UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000 San Jose, California	95128
(Address of principal executive offices)	(Zip Code)

Steven K. McGinnis, Esq. Chief Legal Officer SA Funds - Investment Trust 3055 Olin Ave., Suite 2000 San Jose, CA. 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link Vice President and Managing Counsel State Street Bank and Trust Company Mail Code: JHT 1732 200 Clarendon Street Boston, MA 02116	R. Darrell Mounts Counsel to the Trust K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code:	(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2009

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2009 (UNAUDITED)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 96.3%
Austria — 2.4%
Oesterreichische Kontrollbank AG, 2.875%, 3/15/11	USD	$2,200,000	$2,260,443
Oesterreichische Kontrollbank AG, 4.250%, 10/06/10	USD	2,000,000	2,075,440
			4,335,883
Canada — 6.8%
Royal Bank of Canada, 5.650%, 7/20/11	USD	4,000,000	4,300,036
Canada Mortgage & Housing Corp., 4.800%, 10/01/10	USD	3,500,000	3,644,186
Province of Ontario Canada, 3.125%, 9/08/10	USD	4,000,000	4,092,976
			12,037,198
Germany — 3.5%
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/20/11	USD	4,100,000	4,297,329
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.250%, 9/15/10	USD	1,400,000	1,443,719
Landwirtschaftliche Rentenbank, 4.875%, 2/14/11	USD	500,000	529,468
			6,270,516
Japan — 2.3%
Japan Finance Corp., 2.000%, 6/24/11	USD	4,000,000	4,052,840

United Kingdom — 1.2%
BP Capital Markets PLC, 4.875%, 3/15/10	USD	2,000,000	2,045,932

United States — 80.1%
Bank of America Corp., 4.500%, 8/01/10		800,000	818,544
Bank of America NA, 0.839%, 6/23/10(a)		1,000,000	1,001,635
Bank of America NA, 1.700%, 12/23/10		2,000,000	2,024,368
Citibank NA, 1.625%, 3/30/11		4,500,000	4,552,609
Federal Farm Credit Bank, 5.375%, 7/18/11		4,700,000	5,060,692
Federal Farm Credit Bank, 2.625%, 4/21/11		1,500,000	1,540,263
Federal Farm Credit Bank, 3.750%, 12/06/10		3,500,000	3,626,175
Federal Farm Credit Bank, 2.250%, 7/01/10		1,300,000	1,318,037
Federal Farm Credit Bank, 3.875%, 8/25/11		9,200,000	9,674,195
Federal Home Loan Banks, 3.375%, 6/24/11		3,600,000	3,747,737
Federal Home Loan Banks, 3.625%, 7/01/11		7,800,000	8,174,455
Federal Home Loan Banks, 1.375%, 5/16/11		3,000,000	3,029,514
Federal Home Loan Banks, 4.625%, 2/18/11		3,300,000	3,478,857
Federal Home Loan Banks, 3.500%, 7/16/10		4,200,000	4,285,247
Federal Home Loan Banks, 3.375%, 8/13/10		2,800,000	2,871,352
Federal Home Loan Banks, 1.625%, 1/21/11		2,200,000	2,229,388
Federal Home Loan Banks, 3.625%, 9/16/11		4,500,000	4,739,373
Federal Home Loan Banks, 5.375%, 8/19/11		8,400,000	9,080,820
Federal Home Loan Banks, 1.625%, 7/27/11		11,000,000	11,131,120
Federal Home Loan Mortgage Corp., 6.000%, 6/15/11		6,100,000	6,629,931
Federal Home Loan Mortgage Corp., 4.750%, 1/18/11		700,000	737,071
Federal Home Loan Mortgage Corp., 5.500%, 9/15/11		1,000,000	1,088,189
Federal Home Loan Mortgage Corp., 5.250%, 7/18/11		8,000,000	8,627,376
Federal Home Loan Mortgage Corp., 1.625%, 4/26/11		9,300,000	9,420,491
Federal National Mortgage Association, 3.375%, 5/19/11		700,000	730,325
Federal National Mortgage Association, 1.750%, 3/23/11		1,200,000	1,218,354
Federal National Mortgage Association, 6.000%, 5/15/11		4,100,000	4,440,915
Federal National Mortgage Association, 4.500%, 2/15/11		3,900,000	4,109,836
Federal National Mortgage Association, 1.375%, 4/28/11		6,200,000	6,256,482
General Electric Capital Corp., 0.330%, 3/12/10(a)		3,600,000	3,600,144
Goldman Sachs Group Inc., 1.700%, 3/15/11		3,500,000	3,543,323
Goldman Sachs Group Inc., 1.625%, 7/15/11		1,000,000	1,010,410
Morgan Stanley, 2.900%, 12/01/10		4,000,000	4,102,400
Morgan Stanley, 2.000%, 9/22/11		800,000	813,350
Regions Bank, 2.750%, 12/10/10		1,000,000	1,024,062
Wal-Mart Stores, Inc., 4.125%, 2/15/11		1,000,000	1,042,378
Wal-Mart Stores, Inc., 4.750%, 8/15/10		500,000	516,990
Wells Fargo & Co., 4.625%, 8/09/10		500,000	516,550
			141,812,958
TOTAL BONDS AND NOTES
(Identified Cost $169,235,151)			170,555,327

SHORT-TERM INVESTMENTS — 2.8%
United States — 2.3%
Deutsche Bank NY, 2.813%, 6/18/10(a)(b)		3,000,000	2,986,410
Toronto-Dominion, 1.900%, 10/05/09(b)		1,000,000	1,000,001
			3,986,411

		SHARES	VALUE†
Other — 0.5%
SSgA Money Market Fund		958,889	958,889
SSgA Government Money Market Fund		1	1
			958,890
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,958,891)			4,945,301

See notes to schedule of investments.

Total Investments(c) — 99.1%
(Identified Cost $174,194,042)#	175,500,628
Other Assets — 0.9%	1,588,981

Net Assets — 100.0%	$177,089,609
____________________

†	See note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of September 30, 2009.
(b)	Values determined based on Level 1 inputs established by FAS 157.
(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 2 inputs established by FAS 157.
#

At September 30, 2009 the aggregate cost of investment securities for income tax purposes was $174,194,042. Net unrealized appreciation aggregated $1,306,586 of which $1,321,106 related to appreciated investment securities and $14,520 related to depreciated investment securities.

Key to abbreviations:
USD – U.S. Dollar

See notes to schedule of investments.

SA U.S. Fixed Income Fund

September 30, 2009
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	66.8%
Financials	22.8%
Government Sponsored	6.7%
Short Term	2.8%
Industrials	0.9%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2009 (UNAUDITED)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 98.3%
Australia — 5.6%
Australia & New Zealand Bank Group, 4.375%, 5/24/12	EUR	$3,500,000	$5,358,227
General Electric Capital Australia Funding Pty Ltd., 7.500%, 1/25/11	AUD	13,000,000	11,706,213
Suncorp-Metway Ltd., 4.000%, 1/16/14	GBP	4,200,000	6,940,700
			24,005,140
Austria — 3.9%
Austria Government International Bond, 3.250%, 6/25/13	USD	4,000,000	4,137,240
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.600%, 2/15/11	JPY	1,150,000,000	12,769,042
			16,906,282
Belgium — 2.7%
Belgium Government International Bond, 4.250%, 9/03/13	USD	11,000,000	11,724,350

Canada — 7.7%
Export Development Canada, 4.500%, 10/25/12	USD	5,000,000	5,401,115
Ontario Electricity Financial Corp., 7.450%, 3/31/13	USD	9,400,000	10,726,227
Province of British Columbia Canada, 4.300%, 5/30/13(a)	USD	3,000,000	3,193,254
Province of Manitoba Canada, 5.000%, 2/15/12	USD	4,700,000	4,890,735
Province of Ontario Canada, 4.375%, 2/15/13	USD	3,500,000	3,710,788
Province of Ontario Canada, 4.100%, 6/16/14	USD	4,800,000	5,080,296
			33,002,415
France — 8.2%
Agence Francaise de Developpement, 5.125%, 4/25/12	EUR	7,670,000	12,078,047
Caisse d'Amortissement de la Dette Sociale, 5.250%, 10/25/12	EUR	7,250,000	11,615,591
Total Capital SA, 5.625%, 1/25/12	AUD	10,900,000	9,472,239
Total Capital SA, 5.000%, 5/22/12	USD	2,000,000	2,153,746
			35,319,623
Germany — 13.1%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	790,000,000	8,745,559
Bayerische Landesbank, 2.125%, 2/09/12	CHF	3,200,000	3,085,136
Deutsche Bank AG, 5.375%, 10/12/12	USD	7,300,000	7,902,264
Kreditanstalt fuer Wiederaufbau, 4.000%, 10/15/13	USD	5,000,000	5,309,320
Kreditanstalt fuer Wiederaufbau, 4.625%, 10/12/12	EUR	4,000,000	6,295,146
Landesbank Hessen-Thueringen Girozentrale, 3.000%,10/18/12	CHF	2,000,000	1,971,813
Landeskreditbank Baden-Wuerttemberg Foerderbank, 5.500%, 7/04/10	EUR	7,300,000	11,052,968
Landwirtschaftliche Rentenbank, 3.875%, 3/14/12(a)	EUR	7,800,000	11,946,500
			56,308,706
Japan — 0.8%
Japan Bank for International Cooperation/Japan, 4.375%, 11/26/12	USD	3,200,000	3,433,600

Netherlands — 2.8%
Rabobank Nederland NV, 0.800%, 2/03/11	JPY	1,100,000,000	12,105,343

Norway — 2.2%
Eksportfinans A/S, 1.800%, 6/21/10	JPY	855,000,000	9,580,905

Spain — 2.8%
Instituto de Credito Oficial, 1.500%, 9/20/12	JPY	1,082,000,000	12,181,561

Supranational — 13.7%
African Development Bank, 3.000%, 5/27/14	USD	12,000,000	12,184,788
Asian Development Bank/Pasig, 4.500%, 3/07/11	GBP	1,800,000	2,993,877
Council of Europe Development Bank, 5.500%, 1/18/12	AUD	12,000,000	10,680,088
Council of Europe Development Bank, 5.000%, 1/29/14	USD	1,500,000	1,647,990
Eurofima, 4.250%, 2/04/14(a)	USD	7,600,000	8,073,860
Eurofima, 4.250%, 9/05/13	USD	3,000,000	3,190,440
European Investment Bank, 0.500%, 6/19/13	USD	1,299,000	1,191,963
European Investment Bank, 6.250%, 4/15/14(a)	GBP	2,000,000	3,645,364
European Investment Bank, 4.500%, 1/14/13	GBP	3,400,000	5,807,320
International Bank for Reconstruction & Development, 5.375%, 1/15/14	GBP	700,000	1,229,169
International Bank for Reconstruction & Development, 0.500%, 9/11/12	AUD	9,000,000	6,738,657
International Finance Facility for Immunisation, 3.375%, 5/15/14	GBP	800,000	1,297,255
			58,680,771
Sweden — 2.2%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	9,271,408

United Kingdom — 10.4%
Bank of Scotland PLC, 2.500%, 10/11/11	CHF	13,000,000	12,522,990
Barclays Bank PLC, 5.450%, 9/12/12	USD	9,000,000	9,678,123
Barclays Bank PLC, 5.200%, 7/10/14	USD	2,200,000	2,326,348
BP Capital Markets PLC, 5.250%, 11/07/13	USD	6,335,000	6,945,966

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United Kingdom (Continued)
Network Rail Infra, 4.875%, 3/07/12	GBP	$1,000,000	$1,704,253
United Kingdom Gilt, 2.250%, 3/07/14	GBP	7,300,000	11,514,105
			44,691,785
United States — 22.2%
The Bank of New York Mellon Corp., 5.125%, 8/27/13	USD	915,000	989,949
American International Group, Inc., 1.400%, 4/03/12	JPY	100,000,000	898,541
Bank of America Corp., 4.250%, 10/21/10	EUR	8,000,000	11,897,179
Colgate-Palmolive Co., 4.200%, 5/15/13	USD	4,350,000	4,659,964
Federal Home Loan Bank, 5.500%, 8/13/14(a)	USD	2,300,000	2,609,497
Federal Home Loan Mortgage Corp., 3.000%, 7/28/14(a)	USD	9,000,000	9,185,274
Federal National Mortgage Association, 3.000%, 9/16/14	USD	2,000,000	2,035,348
Federal National Mortgage Association, 2.500%, 5/15/14(a)	USD	9,800,000	9,789,377
General Electric Capital Corp., 1.450%, 11/10/11	JPY	300,000,000	3,299,799
Merck & Co., Inc., 4.375%, 2/15/13(a)	USD	11,250,000	11,761,268
Microsoft Corp., 2.950%, 6/01/14	USD	6,500,000	6,594,705
PepsiCo., Inc., 5.150%, 5/15/12	USD	3,000,000	3,257,196
PepsiCo., Inc., 4.650%, 2/15/13(a)	USD	7,799,000	8,403,727
The Bank of New York Mellon Corp., 4.300%, 5/15/14	USD	1,000,000	1,060,058
Toyota Motor Credit Corp., 1.300%, 3/16/12(a)	JPY	1,100,000,000	12,382,950
Wal-Mart Stores, Inc., 4.550%, 5/01/13	USD	2,000,000	2,160,412
Wal-Mart Stores, Inc., 5.000%, 4/05/12(a)	USD	3,000,000	3,247,971
Wal-Mart Stores, Inc., 3.200%, 5/15/14	USD	1,000,000	1,022,096
			95,255,311
TOTAL BONDS AND NOTES
(Identified Cost $393,513,162)			422,467,200

		SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.8%
Other — 0.8%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		3,740,892	3,740,892
			3,740,893
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,740,893)			3,740,893

COLLATERAL FOR SECURITIES ON LOAN — 13.0%
Short Term — 13.0%
State Street Navigator Prime Portfolio		55,801,563	55,801,563

TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $55,801,563)			55,801,563

Total Investments(b) — 112.1%
(Identified Cost $453,055,618)#			482,009,656
Other Assets — (12.1%)			(52,160,730)

Net Assets — 100.0%			$429,848,926
____________________

†	See note 1.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of the securities on loan was $54,838,481.
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 2 inputs established by FAS 157.
#

At September 30, 2009 the aggregate cost of investment securities for income tax purposes was $453,055,618. Net unrealized appreciation aggregated $28,954,038 of which $29,326,319 related to appreciated investment securities and $372,281 related to depreciated investment securities.

Key to abbreviations:
AUD–	Australian Dollar
CHF–	Swiss Franc
EUR–	Euro Currency
GBP–	British Pound
JPY–	Japanese Yen
SEK–	Swedish Krona
USD–	U.S. Dollar

See notes to schedule of investments.

SA Global Fixed Income Fund

Ten Largest Industry Holdings September 30, 2009
(As a percentage of net assets):

Industry	Percentage
Bank	22.7%
Supra-National Organizations	13.7%
Industrial	9.6%
Financial	8.6%
Foreign Government/Agency-Germany	8.1%
Foreign Government/Agency-Canada	7.7%
Foreign Government/Agency-France	5.5%
U.S. Government Agency	5.5%
Foreign Government/Agency-Spain	2.8%

SA Global Fixed Income Fund

September 30, 2009
Country Weightings (% of portfolio market value)

Country	Percentage
United States	22.6%
Supra-National	13.9%
Germany	13.3%
United Kingdom	10.6%
France	8.4%
Canada	7.8%
Australia	5.7%
Austria	4.0%
Spain	2.9%
Other	10.8%

SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2009 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 95.8%
Aerospace & Defense — 2.5%
AAR Corp.*	1,100	$24,134
Alliant Techsystems, Inc.*	975	75,904
BE Aerospace, Inc.*	2,400	48,336
Boeing Co.	21,100	1,142,565
Ceradyne, Inc.*	300	5,499
Cubic Corp.	500	19,735
Curtiss-Wright Corp.	1,576	53,789
DynCorp International, Inc., Class A*	1,500	27,000
Esterline Technologies Corp.*	900	35,289
General Dynamics Corp.	11,300	729,980
Goodrich Corp.	3,600	195,624
Hexcel Corp.*	3,100	35,464
Honeywell International, Inc.	21,400	795,010
ITT Corp.	5,300	276,395
L-3 Communications Holdings, Inc.	3,400	273,088
Lockheed Martin Corp.	11,600	905,728
Moog, Inc., Class A*	1,500	44,250
Northrop Grumman Corp.	9,544	493,902
Orbital Sciences Corp.*	2,300	34,431
Precision Castparts Corp.	4,024	409,925
Raytheon Co.	14,500	695,565
Rockwell Collins, Inc.	4,600	233,680
Spirit Aerosystems Holdings, Inc.*	1,900	34,314
Taser International, Inc.*	1,000	4,720
Teledyne Technologies, Inc.*	1,700	61,183
TransDigm Group, Inc.*	1,300	64,753
Triumph Group, Inc.	200	9,598
United Technologies Corp.	27,540	1,678,012
		8,407,873
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	6,900	398,475
Expeditors International of Washington, Inc.	6,900	242,535
FedEx Corp.	8,100	609,282
Forward Air Corp.	450	10,417
HUB Group, Inc., Class A*	1,400	31,990
United Parcel Service, Inc., Class B	19,700	1,112,459
UTi Worldwide, Inc.	2,400	34,752
		2,439,910
Airlines — 0.2%
Airtran Holdings, Inc.*	3,800	23,750
Alaska Air Group, Inc.*	1,700	45,543
AMR Corp.*	3,900	31,005
Continental Airlines, Inc.*	3,100	50,964
Delta Air Lines, Inc.*	17,400	155,904
JetBlue Airways Corp.*	7,550	45,149
Skywest, Inc.	1,900	31,502
Southwest Airlines Co.	22,300	214,080
US Airways Group, Inc.*	3,200	15,040
		612,937
Auto Components — 0.3%
BorgWarner, Inc.	3,400	102,884
Cooper Tire & Rubber Co.	2,500	43,950
Federal Mogul Corp.*	200	2,414
Gentex Corp.	5,600	79,240
Johnson Controls, Inc.	17,900	457,524
The Goodyear Tire & Rubber Co.*	6,400	108,992
TRW Automotive Holdings Corp.*	3,700	61,975
WABCO Holdings, Inc.	1,599	33,579
		890,558
Automobiles — 0.2%
Ford Motor Co.*	58,540	422,073
Harley-Davidson, Inc.	5,200	119,600
Thor Industries, Inc.	1,600	49,520
		591,193
Beverages — 2.6%
Brown-Forman Corp., Class B	2,500	120,550
Central European Distribution Corp.*	1,400	45,864
Coca-Cola Co.	84,100	4,516,170
Coca-Cola Enterprises, Inc.	15,100	323,291
Constellation Brands, Inc., Class A*	5,600	84,840
Dr Pepper Snapple Group, Inc.*	6,100	175,375
Hansen Natural Corp.*	2,600	95,524
Molson Coors Brewing Co., Class B	4,600	223,928
PepsiAmericas, Inc.	4,400	125,664
PepsiCo Inc.	52,910	3,103,701
		8,814,907
Biotechnology — 2.1%
Abraxis Bioscience, Inc.*	766	27,867
Acorda Therapeutics, Inc.*	800	18,624
Alexion Pharmaceuticals, Inc.*	3,100	138,074
Alkermes, Inc.*	3,279	30,134
Alnylam Pharmaceuticals, Inc.*	1,400	31,752
Amgen, Inc.*	40,522	2,440,640
Amylin Pharmaceuticals, Inc.*	3,100	42,439
Biogen Idec, Inc.*	8,370	422,852
BioMarin Pharmaceutical, Inc.*	3,200	57,856
Celera Corp.*	2,800	17,444
Celgene Corp.*	13,504	754,874
Cephalon, Inc.*	2,200	128,128
Cubist Pharmaceuticals, Inc.*	2,100	42,420
Dendreon Corp.*	4,300	120,357
Exelixis, Inc.*	3,800	24,244
Facet Biotech Corp.*	880	15,215
Genzyme Corp.*	9,100	516,243
Gilead Sciences, Inc.*	36,500	1,700,170
Human Genome Sciences, Inc.*	1,000	18,820
Incyte Corp., Ltd.*	1,000	6,750
InterMune, Inc.*	600	9,558
Isis Pharmaceuticals, Inc.*	2,900	42,253
MannKind Corp.*	4,100	40,385
Martek Biosciences Corp.*	1,100	24,849
Myriad Genetics, Inc.*	3,600	98,640
Myriad Pharmaceuticals, Inc.*	800	4,688
Onyx Pharmaceuticals, Inc.*	1,900	56,943
OSI Pharmaceuticals, Inc.*	2,000	70,600
PDL BioPharma, Inc.	3,300	26,004
Regeneron Pharmaceuticals, Inc.*	2,300	44,390
Seattle Genetics, Inc.*	1,800	25,254
Theravance, Inc.*	1,400	20,496
United Therapeutics Corp.*	2,000	97,980
Vertex Pharmaceuticals, Inc.*	3,200	121,280
		7,238,223
Building Products — 0.1%
American Woodmark Corp.	200	3,868
Griffon Corp.*	653	6,576
Lennox International, Inc.	2,100	75,852
Masco Corp.	5,800	74,936
Owens Corning*	2,500	56,125
Quanex Building Products Corp.	1,450	20,822
Simpson Manufacturing Co., Inc.	1,400	35,364
Universal Forest Products, Inc.	200	7,892
		281,435
Capital Markets — 2.7%
Affiliated Managers Group, Inc.*	600	39,006
Ameriprise Financial, Inc.	6,240	226,699

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Bank of New York Mellon Corp.	32,150	$932,029
BlackRock, Inc.	2,100	455,322
Charles Schwab Corp.	34,100	653,015
Cohen & Steers, Inc.	1,500	36,000
Eaton Vance Corp.	3,600	100,764
Federated Investors, Inc., Class B	3,100	81,747
Franklin Resources, Inc.	6,700	674,020
Greenhill & Co., Inc.	900	80,622
Invesco Ltd.	7,600	172,976
Investment Technology Group, Inc.*	1,500	41,880
Janus Capital Group, Inc.	4,300	60,974
Jefferies Group, Inc.*	3,700	100,751
Knight Capital Group, Inc., Class A*	4,200	91,350
Legg Mason, Inc.	2,100	65,163
MF Global Ltd.*	300	2,181
Morgan Stanley	31,400	969,632
Northern Trust Corp.	6,400	372,224
optionsXpress Holdings, Inc.	2,000	34,560
Piper Jaffray Cos.*	360	17,179
Raymond James Financial, Inc.	3,900	90,792
Riskmetrics Group, Inc.*	900	13,158
SEI Investments Co.	5,400	106,272
State Street Corp.	12,740	670,124
T Rowe Price Group, Inc.	7,500	342,750
TD Ameritrade Holding Corp.*	17,378	340,956
The Goldman Sachs Group, Inc.	12,500	2,304,375
Waddell & Reed Financial, Inc., Class A	2,717	77,299
		9,153,820
Chemicals — 2.1%
A. Schulman, Inc.	200	3,986
Air Products & Chemicals, Inc.	6,100	473,238
Airgas, Inc.	2,500	120,925
Albemarle Corp.	3,000	103,800
Arch Chemicals, Inc.	200	5,998
Ashland, Inc.	782	33,798
Cabot Corp.	2,400	55,464
Calgon Carbon Corp.*	1,500	22,245
Celanese Corp., Series A	4,400	110,000
CF Industries Holdings, Inc.	1,300	112,099
Cytec Industries, Inc.	2,000	64,940
Dow Chemical Co.	22,400	583,968
Eastman Chemical Co.	2,600	139,204
Ecolab, Inc.	6,700	309,741
EI Du Pont de Nemours & Co.	26,700	858,138
FMC Corp.	2,500	140,625
H.B. Fuller Co.	2,300	48,070
Huntsman Corp.	1,400	12,754
International Flavors & Fragrances, Inc.	3,500	132,755
Kronos Worldwide, Inc.	1,422	14,661
Lubrizol Corp.	2,600	185,796
Minerals Technologies, Inc.	600	28,536
Monsanto Co.	15,934	1,233,292
Nalco Holding Co.	3,490	71,510
NL Industries, Inc.	320	2,144
Olin Corp.	2,100	36,624
OM Group, Inc.*	400	12,156
PPG Industries, Inc.	4,800	279,408
Praxair, Inc.	9,100	743,379
Rockwood Holdings, Inc.*	2,800	57,596
RPM International, Inc.	4,400	81,356
Sensient Technologies Corp.	1,800	49,986
Sigma-Aldrich Corp.	3,500	188,930
Terra Industries, Inc.	3,400	117,878
The Mosaic Co.	10,700	514,349
The Scotts Miracle-Gro Co., Class A	2,200	94,490
Valhi, Inc.	3,660	44,359
Valspar Corp.	3,200	88,032
W.R. Grace & Co.*	700	15,218
Westlake Chemical Corp.	2,100	53,970
Zep, Inc.	500	8,125
		7,253,543
Commercial Banks — 2.3%
Associated Banc-Corp	3,819	43,613
Bancorpsouth, Inc.	2,700	65,907
Bank of Hawaii Corp.	1,600	66,464
BB&T Corp.	16,811	457,932
BOK Financial Corp.	2,242	103,849
Boston Private Financial Holdings, Inc.	1,300	8,463
CapitalSource, Inc.	1,000	4,340
Chemical Financial Corp.	315	6,864
City National Corp.	1,300	50,609
Comerica, Inc.	3,400	100,878
Commerce Bancshares, Inc.	3,272	121,849
Community Bank System, Inc.	400	7,308
Cullen/Frost Bankers, Inc.	2,100	108,444
CVB Financial Corp.	2,416	18,337
Fifth Third Bancorp	4,807	48,695
First Bancorp	2,200	6,710
First Commonwealth Financial Corp.	2,200	12,496
First Financial Bancorp	630	7,592
First Horizon National Corp.*	3,152	41,705
FirstMerit Corp.	3,043	57,908
FNB Corp.	1,851	13,161
Fulton Financial Corp.	6,667	49,069
Glacier Bancorp, Inc.	1,875	28,012
Hancock Holding Co.	800	30,056
Huntington Bancshares, Inc.	4,392	20,686
International Bancshares Corp.	2,750	44,852
Investors Bancorp, Inc.*	3,600	38,196
KeyCorp	5,000	32,500
M&T Bank Corp.	2,868	178,734
Marshall & Ilsley Corp.	2,200	17,754
MB Financial, Inc.	450	9,437
NBT Bancorp, Inc.	600	13,524
Old National Bancorp	2,307	25,838
PNC Financial Services Group, Inc.	12,605	612,477
Prosperity Bancshares, Inc.	1,500	52,185
S&T Bancorp, Inc.	415	5,378
Sterling Bancshares, Inc.	2,250	16,448
SunTrust Banks, Inc.	6,926	156,181
Susquehanna Bancshares, Inc.	1,900	11,191
SVB Financial Group*	500	21,635
Synovus Financial Corp.	13,000	48,750
TCF Financial Corp.	4,000	52,160
Trustmark Corp.	1,900	36,195
UMB Financial Corp.	1,600	64,704
Umpqua Holdings Corp.	1,400	14,840
United Bankshares, Inc.	1,500	29,385
US Bancorp	51,715	1,130,490
Valley National Bancorp	5,168	63,515
Webster Financial Corp.	710	8,854
Wells Fargo & Co.	125,159	3,526,981
WesBanco, Inc.	100	1,546
Westamerica Bancorporation	1,000	52,000
Whitney Holding Corp.	1,425	13,595
Wilmington Trust Corp.	1,100	15,620
Wintrust Financial Corp.	300	8,388

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Zions Bancorporation	2,707	$48,645
		7,832,945
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,800	37,872
ACCO Brands Corp.*	612	4,419
Avery Dennison Corp.	2,900	104,429
Cenveo, Inc.*	1,800	12,456
Cintas Corp.	4,600	139,426
Consolidated Graphics, Inc.*	200	4,990
Copart, Inc.*	2,850	94,649
Corrections Corp. of America*	3,000	67,950
Covanta Holding Corp.*	5,290	89,930
Deluxe Corp.	1,100	18,810
EnergySolutions, Inc.	1,600	14,752
G&K Services, Inc., Class A	200	4,432
Healthcare Services Group, Inc.	497	9,125
Herman Miller, Inc.	1,600	27,056
HNI Corp.	1,600	37,760
Iron Mountain, Inc.*	6,375	169,957
Knoll, Inc.	1,700	17,731
Mine Safety Appliances Co.	1,100	30,261
Mobile Mini, Inc.*	1,000	17,360
Pitney Bowes, Inc.	5,600	139,160
R.R. Donnelley & Sons Co.	3,800	80,788
Republic Services, Inc.	8,285	220,132
Rollins, Inc.	3,525	66,446
Steelcase, Inc., Class A	2,200	13,662
Stericycle, Inc.*	3,000	145,350
SYKES Enterprises, Inc.*	1,100	22,902
Tetra Tech, Inc.*	2,300	61,019
The Brink's Co.	1,200	32,292
The Geo Group, Inc.*	800	16,136
United Stationers, Inc.*	500	23,805
Viad Corp.	400	7,964
Waste Connections, Inc.*	2,625	75,758
Waste Management, Inc.	16,100	480,102
		2,288,881
Communications Equipment — 2.4%
3Com Corp.*	14,100	73,743
ADC Telecommunications, Inc.*	562	4,687
Adtran, Inc.	2,300	56,465
Arris Group, Inc.*	3,500	45,535
Avocent Corp.*	1,100	22,297
Black Box Corp.	300	7,527
Blue Coat Systems, Inc.*	500	11,295
Brocade Communications Systems, Inc.*	8,225	64,649
Ciena Corp.*	2,000	32,560
Cisco Systems, Inc.*	163,921	3,858,700
CommScope, Inc.*	1,998	59,800
EchoStar Corp., Class A*	1,380	25,475
Emulex Corp.*	1,800	18,522
F5 Networks, Inc.*	2,400	95,112
Harmonic, Inc.*	1,800	12,024
Harris Corp.	4,100	154,160
Harris Stratex Networks, Inc., Class A*	1,018	7,126
Infinera Corp.*	2,100	16,695
InterDigital, Inc.*	2,000	46,320
JDS Uniphase Corp.*	4,200	29,862
Juniper Networks, Inc.*	15,506	418,972
Motorola, Inc.	58,900	505,951
Netgear, Inc.*	1,000	18,350
Palm, Inc.*	3,400	59,262
Plantronics, Inc.	700	18,767
Polycom, Inc.*	1,900	50,825
QUALCOMM, Inc.	48,284	2,171,814
Riverbed Technology, Inc.*	1,600	35,136
Starent Networks Corp.*	1,500	38,130
Sycamore Networks, Inc.*	11,200	33,824
Tekelec*	2,000	32,860
Tellabs, Inc.*	10,354	71,650
Viasat, Inc.*	200	5,316
		8,103,411
Computers & Peripherals — 4.7%
Adaptec, Inc.*	1,100	3,674
Apple, Inc.*	26,400	4,893,768
Dell, Inc.*	49,100	749,266
Diebold, Inc.	2,100	69,153
Electronics for Imaging, Inc.*	100	1,127
EMC Corp.*	60,033	1,022,962
Hewlett-Packard Co.	69,983	3,303,897
Imation Corp.	500	4,635
Intermec, Inc.*	1,800	25,380
International Business Machines Corp.	40,000	4,784,400
Lexmark International, Inc., Class A*	1,100	23,694
NCR Corp.*	6,700	92,594
NetApp, Inc.*	8,600	229,448
QLogic Corp.*	4,200	72,240
SanDisk Corp.*	5,400	117,180
Seagate Technology	9,800	149,058
STEC, Inc.*	1,000	29,390
Sun Microsystems, Inc.*	19,950	181,346
Synaptics, Inc.*	450	11,340
Teradata Corp.*	5,300	145,856
Western Digital Corp.*	6,500	237,445
		16,147,853
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	78,706
Dycom Industries, Inc.*	700	8,610
EMCOR Group, Inc.*	1,200	30,384
Fluor Corp.	5,400	274,590
Granite Construction, Inc.	500	15,470
Insituform Technologies, Inc., Class A*	1,000	19,140
Jacobs Engineering Group, Inc.*	3,800	174,610
KBR, Inc.	5,476	127,536
MasTec, Inc.*	2,200	26,730
Quanta Services, Inc.*	5,834	129,106
The Shaw Group, Inc.*	2,400	77,016
Tutor Perini Corp.*	710	15,123
URS Corp.*	2,200	96,030
		1,073,051
Construction Materials — 0.1%
Eagle Materials, Inc.	1,593	45,528
Martin Marietta Materials, Inc.	1,200	110,484
Texas Industries, Inc.	600	25,194
Vulcan Materials Co.	2,991	161,723
		342,929
Consumer Finance — 0.5%
American Express Co.	34,500	1,169,550
AmeriCredit Corp.*	3,500	55,265
Capital One Financial Corp.	8,265	295,308
Cash America International, Inc.	700	21,112
Discover Financial Services	11,700	189,891
SLM Corp.*	2,800	24,416
The Student Loan Corp.	400	18,560
		1,774,102

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging — 0.3%
Aptargroup, Inc.	2,100	$78,456
Ball Corp.	3,800	186,960
Bemis Co., Inc.	3,200	82,912
Crown Holdings, Inc.*	4,700	127,840
Owens-Illinois, Inc.*	5,000	184,500
Packaging Corp. of America	3,500	71,400
Pactiv Corp.*	4,500	117,225
Rock-Tenn Co., Class A	1,400	65,954
Sealed Air Corp.	3,800	74,594
Silgan Holdings, Inc.	1,200	63,276
Sonoco Products Co.	2,400	66,096
Temple-Inland, Inc.	4,000	65,680
		1,184,893
Distributors — 0.1%
Genuine Parts Co.	5,000	190,300
LKQ Corp.*	3,900	72,306
		262,606
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A*	6,050	445,703
Brink's Home Security Holdings, Inc.*	1,600	49,264
Career Education Corp.*	2,500	60,950
Coinstar, Inc.*	1,000	32,980
Corinthian Colleges, Inc.*	3,100	57,536
DeVry, Inc.	2,400	132,768
H&R Block, Inc.	12,900	237,102
Hillenbrand, Inc.	2,300	46,851
ITT Educational Services, Inc.*	1,100	121,451
Jackson Hewitt Tax Service, Inc.	500	2,550
Matthews International Corp., Class A	700	24,766
Regis Corp.	1,100	17,050
Service Corp. International	9,500	66,595
Sotheby's, Class A	2,300	39,629
Stewart Enterprises, Inc., Class A	3,000	15,690
Strayer Education, Inc.	400	87,072
Universal Technical Institute, Inc.*	1,000	19,700
Weight Watchers International, Inc.	2,500	68,600
		1,526,257
Diversified Financial Services — 2.4%
Bank of America Corp.	69,250	1,171,710
Citigroup, Inc.	183,000	885,720
CME Group, Inc.	1,900	585,561
Financial Federal Corp.	300	7,404
Interactive Brokers Group, Inc., Class A*	1,000	19,870
IntercontinentalExchange, Inc.*	1,700	165,223
J.P. Morgan Chase & Co.	110,308	4,833,697
Leucadia National Corp.*	7,200	177,984
Moody's Corp.	6,200	126,852
MSCI, Inc., Class A*	1,700	50,354
NYSE Euronext	4,400	127,116
PHH Corp.*	1,567	31,089
The NASDAQ OMX Group, Inc.*	6,000	126,300
		8,308,880
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	151,543	4,093,177
CenturyTel, Inc.	9,488	318,797
Cincinnati Bell, Inc.*	1,700	5,950
Frontier Communications Corp.	8,000	60,320
General Communication, Inc., Class A*	1,900	13,034
Premiere Global Services, Inc.*	1,300	10,803
Qwest Communications International, Inc.	46,600	177,546
tw telecom, Inc.*	5,600	75,320
Verizon Communications, Inc.	85,552	2,589,659
Windstream Corp.	14,226	144,109
		7,488,715
Electric Utilities — 2.1%
Allegheny Energy, Inc.	6,200	164,424
Allete, Inc.	1,000	33,570
American Electric Power Co., Inc.	13,700	424,563
Cleco Corp.	2,000	50,160
DPL, Inc.	3,300	86,130
Duke Energy Corp.	50,156	789,455
Edison International	9,700	325,726
El Paso Electric Co.*	1,200	21,204
Entergy Corp.	5,700	455,202
Exelon Corp.	19,400	962,628
FirstEnergy Corp.	8,800	402,336
FPL Group, Inc.	15,500	856,065
Great Plains Energy, Inc.	3,484	62,538
Hawaiian Electric Industries, Inc.	2,800	50,736
IDACORP, Inc.	1,000	28,790
ITC Holdings Corp.	1,300	59,085
MGE Energy, Inc.	200	7,296
Northeast Utilities	5,500	130,570
NV Energy, Inc.	8,400	97,356
Pepco Holdings, Inc.	7,200	107,136
Pinnacle West Capital Corp.	3,200	105,024
PNM Resources, Inc.	2,100	24,528
Portland General Electric Co.	2,100	41,412
PPL Corp.	11,100	336,774
Progress Energy, Inc.	10,200	398,412
Southern Co.	29,500	934,265
UIL Holdings Corp.	333	8,788
Unisource Energy Corp.	600	18,450
Westar Energy, Inc.	3,700	72,187
		7,054,810
Electrical Equipment — 0.7%
A.O. Smith Corp.	700	26,670
Acuity Brands, Inc.	1,000	32,210
American Superconductor Corp.*	500	16,770
AMETEK, Inc.	3,450	120,440
Baldor Electric Co.	1,700	46,478
Belden, Inc.	1,500	34,650
Brady Corp., Class A	1,600	45,952
Cooper Industries PLC	4,500	169,065
Emerson Electric Co.	22,200	889,776
Ener1, Inc.*	3,200	22,144
Energy Conversion Devices, Inc.*	900	10,422
EnerSys*	1,800	39,816
First Solar, Inc.*	1,600	244,576
General Cable Corp.*	1,400	54,810
GrafTech International Ltd.*	3,700	54,390
Hubbell, Inc., Class B	2,100	88,200
II-VI, Inc.*	1,100	27,984
Regal-Beloit Corp.	900	41,139
Rockwell Automation, Inc.	4,300	183,180
Roper Industries, Inc.	2,800	142,744
SunPower Corp., Class B*	1,127	28,434
Thomas & Betts Corp.*	1,300	39,104
Vicor Corp.*	200	1,544
Woodward Governor Co.	2,000	48,520
		2,409,018
Electronic Equipment, Instruments & Components — 0.7%
Agilent Technologies, Inc.*	9,500	264,385
Amphenol Corp., Class A	5,100	192,168
Anixter International, Inc.*	1,100	44,121

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Arrow Electronics, Inc.*	3,600	$101,340
Avnet, Inc.*	4,722	122,630
AVX Corp.	4,800	57,264
Benchmark Electronics, Inc.*	1,050	18,900
Checkpoint Systems, Inc.*	600	9,864
Cogent, Inc.*	1,800	18,180
Cognex Corp.	1,500	24,570
Coherent, Inc.*	400	9,328
Corning, Inc.	45,960	703,648
Daktronics, Inc.	100	857
Dolby Laboratories, Inc.*	1,500	57,285
FLIR Systems, Inc.*	4,100	114,677
Ingram Micro, Inc., Class A*	6,300	106,155
Itron, Inc.*	1,000	64,140
Jabil Circuit, Inc.	5,800	77,778
Littelfuse, Inc.*	400	10,496
Molex, Inc., Class A	2,400	50,112
Molex, Inc.	3,000	56,370
MTS Systems Corp.	152	4,440
Multi-Fineline Electronix, Inc.*	600	17,226
National Instruments Corp.	2,850	78,745
Newport Corp.*	1,600	14,016
Plexus Corp.*	800	21,072
Rogers Corp.*	300	8,991
Scansource, Inc.*	200	5,664
Tech Data Corp.*	1,300	54,093
Trimble Navigation Ltd.*	3,900	93,249
Vishay Intertechnology, Inc.*	6,730	53,167
		2,454,931
Energy Equipment & Services — 1.8%
Atwood Oceanics, Inc.*	2,400	84,648
Baker Hughes, Inc.	9,100	388,206
BJ Services Co.	8,500	165,155
Bristow Group, Inc.*	200	5,938
Cal Dive International, Inc.*	1,300	12,857
Cameron International Corp.*	6,300	238,266
CARBO Ceramics, Inc.	800	41,240
Complete Production Services, Inc.*	3,000	33,900
Diamond Offshore Drilling, Inc.	4,100	391,632
Dresser-Rand Group, Inc.*	3,100	96,317
Dril-Quip, Inc.*	1,600	79,424
ENSCO International, Inc.	4,100	174,414
Exterran Holdings, Inc.*	1,502	35,657
FMC Technologies, Inc.*	3,800	198,512
Global Industries Ltd.*	2,500	23,750
Halliburton Co.	26,640	722,477
Helix Energy Solutions Group, Inc.*	1,301	19,489
Helmerich & Payne, Inc.	3,200	126,496
Hornbeck Offshore Services, Inc.*	1,000	27,560
ION Geophysical Corp.*	2,700	9,504
Key Energy Services, Inc.*	2,900	25,230
Nabors Industries Ltd.*	5,700	119,130
National Oilwell Varco, Inc.*	12,510	539,556
Newpark Resources*	2,600	8,346
Oceaneering International, Inc.*	1,600	90,800
Oil States International, Inc.*	1,600	56,208
Parker Drilling Co.*	4,100	22,386
Patterson-UTI Energy, Inc.	4,300	64,930
Pride International, Inc.*	5,200	158,288
Rowan Cos, Inc.	3,600	83,052
RPC, Inc.	2,925	30,654
Schlumberger Ltd.	29,200	1,740,320
SEACOR Holdings, Inc.*	700	57,141
Seahawk Drilling, Inc.*	346	10,757
Smith International, Inc.	6,424	184,369
Superior Energy Services, Inc.*	2,700	60,804
Tetra Technologies, Inc.*	600	5,814
Tidewater, Inc.	1,400	65,926
Unit Corp.*	1,300	53,625
		6,252,778
Food & Staples Retailing — 3.2%
BJ's Wholesale Club, Inc.*	2,700	97,794
Casey's General Stores, Inc.	1,800	56,484
Costco Wholesale Corp.	12,800	722,688
CVS Caremark Corp.	42,279	1,511,051
Kroger Co.	27,200	561,408
Ruddick Corp.	1,900	50,578
Safeway, Inc.	11,900	234,668
SUPERVALU, Inc.	5,075	76,430
Sysco Corp.	15,000	372,750
United Natural Foods, Inc.*	1,600	38,272
Wal-Mart Stores, Inc.	121,000	5,939,890
Walgreen Co.	28,900	1,082,883
Weis Markets, Inc.	900	28,755
Whole Foods Market, Inc.*	4,000	121,960
Winn-Dixie Stores, Inc.*	1,400	18,368
		10,913,979
Food Products — 2.0%
American Italian Pasta Co., Class A*	313	8,507
Archer-Daniels-Midland Co.	24,977	729,828
Bunge Ltd.	3,200	200,352
Campbell Soup Co.	15,600	508,872
Chiquita Brands International, Inc.*	500	8,080
ConAgra Foods, Inc.	14,800	320,864
Corn Products International, Inc.	2,100	59,892
Darling International, Inc.*	800	5,880
Dean Foods Co.*	5,184	92,224
Del Monte Foods Co.	4,588	53,129
Flowers Foods, Inc.	3,437	90,359
Fresh Del Monte Produce, Inc.*	500	11,305
General Mills, Inc.	13,300	856,254
Hain Celestial Group, Inc.*	1,400	26,838
HJ Heinz Co.	9,100	361,725
Hormel Foods Corp.	5,500	195,360
Kellogg Co.	15,100	743,373
Kraft Foods, Inc., Class A	56,771	1,491,374
Lancaster Colony Corp.	500	25,635
McCormick & Co., Inc.	4,300	145,942
Ralcorp Holdings, Inc.*	1,800	105,246
Sanderson Farms, Inc.	400	15,056
Sara Lee Corp.	18,700	208,318
Smithfield Foods, Inc.*	2,200	30,360
The Hershey Co.	6,300	244,818
The J.M. Smucker Co.	3,029	160,567
Tootsie Roll Industries, Inc.	1,023	24,327
TreeHouse Foods, Inc.*	816	29,107
Tyson Foods, Inc., Class A	7,302	92,224
		6,845,816
Gas Utilities — 0.4%
AGL Resources, Inc.	3,100	109,337
Atmos Energy Corp.	3,700	104,266
Energen Corp.	2,500	107,750
EQT Corp.	3,900	166,140
National Fuel Gas Co.	2,900	132,849
New Jersey Resources Corp.	1,450	52,649
Nicor, Inc.	1,500	54,885

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities (Continued)
Northwest Natural Gas Co.	1,400	$58,324
Oneok, Inc.	3,300	120,846
Piedmont Natural Gas Co., Inc.	2,300	55,062
Questar Corp.	5,200	195,312
South Jersey Industries, Inc.	400	14,120
Southwest Gas Corp.	1,500	38,370
The Laclede Group, Inc.	600	19,296
UGI Corp.	3,710	92,973
WGL Holdings, Inc.	1,900	62,966
		1,385,145
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc.*	1,300	18,486
American Medical Systems Holdings, Inc.*	2,100	35,532
Baxter International, Inc.	26,000	1,482,260
Beckman Coulter, Inc.	2,600	179,244
Becton Dickinson and Co.	9,300	648,675
Boston Scientific Corp.*	33,795	357,889
CareFusion Corp.*	4,600	100,280
Conmed Corp.*	500	9,585
CR Bard, Inc.	3,700	290,857
Cyberonics, Inc.*	400	6,376
DENTSPLY International, Inc.	4,334	149,696
Edwards Lifesciences Corp.*	3,600	251,676
ev3, Inc.*	2,200	27,082
Gen-Probe, Inc.*	1,200	49,728
Greatbatch, Inc.*	300	6,741
Haemonetics Corp.*	500	28,060
Hill-Rom Holdings, Inc.	2,300	50,094
Hologic, Inc.*	6,896	112,681
Hospira, Inc.*	4,120	183,752
Idexx Laboratories, Inc.*	1,600	80,000
Immucor, Inc.*	2,175	38,498
Integra LifeSciences Holdings Corp.*	800	27,320
Intuitive Surgical, Inc.*	700	183,575
Inverness Medical Innovations, Inc.*	1,700	65,841
Kinetic Concepts, Inc.*	1,100	40,678
Masimo Corp.*	1,400	36,680
Medtronic, Inc.	32,500	1,196,000
Meridian Bioscience, Inc.	300	7,503
NuVasive, Inc.*	1,200	50,112
ResMed, Inc.*	2,300	103,960
Sirona Dental Systems, Inc.*	900	26,775
St. Jude Medical, Inc.*	13,000	507,130
STERIS Corp.	2,100	63,945
Stryker Corp.	11,500	522,445
Symmetry Medical, Inc.*	200	2,074
Teleflex, Inc.	900	43,479
The Cooper Cos., Inc.	600	17,838
Thoratec Corp.*	2,100	63,567
Varian Medical Systems, Inc.*	3,600	151,668
Volcano Corp.*	1,200	20,184
West Pharmaceutical Services, Inc.	800	32,488
Wright Medical Group, Inc.*	400	7,144
Zimmer Holdings, Inc.*	6,080	324,976
		7,602,574
Health Care Providers & Services — 2.1%
Aetna, Inc.	11,300	314,479
Amedisys, Inc.*	1,100	47,993
AMERIGROUP Corp.*	2,200	48,774
AmerisourceBergen Corp.	11,836	264,890
Amsurg Corp.*	300	6,369
Brookdale Senior Living, Inc.	3,500	63,455
Cardinal Health, Inc.	9,200	246,560
Catalyst Health Solutions, Inc.*	1,300	37,895
Centene Corp.*	1,800	34,092
Chemed Corp.	400	17,556
CIGNA Corp.	7,000	196,630
Community Health Systems, Inc.*	2,200	70,246
Coventry Health Care, Inc.*	4,550	90,818
DaVita, Inc.*	3,500	198,240
Express Scripts, Inc.*	7,100	550,818
Health Management Associates, Inc., Class A*	4,172	31,248
Health Net, Inc.*	1,700	26,180
Healthsouth Corp.*	1,758	27,495
Healthspring, Inc.*	800	9,800
Healthways, Inc.*	500	7,660
Henry Schein, Inc.*	2,700	148,257
Humana, Inc.*	5,500	205,150
inVentiv Health, Inc.*	1,000	16,730
Kindred Healthcare, Inc.*	1,800	29,214
Laboratory Corp. of America Holdings*	3,900	256,230
LifePoint Hospitals, Inc.*	1,533	41,483
Lincare Holdings, Inc.*	3,100	96,875
Magellan Health Services, Inc.*	1,300	40,378
McKesson Corp.	7,900	470,445
Medco Health Solutions, Inc.*	19,038	1,052,992
Mednax, Inc.*	1,400	76,888
Molina Healthcare, Inc.*	1,000	20,690
Odyssey HealthCare, Inc.*	400	5,000
Omnicare, Inc.	4,100	92,332
Owens & Minor, Inc.	1,500	67,875
Patterson Cos, Inc.*	3,600	98,100
PharMerica Corp.*	812	15,079
PSS World Medical, Inc.*	2,900	63,307
Psychiatric Solutions, Inc.*	1,700	45,492
Quest Diagnostics, Inc.	7,400	386,206
Tenet Healthcare Corp.*	2,900	17,052
UnitedHealth Group, Inc.	31,435	787,132
Universal American Corp.*	652	6,142
Universal Health Services, Inc.	1,300	80,509
VCA Antech, Inc.*	2,600	69,914
WellPoint, Inc.*	14,292	676,869
		7,157,539
Health Care Technology — 0.2%
Allscripts-Misys Healthcare Solutions, Inc.	5,300	107,431
Cerner Corp.*	2,600	194,480
Eclipsys Corp.*	1,500	28,950
HLTH Corp.*	2,219	32,420
IMS Health, Inc.	5,400	82,890
MedAssets, Inc.*	1,300	29,341
Quality Systems, Inc.	1,200	73,884
		549,396
Hotels, Restaurants & Leisure — 1.9%
Ameristar Casinos, Inc.	1,800	28,404
Bally Technologies, Inc.*	1,600	61,392
Bob Evans Farms, Inc.	700	20,342
Boyd Gaming Corp.*	3,400	37,162
Brinker International, Inc.	2,650	41,685
Burger King Holdings, Inc.	3,100	54,529
Carnival Corp.	16,300	542,464
CEC Entertainment, Inc.*	600	15,516
Choice Hotels International, Inc.	2,700	83,862
Cracker Barrel Old Country Store, Inc.	500	17,200
Darden Restaurants, Inc.	4,100	139,933
DineEquity, Inc.	400	9,900

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Gaylord Entertainment Co.*	700	$14,070
International Game Technology	9,100	195,468
International Speedway Corp., Class A	500	13,785
Jack in the Box, Inc.*	1,800	36,882
Landry's Restaurants, Inc.*	300	3,150
Las Vegas Sands Corp.*	10,700	180,188
Life Time Fitness, Inc.*	1,300	36,465
Marriott International, Inc., Class A	10,275	283,487
McDonald's Corp.	48,200	2,750,774
MGM Mirage*	4,800	57,792
Panera Bread Co., Class A*	700	38,500
Papa John's International, Inc.*	100	2,457
Penn National Gaming, Inc.*	2,700	74,682
Pinnacle Entertainment, Inc.*	2,000	20,380
Royal Caribbean Cruises Ltd.*	4,300	103,544
Scientific Games Corp., Class A*	3,100	49,073
Sonic Corp.*	2,025	22,397
Speedway Motorsports, Inc.	600	8,634
Starbucks Corp.*	15,800	326,270
Starwood Hotels & Resorts Worldwide, Inc.	5,000	165,150
Texas Roadhouse, Inc., Class A*	1,354	14,379
The Cheesecake Factory, Inc.*	1,750	32,410
The Marcus Corp.	200	2,558
Vail Resorts, Inc.*	1,400	46,956
Wendy's/Arby's Group, Inc., Class A	12,750	60,307
WMS Industries, Inc.*	750	33,420
Wyndham Worldwide Corp.	2,760	45,043
Wynn Resorts Ltd.*	3,200	226,848
Yum! Brands, Inc.	16,100	543,536
		6,440,994
Household Durables — 0.5%
American Greetings Corp., Class A	1,700	37,910
Black & Decker Corp.	1,900	87,951
Blyth, Inc.	375	14,524
Cavco Industries, Inc.*	100	3,550
DR Horton, Inc.	9,300	106,113
Ethan Allen Interiors, Inc.	800	13,200
Fortune Brands, Inc.	4,500	193,410
Garmin Ltd.	4,000	150,960
Harman International Industries, Inc.	1,200	40,656
Jarden Corp.	2,655	74,526
KB Home	2,200	36,542
Kid Brands, Inc.*	400	2,480
Leggett & Platt, Inc.	5,800	112,520
Lennar Corp., Class A	2,600	37,050
Lennar Corp., Class B	800	9,040
M.D.C. Holdings, Inc.	1,057	36,720
Mohawk Industries, Inc.*	1,843	87,893
Newell Rubbermaid, Inc.	8,200	128,658
NVR, Inc.*	100	63,737
Pulte Homes, Inc.	7,747	85,139
Ryland Group, Inc.	1,200	25,284
Snap-On, Inc.	2,000	69,520
Stanley Works	2,200	93,918
Tempur-Pedic International, Inc.*	1,500	28,410
Toll Brothers, Inc.*	4,500	87,930
Tupperware Brands Corp.	1,700	67,864
Whirlpool Corp.	1,867	130,615
		1,826,120
Household Products — 2.1%
Central Garden and Pet Co.*	200	2,350
Central Garden and Pet Co., Class A*	400	4,372
Church & Dwight Co., Inc.	2,500	141,850
Clorox Co.	6,000	352,920
Colgate-Palmolive Co.	20,400	1,556,112
Energizer Holdings, Inc.*	1,700	112,778
Kimberly-Clark Corp.	15,900	937,782
Procter & Gamble Co.	71,605	4,147,362
		7,255,526
Independent Power Producers & Energy Traders — 0.3%
Calpine Corp.*	8,894	102,459
Constellation Energy Group, Inc.	4,900	158,613
Mirant Corp.*	3,600	59,148
NRG Energy, Inc.*	9,700	273,443
Ormat Technologies, Inc.	1,200	48,984
Reliant Energy, Inc.*	7,744	55,292
The AES Corp.*	16,800	248,976
		946,915
Industrial Conglomerates — 1.8%
3M Co.	20,100	1,483,380
Carlisle Cos, Inc.	1,200	40,692
General Electric Co.	273,099	4,484,286
McDermott International, Inc.*	5,500	138,985
Otter Tail Corp.	600	14,358
Textron, Inc.	4,200	79,716
Tredegar Corp.	400	5,800
		6,247,217
Insurance — 3.0%
Aflac, Inc.	13,800	589,812
Allied World Assurance Co., Holdings Ltd.	1,000	47,930
Allstate Corp.	15,700	480,734
American Equity Investment Life Holding Co.	1,800	12,636
American Financial Group, Inc.	3,900	99,450
American National Insurance Co.	400	34,080
Amtrust Financial Services, Inc.	1,389	15,848
AON Corp.	12,100	492,349
Arch Capital Group Ltd.*	1,400	94,556
Argo Group International Holdings Ltd.*	648	21,825
Arthur J Gallagher & Co.	3,200	77,984
Aspen Insurance Holdings Ltd.	2,100	55,587
Assurant, Inc.	3,400	109,004
Assured Guaranty Ltd.	2,000	38,840
Axis Capital Holdings Ltd.	3,400	102,612
Brown & Brown, Inc.	4,700	90,052
Chubb Corp.	15,400	776,314
Cincinnati Financial Corp.	5,214	135,512
CNA Financial Corp.*	7,300	176,222
CNA Surety Corp.*	900	14,580
Conseco, Inc.*	400	2,104
Delphi Financial Group, Inc., Class S	1,675	37,905
Employers Holdings, Inc.	783	12,121
Endurance Specialty Holdings Ltd.	1,200	43,764
Erie Indemnity Co., Class A	1,400	52,444
Everest Re Group Ltd.	1,400	122,780
FBL Financial Group, Inc., Class A	200	3,886
Fidelity National Title Group, Inc., Class A	7,004	105,620
Flagstone Reinsurance Holdings Ltd.	300	3,384
Genworth Financial, Inc., Class A	9,300	111,135
Hanover Insurance Group, Inc.	1,100	45,463
Harleysville Group, Inc.	600	18,990
Hartford Financial Services Group, Inc.	5,100	135,150
HCC Insurance Holdings, Inc.	4,500	123,075
Hilltop Holdings, Inc.*	1,260	15,448
Horace Mann Educators Corp.	1,700	23,749
Infinity Property & Casualty Corp.	400	16,992

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Lincoln National Corp.	8,033	$208,135
Loews Corp.	12,900	441,825
Markel Corp.*	100	32,982
Marsh & McLennan Cos, Inc.	14,800	366,004
MBIA, Inc.*	3,900	30,264
Mercury General Corp.	1,800	65,124
MetLife, Inc.	21,637	823,721
Montpelier Re Holdings Ltd.	2,200	35,904
Navigators Group, Inc.*	100	5,500
Odyssey Re Holdings Corp.	2,300	149,063
Old Republic International Corp.	5,500	66,990
PartnerRe Ltd.	1,200	92,328
Platinum Underwriters Holdings Ltd.	300	10,752
Principal Financial Group, Inc.	5,800	158,862
ProAssurance Corp.*	1,100	57,409
Protective Life Corp.	1,000	21,420
Prudential Financial, Inc.	12,800	638,848
Reinsurance Group of America, Inc.	2,881	128,493
RenaissanceRe Holdings Ltd.	1,400	76,664
RLI Corp.	500	26,390
Selective Insurance Group	1,000	15,730
StanCorp Financial Group, Inc.	1,400	56,518
State Auto Financial Corp.	1,600	28,688
Stewart Information Services Corp.	300	3,711
The First American Corp.	3,300	106,821
The Progressive Corp.*	19,600	324,968
The Travelers Companies, Inc.	23,641	1,163,846
Torchmark Corp.	2,400	104,232
Tower Group, Inc.	1,000	24,390
Transatlantic Holdings, Inc.	1,500	75,255
Unitrin, Inc.	1,200	23,388
UnumProvident Corp.	9,580	205,395
Validus Holdings Ltd.	2,567	66,229
WR Berkley Corp.	6,505	164,446
Zenith National Insurance Corp.	1,200	37,080
		10,177,312
Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	12,900	1,204,344
Expedia, Inc.*	3,928	94,076
Liberty Media Corp. - Interactive, Class A*	11,039	121,098
NetFlix, Inc.*	1,800	83,106
NutriSystem, Inc.	1,000	15,260
Priceline.com, Inc.*	1,300	215,566
Ticketmaster Entertainment, Inc.*	2,031	23,742
		1,757,192
Internet Software & Services — 1.5%
Akamai Technologies, Inc.*	5,154	101,431
Digital River, Inc.*	1,400	56,448
Earthlink, Inc.	4,500	37,845
eBay, Inc.*	33,400	788,574
Equinix, Inc.*	200	18,400
Google, Inc., Class A*	6,200	3,074,270
GSI Commerce, Inc.*	900	17,379
IAC/InterActiveCorp*	3,453	69,716
j2 Global Communications, Inc.*	1,500	34,515
Omniture, Inc.*	1,900	40,736
RealNetworks, Inc.*	2,500	9,300
United Online, Inc.	2,150	17,286
Valueclick, Inc.*	3,400	44,846
VeriSign, Inc.*	6,100	144,509
VistaPrint NV*	1,000	50,750
Yahoo!, Inc.*	33,300	593,073
		5,099,078
IT Services — 1.6%
Accenture PLC	13,500	503,145
Acxiom Corp.*	900	8,514
Affiliated Computer Services, Inc., Class A*	3,200	173,344
Alliance Data Systems Corp.*	2,100	128,268
Amdocs Ltd.*	5,030	135,206
Automatic Data Processing, Inc.	14,000	550,200
Broadridge Financial Solutions, Inc.	4,875	97,988
CACI International, Inc., Class A*	600	28,362
Cognizant Technology Solutions Corp., Class A*	8,500	328,610
Computer Sciences Corp.*	5,500	289,905
Convergys Corp.*	3,200	31,808
CSG Systems International, Inc.*	1,800	28,818
Cybersource Corp.*	1,700	28,339
DST Systems, Inc.*	2,000	89,600
Euronet Worldwide, Inc.*	200	4,806
Fidelity National Information Services, Inc.	7,678	195,866
Fiserv, Inc.*	4,650	224,130
Gartner, Inc., Class A*	4,600	84,042
Global Payments, Inc.	2,480	115,816
Hewitt Associates, Inc., Class A*	2,080	75,774
Lender Processing Services, Inc.	4,139	157,986
Mastercard, Inc., Class A	2,800	566,020
MAXIMUS, Inc.	400	18,640
Metavante Technologies, Inc.*	3,200	110,336
NeuStar, Inc., Class A*	2,700	61,020
Paychex, Inc.	10,550	306,478
Perot Systems Corp., Class A*	4,500	133,650
SAIC, Inc.*	4,500	78,930
Sapient Corp.*	4,000	32,160
SRA International, Inc., Class A*	1,400	30,226
Syntel, Inc.	1,400	66,822
TeleTech Holdings, Inc.*	1,900	32,414
The Western Union Co.	21,308	403,147
Total System Services, Inc.	7,328	118,054
Unisys Corp.*	2,500	6,675
Visa, Inc.	2,800	193,508
		5,438,607
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,600	19,168
Callaway Golf Co.	1,300	9,893
Hasbro, Inc.	4,100	113,775
Mattel, Inc.	11,000	203,060
Polaris Industries, Inc.	1,000	40,780
Pool Corp.	1,200	26,664
		413,340
Life Sciences Tools & Services — 0.5%
Affymetrix, Inc.*	1,900	16,682
Bruker Corp.*	5,500	58,685
Charles River Laboratories International, Inc.*	1,588	58,724
Covance, Inc.*	2,000	108,300
Dionex Corp.*	600	38,982
Illumina, Inc.*	3,400	144,500
Life Technologies Corp.*	5,123	238,476
Luminex Corp.*	1,200	20,400
Millipore Corp.*	1,700	119,561
Parexel International Corp.*	2,400	32,616
PerkinElmer, Inc.	4,500	86,580
Pharmaceutical Product Development, Inc.	3,500	76,790
Techne Corp.	1,300	81,315

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Thermo Fisher Scientific, Inc.*	12,323	$538,145
Varian, Inc.*	1,000	51,060
Waters Corp.*	2,800	156,408
		1,827,224
Machinery — 1.8%
Actuant Corp., Class A	1,500	24,090
AGCO Corp.*	3,100	85,653
Albany International Corp., Class A	400	7,760
Barnes Group, Inc.	1,900	32,471
Briggs & Stratton Corp.	1,700	32,997
Bucyrus International, Inc.	1,700	60,554
Caterpillar, Inc.	17,600	903,408
CLARCOR, Inc.	1,800	56,448
Crane Co.	1,300	33,553
Cummins, Inc.	3,700	165,797
Danaher Corp.	9,200	619,344
Deere & Co.	12,900	553,668
Donaldson Co., Inc.	2,400	83,112
Dover Corp.	5,600	217,056
Eaton Corp.	4,900	277,291
ESCO Technologies, Inc.*	800	31,520
Federal Signal Corp.	900	6,471
Flowserve Corp.	1,800	177,372
Gardner Denver, Inc.*	1,900	66,272
Graco, Inc.	1,550	43,198
Harsco Corp.	2,000	70,820
IDEX Corp.	3,000	83,850
Illinois Tool Works, Inc.	14,800	632,108
John Bean Technologies Corp.	1,080	19,624
Joy Global, Inc.	2,900	141,926
Kaydon Corp.	900	29,178
Kennametal, Inc.	1,900	46,759
Lincoln Electric Holdings, Inc.	1,300	61,685
Manitowoc Co., Inc.	1,600	15,152
Mueller Industries, Inc.	500	11,935
Mueller Water Products, Inc., Class A	661	3,622
Navistar International Corp.*	1,500	56,130
Nordson Corp.	1,000	56,090
Oshkosh Corp.	2,600	80,418
PACCAR, Inc.	10,707	403,761
Pall Corp.	4,200	135,576
Parker Hannifin Corp.	4,950	256,608
Pentair, Inc.	3,700	109,224
Sauer-Danfoss, Inc.	1,500	11,505
SPX Corp.	1,700	104,159
Terex Corp.*	2,600	53,898
Timken Co.	3,000	70,290
Toro Co.	1,000	39,770
Trinity Industries, Inc.	2,400	41,256
Valmont Industries, Inc.	1,000	85,180
Wabtec Corp.	2,000	75,060
Watts Water Technologies, Inc., Class A	900	27,225
		6,200,844
Marine — 0.0%
Alexander & Baldwin, Inc.	900	28,881
Kirby Corp.*	2,000	73,640
		102,521
Media — 3.1%
Arbitron, Inc.	300	6,228
Ascent Media Corp., Class A*	402	10,291
Cablevision Systems Corp., Class A	7,300	173,375
CBS Corp., Class B	16,851	203,054
CBS Corp., Class A	1,300	15,678
Cinemark Holdings, Inc.	2,400	24,864
Comcast Corp., Class A	56,990	962,561
Comcast Corp., Class A Special	22,350	359,388
Discovery Communications, Inc., Class A*	4,020	116,138
Discovery Communications, Inc., Class C*	4,020	104,641
DISH Network Corp., Class A*	5,200	100,152
DreamWorks Animation SKG, Inc., Class A*	2,400	85,368
Gannett Co., Inc.	1,400	17,514
Interactive Data Corp.	3,500	91,735
Interpublic Group of Cos, Inc.*	11,400	85,728
John Wiley & Sons, Inc., Class A	1,700	59,126
Journal Communications, Inc., Class A	700	2,576
Lamar Advertising Co., Class A*	2,400	65,856
Liberty Global, Inc., Series A*	3,795	85,653
Liberty Global, Inc., Series C*	5,373	120,678
Liberty Media Corp. - Capital, Series A*	5,000	104,600
Liberty Media Corp. - Entertainment, Series A*	30,227	940,362
Live Nation, Inc.*	3,200	26,208
Marvel Entertainment, Inc.*	3,000	148,860
McGraw-Hill Companies, Inc.	9,200	231,288
Mediacom Communications Corp., Class A*	2,700	15,552
Meredith Corp.	900	26,946
Morningstar, Inc.*	1,200	58,272
News Corp., Class A	53,544	641,993
News Corp., Class B	23,500	328,765
Omnicom Group, Inc.	9,200	339,848
Primedia, Inc.	1,400	3,528
Regal Entertainment Group, Class A	4,500	55,440
Scholastic Corp.	1,600	38,944
Scripps Networks Interactive, Inc., Class A	2,200	81,290
The DIRECTV Group, Inc.*	45,999	1,268,652
The McClatchy Co., Class A	1,125	2,880
The New York Times Co., Class A	2,900	23,548
Time Warner Cable, Inc.	15,201	655,011
Time Warner, Inc.	35,200	1,013,056
Viacom, Inc., Class A*	1,100	32,395
Viacom, Inc., Class B*	12,641	354,454
Walt Disney Co.	54,540	1,497,668
Warner Music Group Corp.*	4,300	23,779
World Wrestling Entertainment, Inc., Class A	1,500	21,015
		10,624,958
Metals & Mining — 1.0%
AK Steel Holding Corp.	3,100	61,163
Alcoa, Inc.	9,900	129,888
Allegheny Technologies, Inc.	2,800	97,972
AMCOL International Corp.	900	20,601
Carpenter Technology Corp.	600	14,034
Cliffs Natural Resources, Inc.	1,600	51,776
Commercial Metals Co.	4,600	82,340
Compass Minerals International, Inc.	1,000	61,620
Freeport-McMoRan Copper & Gold, Inc., Class B	11,318	776,528
Hecla Mining Co.*	4,300	18,877
Newmont Mining Corp.	14,100	620,682
Nucor Corp.	9,500	446,595
Reliance Steel & Aluminum Co.	2,000	85,120
Royal Gold, Inc.	1,500	68,400
Schnitzer Steel Industries, Inc., Class A	700	37,275
Southern Copper Corp.	19,437	596,522
Steel Dynamics, Inc.	5,800	88,972
Stillwater Mining Co.*	3,300	22,176

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Titanium Metals Corp.	4,000	$38,360
United States Steel Corp.	3,300	146,421
Walter Industries, Inc.	1,400	84,084
Worthington Industries, Inc.	3,000	41,700
		3,591,106
Multi-Utilities — 1.3%
Alliant Energy Corp.	3,400	94,690
Ameren Corp.	6,400	161,792
Avista Corp.	2,100	42,462
Black Hills Corp.	1,000	25,170
Centerpoint Energy, Inc.	10,150	126,164
CH Energy Group, Inc.	300	13,293
CMS Energy Corp.	7,500	100,500
Consolidated Edison, Inc.	10,300	421,682
Dominion Resources, Inc.	20,400	703,800
DTE Energy Co.	6,100	214,354
Integrys Energy Group, Inc.	1,377	49,421
MDU Resources Group, Inc.	6,825	142,301
NiSource, Inc.	7,800	108,342
NorthWestern Corp.	400	9,772
NSTAR	4,300	136,826
OGE Energy Corp.	3,100	102,548
PG&E Corp.	13,200	534,468
Public Service Enterprise Group, Inc.	13,400	421,296
SCANA Corp.	3,900	136,110
Sempra Energy	8,500	423,385
TECO Energy, Inc.	5,800	81,664
Vectren Corp.	2,700	62,208
Wisconsin Energy Corp.	4,000	180,680
Xcel Energy, Inc.	15,500	298,220
		4,591,148
Multiline Retail — 0.8%
99 Cents Only Stores*	1,800	24,210
Big Lots, Inc.*	2,300	57,546
Dillard's, Inc., Class A	2,900	40,890
Dollar Tree, Inc.*	3,700	180,116
Family Dollar Stores, Inc.	5,800	153,120
J.C. Penney Co., Inc.	6,500	219,375
Kohl's Corp.*	9,000	513,450
Macy's, Inc.	7,600	139,004
Nordstrom, Inc.	6,300	192,402
Sears Holdings Corp.*	2,389	156,026
Target Corp.	21,900	1,022,292
		2,698,431
Office Electronics — 0.1%
Xerox Corp.	27,800	215,172
Zebra Technologies Corp., Class A*	1,575	40,840
		256,012
Oil, Gas & Consumable Fuels — 9.0%
Alpha Natural Resources, Inc.*	3,826	134,293
Anadarko Petroleum Corp.	13,800	865,674
Apache Corp.	9,684	889,282
Arch Coal, Inc.	2,800	61,964
Arena Resources, Inc.*	1,100	39,050
Berry Petroleum Co., Class A	1,600	42,848
Bill Barrett Corp.*	1,500	49,185
BPZ Resources, Inc.*	900	6,768
Cabot Oil & Gas Corp.	3,000	107,250
Carrizo Oil & Gas, Inc.*	1,100	26,939
Chesapeake Energy Corp.	15,000	426,000
Chevron Corp.	73,710	5,191,395
Cimarex Energy Co.	2,810	121,729
CNX Gas Corp.*	3,600	110,520
Comstock Resources, Inc.*	1,500	60,120
Concho Resources, Inc.*	2,000	72,640
ConocoPhillips	43,431	1,961,344
Consol Energy, Inc.	5,500	248,105
Continental Resources, Inc.*	3,400	133,178
CVR Energy, Inc.*	500	6,220
Delta Petroleum Corp.*	1,700	2,975
Denbury Resources, Inc.*	7,200	108,936
Devon Energy Corp.	12,840	864,517
El Paso Corp.	18,100	186,792
Encore Acquisition Co.*	1,750	65,450
EOG Resources, Inc.	7,200	601,272
EXCO Resources, Inc.*	7,900	147,651
Exxon Mobil Corp.	154,364	10,590,914
Forest Oil Corp.*	2,771	54,228
Frontier Oil Corp.	2,800	38,976
Goodrich Petroleum Corp.*	1,100	28,391
Hess Corp.	9,700	518,562
Holly Corp.	1,400	35,868
Marathon Oil Corp.	20,702	660,394
Mariner Energy, Inc.*	2,371	33,621
Massey Energy Co.	3,000	83,670
Murphy Oil Corp.	5,600	322,392
Newfield Exploration Co.*	4,300	183,008
Noble Energy, Inc.	5,168	340,881
Occidental Petroleum Corp.	23,880	1,872,192
Overseas Shipholding Group, Inc.	1,100	41,107
Patriot Coal Corp.*	1,440	16,934
Peabody Energy Corp.	7,800	290,316
Penn Virginia Corp.	800	18,328
PetroHawk Energy Corp.*	6,410	155,186
Pioneer Natural Resources Co.	3,402	123,459
Plains Exploration & Production Co.*	3,117	86,216
Quicksilver Resources, Inc.*	2,200	31,218
Range Resources Corp.	4,700	231,992
Rosetta Resources, Inc.*	500	7,345
SandRidge Energy, Inc.*	3,600	46,656
Southern Union Co.	3,288	68,358
Southwestern Energy Co.*	10,300	439,604
Spectra Energy Corp.	18,778	355,655
St. Mary Land & Exploration Co.	1,700	55,182
Sunoco, Inc.	3,800	108,110
Swift Energy Co.*	900	21,312
Tesoro Corp.	3,000	44,940
USEC, Inc.*	3,300	15,477
Valero Energy Corp.	15,318	297,016
W&T Offshore, Inc.	800	9,368
Western Refining, Inc.*	1,000	6,450
Whiting Petroleum Corp.*	800	46,064
Williams Companies, Inc.	17,400	310,938
XTO Energy, Inc.	17,386	718,390
		30,840,815
Paper & Forest Products — 0.2%
Glatfelter	700	8,036
International Paper Co.	11,925	265,093
Louisiana-Pacific Corp.*	3,600	24,012
MeadWestvaco Corp.	6,540	145,907
Wausau Paper Corp.	800	8,000
Weyerhaeuser Co.	6,415	235,110
		686,158
Personal Products — 0.3%
Alberto-Culver Co.	3,500	96,880

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Avon Products, Inc.	12,300	$417,708
Bare Escentuals, Inc.*	2,000	23,780
Chattem, Inc.*	200	13,282
Elizabeth Arden, Inc.*	300	3,531
Estee Lauder Companies, Inc., Class A	3,600	133,488
Herbalife Ltd.	1,400	45,836
NBTY, Inc.*	2,900	114,782
Nu Skin Enterprises, Inc., Class A	2,200	40,766
Revlon, Inc., Class A*	396	1,925
USANA Health Sciences, Inc.*	200	6,822
		898,800
Pharmaceuticals — 5.8%
Abbott Laboratories	60,500	2,992,935
Allergan Inc.	8,600	488,136
Auxilium Pharmaceuticals, Inc.*	1,400	47,894
Bristol-Myers Squibb Co.	65,000	1,463,800
Eli Lilly & Co.	29,800	984,294
Endo Pharmaceuticals Holdings, Inc.*	2,809	63,568
Forest Laboratories, Inc.*	8,100	238,464
Impax Laboratories, Inc.*	700	6,118
Johnson & Johnson	79,912	4,865,842
King Pharmaceuticals, Inc.*	6,100	65,697
Medicis Pharmaceutical Corp., Class A	1,000	21,350
Merck & Co., Inc.	67,600	2,138,188
Mylan, Inc.*	7,925	126,879
Perrigo Co.	2,900	98,571
Pfizer, Inc.	151,375	2,505,256
Schering-Plough Corp.	42,300	1,194,975
Sepracor, Inc.*	2,800	64,120
The Medicines Co.*	1,700	18,717
Valeant Pharmaceuticals International*	3,100	86,986
Viropharma, Inc.*	1,800	17,316
Warner Chilcott PLC*	4,500	97,290
Watson Pharmaceuticals, Inc.*	3,400	124,576
Wyeth	45,500	2,210,390
		19,921,362
Professional Services — 0.3%
Dun & Bradstreet Corp.	1,800	135,576
Equifax, Inc.	3,989	116,239
FTI Consulting, Inc.*	1,300	55,393
IHS, Inc., Class A*	1,600	81,808
Korn/Ferry International*	400	5,836
Manpower, Inc.	2,400	136,104
Monster Worldwide, Inc.*	2,500	43,700
MPS Group, Inc.*	3,900	41,028
Navigant Consulting, Inc.*	1,613	21,776
Resources Connection, Inc.*	1,600	27,296
Robert Half International, Inc.	4,400	110,088
The Corporate Executive Board Co.	500	12,450
TrueBlue, Inc.*	500	7,035
Watson Wyatt Worldwide, Inc., Class A	1,500	65,340
		859,669
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A*	4,500	52,830
Forest City Enterprises, Inc.	600	8,022
Forestar Group, Inc.*	1,333	22,901
Jones Lang LaSalle, Inc.	600	28,422
The St. Joe Co.*	2,400	69,888
		182,063
Road & Rail — 1.0%
Arkansas Best Corp.	700	20,958
Burlington Northern Santa Fe Corp.	9,900	790,317
Con-way, Inc.	1,500	57,480
CSX Corp.	12,100	506,506
Genesee & Wyoming, Inc., Class A*	1,300	39,416
Heartland Express, Inc.	3,066	44,150
Hertz Global Holdings, Inc.*	4,200	45,486
JB Hunt Transport Services, Inc.	3,500	112,455
Kansas City Southern*	2,700	71,523
Knight Transportation, Inc.	2,625	44,048
Landstar System, Inc.	1,600	60,896
Norfolk Southern Corp.	10,700	461,277
Old Dominion Freight Line, Inc.*	1,450	44,123
Ryder System, Inc.	1,600	62,496
Union Pacific Corp.	14,900	869,415
Werner Enterprises, Inc.	2,700	50,301
		3,280,847
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Energy Industries, Inc.*	1,800	25,632
Advanced Micro Devices, Inc.*	14,700	83,202
Altera Corp.	9,200	188,692
Amkor Technology, Inc.*	7,500	51,600
Analog Devices, Inc.	8,800	242,704
Applied Materials, Inc.	39,300	526,620
Applied Micro Circuits Corp.*	1,200	11,988
Atheros Communications, Inc.*	2,000	53,060
Atmel Corp.*	17,500	73,325
ATMI, Inc.*	1,500	27,225
Broadcom Corp., Class A*	12,450	382,091
Brooks Automation, Inc.*	2,000	15,460
Cabot Microelectronics Corp.*	300	10,458
Cree, Inc.*	2,600	95,550
Cymer, Inc.*	500	19,430
Cypress Semiconductor Corp.*	6,100	63,013
Diodes, Inc.*	1,500	27,135
Entegris, Inc.*	5,017	24,834
Exar Corp.*	600	4,410
Fairchild Semiconductor International, Inc.*	4,600	47,058
FEI Co.*	600	14,790
Formfactor, Inc.*	1,100	26,312
Hittite Microwave Corp.*	1,100	40,458
Integrated Device Technology, Inc.*	4,970	33,597
Intel Corp.	155,700	3,047,049
International Rectifier Corp.*	1,500	29,235
Intersil Corp., Class A	3,500	53,585
Kla-Tencor Corp.	5,200	186,472
Lam Research Corp.*	3,600	122,976
Linear Technology Corp.	6,200	171,306
LSI Corp.*	18,094	99,336
Maxim Integrated Products, Inc.	5,500	99,770
MEMC Electronic Materials, Inc.*	5,800	96,454
Microchip Technology, Inc.	5,350	141,775
Micron Technology, Inc.*	18,301	150,068
Microsemi Corp.*	2,900	45,791
MKS Instruments, Inc.*	1,300	25,077
National Semiconductor Corp.	6,700	95,609
Novellus Systems, Inc.*	2,800	58,744
Nvidia Corp.*	16,800	252,504
ON Semiconductor Corp.*	11,830	97,598
PMC - Sierra, Inc.*	8,400	80,304
Power Integrations, Inc.	400	13,332
Rambus, Inc.*	3,700	64,380
RF Micro Devices, Inc.*	1,600	8,688
Semtech Corp.*	1,000	17,010
Silicon Laboratories, Inc.*	1,800	83,448
Skyworks Solutions, Inc.*	4,200	55,608

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Teradyne, Inc.*	6,000	$55,500
Tessera Technologies, Inc.*	1,600	44,624
Texas Instruments, Inc.	36,600	867,054
TriQuint Semiconductor, Inc.*	5,100	39,372
Varian Semiconductor Equipment Associates, Inc.*	2,125	69,785
Xilinx, Inc.	8,800	206,096
		8,467,194
Software — 4.2%
ACI Worldwide, Inc.*	900	13,617
Activision Blizzard, Inc.*	37,088	459,520
Adobe Systems, Inc.*	15,508	512,384
Advent Software, Inc.*	400	16,100
ANSYS, Inc.*	3,000	112,410
Ariba, Inc.*	2,300	26,680
Autodesk, Inc.*	6,500	154,700
Blackboard, Inc.*	1,000	37,780
BMC Software, Inc.*	5,800	217,674
CA, Inc.	15,490	340,625
Cadence Design Systems, Inc.*	5,300	38,902
Citrix Systems, Inc.*	5,900	231,457
Compuware Corp.*	9,700	71,101
Concur Technologies, Inc.*	1,500	59,640
Electronic Arts, Inc.*	8,400	160,020
Factset Research Systems, Inc.	1,050	69,552
Fair Isaac Corp.	750	16,118
Informatica Corp.*	3,100	69,998
Intuit, Inc.*	13,000	370,500
Jack Henry & Associates, Inc.	3,100	72,757
Lawson Software, Inc.*	6,100	38,064
Manhattan Associates, Inc.*	300	6,060
McAfee, Inc.*	5,900	258,361
Mentor Graphics Corp.*	3,500	32,585
Micros Systems, Inc.*	3,000	90,570
Microsoft Corp.	231,300	5,988,357
NetSuite, Inc.*	1,200	18,360
Novell, Inc.*	10,700	48,257
Nuance Communications, Inc.*	7,700	115,192
Oracle Corp.	148,960	3,104,326
Parametric Technology Corp.*	3,480	48,094
Progress Software Corp.*	1,300	29,445
Quest Software, Inc.*	3,100	52,235
Red Hat, Inc.*	5,100	140,964
Rovi Corp.*	3,817	128,251
S1 Corp.*	1,300	8,034
Salesforce.com, Inc.*	3,500	199,255
Solera Holdings, Inc.	1,550	48,220
Sybase, Inc.*	3,100	120,590
Symantec Corp.*	23,821	392,332
Synopsys, Inc.*	4,900	109,858
Take-Two Interactive Software, Inc.*	2,150	24,102
THQ, Inc.*	1,100	7,524
TIBCO Software, Inc.*	7,500	71,175
TiVo, Inc.*	2,700	27,972
VMware, Inc.*	2,000	80,340
Websense, Inc.*	1,600	26,880
		14,266,938
Specialty Retail — 2.3%
Aaron Rents, Inc.	1,500	39,600
Abercrombie & Fitch Co., Class A	2,500	82,200
Advance Auto Parts, Inc.	3,700	145,336
Aeropostale, Inc.*	1,800	78,246
American Eagle Outfitters, Inc.	6,350	107,061
AnnTaylor Stores Corp.*	1,550	24,630
Asbury Automotive Group, Inc.*	900	11,412
AutoNation, Inc.*	6,900	124,752
AutoZone, Inc.*	1,900	277,818
Barnes & Noble, Inc.	2,800	62,216
Bebe Stores, Inc.	1,350	9,936
Bed Bath & Beyond, Inc.*	7,600	285,304
Best Buy Co., Inc.	12,125	454,930
Cabela's, Inc.*	2,100	28,014
Carmax, Inc.*	5,546	115,912
Chico's FAS, Inc.*	5,800	75,400
Collective Brands, Inc.*	1,700	29,461
Dick's Sporting Goods, Inc.*	2,400	53,760
Dress Barn, Inc.*	2,000	35,860
Foot Locker, Inc.	4,100	48,995
GameStop Corp., Class A*	4,988	132,032
Group 1 Automotive, Inc.	400	10,740
Guess?, Inc.	2,800	103,712
Gymboree Corp.*	1,000	48,380
Hibbett Sports, Inc.*	1,100	20,053
Home Depot, Inc.	47,600	1,268,064
J Crew Group, Inc.*	1,300	46,566
Jo-Ann Stores, Inc.*	200	5,366
Lowe's Cos, Inc.	42,600	892,044
Ltd. Brands, Inc.	9,380	159,366
Men's Wearhouse, Inc.	1,750	43,225
O'Reilly Automotive, Inc.*	3,600	130,104
Office Depot, Inc.*	10,500	69,510
Penske Auto Group, Inc.	3,200	61,376
PetSmart, Inc.	3,900	84,825
RadioShack Corp.	3,300	54,681
Rent-A-Center, Inc.*	1,700	32,096
Ross Stores, Inc.	4,900	234,073
Sally Beauty Holdings, Inc.*	6,300	44,793
Signet Jewelers Ltd.*	600	15,798
Stage Stores, Inc.	1,720	22,291
Staples, Inc.	21,150	491,103
Systemax, Inc.*	1,300	15,769
The Buckle, Inc.	1,800	61,452
The Cato Corp., Class A	300	6,087
The Childrens Place Retail Stores, Inc.*	1,100	32,956
The Gap, Inc.	20,900	447,260
The Sherwin Williams Co.	4,600	276,736
Tiffany & Co.	3,600	138,708
TJX Cos, Inc.	12,300	456,945
Tractor Supply Co.*	1,400	67,788
Urban Outfitters, Inc.*	4,800	144,816
Williams-Sonoma, Inc.	4,100	82,943
		7,792,501
Textiles, Apparel & Luxury Goods — 0.5%
Carter's, Inc.*	2,000	53,400
Coach, Inc.	9,500	312,740
Columbia Sportswear Co.	700	28,812
Fossil, Inc.*	2,600	73,970
Hanesbrands, Inc.*	2,101	44,961
Iconix Brand Group, Inc.*	1,200	14,964
Jones Apparel Group, Inc.	1,700	30,481
K-Swiss, Inc., Class A	400	3,516
NIKE, Inc., Class B	11,400	737,580
Phillips-Van Heusen Corp.	1,400	59,906
Polo Ralph Lauren Corp.	1,500	114,930
The Timberland Co., Class A*	1,000	13,920
The Warnaco Group, Inc.*	1,400	61,404
VF Corp.	3,300	239,019

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
Wolverine World Wide, Inc.	2,200	$54,648
		1,844,251
Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	3,700	40,848
Beneficial Mutual Bancorp, Inc.*	2,000	18,260
Brookline Bancorp, Inc.	1,500	14,580
Capitol Federal Financial	2,500	82,300
Dime Community Bancshares	600	6,858
First Niagara Financial Group, Inc.	5,600	69,048
Hudson City Bancorp, Inc.	15,107	198,657
Kearny Financial Corp.	1,486	15,484
New York Community Bancorp, Inc.	10,665	121,794
NewAlliance Bancshares, Inc.	3,600	38,520
Northwest Bancorp, Inc.	1,900	43,396
Ocwen Financial Corp.*	1,500	16,980
Oritani Financial Corp.	807	11,007
People's United Financial, Inc.	10,710	166,648
Provident Financial Services, Inc.	2,300	23,667
TFS Financial Corp.	6,895	82,051
Trustco Bank Corp.	2,380	14,875
Washington Federal, Inc.	2,947	49,686
		1,014,659
Tobacco — 1.5%
Altria Group, Inc.	72,600	1,293,006
Lorillard, Inc.	4,700	349,210
Philip Morris International, Inc.	58,400	2,846,416
Reynolds American, Inc.	9,600	427,392
Universal Corp.	800	33,456
Vector Group Ltd.	1,751	27,270
		4,976,750
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	1,675	35,443
Fastenal Co.	4,500	174,150
GATX Corp.	1,700	47,515
MSC Industrial Direct Co., Class A	1,400	61,012
RSC Holdings, Inc.*	700	5,089
Watsco, Inc.	800	43,128
WESCO International, Inc.*	1,500	43,200
WW Grainger, Inc.	2,500	223,400
		632,937
Water Utilities — 0.0%
Aqua America, Inc.	4,034	71,160

Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A*	12,000	436,800
Centennial Communications Corp., Class A*	3,600	28,728
Crown Castle International Corp.*	7,717	242,005
Leap Wireless International, Inc.*	1,200	23,460
MetroPCS Communications, Inc.*	8,400	78,624
NII Holdings, Inc.*	3,400	101,932
NTELOS Holdings Corp.	1,100	19,426
SBA Communications Corp., Class A*	3,400	91,902
Sprint Nextel Corp.*	48,600	191,970
Syniverse Holdings, Inc.*	700	12,250
Telephone & Data Systems, Inc.	1,800	55,818
Telephone & Data Systems, Inc., Special Shares	1,400	41,552
United States Cellular Corp.*	1,300	50,791
		1,375,258
TOTAL COMMON STOCKS
(Identified Cost $267,245,311)		327,250,815

RIGHTS & WARRANTS — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	73	4
TOTAL RIGHTS & WARRANTS
(Identified Cost $—)		4

MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. MicroCap Portfololio	1,354,067	13,973,971
TOTAL MUTUAL FUNDS
(Identified Cost $16,208,750)		13,973,971

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	511,001	511,001
		511,002
TOTAL SHORT-TERM INVESTMENTS(a)
(Identified Cost $511,002)		511,002

Total Investments(b) — 100.0%
(Identified Cost $283,965,063)#		341,735,792
Liabilities, Less Cash and Other Assets — 0.0%		(2,365)

Net Assets — 100.0%		$341,733,427
____________________

†	See note 1.
*	Non-income producing security.
(a)	Values determined based on Level 2 inputs established by FAS 157.
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FAS 157.
#

At September 30, 2009 the aggregate cost of investment securities for income tax purposes was $283,965,063. Net unrealized appreciation aggregated $57,770,729 of which $82,697,271 related to appreciated investment securities and $24,926,542 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Market Fund

September 30, 2009
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	17.7%
Financials	15.5%
Health Care	12.9%
Consumer Staples	11.6%
Energy	10.9%
Consumer Discretionary	10.7%
Industrials	10.2%
Utilities	4.1%
Materials	3.8%
Telecommunication Services	2.6%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2009 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.2%
Northrop Grumman Corp.	55,064	$2,849,562

Air Freight & Logistics — 0.6%
FedEx Corp.	18,423	1,385,778

Airlines — 0.5%
Southwest Airlines Co.	124,600	1,196,160

Auto Components — 0.3%
Johnson Controls, Inc.	29,938	765,215

Beverages — 0.9%
Constellation Brands, Inc., Class A*	27,834	421,685
Molson Coors Brewing Co., Class B	26,600	1,294,888
PepsiAmericas, Inc.	17,600	502,656
		2,219,229
Building Products — 0.3%
Masco Corp.	49,041	633,610

Capital Markets — 3.4%
Ameriprise Financial, Inc.	11,233	408,095
Bank of New York Mellon Corp.	85,002	2,464,208
Invesco Ltd.	25,530	581,063
Legg Mason, Inc.	13,100	406,493
Morgan Stanley	139,909	4,320,390
Raymond James Financial, Inc.	1,113	25,910
		8,206,159
Chemicals — 1.4%
Ashland, Inc.	5,600	242,032
Dow Chemical Co.	126,417	3,295,691
		3,537,723
Commercial Banks — 2.7%
BB&T Corp.	9,986	272,019
City National Corp.	2,767	107,719
Comerica, Inc.	22,529	668,436
Fifth Third Bancorp	64,100	649,333
First Horizon National Corp.*	20,273	268,216
Huntington Bancshares, Inc.	20,800	97,968
KeyCorp	33,500	217,750
M&T Bank Corp.	14,828	924,081
Marshall & Ilsley Corp.	8,300	66,981
PNC Financial Services Group, Inc.	40,878	1,986,262
Regions Financial Corp.	45,835	284,635
Banks, Inc.	47,060	1,061,203
		6,604,603
Commercial Services & Supplies — 0.5%
R.R. Donnelley & Sons Co.	31,877	677,705
Republic Services, Inc.	17,737	471,272
		1,148,977
Communications Equipment — 0.5%
Motorola, Inc.	130,479	1,120,815
Tellabs, Inc.*	29,600	204,832
		1,325,647
Computers & Peripherals — 0.2%
SanDisk Corp.*	18,300	397,110

Construction & Engineering — 0.2%
KBR, Inc.	3,374	78,581
URS Corp.*	10,779	470,503
		549,084
Consumer Finance — 1.3%
AmeriCredit Corp.*	3,100	48,949
Capital One Financial Corp.	58,863	2,103,175
Discover Financial Services	58,934	956,499
		3,108,623
Diversified Financial Services — 10.3%
Bank of America Corp.	519,956	8,797,655
Citigroup, Inc.	602,120	2,914,261
CME Group, Inc.	6,341	1,954,233
J.P. Morgan Chase & Co.	235,238	10,308,129
NYSE Euronext	36,217	1,046,309
The NASDAQ OMX Group, Inc.*	6,200	130,510
		25,151,097
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	262,382	7,086,938
Verizon Communications, Inc.	35	1,059
		7,087,997
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.*	20,100	565,815
Avnet, Inc.*	25,300	657,041
AVX Corp.	5,990	71,461
Ingram Micro, Inc., Class A*	27,460	462,701
Molex, Inc., Class A	2,800	58,464
Molex, Inc.	297	5,581
Tyco Electronics Ltd.	49,220	1,096,621
		2,917,684
Energy Equipment & Services — 2.3%
BJ Services Co.	17,500	340,025
ENSCO International, Inc.	16,800	714,672
Helmerich & Payne, Inc.	14,667	579,787
Nabors Industries Ltd.*	21,485	449,037
National Oilwell Varco, Inc.*	34,500	1,487,985
Patterson-UTI Energy, Inc.	13,600	205,360
Pride International, Inc.*	16,607	505,517
Rowan Cos, Inc.	11,100	256,077
Smith International, Inc.	21,993	631,199
Tidewater, Inc.	8,682	408,835
		5,578,494
Food & Staples Retailing — 2.7%
CVS Caremark Corp.	148,937	5,323,009
Safeway, Inc.	33,582	662,237
SUPERVALU, Inc.	32,652	491,739
		6,476,985
Food Products — 2.5%
Archer-Daniels-Midland Co.	53,896	1,574,841
Bunge Ltd.	7,355	460,497
Corn Products International, Inc.	12,700	362,204
Del Monte Foods Co.	5,100	59,058
Kraft Foods, Inc., Class A	76,192	2,001,564
Ralcorp Holdings, Inc.*	2,600	152,022
The J.M. Smucker Co.	14,800	784,548
Tyson Foods, Inc., Class A	52,207	659,374
		6,054,108
Gas Utilities — 0.1%
Questar Corp.	5,776	216,947

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.*	141,090	1,494,143
CareFusion Corp.*	5,056	110,221
Hologic, Inc.*	22,276	363,990
Inverness Medical Innovations, Inc.*	7,511	290,901
Teleflex, Inc.	1,500	72,465
		2,331,720
Health Care Providers & Services — 2.6%
Aetna, Inc.	33,775	939,958
Cardinal Health, Inc.	11,613	311,228

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Community Health Systems, Inc.*	11,486	$366,748
Coventry Health Care, Inc.*	12,148	242,474
Humana, Inc.*	12,500	466,250
Omnicare, Inc.	15,700	353,564
WellPoint, Inc.*	77,107	3,651,788
		6,332,010
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	82,444	2,743,736
MGM Mirage*	4,100	49,364
Royal Caribbean Cruises Ltd.*	20,100	484,008
Wendy's/Arby's Group, Inc., Class A	25,700	121,561
Wyndham Worldwide Corp.	13,946	227,599
		3,626,268
Household Durables — 1.1%
Fortune Brands, Inc.	22,167	952,738
Lennar Corp., Class A	4,600	65,550
Mohawk Industries, Inc.*	11,600	553,204
Toll Brothers, Inc.*	26,700	521,718
Whirlpool Corp.	9,240	646,430
		2,739,640
Independent Power Producers & Energy Traders — 0.4%
Calpine Corp.*	31,137	358,698
Mirant Corp.*	9,600	157,728
NRG Energy, Inc.*	2,600	73,294
Reliant Energy, Inc.*	25,647	183,120
The AES Corp.*	16,290	241,148
		1,014,258
Industrial Conglomerates — 3.9%
General Electric Co.	557,700	9,157,434
Tyco International Ltd.	9,246	318,802
		9,476,236
Insurance — 14.8%
Alleghany Corp.*	1,541	399,196
Allied World Assurance Co., Holdings Ltd.	1,200	57,516
Allstate Corp.	90,300	2,764,986
American Financial Group, Inc.	19,642	500,871
American National Insurance Co.	4,492	382,718
Arch Capital Group Ltd.*	2,169	146,494
Aspen Insurance Holdings Ltd.	7,538	199,531
Assurant, Inc.	8,900	285,334
Axis Capital Holdings Ltd.	9,748	294,195
Chubb Corp.	57,400	2,893,534
Cincinnati Financial Corp.	28,156	731,775
CNA Financial Corp.*	45,652	1,102,039
Endurance Specialty Holdings Ltd.	300	10,941
Everest Re Group Ltd.	5,592	490,418
Fidelity National Title Group, Inc., Class A	37,567	566,510
Genworth Financial, Inc., Class A	37,700	450,515
Hanover Insurance Group, Inc.	8,904	368,002
Hartford Financial Services Group, Inc.	47,800	1,266,700
HCC Insurance Holdings, Inc.	14,368	392,965
Lincoln National Corp.	43,200	1,119,312
Loews Corp.	73,779	2,526,931
Markel Corp.*	709	233,842
Mercury General Corp.	4,958	179,380
MetLife, Inc.	134,713	5,128,524
Odyssey Re Holdings Corp.	10,600	686,986
Old Republic International Corp.	41,075	500,294
PartnerRe Ltd.	2,800	215,432
Prudential Financial, Inc.	71,500	3,568,565
Reinsurance Group of America, Inc.	12,042	537,073
RenaissanceRe Holdings Ltd.	3,682	201,626
The First American Corp.	16,300	527,631
The Travelers Companies, Inc.	95,785	4,715,496
Transatlantic Holdings, Inc.	8,500	426,445
UnumProvident Corp.	51,956	1,113,937
Wesco Financial Corp.	1,285	418,268
White Mountains Insurance Group Ltd.	486	149,207
WR Berkley Corp.	19,200	485,376
		36,038,565
Internet & Catalog Retail — 0.8%
Expedia, Inc.*	39,649	949,593
Liberty Media Corp. - Interactive, Class A*	95,637	1,049,138
		1,998,731
Internet Software & Services — 0.2%
IAC/InterActiveCorp*	22,434	452,942

IT Services — 0.9%
Computer Sciences Corp.*	26,461	1,394,759
Fidelity National Information Services, Inc.	27,225	694,510
		2,089,269
Life Sciences Tools & Services — 0.7%
PerkinElmer, Inc.	15,902	305,954
Thermo Fisher Scientific, Inc.*	34,968	1,527,053
		1,833,007
Machinery — 0.8%
AGCO Corp.*	3,804	105,105
Eaton Corp.	11,378	643,881
Ingersoll Rand Plc	23,600	723,812
Pentair, Inc.	11,168	329,679
SPX Corp.	1,500	91,905
Timken Co.	5,400	126,522
		2,020,904
Media — 11.6%
CBS Corp., Class B	106,295	1,280,855
CBS Corp., Class A	8,700	104,922
Clear Channel Outdoor Holdings, Inc., Class A*	2,900	20,300
Comcast Corp., Class A	319,523	5,396,743
Comcast Corp., Class A Special	105,650	1,698,852
Discovery Communications, Inc., Class A*	22,150	639,913
Discovery Communications, Inc., Class C*	22,150	576,564
Liberty Global, Inc., Series A*	16,405	370,261
Liberty Global, Inc., Series C*	11,875	266,713
Liberty Media Corp. - Entertainment, Series A*	85,852	2,670,856
News Corp., Class A	182,293	2,185,693
News Corp., Class B	70,326	983,861
The Washington Post Co.	774	362,294
Time Warner Cable, Inc.	61,459	2,648,268
Time Warner, Inc.	187,566	5,398,149
Walt Disney Co.	136,182	3,739,558
		28,343,802
Metals & Mining — 1.1%
Alcoa, Inc.	132,010	1,731,971
Commercial Metals Co.	3,200	57,280
Reliance Steel & Aluminum Co.	9,200	391,552
United States Steel Corp.	10,400	461,448
		2,642,251
Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	1,100	34,584

Multiline Retail — 1.4%
J.C. Penney Co., Inc.	26,756	903,015
Macy's, Inc.	70,866	1,296,139

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail (Continued)
Sears Holdings Corp.*	17,196	$1,123,071
		3,322,225
Office Electronics — 0.4%
Xerox Corp.	121,871	943,282

Oil, Gas & Consumable Fuels — 10.7%
Anadarko Petroleum Corp.	77,464	4,859,317
Cabot Oil & Gas Corp.	8,100	289,575
Chesapeake Energy Corp.	89,349	2,537,511
Cimarex Energy Co.	12,300	532,836
ConocoPhillips	162,774	7,350,874
Hess Corp.	19,300	1,031,778
Marathon Oil Corp.	100,513	3,206,365
Noble Energy, Inc.	13,400	883,864
Pioneer Natural Resources Co.	19,476	706,784
Plains Exploration & Production Co.*	10,897	301,411
Sunoco, Inc.	4,700	133,715
Tesoro Corp.	10,200	152,796
Valero Energy Corp.	49,048	951,041
Whiting Petroleum Corp.*	3,988	229,629
XTO Energy, Inc.	69,026	2,852,154
		26,019,650
Paper & Forest Products — 1.3%
International Paper Co.	56,929	1,265,532
MeadWestvaco Corp.	28,813	642,818
Weyerhaeuser Co.	35,624	1,305,619
		3,213,696
Pharmaceuticals — 0.5%
King Pharmaceuticals, Inc.*	41,500	446,955
Watson Pharmaceuticals, Inc.*	18,300	670,512
		1,117,467
Road & Rail — 6.3%
Burlington Northern Santa Fe Corp.	54,800	4,374,684
CSX Corp.	67,705	2,834,131
Hertz Global Holdings, Inc.*	27,047	292,919
Kansas City Southern*	1,390	36,821
Norfolk Southern Corp.	63,800	2,750,418
Ryder System, Inc.	9,500	371,070
Union Pacific Corp.	81,700	4,767,165
		15,427,238
Semiconductors & Semiconductor Equipment — 0.4%
Micron Technology, Inc.*	133,000	1,090,600

Software — 0.2%
Activision Blizzard, Inc.*	48,867	605,462

Specialty Retail — 0.1%
Abercrombie & Fitch Co., Class A	6,006	197,477
AutoNation, Inc.*	8,500	153,680
		351,157
Thrifts & Mortgage Finance — 0.3%
First Niagara Financial Group, Inc.	3,000	36,990
New York Community Bancorp, Inc.	58,100	663,502
People's United Financial, Inc.	7,384	114,895
		815,387
Wireless Telecommunication Services — 0.8%
Sprint Nextel Corp.*	295,906	1,168,829
Telephone & Data Systems, Inc.	8,400	260,484
Telephone & Data Systems, Inc., Special Shares	9,400	278,992
United States Cellular Corp.*	6,900	269,583
		1,977,888
TOTAL COMMON STOCKS
(Identified Cost $242,392,259)		243,269,304

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	587,002	587,002
		587,003
TOTAL SHORT-TERM INVESTMENTS(a)
(Identified Cost $587,003)		587,003

Total Investments(b) — 100.1%
(Identified Cost $242,979,262)#		243,856,307
Liabilities, Less Cash and Other Assets — (0.1%)		(155,774)

Net Assets — 100.0%		$243,700,533
____________________

†	See note 1.
*	Non-income producing security.
(a)	Values determined based on Level 2 inputs established by FAS 157.
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FAS 157.
#	At September 30, 2009 the aggregate cost of investment securities for income tax purposes was $242,979,262. Net unrealized appreciation aggregated $877,045 of which $41,449,199 related to appreciated investment securities and $40,572,154 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Value Fund

September 30, 2009
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	33.0%
Consumer Discretionary	16.9%
Industrials	14.2%
Energy	13.0%
Consumer Staples	6.0%
Health Care	4.8%
Information Technology	4.0%
Materials	3.9%
Telecommunication Services	3.7%
Utilities	0.5%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2009 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.7%
AAR Corp.*	9,000	$197,460
Aerovironment, Inc.*	2,600	73,034
American Science & Engineering, Inc.	2,000	136,080
Applied Signal Technology, Inc.	3,400	79,118
Argon ST, Inc.*	7,700	146,685
Arotech Corp.(a)*	2,757	5,073
BE Aerospace, Inc.*	7,800	157,092
Ceradyne, Inc.*	5,525	101,273
CPI Aerostructures, Inc.*	1,342	9,797
Cubic Corp.	6,700	264,449
Curtiss-Wright Corp.	7,275	248,296
Ducommun, Inc.	2,055	38,860
DynCorp International, Inc., Class A*	7,400	133,200
Esterline Technologies Corp.*	6,500	254,865
GenCorp, Inc.*	13,000	69,680
HEICO Corp.	2,339	101,419
HEICO Corp., Class A	3,120	105,799
Herley Industries, Inc.*	2,700	35,235
Hexcel Corp.*	15,900	181,896
HI Shear Technology Corp.(a)	1,500	28,605
Innovative Solutions & Support, Inc.*	4,950	24,799
Kratos Defense & Security Solutions, Inc.*	2,159	18,891
Ladish Co., Inc.*	3,100	46,903
LMI Aerospace, Inc.*	2,400	24,072
Moog, Inc., Class A*	6,900	203,550
Orbital Sciences Corp.*	13,200	197,604
Sparton Corp.*	500	2,125
Stanley, Inc.(a)*	3,290	84,619
Sypris Solutions, Inc.	4,000	10,200
Taser International, Inc.*	14,900	70,328
Teledyne Technologies, Inc.*	8,099	291,483
The Allied Defense Group, Inc.*	1,000	5,210
Triumph Group, Inc.(a)	3,700	177,563
		3,525,263
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	7,600	26,296
Atlas Air Worldwide Holdings, Inc.*	4,900	156,653
Dynamex, Inc.*	2,200	35,926
Forward Air Corp.(a)	6,430	148,854
HUB Group, Inc., Class A*	8,300	189,655
Pacer International, Inc.	4,200	16,212
Park-Ohio Holdings Corp.(a)*	3,058	26,666
UTi Worldwide, Inc.	12,000	173,760
		774,022
Airlines — 0.7%
Airtran Holdings, Inc.(a)*	28,350	177,187
Alaska Air Group, Inc.*	9,700	259,863
Allegiant Travel Co.(a)*	2,600	99,034
AMR Corp.*	14,800	117,660
ATA Holdings Corp.(b),(c)	600	—
ExpressJet Holdings, Inc.*	1,300	3,250
Hawaiian Holdings, Inc.*	11,300	93,338
JetBlue Airways Corp.*	28,210	168,696
Pinnacle Airlines Corp.*	5,350	35,845
Republic Airways Holdings, Inc.*	9,900	92,367
Skywest, Inc.	14,100	233,778
UAL Corp.(a)*	15,600	143,832
US Airways Group, Inc.(a)*	15,950	74,965
		1,499,815
Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc.(a)	12,200	86,376
Amerigon, Inc.(a)*	5,000	36,750
ArvinMeritor, Inc.	16,600	129,812
Cooper Tire & Rubber Co.	13,300	233,814
Dana Holding Corp.(a)*	12,800	87,168
Dorman Products, Inc.*	3,350	50,317
Drew Industries, Inc.(a)*	4,800	104,112
Enova Systems, Inc.*	2,300	3,335
Exide Technologies*	17,000	135,490
Federal Mogul Corp.*	11,700	141,219
Fuel Systems Solutions, Inc.(a)*	4,600	165,554
Gentex Corp.	12,300	174,045
Hawk Corp., Class A*	2,072	28,428
Modine Manufacturing Co.	7,400	68,598
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	13,566
Raser Technologies, Inc.(a)*	7,100	10,863
Shiloh Industries, Inc.*	3,600	16,200
Spartan Motors, Inc.(a)	6,900	35,466
Standard Motor Products, Inc.	3,600	54,720
Stoneridge, Inc.*	4,600	32,568
Strattec Security Corp.	700	9,982
Superior Industries International, Inc.	5,600	79,520
Tenneco, Inc.*	10,500	136,920
TRW Automotive Holdings Corp.(a)*	11,100	185,925
WABCO Holdings, Inc.	7,700	161,700
Williams Controls, Inc.*	1,500	13,470
		2,195,918
Automobiles — 0.3%
Thor Industries, Inc.	13,400	414,730
Winnebago Industries*	6,500	95,615
		510,345
Beverages — 0.2%
Boston Beer Co., Inc., Class A(a)*	2,400	88,992
Central European Distribution Corp.(a)*	4,500	147,420
Craft Brewers Alliance, Inc.(a)*	1,356	5,194
MGP Ingredients, Inc.(a)*	3,100	13,516
National Beverage Corp.*	10,920	125,689
		380,811
Biotechnology — 4.1%
Acadia Pharmaceuticals, Inc.*	8,300	14,193
Achillion Pharmaceuticals, Inc.*	200	324
Acorda Therapeutics, Inc.(a)*	5,700	132,696
Affymax, Inc.(a)*	5,485	131,037
Alkermes, Inc.*	19,225	176,678
Allos Therapeutics, Inc.(a)*	20,200	146,450
Alnylam Pharmaceuticals, Inc.(a)*	8,900	201,852
AMAG Pharmaceuticals, Inc.(a)*	3,900	170,352
Amicus Therapeutics, Inc.(a)*	1,913	16,739
Anadys Pharmaceuticals, Inc.*	4,500	11,835
Antigenics, Inc.(a)*	4,500	9,315
Arena Pharmaceuticals, Inc.(a)*	14,700	65,709
Ariad Pharmaceuticals, Inc.(a)*	15,950	35,409
Arqule, Inc.(a)*	13,750	62,425
Array Biopharma, Inc.(a)*	11,866	28,241
AVI BioPharma, Inc.(a)*	500	860
BioCryst Pharmaceuticals, Inc.(a)*	8,600	70,864
BioMarin Pharmaceutical, Inc.(a)*	10,800	195,264
Biosante Pharmaceuticals, Inc.(a)*	6,696	13,258
BioSphere Medical, Inc.(a)*	4,000	13,640
Celera Corp.*	58,382	363,720
Celldex Therapeutics, Inc.(a)*	1,291	7,088
Celsion Corp.(a)*	2,900	10,179
Cepheid, Inc.(a)*	13,000	171,860
Cleveland Biolabs, Inc.(a)*	1,100	4,587

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Clinical Data, Inc.(a)*	7,573	$126,242
Cubist Pharmaceuticals, Inc.*	13,200	266,640
Curis, Inc.(a)*	8,200	19,188
Cytokinetics, Inc.*	13,046	69,013
Cytori Therapeutics, Inc.(a)*	5,200	20,540
Dendreon Corp.*	1,800	50,382
Dusa Pharmaceuticals, Inc.(a)*	2,809	3,062
Dyax Corp.*	28,500	102,315
Dynavax Technologies Corp.(a)*	9,900	18,018
Emergent Biosolutions, Inc.*	4,300	75,938
Enzon Pharmaceuticals, Inc.(a)*	10,100	83,325
Exelixis, Inc.(a)*	25,100	160,138
Facet Biotech Corp.(a)*	3,980	68,814
Genomic Health, Inc.(a)*	6,600	144,276
Geron Corp.(a)*	17,500	114,800
GTx, Inc.(a)*	4,385	56,128
Halozyme Therapeutics, Inc.(a)*	16,500	117,315
Hemispherx Biopharma, Inc.(a)*	10,000	20,000
Human Genome Sciences, Inc.(a)*	27,500	517,550
Idenix Pharmaceuticals, Inc.(a)*	13,500	41,715
Idera Pharmaceuticals, Inc.(a)*	4,700	34,827
Immunogen, Inc.(a)*	13,662	110,799
Immunomedics, Inc.(a)*	16,908	93,332
Incyte Corp., Ltd.(a)*	21,900	147,825
Infinity Pharmaceuticals, Inc.(a)*	6,050	37,691
InterMune, Inc.(a)*	7,926	126,261
Isis Pharmaceuticals, Inc.(a)*	20,900	304,513
Lexicon Pharmaceuticals, Inc.(a)*	36,298	77,315
Ligand Pharmaceuticals, Inc., Class B*	23,777	54,925
Luna Innovations, Inc.(a)*	1,600	3,440
MannKind Corp.(a)*	31,156	306,887
Martek Biosciences Corp.*	11,900	268,821
Maxygen, Inc.*	7,930	53,052
Medivation, Inc.(a)*	6,300	170,982
Metabasis Therapeutics, Inc.(a)*	8,450	3,709
Metabolix, Inc.(a)*	3,200	32,896
Micromet, Inc.(a)*	7,366	49,058
Molecular Insight Pharmaceuticals, Inc.(a)*	2,700	14,931
Momenta Pharmaceuticals, Inc.*	5,500	58,355
Nabi Biopharmaceuticals(a)*	28,400	101,956
Nanosphere, Inc.*	2,334	16,711
Neurocrine Biosciences, Inc.*	10,600	32,330
NeurogesX, Inc.(a)*	1,300	10,400
Novavax, Inc.(a)*	16,174	64,049
NPS Pharmaceuticals, Inc.*	14,327	57,594
OncoGenex Pharmaceutical, Inc.*	15	540
Oncothyreon, Inc.(a)*	3,000	15,630
Opko Health, Inc.(a)*	12,963	29,556
Orchid Cellmark, Inc.*	9,850	16,548
Orexigen Therapeutics, Inc.(a)*	5,564	54,805
Osiris Therapeutics, Inc.(a)*	4,502	29,983
OXiGENE, Inc.(a)*	6,800	9,656
PDL BioPharma, Inc.(a)	19,900	156,812
Pharmasset, Inc.(a)*	2,766	58,473
PharmAthene, Inc.*	3,400	13,838
Poniard Pharmaceuticals, Inc.*	4,200	31,416
Progenics Pharmaceuticals, Inc.(a)*	6,500	34,060
Regeneron Pharmaceuticals, Inc.*	21,900	422,670
ReGeneRx Biopharmaceuticals, Inc.(a)*	10,200	8,670
Repligen Corp.*	7,000	35,070
Rigel Pharmaceuticals, Inc.*	7,450	61,090
Sangamo Biosciences, Inc.(a)*	9,250	75,942
Savient Pharmaceuticals, Inc.*	12,400	188,480
Sciclone Pharmaceuticals, Inc.(a)*	15,200	64,752
Seattle Genetics, Inc.(a)*	18,605	261,028
Senesco Technologies, Inc.*	89	43
Spectrum Pharmaceuticals, Inc.(a)*	12,000	80,760
StemCells, Inc.(a)*	17,100	27,873
Synta Pharmaceuticals Corp.*	3,802	11,786
Targacept, Inc.*	3,194	68,256
Theravance, Inc.(a)*	6,200	90,768
Transcept Pharmaceuticals, Inc.(a)*	700	9,681
Trimeris, Inc.(a)	6,213	15,160
Trubion Pharmaceuticals, Inc.(a)*	2,200	11,132
Vanda Pharmaceuticals, Inc.(a)*	2,900	33,756
Vical, Inc.(a)*	9,000	38,340
Zymogenetics, Inc.(a)*	15,500	93,620
		8,412,827
Building Products — 0.8%
AAON, Inc.(a)	3,900	78,312
American Woodmark Corp.(a)	3,200	61,888
Ameron International Corp.	2,000	139,960
Apogee Enterprises, Inc.(a)	6,300	94,626
Armstrong World Industries, Inc.*	4,600	158,516
Builders FirstSource, Inc.(a)*	8,500	37,060
Gibraltar Industries, Inc.(a)	6,800	90,236
Griffon Corp.*	10,868	109,441
Insteel Industries, Inc.	4,000	47,800
NCI Building Systems, Inc.(a)*	4,400	14,080
PGT, Inc.(a)*	3,425	9,830
Quanex Building Products Corp.	7,625	109,495
Simpson Manufacturing Co., Inc.	11,100	280,386
Trex Co., Inc.*	2,700	49,140
U.S. Home Systems, Inc.(a)*	1,100	2,761
Universal Forest Products, Inc.(a)	4,200	165,732
USG Corp.(a)*	12,500	214,750
		1,664,013
Capital Markets — 1.4%
American Capital Ltd.(a)	29,158	94,180
BGC Partners, Inc., Class A	11,800	50,504
Broadpoint Gleacher Securities, Inc.(a)*	15,347	127,994
Calamos Asset Management, Inc.	2,400	31,344
Cohen & Steers, Inc.(a)	9,400	225,600
Cowen Group, Inc.*	2,900	20,648
Duff & Phelps Corp., Class A	3,154	60,431
E*Trade Financial Corp.*	62,600	109,550
Evercore Partners, Inc.(a)	2,000	58,440
FCStone Group, Inc.(a)*	3,300	15,906
Firstcity Financial Corp.*	2,100	17,430
GAMCO Investors, Inc., Class A(a)	1,700	77,690
GFI Group, Inc.	14,400	104,112
Harris & Harris Group, Inc.(a)*	7,000	43,750
HFF, Inc., Class A*	1,200	8,088
International Assets Holding Corp.(a)*	1,000	16,510
Investment Technology Group, Inc.*	9,700	270,824
JMP Group, Inc.(a)	2,027	19,581
KBW, Inc.*	4,700	151,434
LaBranche & Co., Inc.*	8,500	28,900
MCG Capital Corp.*	13,145	55,077
MF Global Ltd.(a)*	14,000	101,780
optionsXpress Holdings, Inc.	14,500	250,560
Penson Worldwide, Inc.(a)*	2,800	27,272
Piper Jaffray Cos.*	3,100	147,932
Riskmetrics Group, Inc.(a)*	6,790	99,270
Rodman & Renshaw Capital Group, Inc.(a)*	4,200	25,284
Safeguard Scientifics, Inc.*	2,300	25,231
Sanders Morris Harris Group, Inc.	5,700	33,687

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Stifel Financial Corp.*	5,347	$293,550
SWS Group, Inc.	5,901	84,974
Thomas Weisel Partners Group, Inc.*	5,200	27,768
TradeStation Group, Inc.*	9,706	79,104
Virtus Investment Partners, Inc.*	905	14,127
Westwood Holdings Group, Inc.(a)	258	8,953
		2,807,485
Chemicals — 2.5%
A. Schulman, Inc.	5,300	105,629
American Pacific Corp.(a)*	1,000	7,760
American Vanguard Corp.(a)	6,233	51,796
Arabian American Development Co.(a)*	2,300	7,245
Arch Chemicals, Inc.	5,600	167,944
Balchem Corp.	4,350	114,405
Cabot Corp.	8,400	194,124
Calgon Carbon Corp.(a)*	9,200	136,436
Core Molding Technologies, Inc.*	1,500	4,935
Cytec Industries, Inc.	5,700	185,079
Ferro Corp.(a)	9,900	88,110
Flotek Industries, Inc.(a)*	4,400	9,064
GenTek, Inc.*	2,600	98,904
Georgia Gulf Corp.(a)*	311	9,330
H.B. Fuller Co.	10,900	227,810
Hawkins, Inc.(a)	1,200	28,032
Huntsman Corp.	13,300	121,163
ICO, Inc.*	6,200	28,954
Innophos Holdings, Inc.	2,500	46,250
Innospec, Inc.	2,800	41,300
KMG Chemicals, Inc.	2,500	27,925
Koppers Holdings, Inc.	4,400	130,460
Kronos Worldwide, Inc.(a)	11,107	114,513
Landec Corp.*	8,100	51,840
LSB Industries, Inc.*	4,300	66,951
Minerals Technologies, Inc.	4,400	209,264
Nanophase Technologies Corp.(a)*	4,200	4,830
NewMarket Corp.	3,400	316,336
NL Industries, Inc.(a)	11,700	78,390
Olin Corp.(a)	17,277	301,311
OM Group, Inc.*	6,900	209,691
Omnova Solutions, Inc.*	5,300	34,344
Penford Corp.	1,600	11,472
PolyOne Corp.*	20,800	138,736
Quaker Chemical Corp.	2,260	49,562
Rockwood Holdings, Inc.*	9,300	191,301
Senomyx, Inc.*	7,000	28,210
Sensient Technologies Corp.	11,300	313,801
Solutia, Inc.*	15,500	179,490
Spartech Corp.	6,900	74,313
Stepan Co.	1,700	102,136
Valhi, Inc.(a)	3,599	43,620
W.R. Grace & Co.(a)*	16,200	352,188
Westlake Chemical Corp.(a)	15,100	388,070
Zep, Inc.	2,000	32,500
Zoltek Cos., Inc.(a)*	7,800	81,900
		5,207,424
Commercial Banks — 5.5%
1st Source Corp.	5,867	95,632
Amcore Financial, Inc.(a)*	4,556	7,290
AmericanWest Bancorp(a)*	3,866	2,049
Ameris Bancorp(a)	3,254	23,265
AmeriServ Financial, Inc.(a)	4,400	7,920
Arrow Financial Corp.(a)	2,400	65,493
Bancfirst Corp.(a)	3,000	110,790
Bancorp, Inc.*	2,600	14,872
BancTrust Financial Group, Inc.(a)	3,390	12,102
Bank of Florida Corp.(a)*	3,000	7,110
Bank of Granite Corp.*	3,446	3,549
Bank of the Ozarks, Inc.(a)	4,000	106,120
Banner Corp.(a)	4,360	11,903
Boston Private Financial Holdings, Inc.(a)	8,800	57,288
Cadence Financial Corp.(a)	2,400	4,392
Camden National Corp.(a)	2,000	66,080
Capital City Bank Group, Inc.(a)	1,900	26,980
CapitalSource, Inc.	42,000	182,280
Capitol Bancorp Ltd.(a)	3,700	9,657
Cardinal Financial Corp	6,692	55,075
Cascade Financial Corp.(a)	2,077	3,531
Cathay General Bancorp.(a)	12,318	99,653
Center Bancorp, Inc.(a)	3,180	23,945
Center Financial Corp.	3,600	13,752
Centerstate Banks of Florida, Inc.	585	4,616
Central Pacific Financial Corp.(a)	7,100	17,892
Chemical Financial Corp.(a)	5,050	110,039
Citizens Republic Bancorp, Inc.(a)*	17,060	12,966
City Holding Co.(a)	6,502	193,825
CoBiz Financial, Inc.	6,875	34,237
Colony Bankcorp, Inc.(a)	1,100	7,425
Columbia Banking System, Inc.(a)	4,083	67,574
Community Bank System, Inc.(a)	6,300	115,101
Community Trust Bancorp, Inc.	4,498	117,713
CVB Financial Corp.(a)	21,055	159,807
Dearborn Bancorp, Inc.*	1,050	1,239
East West Bancorp, Inc.	11,900	98,770
Encore Bancshares, Inc.(a)*	500	4,495
Enterprise Financial Services Corp.(a)	2,856	26,418
Financial Institutions, Inc.	1,700	16,949
First Bancorp(a)	10,100	30,805
First Bancorp.(a)	3,400	61,370
First Busey Corp., Class A(a)	12,676	59,577
First Citizens BancShares, Inc.	200	31,820
First Commonwealth Financial Corp.(a)	18,400	104,512
First Community Bancshares, Inc.	2,661	33,582
First Financial Bancorp	8,665	104,413
First Financial Bankshares, Inc.(a)	4,735	234,193
First Financial Corp.(a)	3,200	98,048
First Merchants Corp.	3,877	27,023
First Midwest Bancorp, Inc.(a)	11,400	128,478
First Regional Bancorp.(a)*	2,700	3,267
First Security Group, Inc.	2,000	7,700
First South Bancorp, Inc.(a)	1,100	12,650
First State Bancorp(a)*	4,900	5,831
FirstMerit Corp.	8,918	169,709
FNB Corp.(a)	19,532	138,872
FNB United Corp.(a)	2,073	5,514
Frontier Financial Corp.(a)	10,899	11,880
Fulton Financial Corp.(a)	19,230	141,533
German American Bancorp, Inc.(a)	2,400	37,224
Glacier Bancorp, Inc.(a)	12,072	180,356
Great Southern Bancorp, Inc.(a)	3,025	71,723
Green Bankshares, Inc.(a)	2,220	11,100
Guaranty Bancorp(a)*	11,800	17,464
Hampden Bancorp, Inc.	300	3,255
Hampton Roads Bankshares, Inc.(a)	2,548	7,338
Hancock Holding Co.(a)	7,700	289,289
Hanmi Financial Corp.(a)*	9,300	15,252
Harleysville National Corp.(a)	10,526	56,104
Heartland Financial USA, Inc.(a)	5,400	79,650

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Heritage Commerce Corp.(a)	3,188	$15,047
Home Bancshares, Inc.(a)	4,427	97,040
Horizon Financial Corp.(a)	2,725	2,234
Iberiabank Corp.(a)	2,875	130,985
Independent Bank Corp.(a)	3,182	70,418
Independent Bank Corp.(a)	4,683	8,898
Integra Bank Corp.	4,000	4,440
International Bancshares Corp.(a)	13,920	227,035
Intervest Bancshares Corp.(a)*	1,400	5,040
Investors Bancorp, Inc.*	27,913	296,157
Lakeland Bancorp, Inc.(a)	5,276	39,570
Lakeland Financial Corp.	2,500	51,625
Macatawa Bank Corp.(a)*	3,307	8,598
MainSource Financial Group, Inc.(a)	4,530	30,804
MB Financial, Inc.(a)	8,840	185,375
MBT Financial Corp.(a)	7,300	15,330
Mercantile Bank Corp.(a)	1,265	5,326
Metro Bancorp, Inc.(a)*	900	10,953
Midsouth Bancorp, Inc.(a)	2,100	27,720
Midwest Banc Holdings, Inc.(a)*	6,400	4,544
Nara Bancorp, Inc.(a)	5,900	41,005
National Penn Bancshares, Inc.(a)	18,159	110,951
NBT Bancorp, Inc.	7,860	177,164
New Century Bancorp, Inc.(a)*	200	1,220
NewBridge Bancorp*	1,200	3,288
Northfield Bancorp, Inc.(a)	5,389	68,979
Old National Bancorp(a)	18,700	209,440
Old Second Bancorp, Inc.(a)	2,868	16,434
Oriental Financial Group, Inc.	2,900	36,830
Pacific Capital Bancorp.(a)	11,066	15,935
Pacific Continental Corp.(a)	1,200	12,636
Pacific Mercantile Bancorp*	2,500	8,700
Pacific Premier Bancorp, Inc.*	300	1,290
PacWest Bancorp(a)	6,200	118,110
Park National Corp.(a)	3,450	201,273
Patriot National Bancorp, Inc.(a)	500	1,050
Peapack Gladstone Financial Corp.	1,312	21,071
Peoples Bancorp, Inc.(a)	2,300	30,015
Pinnacle Financial Partners, Inc.(a)*	5,500	69,905
Preferred Bank.	2,970	9,682
PrivateBancorp, Inc.	5,300	129,638
Prosperity Bancshares, Inc.(a)	10,600	368,774
Renasant Corp.(a)	5,000	74,250
Republic Bancorp, Inc., Class A	7,344	146,586
Republic First Bancorp, Inc.(a)*	1,450	6,583
S&T Bancorp, Inc.(a)	6,000	77,760
S.Y. Bancorp, Inc.(a)	2,891	66,753
Sandy Spring Bancorp, Inc.(a)	6,300	102,564
SCBT Financial Corp.(a)	1,000	28,100
Seacoast Banking Corp. of Florida	4,572	11,521
Sierra Bancorp(a)	2,100	25,221
Signature Bank*	7,100	205,900
Simmons First National Corp., Class A(a)	3,100	89,311
Smithtown Bancorp, Inc.	3,500	40,390
Southern Community Financial Corp.	3,300	9,867
Southern Connecticut Bancorp, Inc.(a)*	200	898
Southside Bancshares, Inc.	3,011	67,808
Southwest Bancorp, Inc.	2,600	36,504
State Bancorp, Inc.(a)	2,377	20,086
StellarOne Corp.(a)	2,301	33,940
Sterling Bancorp.	3,740	27,003
Sterling Bancshares, Inc.	18,300	133,773
Sterling Financial Corp.(a)*	12,354	24,708
Suffolk Bancorp(a)	2,200	65,142
Sun American Bancorp(a)*	1,560	413
Sun Bancorp, Inc(a)*	5,254	27,741
Superior Bancorp(a)*	1,800	4,392
Susquehanna Bancshares, Inc.(a)	18,663	109,925
SVB Financial Group(a)*	7,900	341,833
Synovus Financial Corp.	37,300	139,875
Taylor Capital Group, Inc.(a)*	2,400	15,840
Texas Capital Bancshares, Inc.*	6,000	101,040
The South Financial Group, Inc.(a)	17,500	25,725
TIB Financial Corp.(a)*	1,058	1,641
Tompkins Financial Corp.(a)	2,200	96,140
TowneBank(a)	3,400	43,350
Trico Bancshares(a)	3,800	62,320
Trustmark Corp.(a)	13,700	260,985
UCBH Holdings, Inc.(a)	24,900	19,920
Umpqua Holdings Corp.(a)	12,242	129,765
Union Bankshares Corp.(a)	2,400	29,880
United Bankshares, Inc.(a)	10,300	201,777
United Community Banks, Inc.(a)*	10,990	54,949
United Security Bancshares(a)*	811	3,650
Univest Corp. of Pennsylvania	3,100	67,177
Virginia Commerce Bancorp*	5,786	23,086
Washington Banking Co.	1,600	14,816
Washington Trust Bancorp, Inc.(a)	3,000	52,560
Webster Financial Corp.	10,800	134,676
WesBanco, Inc.(a)	5,363	82,912
West Bancorporation, Inc.(a)	5,350	26,536
West Coast Bancorp.(a)	2,947	7,309
Westamerica Bancorporation(a)	6,300	327,600
Western Alliance Bancorp*	8,700	54,897
Whitney Holding Corp.(a)	14,375	137,137
Wilmington Trust Corp.(a)	6,883	97,739
Wilshire Bancorp, Inc.(a)	6,600	48,444
Wintrust Financial Corp.(a)	4,750	132,810
Yadkin Valley Financial Corp.(a)	1,400	6,538
		11,249,921
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.(a)	11,398	239,814
ACCO Brands Corp.*	12,200	88,084
American Ecology Corp.	3,766	70,424
American Reprographics Co.*	10,300	98,056
Amrep Corp.(a)*	1,500	19,800
APAC Customer Services, Inc.(a)*	11,000	65,010
ATC Technology Corp.*	4,100	81,016
Bowne & Co., Inc.	6,327	48,718
Casella Waste Systems, Inc., Class A*	5,500	16,170
Ceco Environmental Corp.(a)*	3,800	14,250
Cenveo, Inc.(a)*	12,200	84,424
Champion Industries, Inc.(a)	2,100	4,179
Clean Harbors, Inc.*	4,100	230,666
Command Security Corp.(a)*	4,300	12,685
Consolidated Graphics, Inc.*	2,500	62,375
Cornell Cos, Inc.*	2,700	60,588
Courier Corp.	1,400	21,210
Deluxe Corp.	10,400	177,840
Document Security Systems, Inc.(a)*	3,392	7,937
EnergySolutions, Inc.	12,200	112,484
EnerNOC, Inc.*	3,100	102,796
Ennis, Inc.	5,800	93,554
Fuel Tech, Inc.*	2,700	30,240
G&K Services, Inc., Class A	4,300	95,288
GeoEye, Inc.(a)*	4,200	112,560
Healthcare Services Group, Inc.	17,224	316,233
Herman Miller, Inc.	12,030	203,427

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
HNI Corp.(a)	10,000	$236,000
ICT Group, Inc.*	3,000	31,500
Innerworkings, Inc.(a)*	6,306	31,152
Interface, Inc.	12,677	105,219
Intersections, Inc.*	4,100	23,657
Kimball International, Inc., Class B	4,900	37,387
Knoll, Inc.	11,450	119,424
M&F Worldwide Corp.*	4,400	89,056
Mcgrath Rentcorp	5,300	112,731
Metalico, Inc.(a)*	7,500	31,275
Mine Safety Appliances Co.(a)	8,100	222,831
Mobile Mini, Inc.(a)*	7,820	135,755
Multi-Color Corp.	1,100	16,973
North American Galvanizing & Coating, Inc.*	6,399	38,842
PRG-Schultz International, Inc.(a)*	2,600	14,560
Protection One, Inc.(a)*	5,134	22,641
Schawk, Inc.	5,600	65,352
Standard Parking Corp.*	4,000	69,960
Standard Register Co.(a)	5,600	32,928
Steelcase, Inc., Class A(a)	10,444	64,857
Superior Uniform Group, Inc.	1,100	8,558
SYKES Enterprises, Inc.*	10,300	214,446
Team, Inc.*	4,200	71,190
Tetra Tech, Inc.*	10,702	283,924
The Brink's Co.	6,400	172,224
The Geo Group, Inc.*	10,400	209,768
TRC Cos, Inc.(a)*	4,900	16,905
United Stationers, Inc.*	6,400	304,704
Versar, Inc.(a)*	2,000	9,720
Viad Corp.	4,500	89,595
Virco Manufacturing(a)	2,494	7,507
Waste Services, Inc.*	4,200	19,404
WCA Waste Corp.*	7,300	28,397
		5,408,270
Communications Equipment — 3.3%
3Com Corp.*	99,400	519,862
Acme Packet, Inc.*	8,700	87,087
ADC Telecommunications, Inc.(a)*	26,500	221,010
Adtran, Inc.(a)	8,765	215,181
Airvana, Inc.*	7,046	47,702
Anaren, Inc.*	3,900	66,300
Arris Group, Inc.*	27,627	359,427
Aruba Networks, Inc.(a)*	12,600	111,384
Avocent Corp.*	11,801	239,206
Aware, Inc.(a)*	4,900	11,956
Bel Fuse, Inc., Class B	1,890	35,967
BigBand Networks, Inc.*	8,234	33,018
Black Box Corp.	3,700	92,833
Blue Coat Systems, Inc.*	8,700	196,533
Ciena Corp.(a)*	10,900	177,452
Communications Systems, Inc.(a)	1,000	11,680
Comtech Telecommunications Corp.(a)*	5,325	176,897
DG FastChannel, Inc.*	4,872	102,020
Digi International, Inc.*	7,600	64,752
EchoStar Corp., Class A*	3,800	70,148
EF Johnson Technologies, Inc.*	8,800	11,792
Emcore Corp.(a)*	17,500	22,750
EMS Technologies, Inc.*	3,600	74,952
Emulex Corp.*	18,500	190,365
EndWave Corp.*	2,950	9,381
Extreme Networks*	19,900	55,720
Globecomm Systems, Inc.*	4,150	30,171
Harmonic, Inc.*	27,125	181,195
Harris Stratex Networks, Inc., Class A*	5,725	40,075
Hughes Communications, Inc.*	2,800	84,952
Infinera Corp.(a)*	9,400	74,730
InterDigital, Inc.(a)*	11,952	276,808
Ixia*	14,328	98,290
JDS Uniphase Corp.*	25,900	184,149
KVH Industries, Inc.*	3,300	32,967
Loral Space & Communications, Inc.*	4,100	112,668
Netgear, Inc.*	7,961	146,084
Network Equipment Technologies, Inc.(a)*	5,600	40,488
Occam Networks, Inc.(a)*	2,266	8,384
Oclaro, Inc.*	1	1
Oplink Communications, Inc.*	4,200	60,984
Opnext, Inc.*	8,000	23,440
Optical Cable Corp.*	374	1,133
Orbcomm, Inc.(a)*	6,700	18,224
Palm, Inc.(a)*	22,196	386,876
Parkervision, Inc.(a)*	5,400	22,086
PC-Tel, Inc.*	4,100	25,625
Performance Technologies, Inc.*	2,500	7,175
Plantronics, Inc.	11,000	294,910
Relm Wireless Corp.(a)*	1,000	2,980
Riverbed Technology, Inc.(a)*	10,000	219,600
SCM Microsystems, Inc.(a)*	3,000	7,770
Seachange International, Inc.*	7,100	53,250
ShoreTel, Inc.*	5,158	40,284
Sonus Networks, Inc.*	63,075	133,719
Starent Networks Corp.*	8,600	218,612
Sycamore Networks, Inc.*	65,500	197,810
Symmetricom, Inc.*	21,384	110,769
Tekelec(a)*	14,900	244,807
Telular Corp.*	3,600	11,700
Tollgrade Communications, Inc.*	2,200	14,256
Utstarcom, Inc.(a)*	28,400	59,356
Viasat, Inc.*	6,400	170,112
		6,841,815
Computers & Peripherals — 1.1%
3PAR, Inc.*	7,964	87,843
ActivIdentity Corp.*	10,500	29,085
Adaptec, Inc.*	29,728	99,291
Astro-Med, Inc.	575	3,950
Avid Technology, Inc.*	9,895	139,421
Compellent Technologies, Inc.(a)*	3,200	57,760
Concurrent Computer Corp.*	1,444	6,642
Cray, Inc.*	4,839	40,309
Datalink Corp.*	2,300	8,280
Dataram Corp.(a)*	1,799	6,099
Dot Hill Systems Corp.*	11,900	20,706
Electronics for Imaging, Inc.*	11,600	130,732
Hauppauge Digital, Inc.(a)*	2,400	2,784
Hutchinson Technology, Inc.(a)*	5,200	36,920
Hypercom Corp.*	18,300	56,730
Imation Corp.	6,900	63,963
Immersion Corp.(a)*	6,300	26,964
Intermec, Inc.*	13,900	195,990
Interphase Corp.*	1,200	5,700
Intevac, Inc.*	4,883	65,628
Isilon Systems, Inc.(a)*	7,849	47,879
KEY Tronic Corp.*	1,700	3,995
LaserCard Corp.*	2,100	17,724
Netezza Corp.(a)*	6,800	76,432
Novatel Wireless, Inc.(a)*	6,800	77,248
Presstek, Inc.(a)*	8,300	17,513

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Qualstar Corp.(a)	3,000	$6,030
Rimage Corp.*	4,700	80,323
Silicon Graphics International Corp.*	6,100	40,931
STEC, Inc.(a)*	10,200	299,778
Stratasys, Inc.(a)*	4,600	78,936
Super Micro Computer, Inc.*	3,300	27,918
Synaptics, Inc.(a)*	13,601	342,745
Transact Technologies, Inc.*	1,515	8,029
Video Display Corp.(a)*	1,990	6,965
		2,217,243
Construction & Engineering — 0.8%
Argan, Inc.(a)*	1,074	14,434
Comfort Systems USA, Inc.	8,930	103,499
Dycom Industries, Inc.*	8,000	98,400
EMCOR Group, Inc.*	14,714	372,558
Furmanite Corp.*	8,080	34,825
Great Lakes Dredge & Dock Corp.	8,100	56,538
Insituform Technologies, Inc., Class A*	5,400	103,356
Integrated Electrical Services, Inc.*	2,998	24,134
Layne Christensen Co.*	3,200	102,560
MasTec, Inc.*	15,259	185,397
Michael Baker Corp.*	1,300	47,242
MYR Group, Inc.*	1,800	37,962
Northwest Pipe Co.*	2,100	70,413
Orion Marine Group, Inc.(a)*	3,000	61,620
Pike Electric Corp.*	7,600	91,048
Sterling Construction Co., Inc.*	2,500	44,775
Tutor Perini Corp.(a)*	5,800	123,540
		1,572,301
Construction Materials — 0.3%
Eagle Materials, Inc.	9,800	280,084
Headwaters, Inc.*	9,300	35,991
Texas Industries, Inc.(a)	6,200	260,338
U.S. Concrete, Inc.(a)*	8,300	14,359
United States Lime & Minerals, Inc.*	1,679	60,310
		651,082
Consumer Finance — 0.8%
Advance America Cash Advance Centers, Inc.	13,800	77,280
Advanta Corp., Class A(a)	1,333	733
Advanta Corp., Class B	3,150	1,764
AmeriCredit Corp.(a)*	23,259	367,260
Cardtronics, Inc.(a)*	4,400	34,408
Cash America International, Inc.	6,500	196,040
CompuCredit Holdings Corp.(a)*	10,800	50,868
Consumer Portfolio Services, Inc.(a)*	10,500	12,600
Credit Acceptance Corp.*	3,435	110,573
Dollar Financial Corp.*	5,400	86,508
Ezcorp, Inc. Class A*	5,900	80,594
First Cash Financial Services, Inc.*	7,400	126,762
Nelnet, Inc., Class A*	9,000	111,960
QC Holdings, Inc.	5,600	37,800
Rewards Network, Inc.*	3,132	43,034
The First Marblehead Corp.*	4,000	8,800
The Student Loan Corp.(a)	2,200	102,080
United PanAm Financial Corp.(a)*	3,692	12,737
World Acceptance Corp.(a)*	3,636	91,663
		1,553,464
Containers & Packaging — 0.3%
AEP Industries, Inc.*	1,000	39,900
Boise, Inc.(a)*	10,100	53,328
Bway Holding Co.*	2,400	44,424
Graphic Packaging Holding Co.*	56,100	129,591
Myers Industries, Inc.	6,987	75,250
Northern Technologies International Corp.(a)*	800	5,960
Rock-Tenn Co., Class A	4,361	205,447
Temple-Inland, Inc.	7,000	114,940
		668,840
Distributors — 0.0%
Audiovox Corp., Class A*	3,800	26,030
Core-Mark Holding Co., Inc.*	1,600	45,760
KSW, Inc.	1,050	4,074
		75,864
Diversified Consumer Services — 1.2%
American Public Education, Inc.(a)*	1,940	67,396
Brink's Home Security Holdings, Inc.*	5,900	181,661
Capella Education Co.(a)*	1,500	101,010
Carriage Services, Inc.*	3,900	15,210
Coinstar, Inc.(a)*	6,400	211,072
Collectors Universe*	942	5,294
Corinthian Colleges, Inc.(a)*	9,600	178,176
CPI Corp.	1,100	13,717
Hillenbrand, Inc.	7,100	144,627
Jackson Hewitt Tax Service, Inc.	7,100	36,210
K12, Inc.(a)*	3,200	52,736
Learning Tree International, Inc.(a)*	5,000	56,950
Lincoln Educational Services Corp.(a)*	5,874	134,397
Mac-Gray Corp.*	2,474	26,670
Matthews International Corp., Class A	6,900	244,122
Pre-Paid Legal Services, Inc.(a)*	2,300	116,840
Princeton Review, Inc.*	7,735	32,487
Regis Corp.	8,800	136,400
Service Corp. International	33,952	238,003
Sotheby's, Class A(a)	8,800	151,624
Spectrum Group Intl, Inc.(a)*	6,900	16,284
Steiner Leisure Ltd.*	1,000	35,760
Stewart Enterprises, Inc., Class A	18,000	94,140
Universal Technical Institute, Inc.*	5,900	116,230
		2,407,016
Diversified Financial Services — 0.5%
Asset Acceptance Capital Corp.(a)*	6,900	50,025
Asta Funding, Inc.(a)	2,600	19,656
CIT Group, Inc.(a)	23,300	28,193
Compass Diversified Holdings	3,333	34,897
Encore Capital Group, Inc.(a)*	6,000	80,700
Financial Federal Corp.	5,700	140,676
Life Partners Holdings, Inc.(a)	2,500	44,750
MarketAxess Holdings, Inc.*	7,100	85,555
Marlin Business Services Corp.*	2,600	21,268
Medallion Financial Corp.	3,400	28,424
MicroFinancial, Inc.	400	1,388
NewStar Financial, Inc.*	4,900	16,121
PHH Corp.*	11,200	222,208
Pico Holdings, Inc.*	4,200	140,070
Portfolio Recovery Associates, Inc.(a)*	3,000	135,990
Primus Guaranty Ltd.*	700	2,989
Resource America, Inc.(a)	3,800	18,278
Teton Advisors, Inc.(c)	25	—
		1,071,188
Diversified Telecommunication Services — 0.8%
Alaska Communications Systems Group, Inc.(a)	6,552	60,606
Arbinet-thexchange, Inc.(a)*	6,400	15,040

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
Atlantic Tele-Network, Inc.	3,600	$192,312
Cbeyond, Inc.(a)*	6,100	98,393
Cincinnati Bell, Inc.*	51,900	181,650
Cogent Communications Group, Inc.(a)*	10,000	113,000
Consolidated Communications Holdings, Inc.(a)	6,282	100,575
D&E Communications, Inc.(a)	2,900	33,321
General Communication, Inc., Class A*	12,400	85,064
Global Crossing Ltd.*	7,200	102,960
HickoryTech Corp.	2,300	19,665
Ibasis, Inc.*	14,400	30,528
IDT Corp. Class B(a)*	1,200	3,588
Iowa Telecommunications Services, Inc.(a)	7,000	88,200
Neutral Tandem, Inc.*	3,900	88,764
PAETEC Holding Corp.*	24,300	94,041
Premiere Global Services, Inc.*	13,860	115,177
SureWest Communications(a)*	3,708	46,053
tw telecom, Inc.*	16,330	219,638
XETA Technologies, Inc.(a)*	1,300	3,419
		1,691,994
Electric Utilities — 1.2%
Allete, Inc.	7,400	248,418
Central Vermont Public Service Corp.	2,500	48,250
Cleco Corp.	15,000	376,200
El Paso Electric Co.*	11,500	203,205
Empire District Electric Co.(a)	7,700	139,293
IDACORP, Inc.	10,600	305,174
MGE Energy, Inc.	4,500	164,160
PNM Resources, Inc.	17,350	202,648
Portland General Electric Co.	14,100	278,052
UIL Holdings Corp.(a)	5,166	136,331
Unisource Energy Corp.	8,000	246,000
Unitil Corp.	500	11,225
		2,358,956
Electrical Equipment — 2.2%
A.O. Smith Corp.	4,900	186,690
Acuity Brands, Inc.(a)	7,200	231,912
American Superconductor Corp.(a)*	9,700	325,338
AZZ, Inc.(a)*	2,700	108,459
Baldor Electric Co.(a)	10,400	284,336
Belden, Inc.	9,000	207,900
Brady Corp., Class A	11,200	321,664
Broadwind Energy, Inc.(a)*	12,600	99,414
BTU International, Inc.*	2,100	12,936
C&D Technologies, Inc.(a)*	5,800	12,470
Capstone Turbine Corp.(a)*	20,500	27,060
Chase Corp.	700	8,190
Coleman Cable, Inc.(a)*	1,800	7,884
Encore Wire Corp.(a)	5,200	116,168
Ener1, Inc.*	19,900	137,708
Energy Focus, Inc.(a)*	2,200	2,266
EnerSys*	10,800	238,896
Evergreen Solar, Inc.(a)*	26,600	51,072
Franklin Electric Co., Inc.(a)	5,300	151,951
FuelCell Energy, Inc.(a)*	16,310	69,644
GrafTech International Ltd.*	20,260	297,822
GT Solar International, Inc.*	16,800	97,608
Hoku Scientific, Inc.(a)*	2,500	7,400
II-VI, Inc.*	11,911	303,016
LaBarge, Inc.*	3,700	41,625
LSI Industries, Inc.	4,900	32,585
Magnetek, Inc.*	11,900	18,564
Microvision, Inc.(a)*	13,630	75,101
Ocean Power Technologies, Inc.(a)*	300	1,449
Plug Power, Inc.(a)*	20,763	18,271
Polypore International, Inc.(a)*	4,600	59,386
Powell Industries, Inc.*	2,600	99,814
Power-One, Inc.(a)*	19,262	37,561
PowerSecure International, Inc.(a)*	5,300	35,934
Preformed Line Products Co.	850	34,043
Regal-Beloit Corp.(a)	6,400	292,544
SatCon Technology Corp.*	6,900	11,799
SL Industries, Inc.*	986	7,888
Spire Corp.(a)*	1,100	6,171
Technology Research Corp.	800	2,616
Thomas & Betts Corp.*	7,285	219,133
Ultralife Corp.(a)*	3,600	21,816
UQM Technologies, Inc.(a)*	5,620	32,315
Vicor Corp.(a)*	9,800	75,656
Woodward Governor Co.	3,797	92,115
		4,524,190
Electronic Equipment, Instruments & Components — 2.7%
ADDvantage Technologies Group, Inc.(a)*	2,400	5,520
Advanced Photonix, Inc.*	3,300	2,838
Agilysys, Inc.	5,276	34,769
Anixter International, Inc.(a)*	3,800	152,418
Bell Microproducts, Inc.(a)*	6,400	22,336
Benchmark Electronics, Inc.*	14,710	264,780
Brightpoint, Inc.*	18,344	160,510
CalAmp Corp.*	3,779	10,581
Checkpoint Systems, Inc.*	7,800	128,232
Clearfield, Inc.*	1,600	7,120
Cogent, Inc.*	22,200	224,220
Cognex Corp.	8,900	145,782
Coherent, Inc.(a)*	6,900	160,908
Comverge, Inc.(a)*	2,361	28,828
CPI International, Inc.*	3,600	40,284
CTS Corp.	6,500	60,450
Cyberoptics Corp.*	1,700	11,441
Daktronics, Inc.(a)	9,125	78,201
DDi Corp.*	3,797	16,137
Digital Theater Systems, Inc.*	3,700	101,306
Echelon Corp.(a)*	12,900	166,023
Electro Rent Corp.	6,482	74,673
Electro Scientific Industries, Inc.*	6,080	81,411
FARO Technologies, Inc.(a)*	3,250	55,835
Frequency Electronics, Inc.*	1,400	6,482
Gerber Scientific, Inc.*	5,000	29,900
GTSI Corp.*	2,500	20,100
Henry Bros Electronics, Inc.(a)*	300	1,464
I.D. Systems, Inc.(a)*	1,600	6,352
ICx Technologies, Inc.*	1,949	11,538
IEC Electronics Corp.*	800	4,512
Insight Enterprises, Inc.*	10,250	125,152
Intelli-Check - Mobilisa, Inc.(a)*	2,900	4,350
IntriCon Corp.*	1,000	3,270
IPG Photonics Corp.(a)*	12,039	182,993
Iteris, Inc.(a)*	7,798	11,385
Jabil Circuit, Inc.	2,068	27,732
Keithley Instruments, Inc.	3,100	17,174
L-1 Identity Solutions, Inc.(a)*	18,300	127,917
LeCroy Corp.*	2,785	11,279
Littelfuse, Inc.*	4,865	127,658
LoJack Corp.*	3,500	17,815
Mace Security International, Inc.(a)*	2,793	2,905
Maxwell Technologies, Inc.(a)*	4,300	79,249
Measurement Specialties, Inc.*	1,500	15,315

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Mechanical Technology, Inc.(a)*	700	$875
Mercury Computer Systems, Inc.*	4,900	48,314
Merix Corp.*	3,800	11,438
Methode Electronics, Inc., Class A	8,200	71,094
MTS Systems Corp.	3,800	110,998
Multi-Fineline Electronix, Inc.*	6,500	186,615
NAPCO Security Technologies, Inc.*	4,850	6,450
Newport Corp.*	8,200	71,832
NU Horizons Electronics Corp.*	4,000	15,840
OSI Systems, Inc.*	3,300	60,357
PAR Technology Corp.(a)*	3,000	19,140
Park Electrochemical Corp.	4,000	98,600
PC Connection, Inc.*	6,200	33,728
PC Mall, Inc.*	2,200	15,092
Perceptron, Inc.*	1,100	4,796
Planar Systems, Inc.(a)*	3,817	10,230
Plexus Corp.*	8,900	234,426
Radisys Corp.(a)*	9,800	85,162
RAE Systems, Inc.(a)*	14,200	15,620
Remec, Inc.*	4,693	4,458
Research Frontiers, Inc.(a)*	2,600	10,712
Richardson Electronics Ltd.	2,700	13,770
Rofin-Sinar Technologies, Inc.*	7,200	165,312
Rogers Corp.*	3,900	116,883
Scansource, Inc.(a)*	5,700	161,424
Smart Modular Technologies WWH, Inc.*	6,700	31,892
Spectrum Control, Inc.*	2,800	23,772
SYNNEX Corp.(a)*	7,200	219,456
Tech Data Corp.(a)*	3,800	158,118
Technitrol, Inc.	9,000	82,890
TTM Technologies, Inc.*	9,629	110,445
Ultimate Electrs, Inc.(b),(c)	1,600	—
Universal Display Corp.(a)*	7,300	87,162
Vicon Industries, Inc.*	1,000	5,850
Vishay Intertechnology, Inc.*	38,800	306,520
Wireless Ronin Technologies, Inc.(a)*	1,268	4,552
X-Rite, Inc.(a)*	6,700	13,467
Zygo Corp.*	3,600	24,408
		5,510,843
Energy Equipment & Services — 2.5%
Allis-Chalmers Energy, Inc.(a)*	8,000	34,880
Atwood Oceanics, Inc.*	7,010	247,243
Basic Energy Services, Inc.*	9,300	78,957
Bolt Technology Corp.(a)*	1,500	18,855
Boots & Coots International Control, Inc.(a)*	12,900	20,769
Bristow Group, Inc.(a)*	5,200	154,388
Bronco Drilling Co., Inc.(a)*	6,000	39,300
Cal Dive International, Inc.*	14,848	146,847
CARBO Ceramics, Inc.(a)	5,350	275,792
Complete Production Services, Inc.*	16,900	190,970
Dawson Geophysical Co.(a)*	1,100	30,118
Dril-Quip, Inc.*	8,800	436,832
ENGlobal Corp.*	6,100	25,132
Exterran Holdings, Inc.(a)*	5,500	130,570
Geokinetics, Inc.*	1,100	23,320
Global Industries Ltd.*	14,804	140,638
Gulf Island Fabrication, Inc.	2,600	48,724
Gulfmark Offshore, Inc.*	4,800	157,152
Helix Energy Solutions Group, Inc.*	12,500	187,250
Hercules Offshore, Inc.(a)*	11,200	54,992
Hornbeck Offshore Services, Inc.(a)*	5,800	159,848
ION Geophysical Corp.*	20,200	71,104
Key Energy Services, Inc.*	16,100	140,070
Lufkin Industries, Inc.	3,100	164,858
Matrix Service Co.*	5,900	64,133
Mitcham Industries, Inc.(a)*	2,026	12,561
NATCO Group, Inc., Class A*	4,200	185,976
Natural Gas Services Group, Inc.*	2,500	44,050
Newpark Resources*	19,900	63,879
Oil States International, Inc.*	5,500	193,215
Omni Energy Services Corp.*	3,800	5,890
OYO Geospace Corp.(a)*	1,000	25,830
Parker Drilling Co.*	25,500	139,230
PHI, Inc.*	2,300	46,644
Pioneer Drilling Co.*	11,400	83,676
Royale Energy, Inc.(a)*	1,600	3,456
RPC, Inc.(a)	22,050	231,084
SEACOR Holdings, Inc.*	3,273	267,175
Sulphco, Inc.(a)*	18,300	25,071
Superior Energy Services, Inc.*	8,600	193,672
Superior Well Services, Inc.(a)*	5,300	51,304
T-3 Energy Services, Inc.*	2,100	41,370
Tetra Technologies, Inc.*	16,850	163,277
TGC Industries, Inc.(a)*	5,897	28,600
Trico Marine Services, Inc(a)*	3,776	29,151
Union Drilling, Inc.*	5,000	38,200
Unit Corp.*	1,200	49,500
Willbros Group, Inc.(a)*	4,300	65,489
		5,031,042
Food & Staples Retailing — 0.9%
Casey's General Stores, Inc.	12,174	382,020
Great Atlantic & Pacific Tea Co.(a)*	13,012	115,937
Ingles Markets, Inc.	2,600	41,158
Nash Finch Co.	2,000	54,680
Pricesmart, Inc.	6,250	117,188
Ruddick Corp.(a)	10,900	290,158
Spartan Stores, Inc.	4,734	66,891
Susser Holdings Corp.(a)*	4,500	56,565
The Andersons, Inc.(a)	4,100	144,320
The Pantry, Inc.*	5,100	79,968
United Natural Foods, Inc.*	10,300	246,376
Weis Markets, Inc.	6,390	204,160
Winn-Dixie Stores, Inc.(a)*	10,200	133,824
		1,933,245
Food Products — 1.6%
Alico, Inc.(a)	1,300	38,207
American Italian Pasta Co., Class A(a)*	4,378	118,994
B&G Foods, Inc., Class A	4,800	39,312
Cagle's, Inc., Class A(a)*	1,200	5,100
Cal-Maine Foods, Inc.(a)	5,100	136,527
Calavo Growers, Inc.(a)	3,200	60,736
Chiquita Brands International, Inc.(a)*	10,000	161,600
Coffee Holding Co., Inc.(a)*	600	2,688
Darling International, Inc.*	18,400	135,240
Del Monte Foods Co.	22,371	259,056
Diamond Foods, Inc.(a)	3,800	120,536
Farmer Bros Co.	3,200	66,240
Fresh Del Monte Produce, Inc.*	7,700	174,097
Hain Celestial Group, Inc.(a)*	8,179	156,791
HQ Sustainable Maritime Industries, Inc.*	2,478	21,806
Imperial Sugar Co.(a)	3,200	40,576
J&J Snack Foods Corp.	4,500	194,355
John B. Sanfilippo & Son, Inc.*	2,650	30,793
Lancaster Colony Corp.	7,600	389,652
Lance, Inc.	7,100	183,322

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Lifeway Foods, Inc.(a)*	3,800	$41,762
Monterey Gourmet Foods, Inc.(a)*	3,300	6,699
Omega Protein Corp.*	4,197	20,356
Overhill Farms, Inc.(a)*	1,600	9,680
Pilgrim's Pride Corp.(a)*	7,300	49,275
Reddy Ice Holdings, Inc.(a)*	4,800	26,112
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	11,403
Sanderson Farms, Inc.(a)	4,600	173,144
Scheid Vineyards, Inc., Class A*	20	373
Seneca Foods Corp. Class A*	100	2,740
Smart Balance, Inc.*	14,800	90,872
Tasty Baking Co.	800	5,248
Tootsie Roll Industries, Inc.(a)	8,487	201,821
TreeHouse Foods, Inc.(a)*	7,400	263,958
		3,239,071
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	1,564	48,468
Delta Natural Gas Co., Inc.	200	5,300
Energy, Inc.	300	2,550
New Jersey Resources Corp.	9,451	343,166
Northwest Natural Gas Co.	6,800	283,288
RGC Resources, Inc.	200	5,508
South Jersey Industries, Inc.	6,400	225,920
Southwest Gas Corp.	9,900	253,242
The Laclede Group, Inc.	4,500	144,720
		1,312,162
Health Care Equipment & Supplies — 3.9%
Abaxis, Inc.(a)*	4,900	131,075
ABIOMED, Inc.(a)*	8,100	78,651
Accuray, Inc.*	11,400	74,100
AdvanSource Biomaterials Corp.*	3,083	925
Align Technology, Inc.(a)*	15,100	214,722
Alphatec Holdings, Inc.*	11,124	51,170
American Medical Systems Holdings, Inc.(a)*	18,000	304,560
Analogic Corp.	3,000	111,060
Angiodynamics, Inc.*	6,163	84,926
Anika Therapeutics, Inc.*	4,100	26,650
Arthrocare Corp.*	6,000	122,340
Aspect Medical Systems, Inc.(a)*	3,900	46,722
AtriCure, Inc.*	2,740	12,933
ATS Medical, Inc.(a)*	29,600	79,328
Biolase Technology, Inc.(a)*	5,500	12,430
Bovie Medical Corp.(a)*	4,900	38,465
BSD Medical Corp.(a)*	5,064	13,774
Cantel Medical Corp.*	3,950	59,487
Cardiac Science Corp.*	8,096	32,384
Cardica, Inc.(a)*	1,400	2,114
Cardiovascular Systems, Inc.*	1,200	8,724
CAS Medical Systems, Inc.(a)*	2,529	3,844
Conceptus, Inc.(a)*	12,100	224,334
Conmed Corp.*	7,150	137,065
CryoLife, Inc.*	6,300	50,211
Cutera, Inc.(a)*	3,000	25,950
Cyberonics, Inc.(a)*	5,700	90,858
Cynosure, Inc., Class A*	1,100	12,815
DexCom, Inc.(a)*	8,950	70,974
Digirad Corp.*	2,100	5,985
Endologix, Inc.(a)*	21,000	129,990
EnteroMedics, Inc.*	755	3,616
ev3, Inc.*	21,459	264,160
Exactech, Inc.*	2,535	39,901
Greatbatch, Inc.*	5,400	121,338
Haemonetics Corp.*	2,600	145,912
Hansen Medical, Inc.*	3,500	12,250
HealthTronics, Inc.*	8,699	21,400
Hill-Rom Holdings, Inc.(a)	8,800	191,664
Home Diagnostics, Inc.*	2,300	15,548
I-Flow Corp.*	4,997	56,916
ICU Medical, Inc.*	2,950	108,737
Insulet Corp.(a)*	9,100	102,193
Integra LifeSciences Holdings Corp.*	5,600	191,240
Invacare Corp.(a)	9,357	208,474
Iridex Corp.(a)*	1,000	2,400
IRIS International, Inc.*	4,200	47,460
Kensey Nash Corp.*	2,900	83,955
LeMaitre Vascular, Inc.(a)*	900	3,780
MAKO Surgical Corp.(a)*	2,300	20,148
Masimo Corp.(a)*	1,300	34,060
Medical Action Industries, Inc.*	3,650	44,056
Meridian Bioscience, Inc.(a)	8,950	223,839
Merit Medical Systems, Inc.*	5,744	99,544
Micrus Endovascular Corp.(a)*	3,700	47,915
Misonix, Inc.*	2,200	5,368
MTS Medication Technologies, Inc.(a)*	1,300	7,436
Natus Medical, Inc.*	4,600	70,978
Neogen Corp.(a)*	3,299	106,525
Neurometrix, Inc.*	400	1,284
NMT Medical, Inc.*	2,400	4,944
NuVasive, Inc.(a)*	8,100	338,256
NxStage Medical, Inc.(a)*	8,000	53,520
OraSure Technologies, Inc.(a)*	11,100	32,190
Orthovita, Inc.(a)*	16,500	72,435
Osteotech, Inc.*	4,200	18,690
OTIX Global, Inc.*	3,720	3,534
Palomar Medical Technologies, Inc.(a)*	7,282	118,041
Quidel Corp.(a)*	13,103	212,662
Retractable Technologies, Inc.(a)*	1,926	3,120
Rochester Medical Corp.*	1,400	16,856
Rockwell Medical Technologies, Inc.(a)*	2,600	20,228
RTI Biologics, Inc.*	6,844	29,771
SenoRx, Inc.*	1,700	9,163
Sirona Dental Systems, Inc.(a)*	12,300	365,925
Somanetics Corp.(a)*	3,200	51,584
SonoSite, Inc.(a)*	3,400	89,964
Spectranetics Corp.*	7,200	46,152
Staar Surgical Co.(a)*	5,280	21,542
Stereotaxis, Inc.(a)*	7,600	33,896
STERIS Corp.(a)	84	2,558
SurModics, Inc.(a)*	3,700	91,020
Symmetry Medical, Inc.*	11,100	115,107
Synovis Life Technologies, Inc.*	2,484	34,279
The Cooper Cos., Inc.(a)	9,000	267,570
Theragenics Corp.*	7,500	12,000
Thoratec Corp.*	12,896	390,362
TomoTherapy, Inc.(a)*	5,500	23,815
TranS1, Inc.(a)*	2,263	10,885
Urologix, Inc.(a)*	2,600	3,094
Uroplasty, Inc.(a)*	2,952	3,720
Vascular Solutions, Inc.(a)*	6,500	53,755
Volcano Corp.*	10,800	181,656
West Pharmaceutical Services, Inc.(a)	7,400	300,514
Wright Medical Group, Inc.*	8,500	151,810
Young Innovations, Inc.	1,900	49,989
Zoll Medical Corp.*	4,700	101,144
		7,876,414

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 3.7%
Air Methods Corp.*	2,500	$81,425
Alliance HealthCare Services, Inc.(a)*	12,600	71,316
Allied Healthcare International, Inc.(a)*	14,550	40,740
ALLION HEALTHCARE, Inc.*	6,400	37,440
Almost Family, Inc.*	1,100	32,725
Amedisys, Inc.(a)*	5,666	247,208
America Service Group, Inc.	2,000	33,080
American Caresource Holdings, Inc.(a)*	1,300	5,681
American Dental Partners, Inc.*	2,840	39,760
AMERIGROUP Corp.*	12,100	268,257
AMN Healthcare Services, Inc.*	7,300	69,423
Amsurg Corp.*	7,750	164,532
Assisted Living Concepts, Inc., Class A(a)*	1,599	33,131
Bio-Reference Labs, Inc.*	3,300	113,520
BioScrip, Inc.*	9,680	65,437
Brookdale Senior Living, Inc.	8,600	155,918
Capital Senior Living Corp.*	5,400	32,940
Catalyst Health Solutions, Inc.*	11,800	343,970
Centene Corp.*	10,900	206,446
Chemed Corp.	5,500	241,395
Continucare Corp.(a)*	10,600	32,012
Corvel Corp.*	2,550	72,420
Cross Country Healthcare, Inc.(a)*	6,900	64,239
Dialysis Corp. Of America*	2,100	12,642
Dynacq Healthcare, Inc.*	1,300	4,355
Emeritus Corp.(a)*	7,900	173,405
Five Star Quality Care, Inc.*	12,800	46,848
Genoptix, Inc.(a)*	1,864	64,830
Gentiva Health Services, Inc.*	6,500	162,565
Hanger Orthopedic Group, Inc.*	5,400	74,898
Health Fitness Corp.(a)*	1,100	6,149
Health Grades, Inc.*	9,500	47,025
Health Management Associates, Inc., Class A*	49,300	369,257
Healthsouth Corp.*	18,900	295,596
Healthspring, Inc.*	14,900	182,525
Healthways, Inc.*	6,798	104,145
HMS Holdings Corp.*	5,100	194,973
Hooper Holmes, Inc.*	15,500	15,035
Integramed America, Inc.(a)*	1,987	18,877
inVentiv Health, Inc.*	7,500	125,475
IPC The Hospitalist Co., Inc.*	1,782	56,044
Kindred Healthcare, Inc.*	8,800	142,824
Landauer, Inc.	1,300	71,474
LCA-Vision, Inc.*	5,917	41,478
LHC Group, Inc.(a)*	3,800	113,734
LifePoint Hospitals, Inc.*	6,200	167,772
Magellan Health Services, Inc.*	11,300	350,978
Medcath Corp.*	4,400	38,588
Metropolitan Health Networks, Inc.*	12,313	26,842
Molina Healthcare, Inc.(a)*	6,500	134,485
MWI Veterinary Supply, Inc.*	2,700	107,865
National Healthcare Corp.(a)	3,000	111,870
Nighthawk Radiology Holdings, Inc.*	5,800	41,934
NovaMed, Inc.*	5,800	26,274
Odyssey HealthCare, Inc.*	12,650	158,125
PDI, Inc.*	3,600	16,488
PharMerica Corp.(a)*	3,440	63,881
PHC, Inc., Class A*	4,300	5,246
Prospect Medical Holdings, Inc.(a)*	1,000	4,460
Providence Service Corp.*	4,498	52,447
PSS World Medical, Inc.(a)*	24,238	529,116
Psychemedics Corp.	400	2,480
Psychiatric Solutions, Inc.(a)*	6,120	163,771
RadNet, Inc.(a)*	8,150	21,109
RehabCare Group, Inc.*	4,200	91,098
Res-Care, Inc.*	10,700	152,047
Skilled Healthcare Group, Inc., Class A*	2,200	17,666
SRI/Surgical Express, Inc.*	1,100	3,102
Sun Healthcare Group, Inc.*	10,400	89,856
Sunrise Senior Living, Inc.*	6,800	20,604
The Ensign Group, Inc.	1,700	23,851
Triple-S Management Corp., Class B*	2,100	35,217
U.S. Physical Therapy, Inc.*	2,650	39,935
Universal American Corp.*	13,700	129,054
Virtual Radiologic Corp.(a)*	1,100	14,333
WellCare Health Plans, Inc.(a)*	5,100	125,715
		7,543,378
Health Care Technology — 1.0%
A.D.A.M., Inc.(a)*	1,200	4,176
Allscripts-Misys Healthcare Solutions, Inc.(a)	6,562	133,012
AMICAS, Inc.*	12,660	45,576
Arrhythmia Research Technology, Inc.(a)*	200	860
Athenahealth, Inc.*	4,000	153,480
Computer Programs & Systems, Inc.(a)	2,300	95,243
Eclipsys Corp.*	8,000	154,400
HealthStream, Inc.(a)*	5,236	23,248
HLTH Corp.(a)*	11,020	161,002
MedAssets, Inc.(a)*	7,309	164,964
MedQuist, Inc.	4,200	26,712
Merge Healthcare, Inc.*	6,998	28,762
Omnicell, Inc.*	7,300	81,322
Phase Forward, Inc.*	9,700	136,188
Quadramed Corp.*	2,000	14,000
Quality Systems, Inc.	11,355	699,127
Transcend Services, Inc.*	300	5,241
Vital Images, Inc.*	3,400	42,568
		1,969,881
Hotels, Restaurants & Leisure — 3.2%
AFC Enterprises, Inc.*	4,200	35,364
Ambassadors Group, Inc.	4,300	67,295
Ambassadors International, Inc.*	2,097	2,160
Ameristar Casinos, Inc.	12,900	203,562
Bally Technologies, Inc.*	5,470	209,884
Benihana, Inc., Class A(a)*	1,150	6,981
Benihana, Inc.*	2,300	13,179
BJ's Restaurants, Inc.*	8,000	119,920
Bluegreen Corp.(a)*	7,100	21,655
Bob Evans Farms, Inc.	7,000	203,420
Boyd Gaming Corp.*	12,100	132,253
Brinker International, Inc.	12,310	193,636
Buffalo Wild Wings, Inc.(a)*	4,000	166,440
California Pizza Kitchen, Inc.(a)*	5,450	85,129
Caribou Coffee Co., Inc.(a)*	4,438	32,042
Carrols Restaurant Group, Inc.*	8,600	65,016
CEC Entertainment, Inc.*	5,150	133,179
Churchill Downs, Inc.	3,300	127,050
CKE Restaurants, Inc.	11,800	123,782
Cosi, Inc.(a)*	5,389	3,395
Cracker Barrel Old Country Store, Inc.	5,000	172,000
DineEquity, Inc.(a)	3,900	96,525
Domino's Pizza, Inc.(a)*	12,753	112,737
Dover Downs Gaming & Entertainment, Inc.	3,400	19,380
Dover Motorsports, Inc.	4,000	6,000
Einstein Noah Restaurant Group, Inc.*	3,600	43,344

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Empire Resorts, Inc.(a)*	4,700	$14,147
Famous Dave's Of America, Inc.*	2,145	12,548
FortuNet, Inc.	1,700	3,179
Full House Resorts, Inc.(a)*	4,300	11,653
Gaming Partners International Corp.(a)*	1,300	7,540
Gaylord Entertainment Co.(a)*	9,022	181,342
Great Wolf Resorts, Inc.*	8,725	31,148
International Speedway Corp., Class A	3,798	104,711
Interstate Hotels & Resorts, Inc.*	7,028	10,823
Interval Leisure Group, Inc.*	7,300	91,104
Isle of Capri Casinos, Inc.(a)*	7,000	82,530
J. Alexander's Corp.*	800	3,376
Jack in the Box, Inc.*	14,400	295,056
Kona Grill, Inc.*	1,540	5,113
Krispy Kreme Doughnuts, Inc.*	8,900	31,773
Lakes Entertainment, Inc.(a)*	4,300	14,448
Landry's Restaurants, Inc.(a)*	4,400	46,200
Life Time Fitness, Inc.(a)*	8,900	249,645
Lodgian, Inc.*	5,400	8,964
Luby's, Inc.*	7,260	30,492
McCormick & Schmick's Seafood Restaurants, Inc.*	1,080	8,035
Monarch Casino & Resort, Inc.(a)*	3,600	38,736
Morgans Hotel Group Co.(a)*	6,600	35,772
Morton's Restaurant Group, Inc.(a)*	3,100	13,206
MTR Gaming Group, Inc.(a)*	6,300	19,278
Multimedia Games, Inc.(a)*	6,030	30,874
Nathan's Famous, Inc.*	1,385	20,470
Nevada Gold & Casinos, Inc.*	1,712	2,123
O'Charleys, Inc.(a)*	4,820	45,163
Orient-Express Hotels Ltd.(a)	8,800	101,288
P.F. Chang's China Bistro, Inc.(a)*	5,870	199,404
Papa John's International, Inc.*	6,315	155,160
Peet's Coffee & Tea, Inc.(a)*	2,900	81,867
Pinnacle Entertainment, Inc.*	12,199	124,308
PokerTek, Inc.(a)*	1,700	1,666
Premier Exhibitions, Inc.(a)*	6,300	6,552
Red Lion Hotels Corp.*	4,500	25,875
Red Robin Gourmet Burgers, Inc.(a)*	3,300	67,386
Rick's Cabaret International, Inc.(a)*	2,209	18,997
Rubio's Restaurants, Inc.*	1,700	10,778
Ruby Tuesday, Inc.*	8,900	74,938
Ruth's Hospitality Group, Inc.(a)*	5,100	21,522
Scientific Games Corp., Class A*	10,163	160,880
Shuffle Master, Inc.*	8,462	79,712
Silverleaf Resorts, Inc.*	6,633	8,822
Sonic Corp.(a)*	13,575	150,139
Speedway Motorsports, Inc.	10,200	146,778
Texas Roadhouse, Inc., Class A(a)*	15,300	162,486
The Cheesecake Factory, Inc.(a)*	13,476	249,576
The Marcus Corp.	4,500	57,555
The Steak n Shake Co.(a)*	6,400	75,328
Town Sports International Holdings, Inc.(a)*	8,000	20,080
Vail Resorts, Inc.*	8,330	279,388
VCG Holding Corp.(a)*	3,700	8,140
WMS Industries, Inc.(a)*	9,691	431,831
		6,565,233
Household Durables — 1.6%
American Greetings Corp., Class A	9,420	210,066
Bassett Furniture Industries, Inc.	2,600	11,128
Beazer Homes USA, Inc.(a)*	4,700	26,273
Blyth, Inc.	2,000	77,460
Brookfield Homes Corp.(a)*	3,000	20,040
California Coastal Communities, Inc.(a)*	1,800	2,790
Cavco Industries, Inc.(a)*	1,100	39,050
Craftmade International, Inc.(a)*	400	1,236
CSS Industries, Inc.	2,100	41,517
Dixie Group, Inc.*	2,300	7,084
Ethan Allen Interiors, Inc.(a)	7,100	117,150
Furniture Brands International, Inc.(a)*	11,300	62,489
Helen of Troy Ltd.*	3,400	66,062
Hooker Furniture Corp.	2,100	28,350
Hovnanian Enterprises, Inc., Class A(a)*	8,100	31,104
iRobot Corp.(a)*	5,000	61,550
Jarden Corp.	15,343	430,678
KB Home(a)	12,300	204,303
Kid Brands, Inc.*	5,342	33,120
La-Z-Boy, Inc.(a)	11,200	96,880
Lennar Corp., Class A	2,440	34,770
Libbey, Inc.(a)	3,650	14,053
Lifetime Brands, Inc.(a)	3,200	18,336
M.D.C. Holdings, Inc.	7,575	263,155
M/I Homes, Inc.*	1,500	20,385
Meritage Homes Corp.*	3,700	75,110
National Presto Industries, Inc.	1,000	86,510
Orleans Homebuilders, Inc.(a)*	4,953	15,107
Palm Harbor Homes, Inc.(a)*	4,600	13,294
Pulte Homes, Inc.	7,939	87,250
Ryland Group, Inc.(a)	9,600	202,272
Sealy Corp.(a)*	29,400	94,080
Skyline Corp.(a)	1,200	27,072
Standard Pacific Corp.(a)*	10,200	37,638
Stanley Furniture Co., Inc.(a)	701	7,269
Tempur-Pedic International, Inc.*	8,980	170,081
Tupperware Brands Corp.	10,300	411,176
Universal Electronics, Inc.*	2,800	57,176
		3,203,064
Household Products — 0.1%
Central Garden and Pet Co.(a)*	5,300	62,275
Central Garden and Pet Co., Class A*	8,400	91,812
WD-40 Co.	5,000	142,000
		296,087
Industrial Conglomerates — 0.2%
Otter Tail Corp.(a)	7,214	172,631
Raven Industries, Inc.(a)	3,600	96,228
Standex International Corp.	2,700	53,541
Tredegar Corp.	8,700	126,150
United Capital Corp.(a)*	1,250	28,900
		477,450
Insurance — 2.9%
21st Century Holding Co.(a)	1,000	3,960
Affirmative Insurance Holdings, Inc.(a)	3,262	16,049
American Equity Investment Life Holding Co.(a)	12,000	84,240
American Physicians Capital, Inc.	2,599	74,877
American Safety Insurance Holdings Ltd.*	400	6,320
Amerisafe, Inc.*	3,800	65,550
Amtrust Financial Services, Inc.	7,778	88,747
Argo Group International Holdings Ltd.*	3,920	132,026
Assured Guaranty Ltd.(a)	8,300	161,186
Baldwin & Lyons, Inc., Class B	1,300	30,485
Citizens, Inc., Class A(a)*	10,658	67,572
CNA Surety Corp.*	10,600	171,720
Conseco, Inc.*	25,900	136,234
Crawford & Co., Class B*	1,300	5,733

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Crawford & Co., Class A*	800	$2,600
Delphi Financial Group, Inc., Class S	9,225	208,762
Donegal Group, Inc., Class A	4,648	71,765
Eastern Insurance Holdings, Inc.	1,700	16,201
eHealth, Inc.*	2,682	38,943
EMC Insurance Group, Inc.(a)	3,800	80,294
Employers Holdings, Inc.	6,333	98,035
Enstar Group Ltd.*	1,634	101,749
FBL Financial Group, Inc., Class A(a)	6,500	126,295
First Acceptance Corp.*	15,539	41,955
First Mercury Financial Corp.	2,000	26,640
Flagstone Reinsurance Holdings Ltd.	11,000	124,080
FPIC Insurance Group, Inc.*	2,600	87,230
Greenlight Capital Re Ltd.*	3,200	60,160
Hallmark Financial Services*	5,700	45,885
Harleysville Group, Inc.	6,800	215,220
Hilltop Holdings, Inc.*	6,900	84,594
Horace Mann Educators Corp.	8,800	122,936
Independence Holding Co.	3,200	18,816
Infinity Property & Casualty Corp.	4,300	182,664
Max Capital Group Ltd.	6,090	130,143
MBIA, Inc.(a)*	22,300	173,048
Meadowbrook Insurance Group, Inc.	13,262	98,139
Mercer Insurance Group, Inc.(a)	1,100	19,877
Montpelier Re Holdings Ltd.	9,910	161,731
National Financial Partners Corp.*	5,600	48,832
National Interstate Corp.	4,200	73,500
Navigators Group, Inc.*	3,600	198,000
NYMAGIC, Inc.	1,100	18,986
OneBeacon Insurance Group Ltd.	2,100	28,854
PMA Capital Corp., Class A*	6,100	34,709
Presidential Life Corp.	5,600	58,016
Protective Life Corp.	7,453	159,643
RLI Corp.(a)	5,800	306,124
Safety Insurance Group, Inc.	3,900	128,388
SeaBright Insurance Holdings, Inc.*	4,800	54,816
Selective Insurance Group	13,800	217,074
Specialty Underwriters' Alliance, Inc.*	1,400	9,240
StanCorp Financial Group, Inc.	2,600	104,962
State Auto Financial Corp.	9,900	177,507
Stewart Information Services Corp.	2,900	35,873
The Phoenix Companies, Inc.(a)*	18,100	58,825
Tower Group, Inc.	4,700	114,633
Unico American Corp.	1,700	16,847
United America Indemnity Ltd.*	2,796	20,662
United Fire & Casualty Co.	6,100	109,190
Unitrin, Inc.	7,130	138,964
Universal Insurance Holdings, Inc.	8,650	43,510
Zenith National Insurance Corp.	9,650	298,185
		5,837,801
Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A*	5,700	19,665
Blue Nile, Inc.*	2,900	180,148
dELiA*s, Inc.(a)*	5,186	11,150
Drugstore.Com, Inc.*	23,024	55,948
Gaiam, Inc. Class A*	400	2,792
Hollywood Media Corp.(a)*	15,000	23,100
HSN, Inc.*	6,800	110,704
NutriSystem, Inc.(a)	4,100	62,566
Orbitz Worldwide, Inc.*	10,000	61,800
Overstock.com, Inc.*	4,600	67,482
PetMed Express, Inc.(a)	8,500	160,225
Shutterfly, Inc.*	2,429	40,394
Stamps.com, Inc.*	4,050	37,463
US Auto Parts Network, Inc.*	3,400	18,530
Valuevision Media, Inc. Class A(a)*	3,100	10,261
		862,228
Internet Software & Services — 2.1%
Art Technology Group, Inc.*	31,900	123,134
comScore, Inc.*	3,170	57,092
Constant Contact, Inc.(a)*	3,679	70,821
DealerTrack Holdings, Inc.*	8,700	164,517
Dice Holdings, Inc.*	8,100	53,136
Digital River, Inc.*	8,400	338,688
DivX, Inc.*	4,500	24,570
Earthlink, Inc.	24,400	205,204
EDGAR Online, Inc.(a)*	6,200	12,090
Goldleaf Financial Solutions, Inc.*	8,500	8,313
GSI Commerce, Inc.(a)*	9,600	185,376
Imergent, Inc.	2,700	21,276
Infospace, Inc.*	7,200	55,728
Innodata Isogen, Inc.*	5,684	45,188
Internap Network Services Corp.(a)*	11,700	37,557
Internet Brands, Inc., Class A(a)*	5,646	45,055
Internet Capital Group, Inc.*	8,600	71,896
Ipass, Inc.*	14,400	19,872
j2 Global Communications, Inc.*	9,900	227,799
Keynote Systems, Inc.*	3,280	30,930
Limelight Networks, Inc.*	10,079	40,921
Liquidity Services, Inc.*	6,300	65,016
Looksmart Ltd.*	3,800	4,408
LoopNet, Inc.(a)*	13,200	119,328
Marchex, Inc., Class B	6,400	31,424
ModusLink Global Solutions, Inc.*	10,390	84,055
Move, Inc.*	34,500	93,150
NIC, Inc.	15,000	133,350
Omniture, Inc.*	14,901	319,477
Onvia, Inc.(a)*	1,000	6,130
Openwave Systems, Inc.*	18,733	48,706
Perficient, Inc.*	7,000	57,890
RealNetworks, Inc.*	30,400	113,088
Saba Software, Inc.(a)*	6,949	29,255
SAVVIS, Inc.*	6,900	109,158
Selectica, Inc.*	6,778	2,237
Soundbite Communications, Inc.(a)*	500	1,615
Spark Networks, Inc.*	6,600	14,850
support.com, Inc.*	10,400	24,960
Switch & Data Facilities Co., Inc.(a)*	3,800	51,718
TechTarget, Inc.*	5,038	28,717
Terremark Worldwide, Inc.(a)*	20,600	128,132
The Knot, Inc.*	6,500	70,980
TheStreet.com, Inc.	7,200	20,880
Tower Automotive, Inc.(b),(c)	6,500	—
Track Data Corp.(a)*	300	1,179
Travelzoo, Inc.(a)*	3,225	45,569
United Online, Inc.	35,156	282,654
Valueclick, Inc.*	12,400	163,556
VistaPrint NV(a)*	4,560	231,420
Vocus, Inc.*	4,300	89,827
Web.com Group, Inc.*	6,313	44,759
Zix Corp.(a)*	13,620	29,964
		4,286,615
IT Services — 2.3%
Acorn Factor, Inc.*	1,500	8,190
Acxiom Corp.*	17,600	166,496
CACI International, Inc., Class A*	6,100	288,347

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Cass Information Systems, Inc.(a)	1,000	$29,860
Ciber, Inc.*	11,900	47,600
Computer Task Group, Inc.*	3,700	30,007
Convergys Corp.*	16,800	166,992
CSG Systems International, Inc.*	10,600	169,706
Cybersource Corp.*	15,631	260,569
Edgewater Technology, Inc.*	2,300	6,762
eLoyalty Corp.*	1,512	12,111
Euronet Worldwide, Inc.*	11,300	271,539
ExlService Holdings, Inc.*	6,500	96,590
Forrester Research, Inc.*	5,200	138,528
Gartner, Inc., Class A*	3,700	67,599
Global Cash Access Holdings, Inc.(a)*	21,692	158,568
Hackett Group, Inc.(a)*	8,900	25,810
Heartland Payment Systems, Inc.	5,300	76,903
iGate Corp.	12,235	104,976
infoGROUP, Inc.*	12,800	89,728
Integral Systems, Inc.*	4,000	27,600
Intelligroup, Inc.(a)*	1,500	4,050
INX, Inc.*	400	2,792
Lionbridge Technologies*	13,100	34,060
Mastech Holdings, Inc.(a)*	849	3,905
MAXIMUS, Inc.	4,400	205,040
MoneyGram International, Inc.*	9,900	31,086
NCI, Inc., Class A(a)*	1,800	51,588
NeuStar, Inc., Class A(a)*	4,436	100,254
Online Resources Corp.*	6,600	40,722
Rainmaker Systems, Inc.*	4,500	6,480
RightNow Technologies, Inc.*	8,163	117,874
Sapient Corp.*	28,600	229,944
SRA International, Inc., Class A*	9,500	205,105
StarTek, Inc.(a)*	3,323	28,844
Syntel, Inc.(a)	9,300	443,889
TechTeam Global, Inc.*	1,700	14,450
TeleTech Holdings, Inc.*	13,200	225,192
Tier Technologies, Inc., Class B*	3,900	33,072
TNS, Inc.*	4,600	126,040
Unisys Corp.(a)*	50,700	135,369
VeriFone Holdings, Inc.(a)*	10,100	160,489
Virtusa Corp.*	7,876	74,743
WPCS International, Inc.*	1,000	3,800
Wright Express Corp.*	8,700	256,737
		4,780,006
Leisure Equipment & Products — 0.6%
Aldila, Inc.(a)*	1,930	7,604
Arctic Cat, Inc.(a)	1,340	9,461
Brunswick Corp.(a)	13,900	166,522
Callaway Golf Co.(a)	14,500	110,345
Concord Camera Corp.(a)*	540	1,674
Cybex International, Inc.(a)*	4,100	6,232
Escalade, Inc.(a)*	1,950	4,914
GameTech International, Inc.*	2,100	3,633
Jakks Pacific, Inc.*	6,200	88,784
Johnson Outdoors, Inc., Class A	1,000	9,000
Leapfrog Enterprises, Inc.*	8,100	33,291
Marine Products Corp.(a)	8,200	45,346
Nautilus, Inc.(a)*	6,900	11,730
Polaris Industries, Inc.	7,300	297,694
Pool Corp.(a)	6,700	148,874
RC2 Corp.*	3,900	55,575
Smith & Wesson Holding Corp.(a)*	8,700	45,501
Sport Supply Group, Inc.	4,900	49,931
Steinway Musical Instruments(a)*	1,800	21,366
Sturm Ruger & Co., Inc.(a)	6,513	84,278
		1,201,755
Life Sciences Tools & Services — 0.9%
Accelrys, Inc.*	6,100	35,380
Affymetrix, Inc.*	15,851	139,172
Albany Molecular Research, Inc.*	7,100	61,486
Arrowhead Research Corp.(a)*	5,800	3,886
BioClinica, Inc.*	3,200	13,152
Bruker Corp.*	21,368	227,997
Caliper Life Sciences, Inc.*	10,921	30,797
Cambrex Corp.*	7,100	44,730
CombiMatrix Corp.(a)*	502	3,308
Dionex Corp.*	4,000	259,880
Enzo Biochem, Inc.(a)*	8,067	57,114
eResearchTechnology, Inc.*	11,450	80,150
Harvard Bioscience, Inc.*	6,881	26,079
Helicos BioSciences Corp.(a)*	7,800	22,308
Kendle International, Inc.(a)*	3,000	50,160
Luminex Corp.(a)*	8,700	147,900
Medtox Scientific, Inc.*	3,300	30,030
Parexel International Corp.*	12,400	168,516
Radient Pharmaceuticals Corp.(a)*	3,000	1,710
Sequenom, Inc.(a)*	13,133	42,420
SeraCare Life Sciences, Inc.*	3,373	8,432
Strategic Diagnostics, Inc.*	7,150	12,584
Varian, Inc.*	6,500	331,890
		1,799,081
Machinery — 3.2%
3D Systems Corp.*	5,100	47,073
Actuant Corp., Class A	11,400	183,084
Alamo Group, Inc.	2,000	31,600
Albany International Corp., Class A	6,000	116,400
Altra Holdings, Inc.*	4,400	49,236
American Railcar Industries, Inc.(a)	1,900	20,159
Ampco-Pittsburgh Corp.	2,200	58,498
Astec Industries, Inc.(a)*	5,000	127,350
Badger Meter, Inc.(a)	3,000	116,070
Baldwin Technology Co., Class A*	2,900	5,365
Barnes Group, Inc.	12,100	206,789
Blount International, Inc.(a)*	10,700	101,329
Briggs & Stratton Corp.(a)	11,900	230,979
Cascade Corp.	2,400	64,176
Chart Industries, Inc.*	6,200	133,858
CIRCOR International, Inc.	3,400	96,084
CLARCOR, Inc.	29	909
Colfax Corp.*	2,100	22,323
Columbus McKinnon Corp.*	3,900	59,085
Commercial Vehicle Group, Inc.(a)*	3,800	24,738
Crane Co.	6,400	165,184
Dynamic Materials Corp.	2,800	55,888
EnPro Industries, Inc.(a)*	4,600	105,156
ESCO Technologies, Inc.(a)*	5,700	224,580
Federal Signal Corp.	10,659	76,638
Flanders Corp.*	5,805	29,954
Flow International Corp.*	9,100	23,569
FreightCar America, Inc.	2,400	58,320
Gardner Denver, Inc.*	6,700	233,696
Graco, Inc.(a)	8,291	231,070
Graham Corp.	1,000	15,550
Greenbrier Cos, Inc.(a)	3,700	43,327
Hardinge, Inc.	2,400	14,880
Hurco Cos, Inc.*	1,000	17,080
John Bean Technologies Corp.	2,800	50,876

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Kadant, Inc.*	3,400	$41,242
Kaydon Corp.(a)	6,200	201,004
Kennametal, Inc.	7,010	172,516
Key Technology, Inc.*	1,100	11,825
LB Foster Co. Class A*	1,200	36,696
Lindsay Corp.(a)	2,500	98,450
Lydall, Inc.*	2,900	15,254
Manitex International, Inc.(a)*	1,300	3,055
Manitowoc Co., Inc.	13,100	124,057
Met-Pro Corp.(a)	4,417	42,801
Mfri, Inc.*	1,900	14,060
Middleby Corp.(a)*	4,140	227,741
Miller Industries, Inc.*	2,200	24,200
Mueller Industries, Inc.	8,400	200,508
Mueller Water Products, Inc., Class A	22,900	125,492
NACCO Industries, Inc., Class A	1,000	60,070
NN, Inc.*	3,000	13,920
Nordson Corp.(a)	7,700	431,893
Omega Flex, Inc.(a)	1,500	25,155
PMFG, Inc.(a)*	1,700	21,862
Portec Rail Products, Inc.(a)	2,000	18,980
RBC Bearings, Inc.*	4,700	109,651
Robbins & Myers, Inc.	7,837	184,013
Sauer-Danfoss, Inc.(a)	10,900	83,603
Sun Hydraulics Corp.(a)	3,800	80,028
Supreme Industries, Inc., Class A*	1,197	2,921
Tecumseh Products Co., Class A(a)*	2,100	23,793
Tennant Co.	4,100	119,146
The Gorman-Rupp Co.(a)	3,125	77,844
Titan International, Inc.(a)	7,375	65,638
Toro Co.(a)	6,900	274,413
Trimas Corp.*	10,000	51,000
Trinity Industries, Inc.(a)	8,400	144,396
Twin Disc, Inc.	2,200	27,434
Wabash National Corp.(a)*	8,200	22,304
Watts Water Technologies, Inc., Class A(a)	7,500	226,875
Xerium Technologies, Inc.*	9,414	12,238
		6,456,951
Marine — 0.2%
Alexander & Baldwin, Inc.	5,800	186,122
American Commercial Lines, Inc.(a)*	2,850	82,992
Eagle Bulk Shipping, Inc.	10,600	54,378
Genco Shipping & Trading Ltd.(a)	3,500	72,730
Horizon Lines, Inc., Class A(a)	6,800	43,180
		439,402
Media — 1.6%
4Kids Entertainment, Inc.(a)*	2,900	4,872
AH Belo Corp., Class A	4,580	14,794
Alloy, Inc.*	3,420	23,154
Arbitron, Inc.(a)	5,900	122,484
Ascent Media Corp. Class A*	900	23,040
Atrinsic, Inc.(a)*	2,163	2,358
Ballantyne of Omaha, Inc.*	3,464	12,020
Beasley Broadcasting Group, Inc., Class A*	1,657	6,114
Belo Corp., Class A	19,900	107,659
Carmike Cinemas, Inc.(a)*	2,800	28,308
Cinemark Holdings, Inc.	15,300	158,508
CKX, Inc.*	10,724	71,958
Crown Media Holdings, Inc., Class A(a)*	17,800	27,768
CTM Media Holdings, Inc. Class B(a)*	399	239
Cumulus Media, Inc., Class A(a)*	6,400	11,072
Dolan Media Co.(a)*	3,600	43,164
EDCI Holdings, Inc.(a)*	1,485	8,880
Entercom Communications Corp., Class A(a)*	5,260	26,826
Entravision Communications Corp.*	9,100	15,743
EW Scripps Co., Class A(a)*	5,100	38,250
Fisher Communications, Inc.*	1,100	19,998
Global Traffic Network, Inc.*	1,500	7,005
Harris Interactive, Inc.*	14,810	15,106
Harte-Hanks, Inc.(a)	19,600	271,068
Here Media, Inc.(a),(c)	499	—
Here Media, Inc. Spl Shrs(a),(c)	499	—
Journal Communications, Inc., Class A	10,000	36,800
Knology, Inc.*	9,095	88,676
Lee Enterprises, Inc.*	8,463	23,273
Liberty Media Corp. - Capital, Series A*	19,200	401,664
Lin TV Corp., Class A*	6,700	31,691
Live Nation, Inc.*	15,700	128,583
LodgeNet Interactive Corp.(a)*	6,600	49,830
Martha Stewart Living Omnimedia, Class A(a)*	5,600	35,056
Media General, Inc., Class A(a)	5,000	42,750
Mediacom Communications Corp., Class A*	13,700	78,912
Meredith Corp.	5,000	149,700
National CineMedia, Inc.	5,863	99,495
New Frontier Media, Inc.(a)*	7,900	16,985
Nexstar Broadcasting Group, Inc. Class A*	600	2,058
Outdoor Channel Holdings, Inc.(a)*	9,100	59,514
Playboy Enterprises, Inc., Class B(a)*	5,900	17,818
Primedia, Inc.	12,100	30,492
RCN Corp.*	8,400	78,120
Rentrak Corp.*	1,900	33,934
RHI Entertainment, Inc.(a)*	400	1,272
Saga Communications, Inc.*	837	11,216
Salem Communications Corp., Class A*	3,500	7,910
Scholastic Corp.	8,100	197,154
Sinclair Broadcast Group, Inc., Class A	10,500	37,590
The McClatchy Co. Class A	1,600	4,096
The New York Times Co., Class A(a)	20,000	162,400
Valassis Communications, Inc.*	10,800	193,104
Voyager Learning Co.*	6,300	29,925
Warner Music Group Corp.*	27,900	154,287
World Wrestling Entertainment, Inc., Class A(a)	3,500	49,035
WPT Enterprises, Inc.(a)*	2,059	2,018
Xanadoo Co.(a)*	10	3,350
		3,319,096
Metals & Mining — 1.1%
A.M. Castle & Co.	5,100	50,694
AMCOL International Corp.(a)	6,800	155,652
Brush Engineered Materials, Inc.*	4,600	112,516
Carpenter Technology Corp.	5,300	123,967
Century Aluminum Co.(a)*	8,900	83,215
Coeur d'Alene Mines Corp.*	9,760	200,080
Friedman Industries	700	4,200
General Moly, Inc.(a)*	13,500	42,525
Haynes International, Inc.(a)*	2,200	70,004
Hecla Mining Co.*	28,800	126,432
Horsehead Holding Corp.*	3,474	40,715
Kaiser Aluminum Corp.	4,533	164,820
Mines Management, Inc.(a)*	8,088	20,625
Olympic Steel, Inc.(a)	2,400	68,856
Royal Gold, Inc.	3,700	168,720
RTI International Metals, Inc.*	5,200	129,532
Schnitzer Steel Industries, Inc., Class A	1,740	92,655
Solitario Exploration & Royalty Corp.(a)*	1,000	1,970

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Stillwater Mining Co.*	21,000	$141,120
Titanium Metals Corp.	12,812	122,867
Universal Stainless & Alloy*	1,400	25,550
US Gold Corp.*	11,900	34,391
Worthington Industries, Inc.(a)	17,700	246,030
		2,227,136
Multi-Utilities — 0.4%
Avista Corp.	12,400	250,728
Black Hills Corp.	7,800	196,326
CH Energy Group, Inc.	3,800	168,378
Florida Public Utilities Co.	1,185	14,398
NorthWestern Corp.	8,500	207,655
		837,485
Multiline Retail — 0.3%
99 Cents Only Stores(a)*	9,500	127,775
Dillard's, Inc., Class A(a)	14,700	207,270
Duckwall-ALCO Stores, Inc.*	200	3,590
Fred's, Inc.	8,987	114,405
Retail Ventures, Inc.*	9,900	52,173
Saks, Inc.(a)*	17,300	117,986
The Bon-Ton Stores, Inc.(a)	2,700	19,656
Tuesday Morning Corp.(a)*	4,800	19,968
		662,823
Office Electronics — 0.1%
Zebra Technologies Corp., Class A(a)*	8,240	213,663

Oil, Gas & Consumable Fuels — 3.0%
Abraxas Petroleum Corp.(a)*	19,200	34,368
Adams Resources & Energy, Inc.	900	18,045
Alon USA Energy, Inc.(a)	10,500	104,265
Alpha Natural Resources, Inc.*	5,311	186,416
American Oil & Gas, Inc.*	12,900	25,413
Approach Resources, Inc.*	1,900	17,252
Arena Resources, Inc.*	8,200	291,100
Atlas America, Inc.(a)	8,808	238,433
ATP Oil & Gas Corp.(a)*	8,100	144,909
Berry Petroleum Co., Class A(a)	9,600	257,088
Bill Barrett Corp.(a)*	8,600	281,994
BPZ Resources, Inc.(a)*	17,000	127,840
Brigham Exploration Co.*	11,600	105,328
Callon Petroleum Co.(a)*	3,700	6,771
Cano Petroleum, Inc.(a)*	9,900	12,573
Carrizo Oil & Gas, Inc.(a)*	6,200	151,838
Cheniere Energy, Inc.(a)*	11,400	33,402
Clayton Williams Energy, Inc.*	2,100	63,252
Clean Energy Fuels Corp.(a)*	7,800	112,398
Contango Oil & Gas Co.*	3,500	178,710
CREDO Petroleum Corp.*	1,000	10,120
Crosstex Energy, Inc.	6,060	31,997
CVR Energy, Inc.*	10,800	134,352
Delek US Holdings, Inc.	12,078	103,508
Delta Petroleum Corp.(a)*	33,219	58,133
Double Eagle Petroleum Co.*	1,550	7,409
Edge Petroleum Corp.(a)*	6,800	3,807
Encore Acquisition Co.*	1,510	56,474
Evolution Petroleum Corp.*	6,400	19,008
FieldPoint Petroleum Corp.*	1,200	2,352
Frontier Oil Corp.	4,100	57,072
FX Energy, Inc.(a)*	8,650	27,939
General Maritime Corp.	5,896	45,635
GeoMet, Inc.*	4,682	7,913
GeoPetro Resources Co.(a)*	5,700	4,332
Georesources, Inc.*	2,300	25,415
GMX Resources, Inc.(a)*	2,600	40,846
Goodrich Petroleum Corp.(a)*	5,932	153,105
Green Plains Renewable Energy, Inc.*	200	1,420
Gulfport Energy Corp.*	9,638	84,236
Harvest Natural Resources, Inc.*	7,400	37,962
HKN, Inc.*	2,400	7,416
Holly Corp.(a)	6,400	163,968
Houston American Energy Corp.(a)	8,700	30,537
Hyperdynamics Corp.(a)*	5,500	8,195
International Coal Group, Inc.(a)*	19,900	80,197
James River Coal Co.*	3,300	63,063
Mariner Energy, Inc.*	12,065	171,082
McMoRan Exploration Co.(a)*	12,200	92,110
Meridian Resource Corp.*	21,400	8,774
National Coal Corp.(a)*	9,600	11,808
Northern Oil And Gas, Inc.*	4,200	35,280
Overseas Shipholding Group, Inc.(a)	3,700	138,269
Panhandle Oil and Gas, Inc.	600	12,816
Parallel Petroleum Corp.*	8,300	26,311
Patriot Coal Corp.(a)*	11,700	137,592
Penn Virginia Corp.	5,000	114,550
Petroleum Development Corp.*	2,800	52,248
Petroquest Energy, Inc.(a)*	11,000	71,390
Rentech, Inc.(a)*	13,700	22,194
Rex Energy Corp.*	3,900	32,565
Rosetta Resources, Inc.*	11,700	171,873
St. Mary Land & Exploration Co.	6,900	223,974
Stone Energy Corp.*	8,876	144,768
Swift Energy Co.*	6,900	163,392
Syntroleum Corp.(a)*	15,000	40,500
Teton Energy Corp.*	3,200	1,280
Toreador Resources Corp.(a)	4,300	42,957
Tri-Valley Corp.(a)*	5,600	15,232
TXCO Resources, Inc.(a)*	7,300	3,139
Uranium Energy Corp.(a)*	6,700	19,765
Uranium Resources, Inc.(a)*	11,500	13,225
USEC, Inc.(a)*	21,000	98,490
Vaalco Energy, Inc.	13,164	60,554
Venoco, Inc.*	6,100	70,211
W&T Offshore, Inc.	9,201	107,744
Warren Resources, Inc.*	14,000	41,440
Western Refining, Inc.*	7,500	48,375
Westmoreland Coal Co.*	2,000	16,260
World Fuel Services Corp.(a)	6,600	317,262
		6,185,236
Paper & Forest Products — 0.5%
Buckeye Technologies, Inc.*	8,700	93,351
Clearwater Paper Corp.*	1,500	61,995
Deltic Timber Corp.(a)	2,800	128,156
Domtar Corp.(a)*	3,900	137,358
Glatfelter	8,400	96,432
KapStone Paper and Packaging Corp.*	2,900	23,606
Louisiana-Pacific Corp.(a)*	25,600	170,752
Mercer International, Inc.(a)*	1,000	3,390
Neenah Paper, Inc.	3,300	38,841
Schweitzer-Mauduit International, Inc.	3,100	168,516
Wausau Paper Corp.	11,200	112,000
		1,034,397
Personal Products — 1.0%
Bare Escentuals, Inc.*	12,900	153,381
CCA Industries, Inc.(a)	556	2,263
Chattem, Inc.(a)*	4,400	292,204
Elizabeth Arden, Inc.*	10,900	128,293

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Inter Parfums, Inc.(a)	6,250	$76,312
Mannatech, Inc.	7,700	29,491
Medifast, Inc.(a)*	3,300	71,676
Natural Alternatives International, Inc.*	1,000	7,990
Natures Sunshine Products, Inc.(a),(d)	2,700	14,445
NBTY, Inc.*	17,500	692,650
Nu Skin Enterprises, Inc., Class A	9,400	174,182
Nutraceutical International Corp.*	2,300	25,921
Parlux Fragrances, Inc.(a)*	5,787	12,500
Physicians Formula Holdings, Inc.*	1,300	3,653
Prestige Brands Holdings, Inc.*	11,200	78,848
Reliv International, Inc.	3,500	11,690
Revlon, Inc., Class A(a)*	9,354	45,460
Schiff Nutrition International, Inc.	741	3,861
USANA Health Sciences, Inc.*	3,400	115,974
		1,940,794
Pharmaceuticals — 1.6%
Adolor Corp.*	10,556	16,784
Akorn, Inc.(a)*	20,100	27,537
Alexza Pharmaceuticals, Inc.(a)*	7,051	15,865
Ardea Biosciences, Inc.(a)*	1,933	35,412
ARYx Therapeutics, Inc.(a)*	3,000	9,390
Auxilium Pharmaceuticals, Inc.*	9,500	324,995
AVANIR Pharmaceuticals, Inc. Class A(a)*	5,800	12,064
Biodel, Inc.(a)*	5,200	27,924
BioForm Medical, Inc.*	5,900	21,122
BioMimetic Therapeutics, Inc.(a)*	4,848	59,194
BMP Sunstone Corp.(a)*	3,800	15,466
Cadence Pharmaceuticals, Inc.(a)*	10,200	112,812
Caraco Pharmaceutical Laboratories Ltd.*	7,700	39,193
Columbia Laboratories, Inc.(a)*	10,900	14,061
Corcept Therapeutics, Inc.(a)*	4,500	6,750
CPEX Pharmaceuticals, Inc.(a)*	490	4,871
Cypress Bioscience, Inc.*	8,500	69,445
Depomed, Inc.(a)*	11,500	50,255
Discovery Laboratories, Inc.(a)*	20,272	27,570
Durect Corp.(a)*	16,600	44,322
Emisphere Technologies, Inc.(a)*	6,080	4,615
Hi-Tech Pharmacal Co., Inc.(a)*	2,678	60,094
Hollis-Eden Pharmaceuticals*	4,600	2,714
iBioPharma, Inc.(a)*	2,200	2,596
Impax Laboratories, Inc.(a)*	10,500	91,770
Inspire Pharmaceuticals, Inc.*	11,450	59,769
ISTA Pharmaceuticals, Inc.*	10,679	47,628
Javelin Pharmaceuticals, Inc.(a)*	11,000	21,450
Jazz Pharmaceuticals, Inc.(a)*	3,700	29,674
KV Pharmaceutical Co., Class B(a)*	700	2,831
KV Pharmaceutical Co., Class A(a)*	7,700	23,639
Lannett Co., Inc.(a)*	4,650	34,782
MAP Pharmaceuticals, Inc.(a)*	2,700	28,242
Matrixx Initiatives, Inc.(a)*	2,400	13,632
Medicis Pharmaceutical Corp., Class A	12,800	273,280
MiddleBrook Pharmaceuticals, Inc.(a)*	13,473	15,494
Nektar Therapeutics(a)*	23,478	228,676
Novabay Pharmaceuticals, Inc.*	700	1,190
Obagi Medical Products, Inc.*	2,000	23,200
Optimer Pharmaceuticals, Inc.(a)*	3,522	47,653
Pain Therapeutics, Inc.*	19,800	100,188
Par Pharmaceutical Cos., Inc.*	7,800	167,778
Penwest Pharmaceuticals Co.(a)*	3,800	7,942
Pozen, Inc.(a)*	6,700	49,312
Questcor Pharmaceuticals, Inc.*	14,600	80,592
Repros Therapeutics, Inc.(a)*	2,800	2,520
Salix Pharmaceuticals Ltd.(a)*	11,000	233,860
Santarus, Inc.(a)*	16,900	55,601
Somaxon Pharmaceuticals, Inc.(a)*	2,900	6,902
Sucampo Pharmaceuticals, Inc., Class A*	1,270	7,404
SuperGen, Inc.*	17,300	46,191
The Medicines Co.*	10,600	116,706
The Quigley Corp.(a)*	3,100	7,068
Viropharma, Inc.(a)*	25,800	248,196
Vivus, Inc.(a)*	15,600	163,020
XenoPort, Inc.*	5,200	110,396
		3,351,637
Professional Services — 1.5%
Acacia Research - Acacia Technologies(a)*	29,010	252,677
Administaff, Inc.(a)	5,700	149,739
Barrett Business Services, Inc.	2,100	22,218
CBIZ, Inc.(a)*	15,700	117,122
CDI Corp.	3,800	53,390
Competitive Technologies, Inc.(a)*	1,800	4,320
COMSYS IT Partners, Inc.*	4,800	30,720
CoStar Group, Inc.(a)*	2,764	113,932
CRA International, Inc.*	2,200	60,038
Diamond Management & Technology
Consultants, Inc.(a)	7,300	50,005
Exponent, Inc.*	1,900	53,523
First Advantage Corp., Class A*	2,000	37,100
Franklin Covey Co.(a)*	4,000	23,400
GP Strategies Corp.*	3,599	26,957
Heidrick & Struggles International, Inc.(a)	3,700	86,062
Hill International, Inc.*	9,200	65,320
Hudson Highland Group, Inc.*	5,400	16,416
Huron Consulting Group, Inc.(a)*	4,080	105,386
ICF International, Inc.(a)*	1,100	33,352
Kelly Services, Inc., Class A	6,800	83,640
Kforce, Inc.*	10,079	121,150
Korn/Ferry International*	10,100	147,359
LECG Corp.*	5,200	18,252
Monster Worldwide, Inc.(a)*	7,600	132,848
MPS Group, Inc.*	20,800	218,816
National Technical Systems, Inc.	1,400	7,448
Navigant Consulting, Inc.*	13,900	187,650
Odyssey Marine Exploration, Inc.(a)*	10,650	19,809
On Assignment, Inc.*	12,485	73,037
RCM Technologies, Inc.*	2,600	5,824
Resources Connection, Inc.*	6,315	107,734
School Specialty, Inc.*	4,200	99,624
SmartPros Ltd.(a)*	1,000	4,150
Spherion Corp.*	11,700	72,657
TeamStaff, Inc.*	488	766
The Advisory Board Co.*	3,600	90,504
The Corporate Executive Board Co.	4,100	102,090
Thomas Group, Inc.(a)*	1,300	1,690
TrueBlue, Inc.*	10,062	141,572
Volt Information Sciences, Inc.(a)*	4,949	60,477
VSE Corp.	850	33,159
		3,031,933
Real Estate Management & Development — 0.3%
Altisource Portfolio Solutions SA*	6,133	88,561
Avatar Holdings, Inc.*	1,100	20,900
Consolidated-Tomoka Land Co.(a)	1,100	42,130
Forest City Enterprises, Inc.	8,600	114,982
Forestar Group, Inc.(a)*	200	3,436
Grubb & Ellis Co.*	6,200	10,478
Jones Lang LaSalle, Inc.(a)	3,800	180,006

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development (Continued)
Market Leader, Inc.*	4,700	$10,152
Maui Land & Pineapple Co., Inc.(a)*	1,800	11,322
Tejon Ranch Co.(a)*	3,300	84,744
Thomas Properties Group, Inc.	5,500	15,895
ZipRealty, Inc.(a)*	4,510	18,942
		601,548
Road & Rail — 1.3%
Amerco, Inc.(a)*	4,600	210,956
Arkansas Best Corp.(a)	5,700	170,658
Avis Budget Group, Inc.(a)*	12,800	171,008
Celadon Group, Inc.*	5,010	56,663
Con-way, Inc.	6,460	247,547
Covenant Transportation Group, Inc., Class A*	1,500	7,365
Dollar Thrifty Automotive Group, Inc.(a)*	2,000	49,180
Frozen Food Express Industries	5,100	14,943
Genesee & Wyoming, Inc., Class A*	7,225	219,062
Heartland Express, Inc.(a)	23,624	340,186
Knight Transportation, Inc.(a)	20,700	347,346
Marten Transport Ltd.*	4,300	73,358
Old Dominion Freight Line, Inc.*	8,352	254,151
P.A.M. Transportation Services, Inc.*	3,196	26,495
Quality Distribution, Inc.(a)*	4,600	15,502
Saia, Inc.*	2,100	33,768
Trailer Bridge, Inc.(a)*	1,400	7,560
Universal Truckload Services, Inc.	3,300	54,483
USA Truck, Inc.*	1,900	24,130
Werner Enterprises, Inc.(a)	17,675	329,285
YRC Worldwide, Inc.(a)*	6,900	30,705
		2,684,351
Semiconductors & Semiconductor Equipment — 4.8%
Actel Corp.*	5,500	66,935
Advanced Analogic Technologies, Inc.*	9,300	36,921
Advanced Energy Industries, Inc.*	9,400	133,856
Aehr Test Systems(a)*	1,200	1,596
Aetrium, Inc.(a)*	2,200	4,862
Amkor Technology, Inc.(a)*	23,800	163,744
Amtech Systems, Inc.*	2,200	11,660
Anadigics, Inc.(a)*	14,200	66,882
Applied Micro Circuits Corp.*	14,675	146,603
Atheros Communications, Inc.(a)*	8,400	222,852
ATMI, Inc.*	7,200	130,680
AuthenTec, Inc.*	3,700	10,360
AXT, Inc.*	12,200	23,424
Brooks Automation, Inc.*	14,274	110,338
Cabot Microelectronics Corp.*	5,200	181,272
California Micro Devices Corp.*	5,100	16,422
Cascade Microtech, Inc.(a)*	3,500	17,815
Cavium Networks, Inc.(a)*	5,000	107,350
Ceva, Inc.*	4,175	44,881
Cirrus Logic, Inc.*	14,700	81,732
Cohu, Inc.	5,200	70,512
Conexant Systems, Inc.*	6,443	17,654
Cymer, Inc.*	6,700	260,362
Cypress Semiconductor Corp.(a)*	16,600	171,478
Diodes, Inc.*	9,250	167,333
DSP Group, Inc.*	6,800	55,352
Entegris, Inc.*	32,288	159,826
Entropic Communications, Inc.*	9,600	26,304
Exar Corp.*	11,669	85,767
Fairchild Semiconductor International, Inc.*	23,600	241,428
FEI Co.*	8,400	207,060
Formfactor, Inc.(a)*	10,700	255,944
GSI Technology, Inc.*	6,498	25,927
Hittite Microwave Corp.*	6,700	246,426
Ikanos Communications, Inc.*	6,500	15,145
Integrated Device Technology, Inc.*	30,300	204,828
Integrated Silicon Solution, Inc.*	5,884	22,124
Intellon Corp.*	3,500	24,815
International Rectifier Corp.*	7,900	153,971
IXYS Corp.	7,000	59,570
Kopin Corp.*	16,230	77,904
Kulicke & Soffa Industries, Inc.*	12,100	72,963
Lattice Semiconductor Corp.*	25,959	58,408
LTX-Credence Corp.(a)*	1	2
Mattson Technology, Inc.*	14,200	40,044
MEMSIC, Inc.*	1,000	3,750
Micrel, Inc.	15,500	126,325
Microsemi Corp.*	18,291	288,815
Microtune, Inc.*	12,694	23,103
Mindspeed Technologies, Inc.(a)*	6,180	17,798
MIPS Technologies, Inc., Class A*	16,600	62,582
MKS Instruments, Inc.*	11,075	213,637
Monolithic Power Systems, Inc.*	7,600	178,220
MoSys, Inc.*	6,400	16,000
Nanometrics, Inc.*	4,500	29,565
Netlogic Microsystems, Inc.*	2,200	99,000
Novellus Systems, Inc.*	3,278	68,772
Omnivision Technologies, Inc.*	11,500	187,220
PDF Solutions, Inc.*	8,100	28,269
Pericom Semiconductor Corp.*	5,500	53,955
Photronics, Inc.*	5,000	23,700
Pixelworks, Inc.*	1,133	3,830
PLX Technology, Inc.*	6,900	23,253
PMC - Sierra, Inc.*	30,282	289,496
Power Integrations, Inc.(a)	6,500	216,645
QuickLogic Corp.*	10,100	17,170
Rambus, Inc.(a)*	17,400	302,760
Ramtron International Corp.*	10,700	27,071
RF Micro Devices, Inc.*	32,019	173,863
Rubicon Technology, Inc.(a)*	1,600	23,744
Rudolph Technologies, Inc.*	6,058	44,829
Semitool, Inc.*	6,600	55,770
Semtech Corp.*	13,910	236,609
Sigma Designs, Inc.(a)*	5,900	85,727
Silicon Image, Inc.*	16,700	40,581
Silicon Laboratories, Inc.*	8,350	387,106
Silicon Storage Technology, Inc.*	23,800	57,596
Skyworks Solutions, Inc.*	33,700	446,188
Standard Microsystems Corp.*	5,000	116,050
Supertex, Inc.(a)*	2,900	87,000
Techwell, Inc.*	4,800	52,704
Teradyne, Inc.(a)*	18,900	174,825
Tessera Technologies, Inc.*	11,500	320,735
Trident Microsystems, Inc.*	14,033	36,345
TriQuint Semiconductor, Inc.*	32,800	253,216
Ultra Clean Holdings*	5,100	26,316
Ultratech, Inc.*	5,300	70,119
Veeco Instruments, Inc.*	6,900	160,908
Virage Logic Corp.*	4,635	24,148
Volterra Semiconductor Corp.*	5,300	97,361
Zilog, Inc.*	3,100	8,029
Zoran Corp.*	14,761	170,047
		9,752,084
Software — 4.6%
Access Integrated Technologies, Inc., Class A(a)*	5,800	7,424

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
ACI Worldwide, Inc.*	7,900	$119,527
Actuate Corp.*	14,300	82,654
Adept Technology, Inc.(a)*	1,000	3,210
Advent Software, Inc.(a)*	6,100	245,525
American Software, Inc., Class A	5,100	33,303
ArcSight, Inc.(a)*	3,900	93,873
Ariba, Inc.*	18,950	219,820
Aspen Technology, Inc.*	22,500	229,500
Blackbaud, Inc.	12,954	300,533
Blackboard, Inc.(a)*	7,101	268,276
Bottomline Technologies, Inc.*	5,700	73,530
Bsquare Corp.(a)*	2,300	5,980
Cadence Design Systems, Inc.*	5,400	39,636
Callidus Software, Inc.*	6,600	19,866
Chordiant Software, Inc.*	11,317	44,023
Clarus Corp.*	1,900	8,360
Commvault Systems, Inc.*	5,900	122,425
Concur Technologies, Inc.(a)*	8,175	325,038
Deltek, Inc.*	7,708	59,275
DemandTec, Inc.(a)*	3,300	29,139
Digimarc Corp.(a)*	1,256	19,079
Double-Take Software, Inc.*	2,800	28,532
Dynamics Research Corp.*	2,200	28,644
Ebix, Inc.(a)*	718	39,748
Epicor Software Corp.(a)*	21,300	135,681
EPIQ Systems, Inc.(a)*	8,450	122,525
ePlus, Inc.(a)*	1,200	18,660
Fair Isaac Corp.(a)	10,900	234,241
FalconStor Software, Inc.*	11,650	57,900
Glu Mobile, Inc.*	3,800	4,446
GSE Systems, Inc.*	2,896	18,013
Guidance Software, Inc.(a)*	4,733	20,920
i2 Technologies, Inc.*	4,900	78,596
Informatica Corp.*	19,700	444,826
Interactive Intelligence, Inc.*	3,800	72,618
JDA Software Group, Inc.*	7,000	153,580
Kenexa Corp.*	5,100	68,748
Lawson Software, Inc.*	39,500	246,480
Magma Design Automation, Inc.(a)*	11,500	24,035
Manhattan Associates, Inc.*	5,462	110,332
Mentor Graphics Corp.*	20,800	193,648
MicroStrategy, Inc., Class A*	2,101	150,306
Monotype Imaging Holdings, Inc.*	3,700	31,117
MSC.Software Corp.*	10,200	85,782
Netscout Systems, Inc.*	8,185	110,579
NetSuite, Inc.*	6,630	101,439
Novell, Inc.*	37,787	170,419
NYFIX, Inc.(a)*	5,600	9,240
Opnet Technologies, Inc.	8,654	94,588
Parametric Technology Corp.*	22,494	310,867
Pegasystems, Inc.(a)	8,200	283,146
Pervasive Software, Inc.*	5,000	24,750
Phoenix Technologies Ltd.*	6,950	25,368
PLATO Learning, Inc.*	5,000	21,600
Progress Software Corp.*	9,300	210,645
PROS Holdings, Inc.*	2,440	20,545
QAD, Inc.(a)	12,200	55,510
Quest Software, Inc.*	24,400	411,140
Radiant Systems, Inc.*	7,100	76,254
Renaissance Learning, Inc.(a)	6,522	64,829
Rovi Corp.*	5,612	188,563
S1 Corp.*	16,600	102,588
Salary.com, Inc.*	1,400	4,452
Scientific Learning Corp.*	6,000	21,420
Simulations Plus, Inc.*	800	1,280
Smith Micro Software, Inc.*	6,500	80,340
Soapstone Networks, Inc.(a)	2,900	1,610
Sonic Solutions, Inc.(a)*	6,790	40,265
SonicWALL, Inc.*	12,100	101,640
Sourcefire, Inc.*	2,900	62,263
SourceForge, Inc.(a)*	13,500	17,010
SPSS, Inc.*	4,132	206,393
SRS Labs, Inc.(a)*	3,700	27,047
SuccessFactors, Inc.(a)*	6,800	95,676
Symyx Technologies*	7,400	48,988
Synchronoss Technologies, Inc.*	7,100	88,537
Take-Two Interactive Software, Inc.*	16,800	188,328
Taleo Corp., Class A*	2,870	64,977
TeleCommunication Systems, Inc., Class A*	9,200	76,912
THQ, Inc.*	11,550	79,002
TIBCO Software, Inc.*	41,462	393,474
TiVo, Inc.(a)*	25,827	267,568
Tyler Technologies, Inc.(a)*	8,205	140,223
Ulticom, Inc.	8,240	23,896
Ultimate Software Group, Inc.(a)*	5,500	157,960
Unica Corp.(a)*	3,950	30,099
Verint Systems, Inc.*	6,100	88,450
VirnetX Holding Corp.(a)*	3,600	10,584
Websense, Inc.*	10,800	181,440
		9,501,278
Specialty Retail — 3.8%
A.C. Moore Arts & Crafts, Inc.*	5,100	18,360
Aaron Rents, Inc.(a)	10,600	279,840
America's Car-Mart, Inc.(a)*	2,516	60,258
AnnTaylor Stores Corp.*	10,600	168,434
Asbury Automotive Group, Inc.*	7,200	91,296
Bakers Footwear Group, Inc.*	400	280
Barnes & Noble, Inc.(a)	12,300	273,306
Bebe Stores, Inc.	20,000	147,200
Big 5 Sporting Goods Corp.	2,900	43,790
Blockbuster, Inc., Class A(a)*	32,000	34,240
Books-A-Million, Inc.(a)	3,700	44,548
Borders Group, Inc.(a)*	7,400	23,014
Boyds Collection Ltd.(a),(b),(c)	10,600	—
Brown Shoe Co., Inc.	9,550	76,591
Build-A-Bear Workshop, Inc.*	3,900	18,993
Cabela's, Inc.(a)*	15,000	200,100
Cache, Inc.*	3,000	14,880
Casual Male Retail Group, Inc.*	5,800	19,952
Charming Shoppes, Inc.(a)*	23,000	112,930
Christopher & Banks Corp.	7,937	53,733
Citi Trends, Inc.(a)*	3,000	85,410
Coldwater Creek, Inc.(a)*	20,488	168,002
Collective Brands, Inc.(a)*	13,100	227,023
Conn's, Inc.(a)*	5,100	57,579
Cost Plus, Inc.*	4,685	9,511
Destination Maternity Corp.(a)*	1,400	25,382
Dress Barn, Inc.(a)*	13,600	243,848
DSW, Inc., Class A(a)*	2,298	36,699
Footstar, Inc.(b)*	1,300	975
Friedmans, Inc., Class A(b),(c)	1,600	—
Gander Mountain Co.(a)*	4,643	23,865
Genesco, Inc.*	4,900	117,943
Golfsmith International Holdings, Inc.(a)*	1,600	3,920
Group 1 Automotive, Inc.(a)	4,900	131,565
Gymboree Corp.*	6,500	314,470
Haverty Furniture Cos, Inc.(a)*	3,600	42,516
hhgregg, Inc.(a)*	4,534	76,806

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Hibbett Sports, Inc.(a)*	6,450	$117,584
Hot Topic, Inc.*	5,675	42,506
Jo-Ann Stores, Inc.*	5,100	136,833
Jos. A. Bank Clothiers, Inc.*	3,475	155,576
Kirkland's, Inc.*	4,300	61,275
Lithia Motors, Inc., Class A	1,831	28,545
Lumber Liquidators, Inc.*	3,000	65,070
MarineMax, Inc.*	4,100	32,021
Men's Wearhouse, Inc.(a)	5,700	140,790
Midas, Inc.*	3,000	28,200
Monro Muffler, Inc.	4,500	143,055
New York & Co., Inc.*	11,900	60,928
Office Depot, Inc.*	31,000	205,220
OfficeMax, Inc.*	9,100	114,478
Pacific Sunwear Of California*	14,775	76,091
Penske Auto Group, Inc.(a)	18,700	358,666
PEP Boys-Manny Moe & Jack	11,700	114,309
Pier 1 Imports, Inc.(a)*	34,700	134,289
Pomeroy IT Solutions, Inc.*	2,000	12,900
Rent-A-Center, Inc.*	7,973	150,530
Rex Stores Corp.(a)*	1,575	17,168
Sally Beauty Holdings, Inc.(a)*	23,600	167,796
Select Comfort Corp.*	4,900	23,275
Shoe Carnival, Inc.*	1,240	19,121
Sonic Automotive, Inc., Class A(a)	6,280	65,940
Stage Stores, Inc.	8,600	111,456
Stein Mart, Inc.(a)*	8,030	102,061
Systemax, Inc.(a)*	7,400	89,762
Talbots, Inc.(a)	6,600	60,918
Tandy Leather Factory, Inc.*	2,200	6,864
The Buckle, Inc.(a)	9,375	320,062
The Cato Corp., Class A	7,100	144,059
The Childrens Place Retail Stores, Inc.(a)*	6,000	179,760
The Finish Line, Class A	8,082	82,113
Tractor Supply Co.(a)*	7,050	341,361
Trans World Entertainment(a)*	5,400	4,914
Tween Brands, Inc.*	5,600	46,984
Ulta Salon Cosmetics & Fragrance, Inc.*	6,390	105,499
West Marine, Inc.*	2,705	21,261
Wet Seal, Inc.*	20,875	78,908
Williams-Sonoma, Inc.	9,500	192,185
Zale Corp.(a)*	7,200	51,480
Zumiez, Inc.(a)*	6,000	98,460
		7,757,532
Textiles, Apparel & Luxury Goods — 2.1%
American Apparel, Inc.(a)*	9,500	33,345
Carter's, Inc.*	14,200	379,140
Cherokee, Inc.	700	16,779
Columbia Sportswear Co.(a)	8,700	358,092
CROCS, Inc.*	11,200	74,480
Culp, Inc.*	2,400	13,368
Deckers Outdoor Corp.*	2,600	220,610
Delta Apparel, Inc.*	1,100	8,800
FGX International Holdings Ltd.(a)*	2,200	30,690
Fossil, Inc.*	9,300	264,585
Frederick's of Hollywood Group, Inc.*	1,100	2,079
G-III Apparel Group Ltd.*	3,500	49,525
Hanesbrands, Inc.(a)*	8,420	180,188
Heelys, Inc.	2,200	4,664
Iconix Brand Group, Inc.(a)*	13,100	163,357
Jones Apparel Group, Inc.	18,800	337,084
K-Swiss, Inc., Class A(a)	5,700	50,103
Kenneth Cole Productions, Inc., Class A	2,300	23,069
Lakeland Industries, Inc.*	440	3,635
Liz Claiborne, Inc.	10,500	51,765
Maidenform Brands, Inc.*	5,100	81,906
Movado Group, Inc.	4,000	58,120
Oxford Industries, Inc.(a)	3,600	70,920
Perry Ellis International, Inc.*	3,000	48,120
Phillips-Van Heusen Corp.	900	38,511
Quiksilver, Inc.*	28,800	79,200
R.G. Barry Corp.	1,900	14,782
Rocky Brands, Inc.(a)*	1,000	6,170
Skechers U.S.A., Inc., Class A*	6,800	116,552
Steven Madden Ltd.*	4,900	180,369
Tandy Brands Accessories, Inc.(a)*	1,300	4,433
The Timberland Co., Class A*	10,360	144,211
The Warnaco Group, Inc.*	10,500	460,530
True Religion Apparel, Inc.*	5,400	140,022
Under Armour, Inc., Class A(a)*	4,900	136,367
Unifi, Inc.*	13,600	43,520
Unifirst Corp.	3,000	133,350
Volcom, Inc.(a)*	4,900	80,752
Wolverine World Wide, Inc.	11,000	273,240
		4,376,433
Thrifts & Mortgage Finance — 1.6%
Abington Bancorp, Inc.	5,000	38,700
Anchor Bancorp Wisconsin, Inc.(a)	4,900	6,370
Astoria Financial Corp.(a)	11,400	125,856
Atlantic Coast Federal Corp.(a)	2,500	5,400
Bank Mutual Corp.	6,786	59,988
BankAtlantic Bancorp, Inc., Class A(a),(c),(d)	5,806	16,837
BankFinancial Corp.(a)	4,900	46,942
Beneficial Mutual Bancorp, Inc.*	9,075	82,855
Berkshire Hills Bancorp, Inc.	2,400	52,656
BofI Holding, Inc.*	700	5,894
Brookline Bancorp, Inc.(a)	14,148	137,519
CFS Bancorp, Inc.(a)	1,800	8,532
Charter Financial Corp.(a)	2,028	26,425
Citizens Community Bancorp, Inc.	400	1,900
Citizens First Bancorp, Inc.*	1,800	1,476
Citizens South Banking Corp.	1,200	7,320
Clifton Savings Bancorp, Inc.(a)	3,000	29,400
Corus Bankshares, Inc.(a)*	9,800	882
Danvers Bancorp, Inc.(a)	2,000	27,180
Dime Community Bancshares	10,050	114,871
ESSA Bancorp, Inc.	1,900	25,099
Federal Agricultural Mortgage Corp., Class C(a)	1,400	10,500
First Defiance Financial Corp.(a)	1,000	14,910
First Federal Bancshares of Arkansas, Inc.(a)	500	1,935
First Federal of Northern Michigan Bancorp, Inc.(a)*	300	615
First Financial Holdings, Inc.(a)	2,800	44,716
First Financial Northwest, Inc.(a)	2,100	12,222
First Financial Service Corp.(a)	440	5,927
First Pactrust Bancorp, Inc.	200	1,276
First Place Financial Corp.(a)	2,900	8,555
Flagstar Bancorp, Inc.(a)*	8,880	9,146
Flushing Financial Corp.	4,700	53,580
HF Financial Corp.(a)	110	1,208
Home Federal Bancorp, Inc.(a)	4,062	46,388
HopFed Bancorp, Inc.	400	4,100
K-Fed Bancorp(a)	2,875	25,933
Kearny Financial Corp.(a)	17,221	179,443
Legacy Bancorp, Inc.(a)	2,500	26,250

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Meridian Interstate Bancorp, Inc.*	2,800	$23,800
MGIC Investment Corp.(a)*	14,100	104,481
New England Bancshares, Inc.	1,000	6,500
New Hampshire Thrift Bancshares, Inc.	200	1,896
NewAlliance Bancshares, Inc.(a)	33,500	358,450
Northeast Community Bancorp, Inc.(a)	2,200	16,236
Northwest Bancorp, Inc.(a)	12,000	274,080
OceanFirst Financial Corp.(a)	2,752	31,923
Ocwen Financial Corp.*	18,400	208,288
Oritani Financial Corp.	5,273	71,924
Provident Financial Holdings, Inc.	1,000	8,080
Provident Financial Services, Inc.	14,515	149,359
Provident New York Bancorp(a)	10,000	95,500
Pulaski Financial Corp.	1,200	9,084
Radian Group, Inc.	9,000	95,220
Rainier Pacific Financial Group, Inc.	700	623
Riverview Bancorp, Inc.*	2,760	10,212
Rockville Financial, Inc.(a)	4,671	50,213
Roma Financial Corp.(a)	4,100	50,963
Rome Bancorp, Inc.	1,200	10,476
SI Financial Group, Inc.	2,300	10,350
The PMI Group, Inc.(a)	9,900	42,075
TierOne Corp.(a)*	3,600	11,988
Timberland Bancorp, Inc.	2,600	12,532
Tree.com, Inc.(a)*	500	3,775
Trustco Bank Corp.(a)	17,234	107,713
United Financial Bancorp, Inc.	3,955	45,799
United Western Bancorp, Inc.(a)	1,600	6,352
ViewPoint Financial Group(a)	3,276	45,995
Washington Federal, Inc.	9,675	163,120
Waterstone Financial, Inc.(a)*	6,900	34,914
Westfield Financial, Inc.	3,800	32,816
		3,362,913
Tobacco — 0.3%
Alliance One International, Inc.(a)*	20,000	89,600
STAR SCIENTIFIC, Inc.(a)*	38,750	36,037
Universal Corp.(a)	5,600	234,192
Vector Group Ltd.(a)	15,913	247,921
		607,750
Trading Companies & Distributors — 1.0%
Aceto Corp.	7,018	46,319
Aircastle Ltd.	11,100	107,337
Applied Industrial Technologies, Inc.(a)	8,925	188,853
Beacon Roofing Supply, Inc.(a)*	10,600	169,388
BlueLinx Holdings, Inc.(a)*	8,300	33,283
DXP Enterprises, Inc.(a)*	2,600	28,990
Empire Resources, Inc.(a)	2,300	2,921
GATX Corp.(a)	5,250	146,737
H&E Equipment Services, Inc.*	8,700	98,571
Houston Wire & Cable Co.(a)	3,600	39,780
Interline Brands, Inc.*	6,600	111,210
Kaman Corp., Class A	5,300	116,494
RSC Holdings, Inc.(a)*	11,669	84,834
Rush Enterprises, Inc., Class A*	6,000	77,520
TAL International Group, Inc.(a)	7,400	105,228
Textainer Group Holdings Ltd.(a)	5,300	84,853
Titan Machinery, Inc.(a)*	1,500	18,780
United Rentals, Inc.*	11,200	115,360
Watsco, Inc.	5,300	285,723
WESCO International, Inc.(a)*	8,100	233,280
Willis Lease Finance Corp.*	900	12,303
		2,107,764
Transportation Infrastructure — 0.0%
CAI International, Inc.*	1,600	11,792
Quixote Corp.(a)*	1,900	4,731
		16,523
Water Utilities — 0.3%
American States Water Co.	3,550	128,439
Artesian Resources Corp., Class A(a)	1,300	21,866
Cadiz, Inc.(a)*	2,500	29,250
California Water Service Group	4,300	167,442
Connecticut Water Service, Inc.	1,900	42,541
Middlesex Water Co.(a)	2,337	35,242
SJW Corp.(a)	4,400	100,540
Southwest Water Co.	5,908	29,067
York Water Co.(a)	1,271	17,616
		572,003
Wireless Telecommunication Services — 0.3%
iPCS, Inc.*	2,900	50,460
NTELOS Holdings Corp.	5,520	97,483
Shenandoah Telecommunications Co.(a)	2,800	50,260
Syniverse Holdings, Inc.*	15,400	269,500
USA Mobility, Inc.	3,000	38,640
Virgin Mobile USA, Inc. Class A*	5,700	28,500
		534,843

TOTAL COMMON STOCKS
(Identified Cost $235,177,628)		204,570,998

RIGHTS & WARRANTS — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	130	8

Pharmaceuticals — 0.0%
Dov Pharmaceutical, Inc., expires 12/31/09(c)*	4,730	—
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 12/31/10*	13,728	7,962
		7,962

TOTAL RIGHTS & WARRANTS
(Identified Cost $12,767)		7,970

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	125,462	125,462
		125,463
TOTAL SHORT-TERM INVESTMENTS(d)
(Identified Cost $125,463)		125,463

COLLATERAL FOR SECURITIES ON LOAN — 32.7%
State Street Navigator Prime Portfolio	66,913,536	66,913,536
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $66,913,536)		66,913,536

Total Investments(e) — 132.7%
(Identified Cost $302,229,394)#		271,617,967
Liabilities, Less Cash and Other Assets — (32.7%)		(66,867,719)

Net Assets — 100.0%		$204,750,248

See notes to schedule of investments.

 ____________________

†	See note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of September 2009, the market value of the securities on loan was $66,913,536.
(b)	Bankrupt security/delisted.
(c)	Securities were fair valued by management. At September 30, 2009 the total market value for such investments amounted to 16,837, which represents less than 0.01% of net assets.
(d)	Values determined based on Level 2 inputs established by FAS 157.
(e)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FAS 157.
#	At September 30, 2009 the aggregate cost of investment securities for income tax purposes was $302,229,394. Net unrealized depreciation aggregated $30,611,427 of which $35,265,426 related to appreciated investment securities and $65,876,853 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Small Company Fund

September 30, 2009
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	21.4%
Industrials	16.7%
Consumer Discretionary	16.2%
Health Care	14.8%
Financials	12.9%
Energy	5.5%
Materials	4.8%
Consumer Staples	4.1%
Utilities	2.5%
Telecommunication Services	1.1%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2009 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS † — 99.2%
Australia — 5.2%
Alumina Ltd.*	114,754	$185,262
Amcor Ltd.	70,762	342,096
Australia & New Zealand Banking Group Ltd.	306,353	6,591,753
Bank of Queensland Ltd.(a)	69,078	727,021
Bendigo and Adelaide Bank Ltd.(a)	74,357	616,619
BlueScope Steel Ltd.	144,384	373,210
Boral Ltd.(a)	123,730	664,751
Caltex Australia Ltd.*	54,126	578,252
Crown Ltd.(a)	93,768	738,709
CSR Ltd.	156,640	259,793
Downer EDI Ltd.	62,866	454,221
Fairfax Media Ltd.(a)	279,821	423,362
Goodman Fielder Ltd.(a)	253,885	374,042
Harvey Norman Holdings Ltd.(a)	92,288	350,091
Incitec Pivot Ltd.	85,979	214,657
Insurance Australia Group Ltd.	95,401	318,135
Lend Lease Corp. Ltd.	50,241	469,820
Macquarie Group Ltd.	19,994	1,036,979
National Australia Bank Ltd.	125,483	3,405,165
OneSteel Ltd.	108,199	289,223
OZ Minerals Ltd.*	83,878	84,357
Qantas Airways Ltd.	197,873	499,252
Sims Metal Management Ltd.	34,036	685,506
Suncorp-Metway Ltd.	64,436	504,787
Washington H Soul Pattinson & Co., Ltd.	11,161	135,189
Wesfarmers Ltd.	200,456	4,684,551
		25,006,803
Austria — 0.2%
Erste Group Bank AG(a)	6,290	281,104
Voestalpine AG	14,446	515,594
		796,698
Belgium — 0.5%
Delhaize Group	13,262	920,665
Solvay SA	4,167	432,637
UCB SA(a)	31,369	1,323,866
		2,677,168
Canada — 8.2%
Astral Media, Inc.	10,600	327,707
Bank of Montreal(a)	44,302	2,241,479
BCE, Inc.	61,530	1,516,627
Canadian Pacific Railway Ltd.(a)	39,365	1,842,046
Canadian Tire Corp., Ltd.	18,300	987,258
CGI Group, Inc.*	91,100	1,067,010
Empire Co., Ltd., Class A	7,800	318,440
EnCana Corp.(a)	15,582	902,334
Ensign Energy Services, Inc.(a)	16,271	246,804
Fairfax Financial Holdings Ltd.(a)	2,700	1,003,008
George Weston Ltd.	7,700	400,876
Gerdau Ameristeel Corp.	22,700	181,066
Goldcorp, Inc.	64,900	2,605,335
Groupe Aeroplan, Inc.(a)	22,400	207,127
Industrial Alliance Insurance & Financial Services, Inc.	20,285	555,320
Intact Financial Corp.	5,100	161,386
Loblaw Companies Ltd.(a)	14,200	419,110
Magna International, Inc., Class A	25,112	1,070,248
Manitoba Telecom Services, Inc.	2,300	71,579
Manulife Financial Corp.(a)	117,325	2,465,617
Onex Corp.	16,900	414,193
Sino-Forest Corp.*	13,500	213,221
Sun Life Financial, Inc.(a)	137,520	4,309,341
Suncor Energy, Inc.	17,144	598,875
Talisman Energy, Inc.	260,300	4,529,388
Teck Resources Ltd.*	100,020	2,755,887
TELUS Corp.	3,000	96,782
The Toronto-Dominion Bank(a)	15,090	976,026
Thomson Reuters Corp.	34,362	1,153,532
Thomson Reuters Corp.(a)	72,172	2,420,002
TransCanada Corp.(a)	38,931	1,213,401
Viterra, Inc.(a)*	48,000	478,812
Yamana Gold, Inc.	166,200	1,788,282
		39,538,119
Denmark — 1.0%
A P Moller - Maersk A/S	222	1,527,408
Carlsberg A/S	19,315	1,399,156
Danisco A/S	3,805	230,938
Danske Bank*	55,003	1,440,747
Jyske Bank A/S*	7,940	330,895
		4,929,144
Finland — 0.8%
Kesko Oyj(a)	12,415	416,035
Neste Oil Oyj(a)	10,007	184,804
Rautaruukki Oyj	8,300	199,191
Stora Enso Oyj, R Shares*	166,360	1,158,788
UPM-Kymmene Oyj	153,593	1,843,033
		3,801,851
France — 8.5%
Air France-KLM(a)*	47,558	864,357
AXA SA	259,150	7,015,697
BNP Paribas SA(a)	81,063	6,476,841
Cap Gemini SA	11,658	610,653
Casino Guichard Perrachon SA	8,468	671,627
Cie de Saint-Gobain	42,298	2,194,239
Ciments Francais SA	2,017	226,533
CNP Assurances	5,341	544,210
Compagnie Generele des Etablissements Michelin, Class B	19,295	1,513,695
Credit Agricole SA	117,270	2,450,547
Credit Industriel et Commercial	518	84,519
Lafarge SA(a)	36,817	3,294,525
Lagardere SCA	41,545	1,935,100
Peugeot SA*	27,792	847,347
PPR(a)	13,872	1,778,040
Renault SA(a)*	27,420	1,278,584
Safran SA(a)	13,857	259,655
Schneider Electric SA	9,072	919,461
SCOR	14,662	400,791
Societe Generale	28,964	2,331,144
Vivendi	171,450	5,305,094
		41,002,659
Germany — 8.7%
Allianz SE	58,451	7,302,055
Bayerische Motoren Werke AG	78,496	3,784,869
Commerzbank AG(a)*	27,100	343,626
Daimler AG(a)	38,183	1,920,987
Daimler AG(a)	178,369	8,980,259
Deutsche Bank AG	22,619	1,735,903
Deutsche Lufthansa AG	50,963	903,123
Deutsche Telekom AG	475,474	6,491,668
Fraport AG Frankfurt Airport Services Worldwide(a)	1,219	64,842
Hannover Rueckversicherung AG*	13,447	616,501
HeidelbergCement AG(a)	1,815	117,500
Muenchener Rueckversicherungs AG	48,420	7,725,359
Salzgitter AG	3,208	307,485

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS † (Continued)
Germany (Continued)
ThyssenKrupp AG(a)	45,036	$1,550,707
		41,844,884
Greece — 0.1%
Alpha Bank AE*	4,356	80,317
Hellenic Petroleum SA	26,868	305,102
Marfin Investment Group SA*	33,656	144,796
		530,215
Hong Kong — 3.8%
Cathay Pacific Airways Ltd.(a)*	177,374	281,050
Cheung Kong Holdings Ltd.	281,000	3,567,770
Great Eagle Holdings Ltd.	23,552	58,591
Hang Lung Group Ltd.	104,000	519,326
Henderson Land Development Co., Ltd.	159,000	1,021,697
Hopewell Holdings Ltd.	107,000	336,185
Hutchison Whampoa Ltd.	656,000	4,727,402
New World Development Co., Ltd.	515,158	1,096,781
Sino Land Co.	322,856	578,221
Sun Hung Kai Properties Ltd.	242,000	3,572,209
The Hongkong & Shanghai Hotels Ltd.	68,495	88,733
Tsim Sha Tsui Properties	58,492	222,645
Wharf Holdings Ltd.	274,250	1,456,170
Wheelock & Co., Ltd.	233,000	763,634
		18,290,414
Ireland — 0.1%
CRH PLC, ADR(a)	24,615	682,820

Italy — 3.3%
Banca Monte dei Paschi di Siena SpA(a)	351,512	752,030
Banca Popolare di Milano Scarl	65,273	496,689
Banco Popolare Scarl*	18,470	177,169
Fiat SpA*	74,800	962,140
Intesa Sanpaolo SpA*	1,020,217	4,512,392
Italcementi SpA(a)	10,703	164,767
Telecom Italia SpA(a)	1,485,160	2,605,796
UniCredit SpA(a)*	1,251,797	4,890,948
Unione di Banche Italiane SCPA	95,402	1,464,471
		16,026,402
Japan — 13.3%
Aeon Co., Ltd.(a)	112,000	1,071,776
Aisin Seiki Co., Ltd.	43,500	1,061,271
Ajinomoto Co., Inc.	68,000	681,023
Amada Co., Ltd.(a)	51,000	343,163
Aoyama Trading Co., Ltd.	7,800	133,903
Aozora Bank Ltd.*	147,000	212,889
Asatsu-DK, Inc.(a)	1,100	23,222
Bank of Kyoto Ltd.(a)	35,000	321,673
Bank of Nagoya Ltd.	22,000	95,093
Canon Marketing Japan, Inc.	8,000	141,614
Chiba Bank Ltd.	43,000	266,340
Chudenko Corp.(a)	5,700	94,106
Chugoku Bank Ltd.(a)	16,000	202,663
Citizen Holdings Co., Ltd.	70,300	395,494
Coca-Cola West Co. Ltd.(a)	2,400	46,976
COMSYS Holdings Corp.(a)	9,000	98,658
Cosmo Oil Co., Ltd.(a)	72,000	200,524
Credit Saison Co., Ltd.(a)	8,600	101,171
Dai Nippon Printing Co., Ltd.	119,000	1,638,545
Daicel Chemical Industries Ltd.	45,000	271,709
Daido Steel Co., Ltd.(a)	68,000	246,956
Daishi Bank Ltd.	40,000	161,756
Daiwa House Industry Co., Ltd.(a)	35,000	366,513
Fuji Heavy Industries Ltd.(a)*	218,000	847,569
FUJIFILM Holdings Corp.(a)	113,700	3,407,263
Fujikura Ltd.(a)	65,000	318,610
Fukuoka Financial Group, Inc.(a)	153,000	635,760
Glory Ltd.(a)	7,800	191,600
Gunma Bank Ltd.	36,000	198,117
H2O Retailing Corp.(a)	18,000	113,095
Hachijuni Bank Ltd.	68,000	378,767
Hakuhodo DY Holdings, Inc.(a)	2,090	113,854
Higo Bank Ltd.	29,000	171,225
Hitachi High-Technologies Corp.(a)	2,800	58,548
Hitachi Ltd.*	722,000	2,219,930
Hitachi Transport System Ltd.(a)	1,800	25,025
Hokkoku Bank Ltd.(a)	38,000	158,748
House Foods Corp.(a)	8,700	145,670
Hyakugo Bank Ltd.	31,000	159,550
Hyakujushi Bank Ltd.(a)	35,000	158,302
Idemitsu Kosan Co., Ltd.(a)	7,700	635,626
Isetan Mitsukoshi Holdings Ltd.(a)	50,400	578,871
J Front Retailing Co., Ltd.(a)	112,000	675,007
JS Group Corp.	70,700	1,240,489
JTEKT Corp.	13,800	160,807
Juroku Bank Ltd.(a)	33,000	112,861
Kagoshima Bank Ltd.	22,000	174,990
Kamigumi Co., Ltd.	22,000	179,647
Kandenko Co., Ltd.(a)	9,000	62,263
Kaneka Corp.	55,000	395,199
Kawasaki Kisen Kaisha Ltd.(a)*	55,000	204,033
Keiyo Bank(a)	24,000	122,720
Kinden Corp.	34,000	284,454
Kyocera Corp.(a)	21,700	2,013,714
Marui Group Co., Ltd.(a)	55,700	398,987
Mazda Motor Corp.(a)*	78,000	174,656
Mediceo Paltac Holdings Co., Ltd.(a)	14,700	206,830
Mitsubishi Chemical Holdings Corp.(a)	375,000	1,558,235
Mitsubishi Gas Chemical Co., Inc.(a)	26,000	141,347
Mitsubishi Heavy Industries Ltd.(a)	302,000	1,143,876
Mitsubishi Materials Corp.*	120,000	331,532
Mitsubishi Tanabe Pharma Corp.(a)	29,000	386,710
Mitsui Chemicals, Inc.(a)	200,000	712,973
Musashino Bank Ltd.(a)	3,900	117,958
Nagase & Co., Ltd.	24,000	296,775
NEC Corp.(a)*	343,000	1,077,547
Nippon Express Co., Ltd.	106,000	431,014
Nippon Meat Packers, Inc.(a)	8,067	103,708
Nippon Mining Holdings, Inc.	163,000	802,607
Nippon Oil Corp.	257,000	1,442,968
Nippon Paper Group, Inc.(a)	14,200	409,714
Nippon Sheet Glass Co., Ltd.(a)	210,000	701,833
Nippon Shokubai Co., Ltd.(a)	25,000	221,411
Nippon Television Network Corp.	1,030	148,020
Nissan Motor Co., Ltd.*	80,200	542,320
Nissay Dowa General Insurance Co., Ltd.	24,000	122,720
Nisshin Steel Co., Ltd.(a)	175,000	311,926
Nisshinbo Holdings, Inc.(a)	23,000	244,694
NOK Corp.	16,200	241,471
NTN Corp.(a)	81,000	335,676
Obayashi Corp.(a)	39,000	170,746
OJI Paper Co., Ltd.(a)	46,000	207,542
Onward Holdings Co., Ltd.(a)	28,000	208,366
Rengo Co., Ltd.	2,000	12,254
Ricoh Co., Ltd.(a)	127,000	1,850,565
Rohm Co., Ltd.	12,700	888,498
San-In Godo Bank Ltd.	22,000	187,490
Sapporo Hokuyo Holdings, Inc.	32,000	113,719
SBI Holdings, Inc.(a)	1,181	233,661

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS † (Continued)
Japan (Continued)
Seiko Epson Corp.(a)	28,000	$419,852
Seino Holdings Corp.	23,000	199,087
Sekisui Chemical Co., Ltd.	58,000	337,281
Sekisui House Ltd.	158,000	1,425,723
Sharp Corp.(a)	143,000	1,589,862
Shiga Bank Ltd.(a)	30,000	188,158
Shimachu Co., Ltd.	6,600	173,152
Shimizu Corp.(a)	7,000	27,527
Shinsei Bank Ltd.(a)*	193,000	296,708
Sohgo Security Services Co., Ltd.(a)	7,900	93,728
Sojitz Corp.(a)	66,100	125,919
Sony Corp., ADR(a)	212,565	6,206,898
Sumitomo Bakelite Co., Ltd.(a)	55,000	291,650
Sumitomo Corp.(a)	175,200	1,805,381
Sumitomo Electric Industries Ltd.	144,800	1,893,780
Sumitomo Forestry Co., Ltd.(a)	28,200	237,186
Suzuken Co., Ltd.(a)	8,400	290,091
Taiheiyo Cement Corp.(a)*	117,000	156,408
Taisei Corp.(a)	181,000	358,915
Takashimaya Co., Ltd.(a)	45,000	359,940
Teijin Ltd.(a)	275,000	857,795
The 77 Bank Ltd.(a)	42,000	239,559
The Bank of Iwate Ltd.	2,000	108,060
The Nishi-Nippon City Bank Ltd.	89,000	225,065
The Yamanashi Chuo Bank Ltd.	20,000	96,697
Toda Corp.(a)	30,000	105,943
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	197,293
Toppan Printing Co., Ltd.(a)	175,000	1,657,105
Tosoh Corp.(a)	86,000	217,479
Toyo Seikan Kaisha Ltd.(a)	58,000	1,115,869
Toyota Auto Body Co., Ltd.(a)	7,000	136,467
Toyota Tsusho Corp.(a)	12,300	185,531
TV Asahi Corp.	47	79,586
UNY Co., Ltd.	39,000	291,962
Yamaguchi Financial Group, Inc.(a)	51,000	528,948
Yamaha Corp.(a)	32,700	386,870
Yamaha Motor Co., Ltd.(a)	25,100	309,538
		64,016,714
Netherlands — 4.7%
Aegon NV*	280,066	2,377,449
ArcelorMittal(a)	85,145	3,183,449
European Aeronautic Defence and Space Co.(a)	102,142	2,293,608
ING Groep NV*	255,209	4,556,210
Koninklijke DSM NV	39,655	1,656,731
Koninklijke Philips Electronics NV	243,929	5,939,702
Randstad Holding NV(a)*	13,180	569,254
STMicroelectronics NV	240,145	2,262,767
		22,839,170
New Zealand — 0.0%
Fletcher Building Ltd.	18,200	109,753

Norway — 1.0%
DnB NOR ASA*	119,757	1,387,051
Norsk Hydro ASA(a)*	205,400	1,366,939
Orkla ASA(a)	161,370	1,521,199
Storebrand ASA*	71,400	435,735
		4,710,924
Portugal — 0.2%
Banco Comercial Portugues SA	57,000	84,328
Banco Espirito Santo SA	139,969	993,394
		1,077,722
Singapore — 1.1%
CapitaLand Ltd.	300,000	792,248
Fraser & Neave Ltd.(a)	331,500	934,267
Neptune Orient Lines Ltd.(a)	169,749	214,498
Singapore Airlines Ltd.	237,340	2,321,759
Singapore Airport Terminal Services Ltd.	173,258	277,970
United Industrial Corp., Ltd.	267,000	348,759
UOL Group Ltd.	138,000	337,004
		5,226,505
Spain — 7.2%
Acciona SA(a)	8,496	1,156,233
Acerinox SA(a)	34,212	735,442
Banco de Sabadell SA(a)	121,356	897,698
Banco Espanol de Credito SA	17,691	241,277
Banco Popular Espanol SA(a)	130,409	1,307,212
Banco Santander SA	1,259,886	20,280,182
Criteria Caixacorp SA	179,852	923,784
Fomento de Construcciones y Contratas SA(a)	4,403	206,180
Gas Natural SDG SA	27,239	601,888
Mapfre SA	42,556	190,372
Repsol YPF SA	299,345	8,143,279
		34,683,547
Sweden — 3.3%
Holmen AB- B Shares(a)	18,717	515,490
Nordea Bank AB(a)	623,022	6,273,698
Skandinaviska Enskilda Banken AB, Series A(a)*	86,911	585,944
SSAB Svenskt Stal AB, Series A(a)	42,025	651,050
SSAB Svenskt Stal AB, Series B(a)	11,357	160,466
Svenska Cellulosa AB, Series B	131,362	1,780,675
Svenska Handelsbanken AB, Series A	82,769	2,113,347
Tele2 AB, Class B(a)	71,003	942,110
TeliaSonera AB	224,098	1,472,267
Volvo AB, Series A(a)	33,800	303,026
Volvo AB, Series B(a)	117,501	1,087,137
		15,885,210
Switzerland — 7.6%
Adecco SA	36,228	1,926,240
Baloise Holding AG	14,302	1,366,301
Banque Cantonale Vaudoise	1,400	576,860
Credit Suisse Group AG	236,694	13,133,171
Givaudan SA	1,372	1,028,702
Helvetia Holding AG	1,240	416,405
Holcim Ltd.(a)*	59,158	4,058,799
Swiss Life Holding AG*	4,315	510,488
Swiss Reinsurance	55,325	2,497,446
UBS AG*	137,205	2,511,608
UBS AG*	36,300	664,653
Valiant Holding	2,700	529,683
Zurich Financial Services AG	32,199	7,659,031
		36,879,387
United Kingdom — 20.4%
Amlin PLC	54,900	336,477
Anglo American PLC*	14,654	466,747
Associated British Foods PLC	109,759	1,485,735
Aviva PLC	537,047	3,845,963
BAE Systems PLC	45,104	251,714
Barclays PLC*	414,897	2,453,352
Barclays PLC, ADR(a)*	34,600	817,944
BP PLC, ADR(a)	5,800	308,734
British Airways PLC(a)*	173,882	612,747
Cable & Wireless PLC	316,512	725,872

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS † (Continued)
United Kingdom (Continued)
Carnival PLC(a)	36,295	$1,251,815
Carnival PLC, ADR	39,675	1,351,830
easyJet PLC*	57,000	345,431
Friends Provident Group PLC	291,772	387,958
HSBC Holdings PLC	862,471	9,869,051
HSBC Holdings PLC, ADR(a)	173,104	9,927,514
International Power PLC	377,241	1,742,347
Investec PLC	71,848	525,894
J Sainsbury PLC	382,022	1,984,219
Kazakhmys PLC	42,677	732,514
Kingfisher PLC	845,608	2,877,151
Legal & General Group PLC	1,151,210	1,615,351
London Stock Exchange Group PLC(a)	27,908	381,786
Old Mutual PLC	766,676	1,225,264
Pearson PLC	148,985	1,835,755
Pearson PLC, ADR(a)	75,300	935,979
Rexam PLC	223,682	933,017
Royal & Sun Alliance Insurance Group PLC	708,526	1,515,060
Royal Dutch Shell PLC	154,388	4,283,326
Royal Dutch Shell PLC, ADR	239,289	13,345,148
SABMiller PLC	37,870	913,277
Schroders PLC	18,000	261,202
Schroders PLC	29,172	509,570
Standard Life PLC	143,877	503,563
Thomas Cook Group PLC(a)	180,418	669,803
Tomkins PLC, ADR(a)	46,700	559,933
Vodafone Group PLC(a)	57,300	1,289,250
Vodafone Group PLC, ADR	7,705,739	17,265,541
Whitbread PLC	44,534	865,452
WM Morrison Supermarkets PLC	563,950	2,499,242
Wolseley PLC*	5,112	123,118
WPP PLC	201,712	1,731,107
Xstrata PLC*	196,724	2,900,291
		98,463,044
TOTAL COMMON STOCKS
(Identified Cost $419,848,101)		479,019,153

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Porsche Automobil Holding SE	13,501	1,061,921
TOTAL PREFERRED STOCKS
(Identified Cost $902,084)		1,061,921

RIGHTS & WARRANTS — 0.0%
Italy — 0.0%
Unione di Banche Italiane SCPA, expires 6/3/11*	95,402	11,364
France — 0.0%
Bnp Paribas Ltd. Expires 10/13/09(a)*	81,063	175,563
Germany — 0.0%
HeidelbergCement AG Expires 10/7/09(a)*	1,815	9,694
TOTAL RIGHTS & WARRANTS
(Identified Cost $11,779)		196,621

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Money Market Fund	1,805,094	1,805,094
SSgA Government Money Market Fund	1	1
		1,805,095
TOTAL SHORT-TERM INVESTMENTS(b)
(Identified Cost $1,805,095)		1,805,095

COLLATERAL FOR SECURITIES ON LOAN — 22.5%
Short Term — 22.5%
State Street Navigator Prime Portfolio	108,389,039	108,389,039
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $108,389,039)		108,389,039

Total Investments(c) — 122.3%
(Identified Cost $530,956,098)#		590,471,829
Liabilities, Less Cash and Other Assets — (22.3%)		(107,564,077)

Net Assets — 100.0%		$482,907,752
____________________

†	See note 1.
*	Non-income producing security
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of the securities on loan was $103,596,732.
(b)	Values determined based on Level 2 inputs established by FAS 157.
(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FAS 157.
#	At September 30, 2009 the aggregate cost of investment securities for income tax purposes was $530,956,098. Net unrealized appreciation aggregated $59,515,731 of which $95,880,474 related to appreciated investment securities and $36,364,743 related to depreciated investment securities.

Key to abbreviations:
ADR – American Depository Receipt

See notes to schedule of investments.

SA International Value Fund

Ten Largest Industry Holdings September 30, 2009
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	21.7%
Insurance	12.0%
Oil, Gas & Consumable Fuels	7.8%
Metals & Mining	4.7%
Capital Markets	4.3%
Automobiles	4.3%
Wireless Telecommunication Services	3.8%
Media	3.4%
Real Estate Management & Development	3.2%
Industrial Conglomerates	2.9%

SA International Value Fund

September 30, 2009
Country Weightings (% of portfolio market value)

Country	Percentage
United Kingdom	20.5%
Japan	13.3%
Germany	8.9%
France	8.6%
Canada	8.2%
Switzerland	7.7%
Spain	7.2%
Australia	5.2%
Netherlands	4.8%
Hong Kong	3.8%
Other	11.8%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2009 (UNAUDITED)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company Portfolio	13,081,533	$186,411,845

TOTAL MUTUAL FUNDS
(Identified Cost $137,035,841)		186,411,845

Total Investments(a) — 100.1%
(Identified Cost $137,035,841)#		186,411,845
Liabilities, Less Cash and Other Assets — (0.1%)		(213,093)

Net Assets — 100.0%		$186,198,752
____________________

†	See note 1.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FAS 157.
#	At September 30, 2009 the aggregate cost of investment securities for income tax purposes was $137,035,841. Net unrealized appreciation aggregated $49,376,004, which related solely to appreciated investment securities.

See notes to schedule of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2009 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 97.1%
Brazil — 7.3%
BM&FBOVESPA SA	129,600	$955,394
Braskem SA, ADR*	10,100	127,159
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	3,500	197,050
Cosan SA Industria e Comercio*	15,500	171,133
Empresa Brasileira de Aeronautica SA, ADR*	10,900	250,046
Gerdau SA	21,600	226,169
Gerdau SA, ADR	69,780	937,843
JBS SA	23,600	122,822
Marfrig Alimentos SA*	9,200	87,503
Porto Seguro SA	4,400	44,705
Ultrapar Participacoes SA, ADR	10,300	413,751
Usinas Siderurgicas de Minas Gerais SA	12,700	324,812
Votorantim Celulose e Papel SA*	8,099	132,905
		3,991,292
Chile — 3.3%
Banco de Credito e Inversiones	2,555	74,338
Cementos BIO BIO SA(a)(b)*	17,765	36,354
Cencosud SA	27,334	75,023
Cia General de Electricidad	18,040	112,063
Cia Sudamericana de Vapores SA*	48,223	38,245
CorpBanca SA, ADR	1,900	61,598
Cristalerias de Chile SA	4,091	47,626
Empresas CMPC SA	9,465	334,008
Empresas COPEC SA	28,567	367,383
Enersis SA, ADR	29,100	536,895
Industrias Forestales SA	163,876	38,156
Madeco SA	400,000	26,339
Masisa SA	435,832	64,612
		1,812,640
China — 10.8%
Agile Property Holdings Ltd.	73,859	86,915
Angang Steel Co., Ltd., H Shares	78,000	146,538
Bank of China Ltd., H Shares	1,861,000	979,720
Beijing Capital International Airport Co., Ltd., H Shares*	78,000	48,511
Beijing Enterprises Holdings Ltd.	36,500	192,389
Chaoda Modern Agriculture Holdings Ltd.	146,354	88,945
China Agri-Industries Holdings Ltd.	109,000	101,967
China Communication Services Corp. Ltd., H Shares	86,000	46,828
China Construction Bank Corp., H Shares	133,000	106,399
China Everbright Ltd.	54,000	122,353
China Foods Ltd.	138,000	95,620
China Merchants Holdings International Co., Ltd.	69,248	230,527
China Resources Enterprise	92,000	267,689
China Shipping Container Lines Co., Ltd., H Shares*	130,200	47,376
China Travel International Inv. HK	162,000	32,191
China Unicom Hong Kong Ltd.	42,000	59,287
China Unicom Hong Kong Ltd., ADR	13,680	194,803
Citic Pacific Ltd.	150,000	393,868
CNPC Hong Kong Ltd.	120,000	95,225
COSCO Pacific Ltd.	76,000	109,047
Country Garden Holdings Co.	226,000	81,651
Dalian Port PDA Co., Ltd., H Shares	128,000	52,686
Denway Motors Ltd.	390,000	174,618
Dongfeng Motor Group Co., Ltd., H Shares	202,000	213,728
Fosun International	163,500	114,977
Franshion Properties China Ltd.	168,000	47,690
Great Wall Motor Co., Ltd., H Shares	21,000	18,913
Guangshen Railway Co., Ltd., ADR	3,500	70,175
Harbin Power Equipment Co., Ltd.	34,000	31,938
HKC Holdings Ltd.	240,985	18,968
Hopson Development Holdings Ltd.	36,000	62,616
Hunan Non-Ferrous Metal Corp., Ltd., H Shares*	96,000	27,128
Industrial & Commercial Bank of China	151,000	113,590
Lenovo Group Ltd.	302,000	134,048
Maanshan Iron & Steel, H Shares*	128,000	76,965
Minmetals Resources Ltd.*	60,000	14,864
Neo-China Land Group Holdings Ltd.(c)*	42,500	27,913
PICC Property & Casualty Co., Ltd., H Shares*	146,000	100,975
Semiconductor Manufacturing International Corp.*	994,000	46,814
Semiconductor Manufacturing International Corp., ADR*	7,700	18,634
Shanghai Industrial Holdings Ltd.	55,000	248,740
Shenzhen International Holdings	297,500	20,345
Shenzhen Investment Ltd.	122,000	47,226
Shimao Property Holdings Ltd.	113,500	192,436
Sino-Ocean Land Holdings Ltd.	175,434	158,682
Sinopec Shanghai Petrochemical Co., Ltd., ADR*	1,300	54,015
Sinopec Yizheng Chemical Fibre Co., Ltd., H Shares*	98,000	23,141
Sinotrans Ltd., H Shares	106,000	24,893
Sinotruk Hong Kong Ltd.	60,000	69,290
Soho China Ltd.	103,500	55,422
TPV Technology Ltd.	118,000	73,083
Travelsky Technology Ltd., H Shares	42,000	32,191
Weiqiao Textile Co., H Shares	60,000	37,006
		5,931,559
Czech Republic — 0.5%
Telefonica O2 Czech Republic AS	5,541	137,161
Unipetrol*	17,412	142,326
		279,487
Hungary — 3.7%
Egis Gyogyszergyar Nyrt	2,283	243,104
Fotex Holding SE Co., Ltd.*	10,261	24,529
MOL Hungarian Oil and Gas Nyrt*	7,301	609,660
OTP Bank Nyrt*	30,058	857,662
Raba Automotive Holding PLC*	4,692	19,322
Richter Gedeon Nyrt	1,302	269,505
		2,023,782
India — 13.0%
Aditya Birla Nuvo Ltd.	2,706	53,586
Ambuja Cements Ltd.	67,211	139,228
Amtek Auto Ltd.	7,584	34,850
Apollo Hospitals Enterprise Ltd.	4,934	56,130
Ashok Leyland Ltd.	33,000	29,052
Axis Bank Ltd.	10,600	217,079
Bajaj Finserv Ltd.	1,407	8,144
Bajaj Holdings and Investment Ltd.	1,407	14,966
Bharat Forge Ltd.	6,809	39,187
Bhushan Steel Ltd.	1,498	43,727
Biocon Ltd.	7,086	38,196
Cairn India Ltd.*	37,422	203,699
DLF Ltd.	6,599	60,084
Dr Reddys Laboratories Ltd., ADR	13,900	271,050
Federal Bank Ltd.	9,627	50,401
Great Eastern Shipping Co., Ltd./The	5,045	28,867
HCL Infosystems Ltd.	7,658	23,911

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
HCL Technologies Ltd.	7,597	$53,821
Hindalco Industries Ltd.	39,807	106,789
ICICI Bank Ltd., ADR	38,310	1,477,234
IDBI Bank Ltd.	16,131	42,738
India Cements Ltd.	9,576	26,764
Indiabulls Real Estate Ltd.*	18,029	101,866
Indian Hotels Co., Ltd.	17,371	27,950
Infrastructure Development Finance Co., Ltd.	78,834	239,345
IVRCL Infrastructures & Projects Ltd.	2,900	23,689
Jammu & Kashmir Bank Ltd.	2,469	29,892
Jet Airways India Ltd.*	2,652	18,160
Jindal Saw Ltd.	2,323	36,428
JSW Steel Ltd.	10,487	181,509
Karnataka Bank Ltd.	7,763	22,480
LIC Housing Finance	4,074	65,393
Mahindra & Mahindra Ltd.	19,794	363,415
Maruti Suzuki India Ltd.	5,060	178,964
MAX India Ltd.*	13,200	50,654
Nirma Ltd.	5,800	22,842
Oracle Financial Sevices Software Ltd.*	4,485	171,601
Oriental Bank Of Commerce	7,526	37,313
Patni Computer Systems Ltd., ADR	3,300	61,050
Petronet LNG Ltd.	25,514	41,900
Reliance Communications Ltd.	48,036	308,906
Reliance Industries Ltd., GDR, 144A*	7,815	719,762
State Bank of India Ltd.	1,500	68,442
Sterlite Industries India Ltd., ADR	23,222	370,855
Syndicate Bank	19,381	37,630
Tata Chemicals Ltd.	6,115	35,765
Tata Communications Ltd., ADR	3,800	78,356
Tata Motors Ltd.	21,700	281,232
Tata Steel Ltd., ADR	23,636	250,314
Tata Tea Ltd.	2,924	54,523
Union Bank Of India	6,100	30,389
United Phosphorus Ltd.	11,000	37,924
Wockhardt Ltd.*	5,285	21,330
Zee Entertainment Enterprises Ltd.	18,414	91,391
Zydus Wellness Ltd.	1,691	6,515
		7,087,288
Indonesia — 3.0%
PT Astra International Tbk	264,000	910,957
PT Bank Danamon Indonesia Tbk	215,970	110,611
PT Bank Pan Indonesia Tbk*	1,542,000	137,208
PT Global Mediacom Tbk*	290,000	9,302
PT Gudang Garam Tbk	102,500	158,019
PT Indofood Sukses Makmur Tbk	673,000	210,639
PT Medco Energi Internasional Tbk	374,000	112,219
		1,648,955
Israel — 2.8%
Azorim-Investment Development & Construction Co., Ltd.*	3,735	21,667
Bank Hapoalim BM*	115,637	411,399
Bank Leumi Le-Israel BM*	117,246	449,809
Clal Insurance*	1,809	38,241
Discount Investment Corp.	2,953	66,642
Elron Electronic Industries*	3,431	17,371
Koor Industries Ltd.	1,601	47,182
Makhteshim-Agan Industries Ltd.	32,599	147,135
Migdal Insurance & Financial Holding Ltd.*	36,000	57,634
Mizrahi Tefahot Bank Ltd.*	20,636	175,706
Paz Oil Co., Ltd.	505	74,413
Retalix Ltd.*	2,522	25,712
		1,532,911
Korea — 12.2%
Busan Bank	6,320	70,267
Cheil Industries, Inc.	1,340	58,115
CJ Corp.	452	21,329
Daegu Bank	5,580	80,036
Daelim Industrial Co., Ltd.	919	56,392
Daewoo Motor Sales*	1,667	16,412
Daishin Securities Co., Ltd.	1,020	14,024
Dongkuk Steel Mill Co., Ltd.	1,440	33,365
GS Holdings Corp.	2,000	55,421
Hana Financial Group, Inc.	7,570	260,846
Hanjin Shipping Co., Ltd.	2,860	49,882
Hankook Tire Co., Ltd.	4,150	82,595
Hanwha Chem Corp.	2,098	22,792
Honam Petrochemical Corp.	640	48,180
Hyundai Department Store Co., Ltd.	765	71,419
Hyundai Mipo Dockyard	514	54,312
Hyundai Motor Co.	9,781	925,594
Hyundai Securities Co.	8,977	124,950
Hyundai Steel Co.	3,290	212,771
KB Financial Group, Inc., ADR*	17,785	915,394
KCC Corp.	487	146,317
Kia Motors Corp.*	18,830	297,253
Korea Exchange Bank	11,320	133,063
Korea Investment Holdings Co., Ltd.	1,510	44,855
Korea Zinc Co., Ltd.	401	59,729
Korean Air Lines Co., Ltd.*	3,224	131,341
LG Corp.	540	36,206
LG Dacom Corp.	2,090	35,476
Lotte Chilsung Beverage Co., Ltd.	40	27,329
Lotte Confectionery Co., Ltd.	20	21,014
Lotte Shopping Co., Ltd.	632	170,303
LS Corp.	680	59,444
Nong Shim Co., Ltd.	200	43,200
Samsung C&T Corp.	3,630	167,598
Samsung Electronics Co., Ltd.	368	254,547
Samsung Electronics Co., Ltd., GDR, 144A	1,000	341,000
Samsung SDI Co., Ltd.	1,850	233,949
Shinhan Financial Group Co., Ltd., ADR	11,903	954,263
SK Energy Co., Ltd.	724	77,423
SK Holdings Co., Ltd.	2,008	191,725
Ssangyong Cement Industrial Co., Ltd.*	3,330	28,545
Taihan Electric Wire Co., Ltd.	990	18,737
Woori Investment & Securities Co., Ltd.	3,490	49,614
		6,697,027
Malaysia — 4.0%
Affin Holdings Berhad	121,500	68,456
Alliance Financial Group Berhad	97,000	71,187
AMMB Holdings Berhad	223,512	275,111
Bandar Raya Developments Berhad	56,300	27,654
Batu Kawan Berhad	18,800	50,300
Berjaya Corp. Berhad	244,700	70,702
Berjaya Land Berhad*	53,800	62,179
Boustead Holdings Berhad	41,440	41,548
DRB-Hicom Berhad	44,100	14,781
EON Capital Berhad	12,900	20,090
Gamuda Berhad	50,000	45,796
HAP Seng Consolidated Berhad	52,400	37,850
Hap Seng Plantations Holdings Berhad	92,800	60,866
Hong Leong Financial Group Berhad	26,900	41,815
IGB Corp. Berhad*	98,300	50,840

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
IJM Corp. Berhad	138,180	$179,662
KLCC Property Holdings Berhad	72,000	69,067
Kulim Malaysia Berhad	24,500	52,384
MISC Berhad	33,100	85,117
MMC Corp. Berhad	109,900	78,749
Mulpha International Berhad*	89,600	11,909
Oriental Holdings Berhad	30,300	48,151
OSK Holdings Berhad	65,200	27,127
OSK Property Holdings Berhad	11,855	1,815
OSK Ventures International Berhad*	9,879	1,356
Pos Malaysia Berhad	38,700	25,494
PPB Group Berhad	73,100	325,264
Proton Holdings Berhad	27,000	31,517
RHB Capital Berhad	47,700	69,875
Sarawak Energy Berhad	74,900	47,178
Shell Refining Co. Federation of Malaya Berhad	8,600	26,538
TA Enterprise Berhad	92,600	37,992
YTL Corp. Berhad	56,508	116,739
		2,175,109
Mexico — 7.4%
Alfa SAB de CV-Class A	31,400	150,172
Cemex SAB de CV, ADR*	80,219	1,036,429
Coca-Cola Femsa SAB de CV, ADR	3,000	144,300
Corp. GEO SAB de CV-Series B*	34,571	94,003
Desarrolladora Homex SAB de CV*	9,000	56,532
Embotelladoras Arca SAB de CV	37,923	93,761
Empresas ICA SAB de CV, ADR*	8,900	84,016
Fomento Economico Mexicano SAB de CV, ADR	20,700	787,635
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,600	157,864
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	81,054
Grupo Carso SAB de CV-Ser A	47,917	154,824
Grupo Cementos de Chihuahua SAB de CV*	17,800	50,761
Grupo Continental SAB de CV	26,700	53,412
Grupo Financiero Banorte SAB de CV	88,400	295,780
Grupo Financiero Inbursa SA	35,600	100,757
Grupo Mexico SAB de CV- Ser B*	172,156	317,348
Industrias CH SAB de CV- Ser B*	22,900	80,270
Organizacion Soriana SAB de CV- Class B*	80,500	199,446
Telmex Internacional SAB de CV, ADR	4,400	61,380
Urbi Desarrollos Urbanos SAB DE CV*	36,800	74,598
		4,074,342
Philippines — 0.6%
Filinvest Land, Inc.	2,864,000	56,821
First Philippine Holdings Corp.*	45,700	36,653
Metropolitan Bank & Trust	127,000	103,197
SM Investments Corp.	15,640	107,281
Universal Robina Corp.	100,000	23,217
		327,169
Poland — 1.8%
Agora SA*	3,752	28,721
Asseco Poland SA	3,365	72,456
Bank BPH SA*	772	17,268
Bank Millennium SA*	14,000	22,194
Echo Investment SA*	13,010	18,993
Getin Holding SA*	4,500	14,268
Grupa Lotos SA*	4,590	39,166
KGHM Polska Miedz SA	9,731	292,937
Kredyt Bank SA*	9,268	37,749
Orbis SA*	4,225	71,396
Polski Koncern Naftowy Orlen*	36,737	380,797
		995,945
Russia — 0.1%
Lukoil OAO, ADR	900	48,780
		48,780
South Africa — 10.1%
ABSA Group Ltd.	9,752	155,783
Aeci Ltd.	6,832	53,477
African Rainbow Minerals Ltd.	8,829	176,298
ArcelorMittal South Africa Ltd.	16,923	270,336
Aveng Ltd.	43,502	250,461
AVI Ltd.	16,387	41,447
Barloworld Ltd.	23,324	152,140
Caxton and CTP Publishers and Printers Ltd.	18,814	30,054
DataTec Ltd.	6,000	19,353
Eqstra Holdings Ltd.*	8,177	7,935
Freeworld Coatings Ltd.	9,215	11,016
Gold Fields Ltd.	50,300	693,134
Grindrod Ltd.	15,332	32,452
Harmony Gold Mining Co., Ltd., ADR	30,300	331,482
Imperial Holdings Ltd.	14,564	154,772
Investec Ltd.	25,999	197,727
JD Group Ltd/South Africa	12,010	71,305
Liberty Holdings Ltd.	8,197	74,201
Medi-Clinic Corp., Ltd.	23,523	69,830
Metropolitan Holdings Ltd.	44,874	76,403
Mondi Ltd.	10,541	54,726
Nampak Ltd.	46,702	105,689
Nedbank Group Ltd.	22,219	353,457
Northam Platinum Ltd.	15,969	70,151
Sanlam Ltd.	214,984	586,970
Sappi Ltd., ADR	53,020	204,657
Sasol Ltd., ADR	9,800	373,576
Standard Bank Group Ltd.	49,923	645,636
Steinhoff International Holdings Ltd.	122,965	270,091
		5,534,559
Taiwan — 11.3%
Asustek Computer, Inc.	40,080	68,820
AU Optronics Corp., ADR	68,934	667,281
Cathay Real Estate Development Co., Ltd.*	100,000	41,527
Chang Hwa Commercial Bank	308,000	141,315
Chi Mei Optoelectronics Corp.*	445,574	234,235
China Airlines*	82,114	27,458
China Development Financial Holding Corp.*	861,276	229,063
China Manmade Fibers Corp.	89,000	16,915
China Motor Corp.*	39,195	26,213
China Petrochemical Development Corp.*	76,320	24,927
China Synthetic Rubber Corp.	47,000	48,684
Chinatrust Financial Holding Co., Ltd.	463,175	300,398
Chunghwa Picture Tubes*	399,000	45,922
CMC Magnetics Corp.*	165,000	42,549
E.Sun Financial Holding Co., Ltd.*	236,735	98,676
Elitegroup Computer Systems Co., Ltd.	39,610	17,003
Eva Airways Corp.*	126,719	49,863
Evergreen Marine Corp. Taiwan Ltd.*	68,000	39,132
Far Eastern Department Stores Co., Ltd.	33,990	33,728
Far Eastern International Bank*	63,597	18,793
First Financial Holding Co., Ltd.	221,500	138,145
Formosa Taffeta Co., Ltd.	67,000	44,808
Fubon Financial Holding Co., Ltd.*	170,000	191,956

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Gigabyte Technology Co., Ltd.	27,000	$22,844
Goldsun Development & Construction Co., Ltd.	48,537	25,138
Hua Nan Financial Holdings Co., Ltd.	206,920	130,017
Inventec Co., Ltd.	136,290	78,854
King Yuan Electronics Co., Ltd.	42,100	16,370
Kinpo Electronics*	255,000	68,692
Lite-On Technology Corp.	116,961	153,350
Macronix International	183,817	101,206
Mega Financial Holding Co., Ltd.	762,000	482,353
Micro-Star International Co., Ltd.	76,374	50,008
Mitac International	63,439	27,725
Nanya Technology Corp.*	60,090	38,318
Pan-International Industrial	16,380	26,240
POU Chen Corp.	24,150	15,625
Qisda Corp.*	296,000	164,813
Ritek Corp.*	130,000	34,615
Shin Kong Financial Holding Co., Ltd.*	201,399	80,189
Silicon Integrated Systems Corp.*	52,000	21,513
SinoPac Financial Holdings Co., Ltd.*	443,000	181,896
Sunplus Technology Co., Ltd.*	20,999	15,219
Ta Chong Bank Co., Ltd.*	171,000	31,383
Taichung Commercial Bank	113,616	28,415
Tainan Spinning Co., Ltd.*	56,000	21,252
Taishin Financial Holding Co., Ltd.*	260,000	113,226
Taiwan Business Bank*	120,000	31,206
Taiwan Cooperative Bank	228,505	140,737
Taiwan Glass Industrial Corp.	71,932	57,057
Tatung Co., Ltd.*	384,000	87,555
Teco Electric and Machinery Co., Ltd.	247,000	107,565
Ton Yi Industrial Corp.	59,000	21,197
Unimicron Technology Corp.	36,000	43,785
United Microelectronics Corp.*	1,099,513	538,675
Universal Scientific Industrial Co., Ltd.	32,115	14,985
Walsin Lihwa Corp.*	149,000	51,215
Walsin Technology Corp.*	55,996	24,211
Wan Hai Lines Ltd.*	35,000	18,617
Waterland Financial Holdings*	157,362	50,173
Winbond Electronics Corp.*	311,000	63,075
Wintek Corp.*	57,000	41,667
Yageo Corp.	227,000	63,620
Yang Ming Marine Transport Corp.	68,514	26,960
Yieh Phui Enterprise	121,128	43,330
Yuen Foong Yu Paper Manufacturing Co., Ltd.*	145,258	49,928
Yulon Motor Co., Ltd.	215,272	247,428
		6,199,658
Thailand — 2.6%
Bangkok Bank PCL, ADR	109,000	394,762
Bangkok Expressway PCL	63,900	35,383
Bank of Ayudhya PCL	124,600	71,605
Charoen Pokphand Foods PCL	681,600	162,188
Delta Electronics Thai PCL	70,600	37,403
Kasikornbank PCL	55,000	144,867
Kiatnakin Bank PCL	53,300	37,809
Krung Thai Bank PCL	358,700	97,164
Precious Shipping PCL	58,400	31,289
PTT Chemical PCL	48,400	106,115
Regional Container Lines PCL*	53,300	18,187
Siam Commercial Bank PCL	40,000	101,766
Thai Plastic & Chemical PCL	75,800	41,519
Thanachart Capital PCL	112,400	58,538
TMB Bank PCL*	1,192,291	42,467
TPI Polene PCL*	113,900	36,137
		1,417,199
Turkey — 2.6%
Aksigorta AS	14,835	52,982
Arcelik AS*	30,365	87,985
Asya Katilim Bankasi AS*	56,843	118,742
Aygaz AS	10,227	39,971
Dogan Sirketler Grubu Holdings*	84,152	63,511
Eregli Demir ve Celik Fabrikalari TAS*	55,779	240,556
KOC Holding AS*	66,793	175,534
Petkim Petrokimya Holding*	3,273	16,542
Tekfen Holding AS*	31,586	91,097
Trakya Cam Sanayi AS*	16,162	19,821
Turk Sise ve Cam Fabrikalari AS*	45,024	47,937
Turkiye Is Bankasi	84,634	330,780
Turkiye Vakiflar Bankasi TAO*	49,100	112,493
		1,397,951
TOTAL COMMON STOCKS
(Identified Cost $52,993,019)		53,175,653

PREFERRED STOCKS — 2.8%
Brazil — 2.8%
Banco do Estado do Rio Grande do Sul SA	5,500	33,839
Gol Linhas Aereas Inteligentes SA, PF*	12,800	132,653
Itau Unibanco Holding SA	9,412	189,664
Klabin SA, PF	49,600	117,589
Suzano Papel e Celulose SA*	13,200	139,332
Telemar Norte Leste SA, PR A	5,200	170,799
Usinas Siderurgicas de Minas Gerais SA, PF A	27,525	725,724
		1,509,600
TOTAL PREFERRED STOCKS
(Identified Cost $1,371,147)		1,509,600

RIGHTS & WARRANTS — 0.0%
Malaysia — 0.0%
IJM Corp. Berhad(c)*	13,818	998
		998
TOTAL RIGHTS & WARRANTS(b)
(Identified Cost $0)		998

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	179,001	179,001
		179,002
TOTAL SHORT-TERM INVESTMENTS(b)
(Identified Cost $179,002)		179,002

Total Investments(d) — 100.2%
(Identified Cost $54,543,168)#		54,865,253
Liabilities, Less Cash and Other Assets — (0.2%)		(90,569)

Net Assets — 100.0%		$54,774,684
____________________

†	See note 1.
*	Non-income producing security.
(a)	Illiquid security. At September 30, 2009, the value of these securities amounted to 36,354 or 0.07% of net assets.
(b)	Values determined based on Level 2 inputs established by FAS 157.

See notes to schedule of investments.

(c)	Securities were fair valued by management. At September 30, 2009, the total market value for such investments amounted to $28,911, which represents 0.05% of net assets.
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FAS 157.
#	At September 30, 2009 the aggregate cost of investment securities for income tax purposes was $54,543,168. Net unrealized appreciation aggregated $322,085 of which $7,960,393 related to appreciated investment securities and $7,638,308 related to depreciated investment securities.

Key to abbreviations:
ADR	– American Depository Receipt
GDR	– Global Depository Receipt
144A	– Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

See notes to schedule of investments.

SA Emerging Markets Value Fund

September 30, 2009
Country Weightings (% of portfolio market value)

Country	Percentage
India	12.9%
Korea	12.2%
Taiwan	11.3%
China	10.8%
South Africa	10.1%
Brazil	10.0%
Mexico	7.4%
Malaysia	4.0%
Hungary	3.7%
Other	20.3%

SA Emerging Markets Value Fund

Ten Largest Industry Holdings September 30, 2009
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	24.9%
Metals & Mining	11.7%
Automobiles	6.3%
Oil, Gas & Consumable Fuels	6.0%
Industry Conglomerates	4.9%
Diversified Financial Services	3.3%
Food Products	3.0%
Semiconductors & Semiconductor Equipment	2.7%
Electronic Equipment, Instruments & Components	2.7%
Construction Materials	2.5%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2009 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Real Estate Investment Trusts (REITs) — 99.8%
Acadia Realty Trust	8,122	$122,399
Agree Realty Corp.	1,000	22,930
Alexander's, Inc.	600	177,528
Alexandria Real Estate Equities, Inc.	8,200	445,670
AMB Property Corp.	31,791	729,603
American Campus Communities, Inc.	10,407	279,428
Apartment Investment & Management Co.	25,629	378,028
Ashford Hospitality Trust, Inc.*	21,300	73,698
Associated Estates Realty Corp.	2,900	27,898
AvalonBay Communities, Inc.	17,191	1,250,301
BioMed Realty Trust, Inc.	20,408	281,630
Boston Properties, Inc.	24,116	1,580,804
Brandywine Realty Trust	22,937	253,225
BRE Properties, Inc.	11,150	348,995
Camden Property Trust	13,847	558,034
CBL & Associates Properties, Inc.	20,189	195,833
Cedar Shopping Centers, Inc.	9,700	62,565
Cogdell Spencer, Inc.	6,400	30,720
Colonial Properties Trust	10,325	100,462
Corporate Office Properties Trust	11,800	435,184
Cousins Properties, Inc.	11,738	97,191
DCT Industrial Trust, Inc.	42,209	215,688
Developers Diversified Realty Corp.	32,312	298,563
DiamondRock Hospitality Co.*	24,424	197,834
Digital Realty Trust, Inc.	16,310	745,530
Douglas Emmett, Inc.	28,938	355,359
Duke Realty Corp.	46,911	563,401
DuPont Fabros Technology, Inc.*	9,219	122,889
EastGroup Properties, Inc.	5,000	191,100
Education Realty Trust, Inc.	7,600	45,068
Entertainment Properties Trust	7,200	245,808
Equity Lifestyle Properties, Inc.	6,400	273,856
Equity One, Inc.	18,600	291,462
Equity Residential	57,300	1,759,110
Essex Property Trust, Inc.	6,300	501,354
Extra Space Storage, Inc.	18,600	196,230
Federal Realty Investment Trust	12,751	782,529
FelCor Lodging Trust, Inc.	10,600	48,018
Feldman Mall Properties, Inc.*	500	55
First Industrial Realty Trust, Inc.	10,200	53,550
First Potomac Realty Trust	5,400	62,424
Glimcher Realty Trust	8,200	30,094
HCP, Inc.	61,087	1,755,640
Health Care REIT, Inc.	24,800	1,032,176
Healthcare Realty Trust, Inc.	13,626	287,917
Hersha Hospitality Trust	10,400	32,240
Highwoods Properties, Inc.	15,100	474,895
Home Properties, Inc.	6,900	297,321
Hospitality Properties Trust	25,200	513,324
Host Hotels & Resorts, Inc.	127,572	1,501,522
HRPT Properties Trust	53,600	403,072
Inland Real Estate Corp.	17,900	156,804
Kilroy Realty Corp.	8,700	241,338
Kimco Realty Corp.	76,331	995,356
Kite Realty Group Trust	9,700	40,449
LaSalle Hotel Properties	9,900	194,634
Lexington Realty Trust	20,956	106,876
Liberty Property Trust	23,285	757,461
Mack-Cali Realty Corp.	16,400	530,212
Maguire Properties, Inc.*	10,100	21,210
Medical Properties Trust, Inc.	18,000	140,580
Mid-America Apartment Communities, Inc.	6,200	279,806
Mission West Properties, Inc.	4,004	26,947
Monmouth Real Estate Investment Corp., Class A	5,321	37,034
National Retail Properties, Inc.	17,100	367,137
Nationwide Health Properties, Inc.	22,200	687,978
Omega Healthcare Investors, Inc.	18,605	298,052
One Liberty Properties, Inc.	1,850	16,650
Parkway Properties, Inc.	4,600	90,620
Pennsylvania Real Estate Investment Trust	8,600	65,446
Post Properties, Inc.	9,900	178,200
ProLogis	73,902	880,912
PS Business Parks, Inc.	4,400	225,808
Public Storage	38,253	2,878,156
Ramco-Gershenson Properties Trust	3,700	33,004
Realty Income Corp.	22,900	587,385
Regency Centers Corp.	17,080	632,814
Saul Centers, Inc.	3,600	115,560
Senior Housing Properties Trust	27,800	531,258
Simon Property Group, Inc.	47,096	3,269,875
SL Green Realty Corp.	15,300	670,905
Sovran Self Storage, Inc.	5,300	161,279
Strategic Hotels & Resorts, Inc.*	15,800	40,922
Sun Communities, Inc.	3,900	83,928
Sunstone Hotel Investors, Inc.*	14,910	105,861
Supertel Hospitality, Inc.	2,197	4,724
Tanger Factory Outlet Centers	7,411	276,727
Taubman Centers, Inc.	11,423	412,142
The Macerich Co.	18,550	562,622
U-Store-It Trust	15,500	96,875
UDR, Inc.	32,836	516,839
UMH Properties, Inc.	1,815	14,792
Universal Health Realty Income Trust	2,200	71,610
Urstadt Biddle Properties, Class A	3,200	46,688
Urstadt Biddle Properties, Inc.	1,000	13,160
Ventas, Inc.	35,078	1,350,503
Vornado Realty Trust	31,577	2,033,875
Washington Real Estate Investment Trust	13,350	384,480
Weingarten Realty Investors	25,900	515,928
Winthrop Realty Trust	2,878	28,032
		42,509,609
TOTAL COMMON STOCKS
(Identified Cost $54,496,383)		42,509,609

SHORT-TERM INVESTMENTS — 0.7%
Other — 0.7%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	315,001	315,001
		315,002
TOTAL SHORT-TERM INVESTMENTS(a)
(Identified Cost $315,002)		315,002

Total Investments(b) — 100.5%
(Identified Cost $54,811,385)#		42,824,611
Liabilities, Less Cash and Other Assets — (0.5%)		(222,680)

Net Assets — 100.0%		$42,601,931
____________________

†	See note 1.
*	Non-income producing security.
(a)	Values determined based on Level 2 inputs established by FAS 157.
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FAS 157.
#	At September 30, 2009 the aggregate cost of investment securities for income tax purposes was $54,811,385. Net unrealized depreciation aggregated $11,986,774 of which $900,898 related to appreciated investment securities and $12,887,672 related to depreciated investment securities.

See notes to schedule of investments.

SA Real Estate Securities Fund

September 30, 2009
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Specialized REIT's	29.3%
Retail REIT's	23.8%
Office REIT's	17.0%
Residential REIT's	16.0%
Diversified REIT's	8.6%
Industrial REIT's	5.3%

SA FUNDS
NOTES TO SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009

     Security Valuation — Equity securities listed on an exchange for which market quotations are readily available are valued according to the official closing price, if any, or at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued based upon prices provided by pricing services approved by the Board of Trustees of the Trust. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Certain funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Such events may be company specific, such as an earnings report, country or region specific, such as a war or natural disaster, or global in nature. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary from the price actually received on a sale. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

     Fair Value Measurement – The Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”) Fair Value Measurement. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of fair value under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical investments.
Level 2 –significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).
Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Fund’s own assumptions used to determine the fair value of investments).

     In April 2009, the Financial Accounting Standards Board, (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by category.

     The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds’ investments carried at value:

Fund	Level 1	Level 2	Level 3	Total
Assets:
SA U.S. Fixed Income Fund
Short Terms	$4,945,301	$-	$-	$4,945,301
Corporate Bonds	-	45,571,970	-	45,571,970
Government Issue Bonds	-	124,983,357	-	124,983,357
SA Global Fixed Income Fund
Short Terms	3,740,893	-	-	3,740,893
Corporate Bonds	-	322,123,148	-	322,123,148
Government Issue Bonds	-	100,344,052	-	100,344,052
Forward Foreign Currency Contracts	-	300,031	-	300,031
SA U.S. Market Fund
Short Terms	511,002	-	-	511,002
Common Stock	327,250,815	-	-	327,250,815
Mutual Funds	13,973,971	-	-	13,973,971
Rights & Warrants	4	-	-	4
SA U.S. Value Fund
Short Terms	587,003	-	-	587,003
Common Stock	243,269,304	-	-	243,269,304
SA U.S. Small Company Fund
Short Terms	125,463	-	-	125,463
Common Stock	204,539,716	31,282	-	204,570,998
Rights & Warrants	7,970	-	-	7,970
SA International Value Fund
Short Terms	1,805,095	-	-	1,805,095
Common Stock	443,693,118	-	-	443,693,118
Depository Receipts	35,326,035	-	-	35,326,035
Preferred Stock	1,061,921	-	-	1,061,921
Rights & Warrants	196,621	-	-	196,621
SA International Small Company Fund
Mutual Funds	186,411,845	-	-	186,411,845
SA Emerging Markets Value Fund
Short Terms	179,002	-	-	179,002
Common Stock	40,011,082	27,913	-	40,038,995
Depository Receipts	13,136,658	-	-	13,136,658
Preferred Stock	1,509,600	-	-	1,509,600
Rights & Warrants	-	998	-	998
SA Real Estate Securities Fund
Short Terms	315,002	-	-	315,002
Real Estate Investment Trusts	42,509,609	-	-	42,509,609
Liabilities:
SA Global Fixed Income Fund
Forward Foreign Currency Contracts	-	(2,159,024)	-	(2,159,024)

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FNMA	Federal National Mortgage Association

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
–	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2009

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.5%)

Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$1,550,759,032
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		1,109,840,430
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		728,639,252
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		568,502,344
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		356,370,312
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $4,256,848,095)		4,314,111,370

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 10/01/09
(Collateralized by $33,355,000 FNMA 5.00%, 06/01/35, valued at $20,553,092)
to be repurchased at $20,518,108
(Cost $20,518,000)	$20,518	20,518,000
TOTAL INVESTMENTS - (100.0%) (Cost $4,277,366,095)##		$4,334,629,370

Summary of inputs used to value the Fund’s net assets as of September 30, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Investment in Securities (Market Value):
Affiliated Investment Companies	$4,314,111,370	—	—	$4,314,111,370
Temporary Cash Investments	—	$20,518,000	—	20,518,000
TOTAL	$4,314,111,370	$20,518,000	—	$4,334,629,370

Organization

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 2009, the Fund consists of fifty-seven operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP. The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by Dimensional Fund Advisors LP. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

     The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

Federal Tax Cost

     At September 30, 2009, the total cost of securities for federal income tax purposes was $4,288,123,414.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

     Effective December 1, 2007, the Portfolio adopted, the Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Recent Issued Accounting Standards

     In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series’ financial statements has not yet been determined.

     In May 2009, Statement of Financial Accounting Standards No. 165 (“FAS 165”), regarding Subsequent Events was issued and is effective for interim or annual financial periods after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through November 30, 2009, the date the financial statements were issued, and had determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE JAPANESE SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
September 30, 2009
(Unaudited)

		Shares	Value††
COMMON STOCKS — (83.4%)
Consumer Discretionary — (17.7%)
*	ABILIT Corp.	454,400	$569,558
#	Accordia Golf Co., Ltd.	1,227	1,159,730
	Aeon Fantasy Co., Ltd.	60,432	743,208
	Aichi Machine Industry Co., Ltd.	285,000	747,081
	Aigan Co., Ltd.	61,600	387,107
	Aisan Industry Co., Ltd.	133,600	964,934
#	Akebono Brake Industry Co., Ltd.	301,900	2,213,832
*	Alpen Co., Ltd.	10,500	191,633
	Alpha Corp.	31,700	186,700
	Alpine Electronics, Inc.	217,800	2,035,521
#	Amiyaki Tei Co., Ltd.	239	412,198
	Amuse, Inc.	29,999	340,772
*	Anrakutei Co., Ltd.	50,000	237,258
	AOI Advertising Promotion, Inc.	39,000	209,593
	AOKI Holdings, Inc.	139,400	1,565,514
#	Aoyama Trading Co., Ltd.	95,000	1,625,882
*	Arnest One Corp.	61,700	560,110
#*	Asahi Co., Ltd.	4,400	85,051
#*	Asahi Tec Corp.	2,201,000	759,105
#	ASATSU-DK, Inc.	53,600	1,130,676
#*	ASKUL Corp.	24,200	524,299
	Asti Corp.	50,000	118,154
#*	Atom Corp.	139,300	451,735
	Atsugi Co., Ltd.	701,000	943,149
	Autobacs Seven Co., Ltd.	40,800	1,496,925
#	Avex Group Holdings, Inc.	151,400	1,403,234
	Bals Corp.	7	5,706
	Best Denki Co., Ltd.	273,000	1,288,966
	BIC CAMERA, Inc.	501	181,099
	Bookoff Corp.	7,900	118,370
	Calsonic Kansei Corp.	506,000	1,427,407
*	Can Do Co., Ltd.	9	9,805
*	Carchs Holdings Co., Ltd.	710,600	268,852
	Catena Corp.	92,000	222,918
*	Chimney Co., Ltd.	600	10,394
	Chiyoda Co., Ltd.	141,200	2,005,191
	Chofu Seisakusho Co., Ltd.	107,400	2,268,877
	Chori Co., Ltd.	658,000	709,228
	Chuo Spring Co., Ltd.	205,000	604,015
#*	Clarion Co., Ltd.	689,000	635,409
	Cleanup Corp.	131,100	1,018,782
#	Colowide Co., Ltd.	200,450	1,344,932
#*	Columbia Music Entertainment, Inc.	157,000	57,543
	Corona Corp.	90,000	1,227,131
	Cross Plus, Inc.	22,000	224,919
#	Culture Convenience Club Co., Ltd.	120,600	783,223
#	Daido Metal Co., Ltd.	144,000	474,137
#	Daidoh, Ltd.	125,600	941,562
#*	Daiei, Inc. (The)	223,900	909,917
	Daikoku Denki Co., Ltd.	49,400	1,111,356
	Daimaruenawin Co., Ltd.	400	2,604
	Dainichi Co., Ltd.	57,700	424,543
	Daisyo Corp.	66,300	911,358
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	11,962
#	Daiwa Seiko, Inc.	433,000	559,332
#	Daiwabo Holdings Co., Ltd.	466,000	1,926,066
#	DCM Japan Holdings Co., Ltd.	241,300	1,644,746

	Descente, Ltd.	260,000	$1,190,946
#	Doshisha Co., Ltd.	64,900	1,363,564
	DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,685,555
	Dynic Corp.	127,000	196,114
	Eagle Industry Co., Ltd.	139,000	727,599
#*	Econach Co., Ltd.	177,000	90,361
#	Edion Corp.	266,500	2,302,722
	Exedy Corp.	120,500	2,646,558
	F&A Aqua Holdings, Inc.	60,638	742,661
*	FCC Co., Ltd.	44,700	777,198
	Fine Sinter Co., Ltd.	49,000	97,764
#	Foster Electric Co., Ltd.	81,900	1,797,870
#	France Bed Holdings Co., Ltd.	804,000	1,142,949
#	Fuji Co., Ltd.	100,200	1,947,993
	Fuji Corp., Ltd.	113,900	437,158
#*	Fuji Kiko Co., Ltd.	151,000	189,228
#	Fuji Kyuko Co., Ltd.	356,000	1,673,506
	Fuji Oozx, Inc.	6,000	16,041
	Fujibo Holdings, Inc.	46,000	72,435
*	Fujii & Co., Ltd.	44,000	—
	Fujikura Rubber, Ltd.	74,000	333,584
#	Fujita Kanko, Inc.	402,100	1,690,828
#	Fujitsu General, Ltd.	339,000	1,174,724
	Funai Electric Co., Ltd.	21,800	991,911
#	Furukawa Battery Co., Ltd.	80,000	705,072
	G-7 Holdings, Inc.	29,200	158,194
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	354,000	942,034
#	Genki Sushi Co., Ltd.	19,200	256,423
#	GEO Co., Ltd.	1,255	1,221,489
#*	Goldwin, Inc.	175,000	373,189
	Gourmet Kineya Co., Ltd.	67,000	469,316
*	Gro-Bels Co., Ltd.	177,000	43,481
*	GSI Creos Corp.	194,000	217,362
#	Gulliver International Co., Ltd.	8,380	588,915
	Gunze, Ltd.	624,000	2,850,574
#*	H2O Retailing Corp.	104,000	653,012
	Hakuyosha Co., Ltd.	88,000	252,604
	Happinet Corp.	36,100	498,187
	Haruyama Trading Co., Ltd.	49,900	225,393
#*	Haseko Corp.	1,933,000	1,882,032
#	Heiwa Corp.	68,900	758,905
#	Hiday Hidaka Corp.	6,900	84,186
	Hikari Tsushin, Inc.	49,100	1,070,336
#	Himaraya Co., Ltd.	38,300	133,017
#	HIS Co., Ltd.	108,500	2,235,842
#	Hitachi Koki Co., Ltd.	81,800	922,067
	Horipro, Inc.	47,000	420,108
*	I Metal Technology Co., Ltd.	150,000	245,321
#*	Ichibanya Co., Ltd.	3,400	82,385
	Ichikawa Co., Ltd.	63,000	139,420
#	Ichikoh Industries, Ltd.	289,000	488,680
*	Ikyu Corp.	192	95,140
#	Imasen Electric Industrial Co., Ltd.	54,400	603,949
	Imperial Hotel, Ltd.	10,250	210,102
#*	Impress Holdings, Inc.	112,400	336,083
*	Intage, Inc.	1,300	22,026
	Ishizuka Glass Co., Ltd.	109,000	269,058
*	Izuhakone Railway Co., Ltd.	300	18,047
*	Izutsuya Co., Ltd.	350,000	167,514
#*	Janome Sewing Machine Co., Ltd.	37,000	28,757

	Japan Vilene Co., Ltd.	173,000	$967,587
#	Japan Wool Textile Co., Ltd. (The)	308,000	2,332,172
#	Jeans Mate Corp.	38,208	221,158
*	Jidosha Buhin Kogyo Co., Ltd.	82,000	137,436
#	Joban Kosan Co., Ltd.	221,000	381,056
#	Joshin Denki Co., Ltd.	196,000	1,516,534
	Juntendo Co., Ltd.	35,000	48,679
*	JVC Kenwood Holdings, Inc.	2,477,300	1,322,293
	Kabuki-Za Co., Ltd.	39,000	1,629,675
#	Kadokawa Holdings, Inc.	91,900	2,061,780
	Kanto Auto Works, Ltd.	192,000	1,926,363
#*	Kappa Create Co., Ltd.	3,750	95,042
	Kasai Kogyo Co., Ltd.	119,000	317,610
#	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	310,420
#*	Kawashima Selkon Textiles Co., Ltd.	335,000	286,541
	Kayaba Industry Co., Ltd.	726,000	2,571,855
	Keihin Corp.	57,300	946,902
#	Keiyo Co., Ltd.	195,000	983,831
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,440,157
*	Kinki Nippon Tourist Co., Ltd.	46,000	45,002
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	371,259
#	Kisoji Co., Ltd.	87,000	1,940,550
#	Koekisha Co., Ltd.	13,600	258,766
	Kohnan Shoji Co., Ltd.	91,600	1,032,504
#	Kojima Co., Ltd.	126,600	651,150
	Komatsu Seiren Co., Ltd.	145,000	597,397
#	Komeri Co., Ltd.	59,600	1,760,298
	Konaka Co., Ltd.	104,960	332,624
*	Kourakuen Corp.	1,100	14,681
#	K’s Holdings Corp.	130,772	4,375,611
	Ku Holdings Co., Ltd.	68,200	270,078
	Kura Corp.	283	910,083
	Kurabo Industries, Ltd.	856,000	1,777,791
	Kuraudia Co., Ltd.	4,800	84,170
	Kuroganeya Co., Ltd.	14,000	52,096
#	Kyoritsu Maintenance Co., Ltd.	49,660	839,606
	Kyoto Kimono Yuzen Co., Ltd.	55,700	625,214
	Kyowa Leather Cloth Co., Ltd.	73,500	315,550
#*	Laox Co., Ltd.	706,000	675,112
#*	Look, Inc.	616,000	616,453
*	Magara Construction Co., Ltd.	135,000	1,504
*	Mamiya-Op Co., Ltd.	285,000	269,065
#	Marche Corp.	23,000	189,375
#	Mars Engineering Corp.	51,300	1,888,217
	Maruei Department Store Co., Ltd.	142,000	259,036
*	Maruishi Holdings Co., Ltd.	214,000	—
#*	Maruzen Co., Ltd. (6569583)	85,000	87,000
#	Maruzen Co., Ltd. (6573498)	46,000	220,785
#*	Matsuya Co., Ltd.	162,500	1,299,906
	Matsuya Foods Co., Ltd.	61,100	881,462
	Meiwa Industry Co., Ltd.	38,000	62,348
	Mikuni Corp.	114,000	163,401
#*	Misawa Homes Co., Ltd,	77,000	272,881
#	Misawa Resort Co., Ltd.	190,000	314,964
*	Mitsuba Corp.	152,690	703,157
	Mitsui Home Co., Ltd.	173,000	1,000,044
#	Mizuno Corp.	450,000	2,155,110
	MOS Food Services, Inc.	110,000	1,913,710
	MR Max Corp.	123,800	677,179
*	Musashi Seimitsu Industry Co., Ltd.	33,400	637,938
	Mutow Co., Ltd.	77,300	346,105

#*	Naigai Co., Ltd.	2,723,000	$1,360,473
#	Nexyz Corp.	3,700	141,765
	Nice Holdings, Inc.	339,000	720,513
*	Nichimo Corp.	667,000	7,431
	Nidec Copal Corp.	118,400	1,606,610
#	Nidec Tosok Corp.	61,000	497,808
	Nihon Tokushu Toryo Co., Ltd.	56,000	203,267
	Nikko Travel Co., Ltd.	12,200	25,206
	Nippon Felt Co., Ltd.	67,200	298,930
#*	Nippon Piston Ring Co., Ltd.	293,000	338,125
	Nippon Seiki Co., Ltd.	148,400	1,682,128
#	Nishimatsuya Chain Co., Ltd.	222,800	2,338,409
	Nissan Shatai Co., Ltd.	446,023	3,570,611
#	Nissen Holdings Co., Ltd.	207,400	671,118
#	Nissin Kogyo Co., Ltd.	64,300	935,778
	Nittan Valve Co., Ltd.	82,800	305,135
*	Nitto Kako Co., Ltd.	98,000	78,528
	Noritsu Koki Co., Ltd.	98,700	877,586
#*	Omikenshi Co., Ltd.	176,000	156,129
*	Onward Holdings Co., Ltd.	62,000	460,021
	Pacific Golf Group International Holdings KK	594	415,303
	Pacific Industrial Co., Ltd.	183,000	864,735
*	Pal Co., Ltd.	2,000	41,097
	PanaHome Corp.	450,200	2,740,529
	Parco Co., Ltd.	270,800	2,500,749
#	Paris Miki Holdings, Inc.	164,400	1,536,970
#*	PIA Corp.	28,800	372,858
	Piolax, Inc.	44,500	810,173
#*	Pioneer Electronic Corp.	4,100	9,826
	Plenus Co., Ltd.	15,400	230,143
	Press Kogyo Co., Ltd.	375,000	749,370
#	Resorttrust, Inc.	169,908	2,186,465
#*	Rhythm Watch Co., Ltd.	443,000	644,999
	Right On Co., Ltd.	73,025	714,728
	Riken Corp.	359,000	1,297,408
#	Ringer Hut Co., Ltd.	74,800	964,129
	Riso Kyoiku Co., Ltd.	785	46,835
	Roland Corp.	88,300	1,002,036
#	Round One Corp.	15,000	126,977
#	Royal Co., Ltd.	138,200	1,554,581
	Ryohin Keikaku Co., Ltd.	25,100	1,297,237
*	Sagami Chain Co., Ltd.	77,000	672,864
#*	Sagami Co., Ltd.	247,000	499,338
	Sagami Rubber Industries Co., Ltd.	15,000	41,677
#	Saint Marc Holdings Co., Ltd.	37,300	1,180,328
#	Saizeriya Co., Ltd.	172,200	3,143,412
#*	Sakai Ovex Co., Ltd.	205,000	207,179
*	Sanden Corp.	487,000	1,378,415
	Sanoh Industrial Co., Ltd.	114,900	810,456
#	Sanrio Co., Ltd.	245,100	2,065,236
#	Sanyo Housing Nagoya Co., Ltd.	354	305,080
#	Sanyo Shokai, Ltd.	462,000	1,514,041
#	Seiko Holdings Corp.	391,407	979,805
	Seiren Co., Ltd.	215,100	1,408,093
	Senshukai Co., Ltd.	159,600	1,136,361
#*	Seven Seas Holdings Co., Ltd.	827,000	531,420
#	Shikibo, Ltd.	497,000	1,141,568
	Shimachu Co., Ltd.	53,000	1,386,344
	Shinyei Kaisha	96,000	137,836
	Shiroki Co., Ltd.	302,000	510,702
#	Shobunsha Publications, Inc.	353,700	2,466,207

#	Shochiku Co., Ltd.	416,400	$3,643,172
	Showa Corp.	247,300	1,508,738
#*	Silver Seiko, Ltd.	742,000	57,772
	SKY Perfect JSAT Holdings, Inc.	1,241	569,339
	SNT Corp.	93,800	271,421
*	Sofmap Co., Ltd.	43,100	83,315
	Soft99 Corp.	71,500	457,255
	Sotoh Co., Ltd.	49,700	586,840
	SPK Corp.	16,800	232,530
*	Studio Alice Co., Ltd.	6,100	64,356
	Suminoe Textile Co., Ltd.	260,000	416,168
#	Sumitomo Forestry Co., Ltd.	197,266	1,649,389
#*	Suzutan Co., Ltd.	26,200	70,542
*	SxL Corp.	493,000	295,512
*	Tac Co., Ltd.	1,300	5,829
	Tachikawa Corp.	50,800	258,389
	Tachi-S Co., Ltd.	119,440	999,142
	Taiho Kogyo Co., Ltd.	95,200	725,845
	Takamatsu Construction Group	103,400	1,655,829
#	Taka-Q Co., Ltd.	73,500	123,358
*	Takata Corp.	9,000	164,122
#*	TAKE AND GIVE NEEDS Co., Ltd.	1,380	164,080
*	Tamron Co., Ltd.	7,900	93,614
#*	Tasaki Shinju Co., Ltd.	763,000	857,225
	Taya Co., Ltd.	5,000	40,079
	TBK Co., Ltd.	74,000	126,831
*	TDF Corp.	27,000	30,137
	Teikoku Piston Ring Co., Ltd.	108,100	510,920
	Teikoku Sen-I Co., Ltd.	78,000	451,278
	Telepark Corp.	315	504,184
#*	Ten Allied Co., Ltd.	50,000	174,626
	Tigers Polymer Corp.	59,000	275,713
#	Toabo Corp.	346,000	265,029
	Toei Co., Ltd.	361,000	2,030,260
#*	Tohoku Misawa Homes Co., Ltd.	37,500	90,466
*	Tokai Kanko Co., Ltd.	505,999	169,023
	Tokai Rika Co., Ltd.	85,400	1,526,760
	Tokai Rubber Industries, Ltd.	106,300	1,169,965
#*	Tokai Senko K.K.	342,000	485,465
*	Token Corp.	7,710	250,739
	Tokyo Dome Corp.	638,200	1,949,403
	Tokyo Individualized Educational Institute, Inc.	3,200	8,346
	Tokyo Kaikan Co., Ltd.	12,000	51,535
	Tokyo Soir Co., Ltd.	49,000	124,880
	Tokyo Style Co., Ltd.	336,700	2,896,495
	Tokyotokeiba Co., Ltd.	880,000	1,536,116
	Tokyu Recreation Co., Ltd.	77,000	459,346
#	Tomy Co., Ltd.	313,193	2,585,078
#*	Tonichi Carlife Group, Inc.	318,000	364,004
	Topre Corp.	180,100	1,674,451
*	Toridoll.Corp.	23	50,701
*	Totenko Co., Ltd.	57,000	105,988
#*	Touei Housing Corp.	128,540	1,272,069
*	Tow Co., Ltd.	4,800	29,273
	Toyo Radiator Co., Ltd.	253,000	649,521
*	Toyo Tire & Rubber Co., Ltd.	711,000	1,707,854
	Toyobo Co., Ltd.	1,507,000	2,576,768
*	TS Tech Co., Ltd.	58,700	1,034,774
#*	Tsukamoto Co., Ltd.	67,000	64,784
	Tsutsumi Jewelry Co., Ltd.	56,600	1,316,855
*	TV Tokyo Corp.	3,200	91,995

*	United Arrows, Ltd.	2,300	$20,139
#*	Unitika, Ltd.	1,629,000	1,447,543
	U-Shin, Ltd.	94,500	495,258
#	Watabe Wedding Corp.	29,500	419,913
#	Watami Food Service Co., Ltd.	119,600	2,512,404
*	Wondertable, Ltd.	97,000	97,917
	Xebio Co., Ltd.	52,800	1,240,561
#	Yamato International, Inc.	43,000	192,246
	Yellow Hat, Ltd.	73,700	734,291
#	Yokohama Reito Co., Ltd.	175,000	1,231,461
#	Yomiuri Land Co., Ltd.	258,000	945,525
	Yonex Co., Ltd.	40,000	302,565
	Yorozu Corp.	73,500	985,696
#	Yoshinoya Holdings Co., Ltd.	2,168	2,608,940
#	Zenrin Co., Ltd.	127,400	1,852,530
#	Zensho Co., Ltd.	362,900	2,516,618
Total Consumer Discretionary			257,845,252

Consumer Staples — (8.6%)
#	Aderans Holdings Co., Ltd.	142,450	2,031,240
*	Aeon Hokkaido Corp.	424,900	1,411,690
	Ahjikan Co., Ltd.	10,500	86,748
	Arcs Co., Ltd.	2,000	31,883
#	Ariake Japan Co., Ltd.	113,700	1,875,358
	Cawachi, Ltd.	81,200	1,856,717
	CFS Corp.	122,000	812,256
#	Chubu Shiryo Co., Ltd.	89,000	772,106
	Chuo Gyorui Co., Ltd.	93,000	187,533
	Circle K Sunkus Co., Ltd.	2,800	42,239
	Coca-Cola Central Japan Co., Ltd.	121,400	1,686,952
	Cocakara Fine Holdings, Inc.	36,060	789,331
	CVS Bay Area, Inc.	55,000	81,374
	DyDo Drinco, Inc.	55,700	1,836,776
	Echo Trading Co., Ltd.	11,000	130,744
	Ensuiko Sugar Refining Co., Ltd.	103,000	186,852
	Fancl Corp.	181,600	2,873,754
#*	First Baking Co., Ltd.	183,000	224,315
#	Fuji Oil Co., Ltd.	155,000	2,190,040
	Fujicco Co., Ltd.	117,600	1,395,641
#*	Fujiya Co., Ltd.	549,000	983,109
	Hagoromo Foods Corp.	40,000	467,457
	Harashin Narus Holdings Co., Ltd.	61,500	718,962
#*	Hayashikane Sangyo Co., Ltd.	336,000	485,193
#	Heiwado Co., Ltd.	177,200	2,458,805
#	Hohsui Corp.	120,000	158,818
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	478,834
	Hokuto Corp.	105,700	2,439,613
	Inageya Co., Ltd.	175,000	1,820,826
#	ITO EN, Ltd.	2,400	44,495
	Itochu-Shokuhin Co., Ltd.	31,500	1,113,990
	Itoham Foods, Inc.	693,800	2,699,254
	Izumiya Co., Ltd.	292,000	1,593,077
	J-Oil Mills, Inc.	533,000	1,799,383
#	Kameda Seika Co., Ltd.	70,000	1,325,443
	Kasumi Co., Ltd.	211,000	1,016,913
	Kato Sangyo Co., Ltd.	121,700	2,079,425
#	Key Coffee, Inc.	76,600	1,358,087
	Kirindo Co., Ltd.	32,800	171,737
#	Kose Corp.	6,100	148,448
#	Kyodo Shiryo Co., Ltd.	353,000	471,605
	Kyokuyo Co., Ltd.	370,000	793,921

#	Life Corp.	183,900	$3,148,850
	Lion Corp.	3,000	15,557
	Mandom Corp.	82,200	2,349,278
	Marudai Food Co., Ltd.	443,000	1,384,023
#	Maruetsu, Inc. (The)	417,000	2,031,161
#	Maruha Nichiro Holdings, Inc.	1,651,069	2,511,387
*	Maruya Co., Ltd.	14,000	16,169
#	Matsumotokiyoshi Holdings Co., Ltd.	14,600	363,486
*	Maxvalu Tohok Co., Ltd.	18,200	123,502
#	Maxvalu Tokai Co., Ltd.	59,400	830,070
#	Meito Sangyo Co., Ltd.	66,600	937,619
	Mercian Corp.	413,000	1,066,940
	Mikuni Coca-Cola Bottling Co., Ltd.	183,600	1,590,424
	Milbon Co., Ltd.	42,840	1,144,028
	Ministop Co., Ltd.	84,900	1,340,246
	Mitsui Sugar Co., Ltd.	465,850	1,641,789
	Miyoshi Oil & Fat Co., Ltd.	261,000	424,525
#	Morinaga & Co., Ltd.	909,000	2,024,818
#	Morinaga Milk Industry Co., Ltd.	852,000	4,248,883
	Morishita Jinton Co., Ltd.	47,800	143,423
	Morozoff, Ltd.	108,000	367,228
#	Nagatanien Co., Ltd.	118,000	1,140,425
#	Nakamuraya Co., Ltd.	203,000	1,066,838
#	Nichimo Co., Ltd.	112,000	202,799
#	Nichirei Corp.	17,000	67,157
	Nihon Chouzai Co., Ltd.	22,380	528,338
	Niitaka Co., Ltd.	7,260	84,880
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,398,496
#	Nippon Flour Mills Co., Ltd.	604,000	3,280,242
*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	324,004
#	Nippon Suisan Kaisha, Ltd.	514,500	1,527,013
#	Nisshin Oillio Group, Ltd. (The)	548,000	2,976,428
	Nissin Sugar Manufacturing Co., Ltd.	149,000	323,347
	Nitto Flour Milling Co., Ltd.	64,000	222,715
#	Oenon Holdings, Inc.	247,000	549,867
	Oie Sangyo Co., Ltd.	20,900	181,474
	Okuwa Co., Ltd.	134,000	1,476,946
	Olympic Corp.	65,000	448,013
	Oriental Yeast Co., Ltd.	101,000	589,126
	Pietro Co., Ltd.	10,300	95,550
#	Pigeon Corp.	67,800	2,692,232
	Poplar Co., Ltd.	25,760	184,066
	Prima Meat Packers, Ltd.	705,000	846,916
	Riken Vitamin Co., Ltd.	79,300	2,133,988
	Rock Field Co., Ltd.	47,800	676,750
	Ryoshoku, Ltd.	116,900	2,988,227
	S Foods, Inc.	86,500	828,015
#	Sakata Seed Corp.	171,000	2,604,134
*	San-A Co., Ltd.	600	24,157
	Shikoku Coca-Cola Bottling Co., Ltd.	72,100	779,256
	Shoei Foods Corp.	44,000	225,251
	Showa Sangyo Co., Ltd.	581,000	1,930,067
	Snow Brand Milk Products Co., Ltd.	900,000	3,348,057
#	Sogo Medical Co., Ltd.	23,000	603,317
	Sonton Food Industry Co., Ltd.	43,000	336,323
	Starzen Corp.	279,000	738,577
#	Sugi Holdings Co., Ltd.	3,400	72,057
	Takara Holdings, Inc.	28,000	193,110
	Three F Co., Ltd.	17,700	122,007
	Tobu Store Co., Ltd.	215,000	701,041
	Toho Co., Ltd.	158,000	594,223

	Tohto Suisan Co., Ltd.	120,000	$228,087
	Torigoe Co., Ltd.	84,500	728,220
#	Toyo Sugar Refining Co., Ltd.	157,000	232,351
	Tsukiji Uoichiba Co., Ltd.	57,000	86,989
	Tsuruha Holdings, Inc.	45,200	1,882,561
	Unicafe, Inc.	14,260	158,846
#	Unicharm Petcare Corp.	73,900	2,752,196
	Unimat Offisco Corp.	85,100	910,031
	Valor Co., Ltd.	173,600	1,578,483
	Warabeya Nichiyo Co., Ltd.	51,360	671,535
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	529,044
#	Yaoko Co., Ltd.	43,000	1,551,182
#	Yomeishu Seizo Co., Ltd.	100,000	980,089
	Yonekyu Corp.	98,000	1,009,500
	Yuasa Funashoku Co., Ltd.	112,000	250,749
#	Yukiguni Maitake Co., Ltd.	104,256	487,824
	Yutaka Foods Corp.	6,000	91,631
Total Consumer Staples			126,069,097

Energy — (1.2%)
#	AOC Holdings, Inc.	139,600	883,883
#	BP Castrol K.K.	69,800	268,652
#*	Fuji Kosan Co., Ltd.	264,000	214,032
	Itochu Enex Co., Ltd.	321,400	1,866,024
	Japan Oil Transportation Co., Ltd.	79,000	175,049
	Kanto Natural Gas Development Co., Ltd.	175,000	1,228,776
	Kyoei Tanker Co., Ltd.	115,000	257,980
#	Mitsuuroko Co., Ltd.	188,000	1,354,415
#	Modec, Inc.	92,400	1,878,680
#	Nippon Gas Co., Ltd.	148,900	2,499,937
	Nippon Seiro Co., Ltd.	64,000	105,457
	Sala Corp.	129,500	832,012
	San-Ai Oil Co., Ltd.	259,000	1,286,362
	Shinko Plantech Co., Ltd.	154,800	1,511,984
	Sinanen Co., Ltd.	259,000	1,384,729
	Toa Oil Co., Ltd.	360,000	488,870
	Toyo Kanetsu K.K.	466,000	885,218
Total Energy			17,122,060

Financials — (8.0%)
	Aichi Bank, Ltd. (The)	34,100	3,062,811
	Airport Facilities Co., Ltd.	139,670	826,896
	Akita Bank, Ltd. (The)	666,400	2,697,181
	Aomori Bank, Ltd. (The)	611,000	2,438,130
#*	Arealink Co., Ltd.	3,000	182,503
	Awa Bank, Ltd. (The)	71,000	407,466
*	Bank of Ikeda, Ltd. (The)	68,000	3,261,107
#	Bank of Iwate, Ltd. (The)	57,400	3,096,079
	Bank of Nagoya, Ltd. (The)	196,297	846,011
	Bank of Okinawa, Ltd. (The)	74,500	2,643,042
	Bank of Saga, Ltd. (The)	584,000	1,812,686
	Bank of the Ryukyus, Ltd.	121,780	1,496,278
#*	Cedyna Financial Corp.	502,350	864,519
#	Century Tokyo Leasing Corp.	308,990	3,362,060
*	Chiba Kogyo Bank, Ltd. (The)	169,600	1,372,710
	Chukyo Bank, Ltd. (The)	730,000	2,289,631
	Daiko Clearing Services Corp.	49,700	247,687
#*	Daikyo, Inc.	536,000	1,238,617
#	Daisan Bank, Ltd. (The)	621,000	1,471,281
	Daito Bank, Ltd. (The)	498,000	409,219
	Ehime Bank, Ltd. (The)	593,000	1,649,682

	Eighteenth Bank, Ltd. (The)	614,000	$1,829,248
*	Fuji Fire & Marine Insurance Co., Ltd. (The)	526,000	619,048
#	Fukui Bank, Ltd. (The)	841,000	2,740,342
*	Fukushima Bank, Ltd.	836,000	501,691
	Fuyo General Lease Co., Ltd.	97,900	2,195,579
	Goldcrest Co., Ltd.	55,870	1,684,569
	Heiwa Real Estate Co., Ltd.	171,000	583,918
	Higashi-Nippon Bank, Ltd.	626,000	1,307,662
	Higo Bank, Ltd. (The)	2,000	11,776
	Hokkoku Bank, Ltd. (The)	634,000	2,644,293
#	Hokuetsu Bank, Ltd. (The)	875,000	1,672,840
	Hyakugo Bank, Ltd. (The)	62,000	318,539
#	IBJ Leasing Co., Ltd.	107,600	1,547,358
	Ichiyoshi Securities Co., Ltd.	160,600	1,098,188
*	Juroku Bank, Ltd.	83,000	283,130
*	Kabu.Com Securities Co., Ltd.	508	612,294
*	Kachikaihatsu Co., Ltd.	186,000	57,766
	Kagawa Bank, Ltd. (The)	269,350	1,064,527
*	Kanto Tsukuba Bank, Ltd. (The)	188,800	645,321
#*	Kenedix, Inc.	722	285,768
	Kirayaka Bank, Ltd.	98,000	87,386
	Kita-Nippon Bank, Ltd. (The)	29,706	917,807
	Kiyo Holdings, Inc.	2,135,900	2,708,151
#	Kobayashi Yoko Co., Ltd.	268,200	961,639
#	Kosei Securities Co., Ltd.	295,000	324,315
*	L Kakuei Corp.	100,000	—
#*	Leopalace21 Corp.	19,200	153,697
	Marusan Securities Co., Ltd.	256,000	1,562,780
	Michinoku Bank, Ltd. (The)	524,000	1,193,731
*	Minato Bank, Ltd. (The)	1,198,000	1,663,254
	Mito Securities Co., Ltd.	271,000	646,208
	Miyazaki Bank, Ltd. (The)	494,000	2,055,188
#*	Mizuho Investors Securities Co., Ltd.	772,000	788,832
#	Monex Group, Inc.	2,475	891,276
	Musashino Bank, Ltd.	62,900	1,899,652
	Nagano Bank, Ltd. (The)	314,000	701,993
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	—
#*	NIS Group Co., Ltd.	1,265,725	407,897
	Nisshin Fudosan Co., Ltd.	118,800	653,975
#	Ogaki Kyoritsu Bank, Ltd. (The)	172,000	591,003
	Oita Bank, Ltd. (The)	491,900	1,919,920
	Okasan Securities Group, Inc.	594,000	2,640,605
	Ricoh Leasing Co., Ltd.	91,100	2,001,002
#	RISA Partners, Inc.	479	308,938
#	Sankei Building Co., Ltd.	182,100	1,226,267
*	Sapporo Hokuyo Holdings, Inc.	371,500	1,315,118
	Shikoku Bank, Ltd.	742,000	2,640,879
#	Shimizu Bank, Ltd.	32,100	1,314,346
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	1,182,709
*	Sun Frontier Fudousan Co., Ltd.	208	56,870
	Takagi Securities Co., Ltd.	208,000	381,683
#	TOC Co., Ltd.	422,050	1,849,703
	Tochigi Bank, Ltd.	386,000	1,870,820
	Toho Bank, Ltd.	759,200	3,366,268
	Toho Real Estate Co., Ltd.	165,700	952,078
	Tohoku Bank, Ltd.	390,000	624,269
	Tokai Tokyo Financial Holdings, Inc.	898,000	2,816,821
#	Tokushima Bank, Ltd.	267,200	1,094,207
	Tokyo Rakutenchi Co., Ltd.	222,000	921,713
	Tokyo Tatemono Co., Ltd.	359,000	1,748,886

#	Tokyo Theatres Co., Inc.	299,000	$575,321
#	Tokyo Tomin Bank, Ltd.	110,100	1,791,965
#	Tokyu Livable, Inc.	102,300	859,205
	Tomato Bank, Ltd.	397,000	962,960
#	Tottori Bank, Ltd.	328,000	893,438
#*	Towa Bank, Ltd.	876,000	574,205
*	Toyo Securities Co., Ltd.	307,000	633,555
*	Yachiyo Bank, Ltd.	1,400	42,417
#	Yamagata Bank, Ltd.	584,500	3,010,610
	Yamanashi Chuo Bank, Ltd.	231,000	1,114,894
	Yuraku Real Estate Co., Ltd.	334,000	916,600
Total Financials			117,196,509

Health Care — (3.4%)
	Aloka Co., Ltd.	89,000	861,907
	As One Corp.	69,568	1,323,288
	ASKA Pharmaceutical Co., Ltd.	101,000	977,977
	Create Medic Co., Ltd.	28,000	283,223
	Eiken Chemical Co., Ltd.	78,900	938,937
	FALCO biosystems, Ltd.	34,300	381,017
#	Fuso Pharmaceutical Industries, Ltd.	322,000	1,013,632
#	Green Hospital Supply, Inc.	940	663,905
	Hitachi Medical Corp.	90,000	854,769
	Hogy Medical Co., Ltd.	50,300	2,819,488
#	Iwaki & Co., Ltd.	55,000	160,334
#*	J Bridge Corp.	1,419,200	347,184
	Japan Medical Dynamic Marketing, Inc.	44,900	142,185
#	Jeol, Ltd.	268,000	1,198,817
	JMS Co., Ltd.	126,000	563,328
	Kaken Pharmaceutical Co., Ltd.	348,000	3,264,034
	Kawamoto Corp.	4,000	24,013
	Kawanishi Holdings, Ltd.	7,400	54,477
	Kawasumi Laboratories, Inc.	45,000	325,300
	Kissei Pharmaceutical Co., Ltd.	3,000	76,735
	Kyorin Co., Ltd.	177,000	3,006,911
	Mochida Pharmaceutical Co., Ltd.	31,000	327,721
	Nichii Gakkan Co.	242,400	2,418,922
	Nihon Kohden Corp.	151,200	2,518,465
#	Nikkiso Co., Ltd.	237,000	2,056,611
#	Nippon Chemiphar Co., Ltd.	131,000	450,634
	Nippon Shinyaku Co., Ltd.	237,000	3,350,499
	Nipro Corp.	180,100	4,207,774
	Nissui Pharmaceutical Co., Ltd.	66,100	561,772
#	Paramount Bed Co., Ltd.	98,800	2,120,987
	Rion Co., Ltd.	5,000	27,820
	Rohto Pharmaceutical Co., Ltd.	17,000	231,621
*	Sawai Pharmaceutical Co., Ltd.	4,500	260,649
	Seikagaku Corp.	198,500	2,868,746
#*	So-net M3, Inc.	32	111,929
#	SSP Co., Ltd.	319,000	1,750,771
*	Toho Holdings Co., Ltd.	3,100	42,704
	Torii Pharmaceutical Co., Ltd.	74,100	1,413,937
#	Towa Pharmaceutical Co., Ltd.	55,400	2,720,594
*	Vital Ksk Holdings, Inc.	142,400	835,973
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	398,370
#	Zeria Pharmaceutical Co., Ltd.	146,000	1,595,917
Total Health Care			49,553,877

Industrials — (23.2%)
*	A&A Material Corp.	235,000	188,077
#	Advan Co., Ltd.	99,400	696,284

#*	Advanex, Inc.	121,000	$106,259
	Aeon Delight Co., Ltd.	105,300	1,487,227
	Aica Kogyo Co., Ltd.	236,500	2,519,904
	Aichi Corp.	187,800	949,510
	Aida Engineering, Ltd.	265,700	878,897
	Airtech Japan, Ltd.	26,700	184,032
	Alps Logistics Co., Ltd.	52,500	503,349
	Altech Co., Ltd.	23,000	50,299
	Altech Corp.	37,150	229,664
	Amano Corp.	269,000	2,327,391
	Ando Corp.	257,000	371,959
	Anest Iwata Corp.	149,000	511,596
*	AOMI Construction Co., Ltd.	211,000	2,351
	Asahi Diamond Industrial Co., Ltd.	245,000	1,777,732
#*	Asahi Holdings, Inc.	120,450	2,036,476
	Asahi Kogyosha Co., Ltd.	99,000	404,645
*	Asanuma Corp.	1,337,000	965,178
	Asia Air Survey Co., Ltd.	32,000	85,157
	Asunaro Aoki Construction Co., Ltd.	166,500	898,585
	Ataka Construction & Engineering Co., Ltd.	60,000	163,025
	Bando Chemical Industries, Ltd.	340,000	947,537
	Bidec Servo Corp.	78,000	372,855
	Biken Techno Corp.	14,100	64,967
	Bunka Shutter Co., Ltd.	239,000	905,887
	Central Glass Co., Ltd.	601,000	2,662,824
	Central Security Patrols Co., Ltd.	44,700	466,046
#	Chudenko Corp.	158,600	2,615,392
	Chugai Ro Co., Ltd.	327,000	990,270
	CKD Corp.	229,700	1,651,757
	Commuture Corp.	150,202	1,093,545
	Cosel Co., Ltd.	130,700	1,726,722
	CTI Engineering Co., Ltd.	44,000	265,120
	Dai-Dan Co., Ltd.	156,000	918,649
	Daido Kogyo Co., Ltd.	145,000	240,499
	Daifuku Co., Ltd.	192,500	1,285,971
#	Daihen Corp.	459,000	1,877,451
#*	Daiho Corp.	1,123,000	848,351
#	Daiichi Chuo Kisen Kaisha	259,000	579,627
#	Daiichi Jitsugyo Co., Ltd.	194,000	583,835
	Daimei Telecom Engineering Corp.	140,000	1,383,968
#	Daiseki Co., Ltd.	147,263	2,896,469
*	Daisue Construction Co., Ltd.	271,500	114,736
	Daiwa Industries, Ltd.	169,000	973,817
	Daiwa Odakyu Construction Co., Ltd.	63,500	179,078
#	Danto Holdings Corp.	502,000	592,707
	Denyo Co., Ltd.	90,600	744,332
	Dijet Industrial Co., Ltd.	81,000	134,655
	DMW Corp.	4,800	85,611
*	Dream Incubator, Inc.	168	112,059
*	Duskin Co., Ltd.	33,800	634,897
*	Ebara Corp.	825,000	3,621,829
#*	Enshu, Ltd.	215,000	195,860
	Freesia Macross Corp.	1,355,000	300,867
*	Fuji Electric Holdings Co., Ltd.	1,214,000	2,236,477
*	Fujisash Co., Ltd.	49,300	24,179
	Fujitec Co., Ltd.	304,000	1,725,635
*	Fukuda Corp.	686,000	1,335,978
	Fukusima Industries Corp.	29,700	284,768
#	Fukuyama Transporting Co., Ltd.	425,400	2,265,409
	Funai Consulting, Co., Ltd.	99,300	565,740
	Furukawa Co., Ltd.	1,390,000	1,941,966

	Furusato Industries, Ltd.	50,600	$382,191
	Futaba Corp.	159,500	2,597,651
	Gecoss Corp.	113,600	535,748
	Hamai Co., Ltd.	97,000	90,448
	Hanwa Co., Ltd.	726,000	2,613,281
	Hazama Corp.	285,800	298,713
	Hibiya Engineering, Ltd.	130,000	1,209,805
#	Hitachi Cable, Ltd.	390,000	1,137,654
	Hitachi Metals Techno, Ltd.	57,500	237,490
	Hitachi Tool Engineering, Ltd.	94,000	867,178
	Hitachi Transport System, Ltd.	27,400	381,021
#*	Hitachi Zosen Corp.	1,506,500	1,908,343
	Hokuetsu Industries Co., Ltd.	96,000	156,909
	Hokuriku Electrical Construction Co., Ltd.	56,000	178,596
	Hosokawa Micron Corp.	144,000	593,178
*	Howa Machinery, Ltd.	379,000	243,727
	Ichiken Co., Ltd.	105,000	133,156
	Ichinen Holdings Co., Ltd.	71,100	335,388
#	Idec Corp.	131,900	1,042,338
	Iino Kaiun Kaisha, Ltd.	337,400	1,624,667
	Inaba Denki Sangyo Co., Ltd.	86,000	2,056,238
	Inaba Seisakusho Co., Ltd.	60,800	626,774
	Inabata and Co., Ltd.	219,900	911,199
	Inui Steamship Co., Ltd.	80,800	579,865
#*	Iseki & Co., Ltd.	759,000	3,038,336
#	Ishii Iron Works Co., Ltd.	110,000	201,327
#*	Ishikawa Seisakusho, Ltd.	154,000	99,148
*	Ishikawajima Construction Materials Co., Ltd.	216,000	192,434
	Ishikawajima Transport Machinery Co., Ltd.	73,000	326,947
	Itoki Corp.	174,200	464,447
#	Iwatani International Corp.	847,000	2,598,656
#	Jalux, Inc.	43,300	592,512
#	Jamco Corp.	82,000	471,756
	Japan Airport Terminal Co., Ltd.	57,800	722,477
#*	Japan Bridge Corp.	44,350	86,996
	Japan Foundation Engineering Co., Ltd.	95,600	245,217
	Japan Kenzai Co., Ltd.	93,440	395,622
#	Japan Pulp & Paper Co., Ltd.	501,000	1,912,523
	Japan Steel Tower Co., Ltd.	44,000	193,785
	Japan Transcity Corp.	231,000	809,873
	JFE Shoji Holdings, Inc.	243,000	884,272
	K.R.S. Corp.	38,200	409,898
*	Kamagai Gumi Co., Ltd.	583,800	434,969
	Kamei Corp.	118,000	679,215
	Kanaden Corp.	118,000	720,947
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,107,599
	Kanamoto Co., Ltd.	114,000	528,181
*	Kanematsu Corp.	1,442,625	1,280,092
#*	Kanematsu-NNK Corp.	125,000	162,305
#	Katakura Industries Co., Ltd.	115,900	1,344,765
	Kato Works Co., Ltd.	197,000	426,688
#*	Kawada Technologies, Inc.	107,200	1,842,037
	Kawagishi Bridge Works Co., Ltd.	38,000	115,198
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	270,350
*	Keihin Co., Ltd. (The)	199,000	263,253
#	Kimura Chemical Plants Co., Ltd.	59,400	643,068
	Kinki Sharyo Co., Ltd.	207,000	1,887,984
	Kintetsu World Express, Inc.	101,800	2,376,756
#	Kitagawa Iron Works Co., Ltd.	335,000	394,220
#	Kitano Construction Corp.	252,000	613,768
	Kitazawa Sangyo Co., Ltd.	57,000	125,151

	Kitz Corp.	409,000	$2,050,999
	Kodensha Co., Ltd. (The)	25,000	50,967
#	Koike Sanso Kogyo Co., Ltd.	152,000	455,448
	Koito Industries, Ltd.	102,000	414,359
	Kokuyo Co., Ltd.	107,825	983,715
	Komai Tekko, Inc.	109,000	254,388
	Komatsu Wall Industry Co., Ltd.	32,900	432,212
	Komori Corp.	109,000	1,318,968
	Kondotec, Inc.	40,500	280,630
*	Kosaido Co., Ltd.	386,900	983,172
	Kuroda Electric Co., Ltd.	109,900	1,342,060
	Kyodo Printing Co., Ltd.	303,000	980,570
	Kyoei Sangyo Co., Ltd.	97,000	215,852
	Kyokuto Boeki Kaisha, Ltd.	82,000	120,350
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	582,637
	Kyosan Electric Manufacturing Co., Ltd.	213,000	1,003,609
	Kyowa Exeo Corp.	306,000	2,995,614
	Kyudenko Corp.	238,000	1,511,235
*	LCA Holdings Corp.	14,600	1,139
#*	Lonseal Corp.	127,000	152,361
	Maeda Corp.	624,000	2,003,703
	Maeda Road Construction Co., Ltd.	291,000	2,614,805
*	Maezawa Industries, Inc.	59,300	139,254
#	Maezawa Kaisei Industries Co., Ltd.	53,300	569,098
	Maezawa Kyuso Industries Co., Ltd.	50,400	818,169
	Makino Milling Machine Co., Ltd.	322,000	1,238,912
	Marubeni Construction Material Lease Co., Ltd.	78,000	111,692
	Maruka Machinery Co., Ltd.	28,100	229,346
	Maruwn Corp.	66,000	189,378
#	Maruyama Manufacturing Co., Inc.	150,000	299,484
	Maruzen Showa Unyu Co., Ltd.	327,000	1,130,440
#	Matsuda Sangyo Co., Ltd.	80,282	1,320,966
	Matsui Construction Co., Ltd.	98,600	379,932
	Max Co., Ltd.	184,000	1,915,480
#	Meidensha Corp.	764,050	3,991,266
*	Meiji Machine Co., Ltd.	213,000	108,976
#	Meiji Shipping Co., Ltd.	106,100	482,918
	Meisei Industrial Co., Ltd.	29,000	70,373
#	Meitec Corp.	132,000	2,232,012
	Meito Transportation Co., Ltd.	22,000	190,897
#*	Meiwa Trading Co., Ltd.	140,000	256,580
	Mesco, Inc.	30,000	156,074
	Misumi Group, Inc.	29,700	620,756
	Mitani Corp.	52,600	373,863
#*	Mitsubishi Cable Industries, Ltd.	717,000	684,858
	Mitsubishi Kakoki Kaisha, Ltd.	248,000	691,108
	Mitsubishi Pencil Co., Ltd.	118,300	1,455,924
#	Mitsuboshi Belting, Ltd.	274,000	1,124,354
#	Mitsui Matsushima Co., Ltd.	338,000	491,289
#	Mitsui-Soko Co., Ltd.	475,000	1,801,088
	Mitsumura Printing Co., Ltd.	93,000	346,804
	Miura Co., Ltd.	132,100	3,729,397
	Miura Printing Corp.	19,000	47,056
#*	Miyaji Engineering Group	1,877,175	1,693,955
#*	Miyakoshi Corp.	48,400	353,486
*	Mori Denki Mfg. Co., Ltd.	625,000	82,745
#	Mori Seiki Co., Ltd.	110,400	1,308,751
	Morita Holdings Corp.	159,000	858,383
#	Moshi Moshi Hotline, Inc.	117,900	2,293,523
	Mystar Engineering Corp.	15,600	49,682
	Nabtesco Corp.	174,000	2,068,954

	NAC Co., Ltd.	28,900	$291,732
	Nachi-Fujikoshi Corp.	588,000	1,325,606
	Naikai Zosen Corp.	75,000	245,993
	Nakano Corp.	103,000	196,369
	Narasaki Sangyo Co., Ltd.	68,000	80,286
	NEC Capital Solutions, Ltd.	70,700	1,083,404
	NEC System Integration & Construction, Ltd.	141,700	1,930,259
	New Tachikawa Aircraft Co., Ltd.	9,900	551,369
#	Nichias Corp.	424,000	1,578,672
	Nichiban Co., Ltd.	122,000	443,884
	Nichiha Corp.	112,480	757,625
	Nichireki Co., Ltd.	96,000	381,680
	Nihon Spindle Manufacturing Co., Ltd.	115,000	183,934
	Nikko Co., Ltd.	127,000	380,989
	Nippo Corp.	276,000	2,249,287
#	Nippon Carbon Co., Ltd.	396,000	1,296,115
#	Nippon Conveyor Co., Ltd.	168,000	156,810
	Nippon Densetsu Kogyo Co., Ltd.	204,000	1,927,280
	Nippon Denwa Shisetu Co., Ltd.	203,000	688,082
	Nippon Filcon Co., Ltd.	73,100	386,081
	Nippon Hume Corp.	91,000	300,493
	Nippon Jogesuido Sekkei Co., Ltd.	289	325,134
#	Nippon Kanzai Co., Ltd.	55,500	1,036,986
	Nippon Koei Co., Ltd.	272,000	856,016
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,939,078
#	Nippon Seisen Co., Ltd.	107,000	311,404
#	Nippon Sharyo, Ltd.	78,000	501,305
*	Nippon Shindo Co., Ltd.	50,000	52,528
	Nippon Signal Co., Ltd.	210,200	2,016,057
	Nippon Steel Trading Co., Ltd.	374,000	644,521
#	Nippon Thompson Co., Ltd.	255,000	1,444,550
	Nippon Tungsten Co., Ltd.	81,000	114,637
	Nippon Yusoki Co., Ltd.	138,000	320,669
	Nishimatsu Construction Co., Ltd.	954,000	1,356,327
	Nishishiba Electric Co., Ltd.	101,000	188,027
	Nissei Corp.	104,600	792,415
	Nissei Plastic Industrial Co., Ltd.	392,200	1,240,946
	Nissin Corp.	342,000	890,574
	Nitchitsu Co., Ltd.	60,000	146,184
	Nitta Corp.	101,400	1,555,943
	Nitto Boseki Co., Ltd.	847,000	1,666,624
	Nitto Electric Works, Ltd.	150,700	1,507,372
	Nitto Kohki Co., Ltd.	73,500	1,478,793
	Nitto Seiko Co., Ltd.	140,000	360,848
*	Nittoc Construction Co., Ltd.	316,000	165,527
*	Noda Corp.	169,300	318,293
	Nomura Co., Ltd.	205,000	573,176
	Noritake Co., Ltd.	543,000	1,671,378
#	Noritz Corp.	107,900	1,442,617
*	Oak Capital Corp.	662,354	133,017
	Obayashi Road Corp.	106,000	206,638
	Oiles Corp.	119,142	2,035,665
	Okamoto Machine Tool Works, Ltd.	164,000	167,683
#	Okamura Corp.	370,900	1,831,206
#	Okano Valve Manufacturing Co.	58,000	626,000
	Oki Electric Cable Co., Ltd.	117,000	173,045
#	OKK Corp.	255,000	235,253
#	OKUMA Corp.	152,000	762,361
#	Okumura Corp.	750,400	2,822,777
	O-M, Ltd.	105,000	354,594
	Onoken Co., Ltd.	70,000	701,294

#	Organo Corp.	198,000	$1,500,719
*	Oriental Shiraishi Corp.	442,800	4,933
*	Original Engineering Consultants Co., Ltd.	66,500	100,455
	OSG Corp.	116,800	1,196,826
	Oyo Corp.	107,500	1,080,652
#*	P.S. Mitsubishi Construction Co., Ltd.	76,800	284,191
#	Park24 Co., Ltd.	131,900	1,513,763
*	Penta-Ocean Construction Co., Ltd.	841,000	1,086,599
#	Pilot Corp.	759	845,437
	Pronexus, Inc.	133,400	1,051,642
	Raito Kogyo Co., Ltd.	193,700	454,577
	Rheon Automatic Machinery Co., Ltd.	64,000	182,266
	Ryobi, Ltd.	558,200	1,767,218
*	Sailor Pen Co., Ltd.	127,000	79,110
	Sakai Heavy Industries, Ltd.	126,000	212,522
#*	Sakurada Co., Ltd.	225,000	60,167
#*	Sanix, Inc.	157,400	293,903
	Sanki Engineering Co., Ltd.	261,000	2,190,002
#	Sanko Metal Industrial Co., Ltd.	118,000	375,462
*	Sankyo-Tateyama Holdings, Inc.	1,102,000	1,064,729
	Sankyu, Inc.	445,000	1,917,720
	Sanritsu Corp.	17,800	123,684
	Sanwa Holdings Corp.	326,000	1,119,659
	Sanyo Denki Co., Ltd.	214,000	1,071,776
	Sanyo Engineering & Construction, Inc.	48,000	176,121
	Sanyo Industries, Ltd.	102,000	183,765
#	Sasebo Heavy Industries Co., Ltd.	546,000	1,126,662
	Sato Corp.	108,600	1,473,473
	Sato Shoji Corp.	65,300	358,664
#*	Sawafuji Electric Co., Ltd.	48,000	95,987
	Secom Joshinetsu Co., Ltd.	33,900	743,022
	Secom Techno Service Co., Ltd.	40,500	1,093,389
	Seibu Electric Industry Co., Ltd.	67,000	302,465
	Seika Corp.	267,000	688,514
#*	Seikitokyu Kogyo Co., Ltd.	335,000	152,645
	Seino Holdings Co., Ltd.	157,000	1,357,233
	Sekisui Jushi Co., Ltd.	162,000	1,420,466
#	Senko Co., Ltd.	371,000	1,547,798
	Senshu Electric Co., Ltd.	37,300	442,110
#	Shibusawa Warehouse Co., Ltd.	259,000	981,367
	Shibuya Kogyo Co., Ltd.	82,300	731,465
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,378,830
	Shin Nippon Air Technologies Co., Ltd.	84,980	583,547
#	Shin-Keisei Electric Railway Co., Ltd.	174,000	681,952
#	Shin-Kobe Electric Machinery Co., Ltd.	113,000	1,344,104
	Shinmaywa Industries, Ltd.	403,000	1,577,344
	Shinnihon Corp.	215,900	405,721
	Shinsho Corp.	284,000	495,551
	Shinwa Kaiun Kaisha, Ltd.	409,000	1,074,472
#	Sho-Bond Corp.	98,100	1,915,930
#	Shoko Co., Ltd.	316,000	393,609
#	Showa Aircraft Industry Co., Ltd.	112,000	934,683
	Showa KDE Co., Ltd.	124,000	133,763
#	Sinfonia Technology Co., Ltd.	496,000	1,361,938
	Sintokogio, Ltd.	191,800	1,458,375
	Soda Nikka Co., Ltd.	67,000	233,425
	Sohgo Security Services Co., Ltd.	136,700	1,620,279
#	Space Co., Ltd.	73,420	571,411
	Subaru Enterprise Co., Ltd.	59,000	185,332
	Sugimoto & Co., Ltd.	34,100	356,637
	Sumitomo Densetsu Co., Ltd.	104,600	536,572

*	Sumitomo Mitsui Construction Co., Ltd.	122,000	$114,173
#	Sumitomo Precision Products Co., Ltd.	176,000	649,505
	Sumitomo Warehouse Co., Ltd.	292,000	1,408,813
#	Sun Wave Corp.	801,000	2,227,165
*	Suzuki Metal Industry Co., Ltd.	71,000	162,765
#*	SWCC Showa Holdings Co., Ltd.	831,000	866,150
	Tadano, Ltd.	157,579	773,190
	Taihei Dengyo Kaisha, Ltd.	152,000	1,841,438
	Taihei Kogyo Co., Ltd.	257,000	786,261
#*	Taiheiyo Kaiun Co., Ltd.	167,000	157,325
	Taiheiyo Kouhatsu, Inc.	95,000	75,926
	Taikisha, Ltd.	125,600	1,682,783
	Takada Kiko Co., Ltd.	350,000	770,171
	Takano Co., Ltd.	52,000	340,137
#	Takara Printing Co., Ltd.	38,055	333,412
	Takara Standard Co., Ltd.	515,000	3,093,016
#	Takasago Thermal Engineering Co., Ltd.	292,000	2,532,019
#*	Takashima & Co., Ltd.	137,000	199,484
	Takigami Steel Construction Co., Ltd.	50,000	121,032
	Takisawa Machine Tool Co., Ltd.	191,000	148,802
*	Takuma Co., Ltd.	297,000	840,881
*	Tanseisha Co., Ltd.	74,000	163,567
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	557,664
*	TCM Corp.	238,000	507,881
	Techno Associe Co., Ltd.	58,400	467,556
	Techno Ryowa, Ltd.	71,390	409,224
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	616,933
*	Tekken Corp.	521,000	447,295
	Teraoka Seisakusho Co., Ltd.	53,600	256,084
	Toa Corp.	744,000	853,186
	Toa Doro Kogyo Co., Ltd.	155,000	249,764
#*	Tobishima Corp.	1,548,500	551,360
#	Tocalo Co., Ltd.	51,600	936,566
	Toda Corp.	623,000	2,194,940
	Todentu Corp.	121,000	224,742
	Toenec Corp.	264,000	1,635,021
	Tokai Lease Co., Ltd.	86,000	147,498
#	Toko Electric Corp.	88,000	512,527
	Tokyo Biso Kogyo Corp.	19,000	142,105
	Tokyo Energy & Systems, Inc.	126,000	1,023,567
	Tokyo Keiki, Inc.	265,000	359,845
#	Tokyo Kikai Seisakusho, Ltd.	304,000	514,050
	Tokyo Sangyo Co., Ltd.	78,000	252,972
	Tokyu Community Corp.	48,200	1,096,987
	Toli Corp.	207,000	458,214
	Tomoe Corp.	115,500	308,446
	Tonami Holdings Co., Ltd.	331,000	898,860
#*	Tori Holdings Co., Ltd.	296,900	168,794
#	Torishima Pump Manufacturing Co., Ltd.	102,200	1,666,156
#	Toshiba Machine Co., Ltd.	249,000	914,820
#	Toshiba Plant Kensetsu Co., Ltd.	219,450	2,920,428
	Tosho Printing Co., Ltd.	243,000	622,294
	Totetsu Kogyo Co., Ltd.	122,000	862,660
#*	Totoku Electric Co., Ltd.	129,000	147,749
#	Toyo Electric Co., Ltd.	156,000	1,458,955
#	Toyo Engineering Corp.	628,400	2,133,351
	Toyo Machinery & Metal Co., Ltd.	61,000	93,544
	Toyo Shutter Co., Ltd.	11,800	87,809
#	Toyo Tanso Co, Ltd.	19,400	1,002,492
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	517,757
	Trinity Industrial Corp.	56,000	300,701

	Trusco Nakayama Corp.	101,500	$1,754,659
#	Tsubakimoto Chain Co.	579,700	2,367,878
	Tsubakimoto Kogyo Co., Ltd.	97,000	228,388
#	Tsugami Corp.	265,000	505,850
	Tsukishima Kikai Co., Ltd.	146,000	941,437
	Tsurumi Manufacturing Co., Ltd.	94,000	705,731
	Tsuzuki Denki Co., Ltd.	75,000	304,453
	TTK Co., Ltd.	62,000	254,779
	Uchida Yoko Co., Ltd.	171,000	565,173
	Ueki Corp.	455,000	649,162
#	Union Tool Co.	70,600	2,246,103
	Utoc Corp.	96,400	288,075
*	Venture Link Co., Ltd.	405,500	76,796
#*	Wakachiku Construction Co., Ltd.	2,783,000	1,483,206
	Weathernews, Inc.	26,700	425,822
#	Yahagi Construction Co., Ltd.	151,000	1,031,915
	YAMABIKO Corp.	28,782	387,916
	Yamato Corp.	82,000	283,227
	Yamaura Corp.	40,500	91,873
	Yamazen Co., Ltd.	306,600	1,131,679
	Yasuda Warehouse Co., Ltd. (The)	98,200	736,588
	Yokogawa Bridge Holdings Corp.	139,400	1,120,552
	Yondenko Corp.	133,800	720,930
	Yuasa Trading Co., Ltd.	779,000	856,982
	Yuken Kogyo Co., Ltd.	156,000	239,182
	Yurtec Corp.	237,000	1,550,851
*	Yusen Air & Sea Service Co., Ltd.	9,700	125,052
#	Yushin Precision Equipment Co., Ltd.	53,534	930,668
Total Industrials			337,960,069

Information Technology — (9.9%)
#	Ai Holdings Corp.	182,600	638,766
	Aichi Tokei Denki Co., Ltd.	113,000	339,857
#	Aiphone Co., Ltd.	70,900	1,270,238
#*	Allied Telesis Holdings K.K.	470,700	240,821
	Alpha Systems, Inc.	37,000	756,664
*	Alps Electric Co., Ltd.	351,500	2,020,325
	Anritsu Corp.	435,000	1,482,192
	AOI Electronics Co., Ltd.	37,400	707,505
	Apic Yamada Corp.	36,000	80,155
#	CAC Corp.	69,100	544,314
	Canon Electronics, Inc.	68,200	1,270,241
	Canon Finetech, Inc.	107,970	1,399,236
	Capcom Co., Ltd.	137,800	2,700,290
	Chino Corp.	158,000	441,448
#	CMK Corp.	70,100	597,037
	Computer Engineering & Consulting, Ltd.	61,500	382,817
#	Core Corp.	45,700	322,152
	Cresco, Ltd.	23,200	117,433
#*	CSK Holdings Corp.	144,200	543,231
#	Cybozu, Inc.	615	158,972
*	Daiko Denshi Tsushin, Ltd.	23,000	42,535
#*	Dainippon Screen Manufacturing Co., Ltd.	652,000	2,467,739
	Denki Kogyo Co., Ltd.	237,000	1,215,023
	DKK TOA Corp.	31,000	65,422
	DTS Corp.	84,900	774,595
#	Dwango Co., Ltd.	230	525,910
	eAccess, Ltd.	4,312	3,001,848
	Eizo Nanao Corp.	75,600	1,795,925
*	Elna Co., Ltd.	97,000	101,087
	ESPEC Corp.	79,800	477,771

#*	FDK Corp.	469,000	$625,018
#	Fuji Soft, Inc.	127,900	2,149,071
*	Fujitsu Component, Ltd.	177	41,397
	Fujitsu Frontech, Ltd.	78,600	778,753
	Fuso Dentsu Co., Ltd.	16,000	61,094
	Future Architect, Inc.	1,464	617,992
	GMO Internet, Inc.	10,100	44,104
#	Hakuto Co., Ltd.	80,300	779,972
	Hitachi Business Solution Co., Ltd.	43,200	332,687
	Hitachi Kokusai Electric, Inc.	303,500	2,355,145
#	Hochiki Corp.	97,000	575,853
#	Hokuriku Electric Industry Co., Ltd.	308,000	605,731
#	Horiba, Ltd.	83,500	2,154,491
#	Hosiden Corp.	243,000	3,276,383
	Icom, Inc.	49,700	1,273,616
#*	Ikegami Tsushinki Co., Ltd.	174,000	158,225
	Ines Corp.	172,500	1,463,419
	I-Net Corp.	47,800	264,661
	Information Services International-Dentsu, Ltd.	84,500	601,440
*	Internet Initiative Japan, Inc.	24	55,591
#	Ishii Hyoki Co., Ltd.	23,700	313,806
#	IT Holdings Corp.	262,001	3,601,665
*	ITC Networks Corp.	21	45,583
*	Iwatsu Electric Co., Ltd.	303,000	289,690
	Japan Aviation Electronics Industry, Ltd.	300,600	1,790,519
	Japan Business Computer Co., Ltd.	74,900	531,212
#	Japan Cash Machine Co., Ltd.	99,415	971,269
	Japan Digital Laboratory Co., Ltd.	113,400	1,598,226
#	Japan Radio Co., Ltd.	435,000	1,106,337
	Jastec Co., Ltd.	61,400	356,789
	JBIS Holdings, Inc.	79,600	318,008
	JIEC Co., Ltd.	199	165,212
	Kaga Electronics Co., Ltd.	97,300	1,011,916
#	Kakaku.com, Inc.	507	1,860,825
	Kanematsu Electronics, Ltd.	83,100	839,121
	Kawatetsu Systems, Inc.	174	154,956
	Koa Corp.	148,700	1,336,006
#*	Kubotek Corp.	403	143,296
	Kyoden Co., Ltd.	160,000	217,338
	Kyowa Electronic Instruments Co., Ltd.	52,000	154,295
	Macnica, Inc.	56,400	909,276
#	Marubun Corp.	96,100	601,047
	Maruwa Co., Ltd.	36,500	928,722
	Maspro Denkoh Corp.	61,000	602,760
	Megachips Corp.	87,300	1,883,142
*	Meisei Electric Co., Ltd.	359,000	387,641
#	Melco Holdings, Inc.	9,000	160,126
	Mimasu Semiconductor Industry Co., Ltd.	97,281	1,384,822
	Miroku Jyoho Service Co., Ltd.	107,000	245,672
#*	Mitsui High-Tec, Inc.	141,900	1,783,541
	Mitsui Knowledge Industry Co., Ltd.	3,688	661,055
#*	Mutoh Holdings Co., Ltd.	160,000	254,319
*	Nagano Japan Radio Co., Ltd.	85,000	134,114
*	Nagano Keiki Co., Ltd.	600	4,203
	Nakayo Telecommunications, Inc.	543,000	1,153,003
*	NEC Electronics Corp.	63,300	560,326
	NEC Fielding, Ltd.	123,900	1,930,855
	NEC Mobiling, Ltd.	49,600	1,326,679
	Net One Systems Co., Ltd.	1,889	2,845,088
*	Netmarks, Inc.	523	148,366
	Nichicon Corp.	265,000	3,380,515

#	Nidec Sankyo Corp.	200,000	$1,131,227
#	Nihon Dempa Kogyo Co., Ltd.	69,000	1,332,005
#*	Nihon Inter Electronics Corp.	104,700	340,327
#	Nihon Unisys, Ltd.	169,700	1,525,569
*	Nippon Avionics Co., Ltd.	83,000	176,917
#	Nippon Ceramic Co., Ltd.	86,700	1,228,213
	Nippon Chemi-Con Corp.	466,000	2,267,777
	Nippon Systemware Co., Ltd.	30,000	100,997
#	Nohmi Bosai, Ltd.	144,000	1,202,312
	NS Solutions Corp.	55,700	1,016,159
#	NSD Co., Ltd.	173,800	1,868,696
*	OBIC Business Consultants, Ltd.	3,250	179,938
	Okaya Electric Industries Co., Ltd.	73,000	205,712
*	Oki Electric Industry Co., Ltd.	2,062,000	1,830,779
	Ono Sokki Co., Ltd.	103,000	487,260
	Origin Electric Co., Ltd.	105,000	266,080
#	Osaki Electric Co., Ltd.	128,000	1,462,582
*	Panasonic Electric Works Information systems Co., Ltd.	1,600	42,392
	PCA Corp.	17,500	175,131
#*	Pixela Corp.	33,000	128,760
*	Rikei Corp.	180,000	226,396
	Riken Keiki Co., Ltd.	77,800	604,673
#	Roland DG Corp.	59,800	855,407
	Ryoden Trading Co., Ltd.	152,000	979,034
	Ryosan Co., Ltd.	122,000	3,130,990
	Ryoyo Electro Corp.	108,000	929,477
	Sanken Electric Co., Ltd.	300,000	1,027,337
	Sanko Co., Ltd.	22,000	72,073
	Sanshin Electronics Co., Ltd.	108,100	866,982
	Satori Electric Co., Ltd.	56,380	387,369
*	Saxa Holdings, Inc.	194,000	435,081
	Sekonic Corp.	36,000	48,803
#	Shibaura Mechatronics Corp.	171,000	542,771
	Shindengen Electric Manufacturing Co., Ltd.	296,000	861,896
	Shinkawa, Ltd.	68,400	1,326,792
	Shinko Shoji Co., Ltd.	75,900	649,435
#	Shizuki Electric Co., Inc.	103,000	486,634
#	Siix Corp.	83,700	696,755
*	Simplex Technology, Inc.	115	54,676
#	SMK Corp.	265,000	1,705,584
*	So-net Entertainment Corp.	26	53,390
	Sorun Corp.	92,600	477,740
*	SPC Electronics Corp.	48,200	66,961
#	SRA Holdings, Inc.	49,700	448,434
	Star Micronics Co., Ltd.	133,000	1,233,519
#	Sumida Corp.	66,249	441,824
	Sumisho Computer Systems Corp.	137,400	2,276,730
#	SUNX, Ltd.	117,400	417,420
	SystemPro Co., Ltd.	676	330,555
	Tachibana Eletech Co., Ltd.	62,400	497,901
#	Taiyo Yuden Co., Ltd.	200,000	2,350,696
#	Tamura Corp.	253,000	869,601
*	Tecmo Koei Holdings Co., Ltd.	199,430	1,608,501
#	Teikoku Tsushin Kogyo Co., Ltd.	172,000	459,448
	TKC Corp.	100,600	2,194,611
*	Toko, Inc.	331,000	525,618
	Tokyo Denpa Co., Ltd.	24,900	180,191
	Tokyo Electron Device, Ltd.	352	463,732
#	Tokyo Seimitsu Co., Ltd.	110,000	1,479,196
	Tomen Electronics Corp.	50,600	568,593
#	Topcon Corp.	154,800	708,962

	Tose Co., Ltd.	23,100	$160,204
	Toshiba TEC Corp.	335,000	1,565,402
	Toukei Computer Co., Ltd.	27,710	367,223
#	Toyo Corp.	110,600	1,131,697
#*	Trans Cosmos, Inc.	147,100	1,346,801
	Tsuzuki Densan Co., Ltd.	22,500	66,455
#	Ulvac, Inc.	86,700	2,276,821
#*	Uniden Corp.	121,000	282,323
*	Union Holdings Co., Ltd.	928,200	83,043
*	Wacom Co., Ltd.	497	1,181,578
	XNET Corp.	21	32,199
#*	Yamaichi Electronics Co., Ltd.	275,600	628,528
	Yaskawa Information Systems Corp.	40,000	137,005
	Ye Data, Inc.	43,000	67,408
#	Yokowo Co., Ltd.	69,500	455,433
#	Zuken, Inc.	95,200	738,358
Total Information Technology			143,818,632

Materials — (10.7%)
	Achilles Corp.	670,000	1,087,055
	Adeka Corp.	341,200	3,408,331
	Agro-Kanesho Co., Ltd.	7,000	59,311
	Aichi Steel Corp.	367,000	1,537,196
	Arakawa Chemical Industries, Ltd.	67,700	785,127
	Araya Industrial Co., Ltd.	204,000	299,640
	Aronkasei Co., Ltd.	124,000	524,427
#	Asahi Organic Chemicals Industry Co., Ltd.	334,000	890,850
	Chuetsu Pulp and Paper Co., Ltd.	395,000	952,456
#*	Chugai Mining Co., Ltd.	852,400	398,086
	Chugoku Marine Paints, Ltd.	233,000	1,459,833
*	Chugokukogyo Co., Ltd.	105,000	103,786
	Chuo Denki Kogyo Co., Ltd.	90,000	714,806
#	Co-Op Chemical Co., Ltd.	159,000	297,206
#*	Dai Nippon Toryo, Ltd.	488,000	553,258
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	430,134
	Daiichi Kogyo Seiyaku Co., Ltd.	121,000	366,695
#	Daiken Corp.	439,000	1,165,838
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	1,030,698
	Daio Paper Corp.	119,500	1,120,417
	Daiso Co., Ltd.	373,000	1,164,694
	DC Co., Ltd.	113,900	345,687
*	DIC Corp.	140,000	199,256
	Dowa Holdings Co., Ltd.	283,000	1,704,938
	Dynapac Co., Ltd.	25,000	84,685
#	FP Corp.	63,900	3,303,070
	Fujikura Kasei Co., Ltd.	94,500	530,384
	Fumakilla, Ltd.	85,000	392,698
	Geostar Corp.	90,000	103,000
	Godo Steel, Ltd.	542,000	1,058,748
#	Gun-Ei Chemical Industry Co., Ltd.	278,000	664,430
	Harima Chemicals, Inc.	78,000	397,754
#	Hodogaya Chemical Co., Ltd.	281,000	778,151
	Hokkan Holdings, Ltd.	210,000	546,401
	Hokko Chemical Industry Co., Ltd.	90,000	332,809
#	Hokuetsu Paper Mills, Ltd.	550,500	2,900,946
#	Hokushin Co., Ltd.	64,000	117,895
	Honshu Chemical Industry Co., Ltd.	35,000	147,748
	Ihara Chemical Industry Co., Ltd.	155,000	581,490
#	ISE Chemicals Corp.	86,000	567,091
*	Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,062,608
	Japan Carlit Co., Ltd.	59,800	301,861

	JSP Corp.	106,700	$954,449
#	Kanto Denka Kogyo Co., Ltd.	194,000	1,478,650
	Katakura Chikkarin Co., Ltd.	43,000	153,137
	Kawakin Holdings Co., Ltd.	11,000	35,548
	Kawasaki Kasei Chemicals, Ltd.	121,000	168,297
#*	Kishu Paper Co., Ltd.	260,000	265,748
	Koatsu Gas Kogyo Co., Ltd.	167,000	1,022,432
#	Kohsoku Corp.	62,800	451,482
	Konishi Co., Ltd.	67,500	655,054
	Kumiai Chemical Industry Co., Ltd.	227,000	916,258
	Kureha Corp.	627,500	3,854,282
#	Kurosaki Harima Corp.	286,000	501,845
*	Kyoei Steel, Ltd.	8,900	212,806
	Lintec Corp.	87,400	1,660,763
	MEC Co., Ltd.	61,200	490,333
	Mitsubishi Paper Mills, Ltd.	1,094,000	1,483,015
	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,061,112
*	Mitsui Mining and Smelting Co., Ltd.	389,000	993,106
	Mory Industries, Inc.	154,000	340,788
	Nakabayashi Co., Ltd.	181,000	434,505
	Nakayama Steel Works, Ltd.	443,000	846,298
#	Neturen Co., Ltd.	153,800	1,194,974
	Nichia Steel Works, Ltd.	175,900	667,047
#	Nifco, Inc.	162,700	3,242,290
	Nihon Kagaku Sangyo Co., Ltd.	79,000	579,884
*	Nihon Matai Co., Ltd.	111,000	128,106
#	Nihon Nohyaku Co., Ltd.	219,000	1,579,431
	Nihon Parkerizing Co., Ltd.	230,000	2,863,834
	Nihon Seiko Co., Ltd.	18,000	38,640
*	Nippon Carbide Industries Co., Inc.	201,000	225,466
	Nippon Chemical Industrial Co., Ltd.	281,000	785,987
#	Nippon Chutetsukan K.K.	97,000	134,548
	Nippon Chuzo K.K.	136,000	179,743
#	Nippon Coke & Engineering Co., Ltd.	772,500	882,246
#	Nippon Concrete Industries Co., Ltd.	157,000	280,887
#	Nippon Denko Co., Ltd.	372,000	2,581,570
	Nippon Fine Chemical Co., Ltd.	90,600	771,024
#	Nippon Kasei Chemical Co., Ltd.	355,000	797,493
	Nippon Kayaku Co., Ltd.	248,000	2,190,948
	Nippon Kinzoku Co., Ltd.	222,000	401,563
#	Nippon Koshuha Steel Co., Ltd.	438,000	462,094
*	Nippon Light Metal Co., Ltd.	1,115,000	1,151,667
#	Nippon Metal Industry Co., Ltd.	592,000	1,058,417
#	Nippon Paint Co., Ltd.	727,200	3,947,527
	Nippon Pigment Co., Ltd.	43,000	74,734
	Nippon Pillar Packing Co., Ltd.	83,000	410,478
	Nippon Soda Co., Ltd.	525,000	2,208,441
#	Nippon Synthetic Chemical Industry Co., Ltd. (The)	333,000	2,271,476
	Nippon Valqua Industries, Ltd.	313,000	629,610
	Nippon Yakin Kogyo Co., Ltd.	395,500	1,963,799
	Nittetsu Mining Co., Ltd.	281,000	1,503,772
#	Nitto FC Co., Ltd.	72,000	441,234
#	NOF Corp.	701,000	3,501,044
	Okabe Co., Ltd.	186,900	706,641
	Okamoto Industries, Inc.	402,000	1,532,048
*	Okura Industrial Co., Ltd.	211,000	626,399
	Osaka Organic Chemical Industry, Ltd.	66,000	263,693
	Osaka Steel Co., Ltd.	89,100	1,558,056
#	Osaka Titanium Technologies Co., Ltd.	31,000	884,842
	Pacific Metals Co., Ltd.	210,000	1,585,755
#	Pack Corp. (The)	66,200	1,008,333

	Riken Technos Corp.	197,000	$479,581
*	S Science Co., Ltd.	3,252,000	108,366
	S.T. Chemical Co., Ltd.	88,100	1,076,843
	Sakai Chemical Industry Co., Ltd.	355,000	1,568,730
	Sakata INX Corp.	214,000	930,746
	Sanyo Chemical Industries, Ltd.	353,000	2,077,424
	Sanyo Special Steel Co., Ltd.	553,300	2,043,247
	Sekisui Plastics Co., Ltd.	268,000	1,152,913
	Shikoku Chemicals Corp.	202,000	1,243,417
	Shinagawa Refractories Co., Ltd.	224,000	544,530
	Shin-Etsu Polymer Co., Ltd.	253,300	1,807,816
	Shinko Wire Co., Ltd.	185,000	302,415
	Showa Tansan Co., Ltd.	13,000	40,923
	Somar Corp.	43,000	105,439
#	Stella Chemifa Corp.	42,100	2,319,404
	Sumitomo Bakelite Co., Ltd.	192,000	1,016,000
#*	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,249,401
#	Sumitomo Osaka Cement Co., Ltd.	225,000	425,202
	Sumitomo Pipe & Tube Co., Ltd.	108,100	630,622
	Sumitomo Seika Chemicals Co., Ltd.	238,000	1,019,156
#	T. Hasegawa Co., Ltd.	133,400	2,262,188
	Taisei Lamick Co., Ltd.	18,500	462,425
	Takasago International Corp.	339,000	1,911,338
	Takiron Co., Ltd.	243,000	710,409
	Tayca Corp.	151,000	470,065
#	Tenma Corp.	108,100	1,321,012
#*	Titan Kogyo K.K.	59,000	153,525
	Toagosei Co., Ltd.	897,000	3,039,993
#	Toda Kogyo Corp.	158,000	1,270,308
#	Toho Titanium Co., Ltd.	65,400	883,277
#	Toho Zinc Co., Ltd.	425,000	2,029,002
	Tokai Carbon Co., Ltd.	387,000	1,821,726
	Tokushu Tokai Holdings Co., Ltd.	505,580	1,371,080
	Tokyo Ohka Kogyo Co., Ltd.	111,900	2,512,487
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	2,001,712
#*	Tomoegawa Paper Co., Ltd.	125,000	313,288
	Tomoku Co., Ltd.	294,000	683,119
	Topy Industries, Ltd.	748,000	1,646,606
	Toyo Ink Manufacturing Co., Ltd.	541,000	2,018,779
	Toyo Kohan Co., Ltd.	291,000	1,270,518
	TYK Corp.	142,000	315,378
	Ube Material Industries, Ltd.	275,000	739,575
	Wood One Co., Ltd.	169,000	546,730
	Yamamura Glass Co., Ltd.	360,000	1,200,552
	Yodogawa Steel Works, Ltd.	624,500	2,622,805
	Yuki Gosei Kogyo Co., Ltd.	64,000	195,980
#	Yushiro Chemical Industry Co., Ltd.	51,600	746,397
	Zeon Corp.	503,000	2,299,525
Total Materials			156,729,117

Telecommunication Services — (0.0%)
#*	Invoice, Inc.	39,279	655,310

Utilities — (0.7%)
	Hokkaido Gas Co., Ltd.	210,000	597,824
	Hokuriku Gas Co., Ltd.	99,000	297,391
	Okinawa Electric Power Co., Ltd.	32,671	1,949,695
#	Saibu Gas Co., Ltd.	1,291,000	3,661,827
#	Shizuoka Gas Co., Ltd.	258,000	1,990,162

# Tokai Corp.	243,000	$1,231,548
Total Utilities		9,728,447

TOTAL COMMON STOCKS		1,216,678,370

RIGHTS/WARRANTS — (0.0%)
* Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 10/01/09 (Collateralized by $2,950,000 FNMA 5.00%, 06/01/35, valued at $1,817,767) to be repurchased at $1,813,010	$1,813	1,813,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.5%)
§@ DFA Short Term Investment Fund LP	236,297,110	236,297,110
@ Repurchase Agreement, Deutsche Bank Securities 0.08%, 10/01/09 (Collateralized by various corporate obligations, ranging in par value from $1,357,371 to $8,582,278, rates ranging from 5.500% to 7.000%, maturities ranging from 01/01/36 to 12/01/38 , valued at $4,155,086) to be repurchased at $4,073,623	$4,074	4,073,614
TOTAL SECURITIES LENDING COLLATERAL		240,370,724

TOTAL INVESTMENTS — (100.0%)
(Cost $1,634,110,121)##		$1,458,862,094

Summary of inputs used to value the Fund’s net assets as of September 30, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$257,845,252	—	$257,845,252
Consumer Staples	—	126,069,097	—	126,069,097
Energy	—	17,122,060	—	17,122,060
Financials	—	117,196,509	—	117,196,509
Health Care	—	49,553,877	—	49,553,877
Industrials	$156,074	337,803,995	—	337,960,069
Information Technology	—	143,818,632	—	143,818,632
Materials	—	156,729,117	—	156,729,117
Telecommunication Services	—	655,310	—	655,310
Utilities	—	9,728,447	—	9,728,447
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	1,813,000	—	1,813,000
Securities Lending Collateral	—	240,370,724	—	240,370,724
Total	$156,074	$1,458,706,020	—	$1,458,862,094

THE ASIA PACIFIC SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
September 30, 2009
(Unaudited)

		Shares	Value††
COMMON STOCKS — (83.3%)
AUSTRALIA — (48.7%)
#*	A.B.C. Learning Centres, Ltd.	535,970	$—
*	Adacel Technologies, Ltd.	113,249	66,102
*	Adamus Resources, Ltd.	895,668	330,325
	ADCorp Australia, Ltd.	212,402	48,640
	Adelaide Brighton, Ltd.	1,450,602	3,554,601
*	Aditya Birla Minerals, Ltd.	841,658	943,104
	Adtrans Group, Ltd.	35,698	93,547
#*	AED Oil, Ltd.	282,000	151,204
	Aevum, Ltd.	442,938	555,613
*	Agenix, Ltd.	707,478	10,610
*	Ainsworth Game Technology, Ltd.	380,243	43,804
	AJ Lucas Group, Ltd.	333,607	1,450,580
*	Alchemia, Ltd.	613,381	307,760
#	Alesco Corp., Ltd.	457,971	1,819,146
#*	Alkane Resources, Ltd.	938,520	364,404
#*	Alliance Resources, Ltd.	334,977	210,397
*	Allied Medical, Ltd.	11,746	—
	Altium, Ltd.	162,100	48,016
*	Amadeus Energy, Ltd.	819,137	169,442
	Amalgamated Holdings, Ltd.	374,540	1,650,307
	Amcom Telecommunications, Ltd.	1,135,725	199,727
	Ammtec, Ltd.	13,363	28,507
#*	Andean Resources, Ltd.	1,464,837	2,965,109
	Ansell, Ltd.	217,276	1,910,626
	AP Eagers, Ltd.	37,790	345,425
#	APA Group	1,044,302	2,911,159
#*	Apex Minerals NL	421,287	19,682
#	APN News & Media, Ltd.	1,324,541	2,393,278
*	Aquila Resources, Ltd.	380,685	2,379,025
*	Arafura Resources, Ltd.	162,638	141,405
	ARB Corporation, Ltd.	304,681	1,334,047
	Ariadne Australia, Ltd.	267,324	64,670
*	Arturus Capital, Ltd.	98,412	24,309
	ASG Group, Ltd.	178,097	151,847
	Astron, Ltd.	87,221	172,209
#*	Atlas Iron, Ltd.	662,409	941,891
*	Aurora Oil and Gas, Ltd.	540,105	80,254
#	Ausdrill, Ltd.	694,863	1,128,217
	Austal, Ltd.	631,677	1,444,020
*	Austar United Communications, Ltd.	3,107,163	3,386,796
#	Austbrokers Holdings, Ltd.	56,640	241,882
	Austereo Group, Ltd.	1,233,445	1,595,615
*	Austin Engineering, Ltd.	60,135	123,922
*	Austpac Resources NL	1,627,877	48,536
	Australian Agricultural Co., Ltd.	887,546	1,131,746
#	Australian Infrastructure Fund	2,805,723	3,981,205
#	Australian Pharmaceutical Industries, Ltd.	5,387,289	4,029,482
	Australian Worldwide Exploration, Ltd.	1,482,305	3,542,012
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	11,605
	Automotive Holdings Group, Ltd.	11,861	20,975
*	Autron Corporation, Ltd.	989,247	14,400
*	Avexa, Ltd.	461,667	46,608
	AVJennings, Ltd.	5,350,378	1,902,368
#*	Avoca Resources, Ltd.	656,313	858,108
#	AWB, Ltd. (6388960)	1,670,879	1,875,970
*	AWB, Ltd. (B4RGSM6)	716,740	806,193

*	Ballarat South Gold, Ltd.	1,996	$15,890
	Bank of Queensland, Ltd.	70,274	737,249
*	Bannerman Resources, Ltd.	207,242	228,067
	Beach Petroleum, Ltd.	3,630,729	2,394,899
	Beyond International, Ltd.	61,256	27,020
#*	Biota Holdings, Ltd.	940,673	2,258,688
*	Bisalloy Steel Group, Ltd.	469,001	107,434
	Blackmores, Ltd.	75,215	1,347,586
#*	Boart Longyear Group (B1PPRK5)	5,869,224	1,646,838
*	Boart Longyear Group (B1PPRRR)	490,051	138,343
#*	Boulder Steel, Ltd.	1,667,795	295,227
*	Bow Energy, Ltd.	40,047	49,918
#	Bradken, Ltd.	582,247	3,368,837
*	Breakaway Resporces, Ltd.	755,280	63,966
	Breville Group, Ltd.	598,466	831,743
	Brickworks, Ltd.	120,462	1,573,546
*	Brockman Resources, Ltd.	653,924	974,515
	BSA, Ltd.	560,535	106,890
#	Cabcharge Australia, Ltd.	408,669	2,046,563
#	Calliden Group, Ltd.	633,393	170,116
#	Campbell Brothers, Ltd.	240,269	6,261,242
*	Cape Range Wireless, Ltd.	7,260	—
#*	Capral Aluminium, Ltd.	365,710	23,090
	Cardno, Ltd.	247,493	970,641
#*	Carnarvon Petroleum, Ltd.	2,906,082	1,382,187
*	Carnegie Wave Energy, Ltd.	1,008,948	199,769
*	Carpentaria Exploration, Ltd.	102,749	14,978
	Cash Converters International, Ltd.	1,086,054	603,431
#*	Catalpa Resources, Ltd.	577,084	74,148
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	11,126
	Cedar Woods Properties, Ltd.	97,470	201,883
#	Cellestis, Ltd.	387,333	1,154,468
*	Cellnet Group, Ltd.	921,474	236,883
#*	Centamin Egypt, Ltd.	2,089,248	3,079,798
#	Centennial Coal Co., Ltd.	1,181,424	3,342,694
*	Centrex Metals, Ltd.	46,889	26,901
#*	Ceramic Fuel Cells, Ltd.	2,190,662	558,126
	Challenger Financial Services Group, Ltd.	1,750,037	5,236,268
	Chandler Macleod Group, Ltd.	88,156	12,380
*	Chemeq, Ltd.	166,742	12,209
*	ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	400,508
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,543
*	Circadian Technologies, Ltd.	64,591	44,426
*	Citadel Resource Group, Ltd.	1,735,175	595,654
#*	Citigold Corp., Ltd.	3,765,806	514,666
#	Clarius Group, Ltd.	1,290,410	1,024,039
*	Clinuvel Pharmaceuticals, Ltd.	1,184,356	348,992
	Clough, Ltd.	2,392,559	1,937,131
	Clover Corp., Ltd.	269,348	47,399
#*	CO2 Group, Ltd.	844,559	212,443
#*	Cockatoo Coal, Ltd.	83,491	24,554
	Codan, Ltd.	142,942	113,708
#	Coffey International, Ltd.	543,461	1,057,783
	Collection House, Ltd.	1,759,373	1,084,248
*	Comet Ridge, Ltd.	38,727	13,960
#*	Commander Communications, Ltd.	929,503	—
#	ConnectEast Group	8,438,965	2,669,339
*	Conquest Mining, Ltd.	1,039,761	667,095
	Consolidated Media Holdings, Ltd.	732,294	1,914,953
	Corporate Express Australia, Ltd.	469,283	1,688,588

#	Count Financial, Ltd.	1,026,897	$1,401,246
*	Coventry Group, Ltd.	140,775	210,133
#	Crane Group, Ltd.	345,440	3,335,338
*	Crescent Gold, Ltd.	1,124,856	173,662
*	CSG, Ltd.	128,758	158,749
#*	CuDeco, Ltd.	96,711	436,548
*	Cue Energy Resources, Ltd.	452,354	105,473
#*	Customers, Ltd.	530,146	1,544,070
	Danks Holdings, Ltd.	10,425	120,860
	Data#3, Ltd.	5,572	35,905
#	David Jones, Ltd.	1,296,067	6,653,830
	Devine, Ltd.	993,850	416,262
	Dominion Mining, Ltd.	394,791	1,287,426
	Downer EDI, Ltd.	908,261	6,524,024
*	Dragon Mining, Ltd.	1,665,100	113,051
	DUET Group	2,903,270	4,326,470
#	DWS Advanced Business Solutions, Ltd.	102,144	125,931
*	Dyesol, Ltd.	52,231	38,013
#*	Eastern Star Gas, Ltd.	2,840,990	2,313,025
#	Elders, Ltd.	3,162,221	665,339
*	Ellect Holdings, Ltd.	482	1,531
*	Ellex Medical Lasers, Ltd.	266,317	42,302
	Emeco Holdings, Ltd.	1,240,388	952,228
#	Energy Developments, Ltd.	638,253	1,389,181
#*	Energy World Corp., Ltd.	4,344,928	1,600,428
#	Envestra, Ltd.	4,497,571	2,278,433
	Envirozel, Ltd.	381,802	55,544
	Euroz, Ltd.	8,038	10,183
#*	Extract Resources, Ltd. (6252991)	136,989	1,100,386
*	Extract Resources, Ltd. (B41T9Z1)	3,913	31,448
*	Falcon Minerals, Ltd.	30,112	4,255
	Fantastic Holdings, Ltd.	355,613	1,120,824
*	Fig Tree Developments, Ltd.	20,365	180
*	First Australian Resources, Ltd.	414,263	14,532
#	Fleetwood Corp., Ltd.	252,967	1,952,957
	FlexiGroup, Ltd.	436,156	639,422
#	Flight Centre, Ltd.	192,954	2,536,883
#*	Flinders Mines, Ltd.	5,948,301	677,616
#	Forest Enterprises Australia, Ltd.	1,336,111	110,870
*	Forge Group, Ltd.	170,828	228,296
*	Forte Energy NL	850,000	138,101
	Gazal Corp., Ltd.	104,542	119,895
*	Geodynamics, Ltd.	1,015,653	832,032
#*	Gindalbie Metals, Ltd.	1,817,381	1,371,577
*	Giralia Resources NL	625,030	586,665
*	Glengarry Resources, Ltd.	768,955	39,113
	Goodman Fielder, Ltd.	313,388	460,377
	Gowing Bros., Ltd.	78,907	203,812
#*	Graincorp, Ltd. Series A	242,841	1,931,977
#*	Grange Resources, Ltd.	903,958	211,835
	GRD, Ltd.	1,467,451	691,109
#*	Great Southern, Ltd.	9,302,784	984,830
#	GUD Holdings, Ltd.	326,164	2,503,501
	Gunns, Ltd.	2,831,150	3,002,388
#	GWA International, Ltd.	957,332	2,325,325
	Hastie Group, Ltd.	765,636	1,499,812
*	Havilah Resources NL	271,898	124,258
#	Healthscope, Ltd.	836,959	3,534,132
	HFA Holdings, Ltd.	186,406	47,366
	HGL, Ltd.	108,137	115,255
*	Highlands Pacific, Ltd.	2,651,500	502,277

#	Hills Industries, Ltd.	926,493	$1,564,348
*	Horizon Oil, Ltd.	3,227,717	906,022
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	800,479
*	Icon Energy, Ltd.	51,334	24,103
*	ICSGlobal, Ltd.	254,222	21,569
	IDT Australia, Ltd.	82,205	128,218
	iiNet, Ltd.	416,802	755,897
*	Iluka Resources, Ltd.	311,306	1,091,045
	Imdex, Ltd.	812,684	516,824
*	IMF Australia, Ltd.	231,410	344,465
*	IMX Resources, Ltd.	594,082	146,177
	Independence Group NL	552,303	2,212,758
#*	Indophil Resources NL	1,738,038	1,320,492
#	Industrea, Ltd.	3,394,391	1,297,223
#	Infigen Energy	1,539,730	2,042,098
#	Infomedia, Ltd.	1,458,074	493,882
*	Innamincka Petroleum, Ltd.	780,031	140,515
	Integrated Research, Ltd.	261,513	96,509
#*	Intrepid Mines, Ltd.	666,867	179,843
	Invocare, Ltd.	637,257	3,425,854
#	IOOF Holdings, Ltd.	950,183	4,247,919
#	Iress Market Technology, Ltd.	348,498	2,602,537
#*	iSOFT Group, Ltd.	2,656,550	1,952,180
*	Ixla, Ltd.	89,921	1,825
#*	Jabiru Metals, Ltd.	1,854,281	610,690
#	JB Hi-Fi, Ltd.	281,420	4,916,660
	K&S Corp., Ltd.	157,781	375,941
#*	Kagara, Ltd.	1,628,074	1,392,287
#*	Karoon Gas Australia, Ltd.	628,673	4,311,147
*	Kings Minerals NL	1,634,196	186,665
#*	Kingsgate Consolidated, Ltd.	395,739	2,839,522
*	Kingsrose Mining, Ltd.	134,627	65,907
*	Lednium, Ltd.	195,019	13,764
	Lemarne Corp., Ltd.	25,882	120,751
#*	Lend Lease Primelife, Ltd.	2,140,495	554,196
#*	Linc Energy, Ltd.	866,033	1,286,633
*	Lodestar Minerals, Ltd.	86,172	4,157
	Lycopodium, Ltd.	45,700	110,099
#*	Lynas Corp., Ltd.	2,421,413	1,922,553
*	M2 Telecommunications Group, Ltd.	12,684	16,557
#	MAC Services Group, Ltd.	185,743	309,323
#	Macarthur Coal, Ltd.	283,794	2,347,354
	MacMahon Holdings, Ltd.	3,283,150	1,971,446
	Macquarie Media Group, Ltd.	786,064	1,321,760
*	Macquarie Telecom Group, Ltd.	35,019	110,294
*	Magma Metals, Ltd.	154,165	94,410
#*	Mantra Resources, Ltd.	21,851	88,579
*	Marion Energy, Ltd.	400,930	65,167
*	Maryborough Sugar Factory, Ltd.	2,560	5,083
	MaxiTRANS Industries, Ltd.	889,356	351,147
*	McGuigan Simeon Wines, Ltd.	2,456,151	672,302
#	McMillan Shakespeare, Ltd.	194,418	684,554
	McPherson’s, Ltd.	303,441	776,220
*	Medusa Mining, Ltd.	119,453	342,867
	Melbourne IT, Ltd.	399,952	570,516
#*	MEO Australia, Ltd.	380,000	220,136
	Mermaid Marine Australia, Ltd.	726,827	1,760,275
*	Mikoh Corp., Ltd.	856,548	86,639
*	Minara Resources, Ltd.	697,128	591,369
	Mincor Resources NL	946,204	2,060,314
#	Mineral Resources, Ltd.	403,930	2,159,087

#*	Mirabela Nickel, Ltd.	60,633	$148,493
	Mitchell Communications Group, Ltd.	1,192,579	884,125
#*	Molopo Australia, Ltd.	940,636	1,057,016
	Monadelphous Group, Ltd.	302,955	3,560,021
	Mortgage Choice, Ltd.	697,898	780,419
*	Mosaic Oil NL	2,209,067	272,488
#*	Mount Gibson Iron, Ltd.	3,114,599	3,005,547
#*	Murchison Metals, Ltd.	338,689	461,253
	Namoi Cotton Cooperative, Ltd.	196,490	74,321
	National Can Industries, Ltd.	97,017	104,846
	Navitas, Ltd.	1,205,167	3,885,060
#*	Nexbis, Ltd.	362,894	146,897
#*	Nexus Energy, Ltd.	2,334,624	665,657
*	NIB Holdings, Ltd.	67,044	71,573
#*	Nido Petroleum, Ltd.	4,759,793	565,238
	Nomad Building Solutions, Ltd.	29,195	27,418
*	Norton Gold Fields, Ltd.	276,468	59,721
#*	Novogen, Ltd.	391,594	247,836
*	NuSep, Ltd.	872	131
#	Oakton, Ltd.	378,695	1,079,303
*	Orbital Corp., Ltd.	1,013,772	49,058
	OrotonGroup, Ltd.	79,968	381,381
*	Otto Energy, Ltd.	1,486,012	93,816
*	Pacific Brands, Ltd.	4,412,120	4,653,160
	Pan Pacific Petroleum NL	1,059,542	517,644
*	PanAust, Ltd.	8,757,197	3,771,914
	Panoramic Resources, Ltd.	901,883	1,979,274
	Paperlinx, Ltd.	2,771,649	1,645,554
*	Payce Consolidated, Ltd.	29,670	18,322
	Peet, Ltd.	974,503	1,569,995
#*	Perilya, Ltd.	354,317	143,944
#	Perpetual Trustees Australia, Ltd.	95,745	3,292,874
*	Perseus Mining, Ltd.	299,013	320,561
#*	Pharmaxis, Ltd.	815,846	1,725,537
	Photon Group, Ltd.	36,148	59,192
*	Plantcorp NL	4,329	—
#*	Platinum Australia, Ltd.	866,470	674,785
	PMP, Ltd.	1,829,096	1,070,670
#*	Port Bouvard, Ltd.	270,578	92,637
*	Poseidon Nickel, Ltd.	596,980	154,566
*	Prana Biotechnology, Ltd.	195,424	40,282
#	Premier Investments, Ltd.	187,265	1,430,396
	Prime Media Group, Ltd.	1,001,480	555,511
*	Prime Retirement & Aged Care Property Trust	535,374	75,193
#	Programmed Maintenance Service, Ltd.	450,034	1,775,655
#*	Ramelius Resources, Ltd.	147,307	57,091
	Ramsay Health Care, Ltd.	250,734	2,421,289
*	Raptis Group, Ltd.	12,000	4,235
*	RCR Tomlinson, Ltd.	1,150,467	1,236,297
#*	REA Group, Ltd.	45,839	302,457
#	Reckon, Ltd.	141,500	199,423
#	Redflex Holdings, Ltd.	363,620	754,629
#	Reece Australia, Ltd.	238,457	5,041,225
	Reject Shop, Ltd. (The)	112,300	1,320,391
#*	Resolute Mining, Ltd.	1,442,710	796,129
*	Resource Generation, Ltd.	67,290	31,269
*	Retail Food Group, Ltd.	315	719
	Reverse Corp., Ltd.	236,664	117,633
*	RHG, Ltd.	279,073	160,847
	Ridley Corp., Ltd.	1,283,068	1,239,517
*	RiverCity Motorway Group	902,760	127,274

#*	Riversdale Mining, Ltd.	692,356	$3,294,381
*	Roc Oil Co., Ltd.	937,716	497,814
	Rock Building Society, Ltd.	28,109	61,081
	Ross Human Directions, Ltd.	143,511	46,310
#	Ruralco Holdings, Ltd.	88,146	205,880
#	SAI Global, Ltd.	834,840	2,430,686
*	Salinas Energy, Ltd.	810,628	103,247
	Salmat, Ltd.	730,701	2,571,457
*	Samson Oil & Gas, Ltd.	511,130	9,466
	Schaffer Corp., Ltd.	33,766	162,130
*	SDI, Ltd.	176,914	38,821
	Sedgman, Ltd.	158,566	244,098
#	Seek, Ltd.	666,916	3,227,153
	Select Harvests, Ltd.	196,698	831,059
#	Servcorp, Ltd.	300,722	1,062,861
#	Service Stream, Ltd.	1,015,309	397,502
#	Seven Network, Ltd.	330,352	1,821,207
*	Shield Mining, Ltd.	58,492	7,224
#	Sigma Pharmaceuticals, Ltd.	4,862,235	4,559,258
*	Silex System, Ltd.	495,963	3,045,817
*	Silver Lake Resources, Ltd.	103,729	80,300
#*	Sino Gold Mining, Ltd.	321,734	1,908,767
*	Sino Strategic International, Ltd.	130,864	92,611
#*	Sirtex Medical, Ltd.	216,786	924,236
#	Skilled Group, Ltd.	374,264	642,576
	SMS Management & Technology, Ltd.	292,441	1,377,071
	SP Telemedia, Ltd.	411,467	452,933
	Spark Infrastructure Group	2,596,492	2,658,157
	Specialty Fashion Group, Ltd.	807,082	688,783
*	Sphere Investments, Ltd.	7,555	—
	Spotless Group, Ltd.	1,144,847	2,530,181
#*	St. Barbara, Ltd.	3,232,274	769,611
*	Starpharma Holdings, Ltd.	497,958	248,708
*	Straits Resources, Ltd.	878,069	1,267,971
#	Structural Systems, Ltd.	172,988	138,890
	Stuart Petroleum, Ltd.	201,731	113,899
	STW Communications Group, Ltd.	14,827	11,795
*	Sundance Resources, Ltd.	5,993,157	764,040
	Sunland Group, Ltd.	852,875	617,548
	Super Cheap Auto Group, Ltd.	719,047	3,729,276
*	Swick Mining Services, Ltd.	49,595	24,620
*	Symex Holdings, Ltd.	355,611	166,154
*	Talent2 International, Ltd.	474,826	563,397
#*	Tamaya Resources, Ltd.	5,021,812	—
*	Tap Oil, Ltd.	4,305,275	4,020,788
#	Tassal Group, Ltd.	584,055	892,608
	Technology One, Ltd.	1,318,149	940,106
#	Ten Network Holdings, Ltd.	2,056,782	2,616,251
#*	Terramin Australia, Ltd.	129,679	92,379
	TFS Corp., Ltd.	996,484	837,792
	Thakral Holdings Group	2,559,697	954,577
*	TNG, Ltd.	721,686	56,961
	Tower Australia Group, Ltd.	1,159,243	2,885,513
*	Tox Free Solutions, Ltd.	308,907	652,518
#	Transfield Services Infrastructure Fund	829,966	686,019
	Transfield Services, Ltd.	738,189	2,751,599
#	Transpacific Industries Group, Ltd.	363,760	489,809
	Troy Resources NL	298,451	571,155
	Trust Co., Ltd.	82,756	408,268
#*	Unilife Medical Solutions, Ltd.	544,389	662,483
#	United Group, Ltd.	224,813	2,930,254

*	United Minerals Corp. NL	161,411	$126,347
#	UXC, Ltd.	968,954	771,386
*	Victoria Petroleum NL	7,708	2,540
*	View Resources, Ltd.	1,283,369	147,184
#	Village Roadshow, Ltd.	596,487	816,820
#*	Virgin Blue Holdings, Ltd.	5,081,560	1,920,052
*	Viterra, Inc.	322,666	3,145,448
*	Voyager Resources, Ltd.	19,640	554
#	Watpac, Ltd.	628,444	933,567
#	Wattyl, Ltd.	433,037	352,191
	WDS, Ltd.	303,393	606,235
#	Webjet, Ltd.	373,212	520,579
	Webster, Ltd.	158,276	74,882
*	Wedgetail Mining, Ltd.	721,992	40,786
#	West Australian Newspapers Holdings, Ltd.	709,322	4,709,155
#*	Western Areas NL	529,359	2,268,154
#*	White Energy Co., Ltd.	141,468	347,645
	Whitehaven Coal, Ltd.	257,571	844,080
	WHK Group, Ltd.	1,202,433	1,145,510
#	Wide Bay Australia, Ltd.	70,360	581,677
	Willmott Forests, Ltd.	51,672	25,528
#*	Windimurra Vanadium, Ltd.	537,429	80,600
#	Wotif.com Holdings, Ltd.	538,244	2,608,973

TOTAL AUSTRALIA			383,713,320

HONG KONG — (16.7%)
	AAC Acoustic Technologies Holdings, Inc.	686,000	750,779
*	ABC Communications (Holdings), Ltd.	172,000	59,587
	Aeon Credit Service (Asia) Co., Ltd.	740,000	628,381
	Aeon Stores Hong Kong Co., Ltd.	234,000	406,060
	Alco Holdings, Ltd.	1,468,000	471,795
	Allan International Holdings, Ltd.	592,000	111,382
	Allied Group, Ltd.	683,200	1,594,731
*	Allied Properties, Ltd.	10,530,000	1,680,399
	Amax Holdings, Ltd.	1,650,000	48,214
*	Apac Resources, Ltd.	2,420,000	174,075
*	APT Satellite Holdings, Ltd.	850,000	173,289
	Arts Optical International Holdings, Ltd.	730,000	264,220
	Asia Commercial Holdings, Ltd.	131,040	12,237
	Asia Financial Holdings, Ltd.	2,546,908	836,239
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,469,982
*	Asia Standard Hotel Group, Ltd.	13,095,018	657,015
*	Asia Standard International Group, Ltd.	15,993,281	1,972,145
*	Asia TeleMedia, Ltd.	2,832,000	36,542
*	Associated International Hotels, Ltd.	954,000	2,110,750
	Automated Systems Holdings, Ltd.	340,000	68,757
*	AVIC International Holding HK, Ltd.	5,332,000	192,220
*	Bal Holdings, Ltd.	9	1
*	Beijing Enterprises Water Group, Ltd.	3,762,000	770,164
	Bossini International Holdings, Ltd.	3,871,500	194,683
	Brightoil Petroleum Holdings, Ltd.	1,424,000	717,151
*	Burwill Holdings, Ltd.	7,148,960	220,136
#	C C Land Holdings, Ltd.	2,870,000	1,542,899
	Cafe de Coral Holdings, Ltd.	154,000	337,009
*	Capital Estate, Ltd.	28,570,000	143,691
*	Capital Publications, Ltd.	22,480,000	467,966
	Capital Strategic Investment, Ltd.	18,239,625	476,955
*	CASH Financial Services Group, Ltd.	119,565	9,086
*	Celestial Asia Securities Holdings, Ltd.	343,810	78,118
	Century City International Holdings, Ltd.	4,332,600	239,531
	Chevalier International Holdings, Ltd.	733,482	520,169

	Chevalier Pacific Holdings, Ltd.	355,250	$66,706
*	China Best Group Holding, Ltd.	22,749,000	125,786
*	China Digicontent Co., Ltd.	2,710,000	3,497
*	China Electronics Corp. Holdings Co., Ltd.	890,250	103,419
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	111,285
*	China Infrastructure Investment, Ltd.	6,280,000	190,206
*	China Investments Holdings, Ltd.	210,000	5,432
	China Metal International Holdings, Ltd.	2,692,000	548,585
*	China Motion Telecom International, Ltd.	5,080,000	104,062
	China Motor Bus Co., Inc.	74,000	558,057
*	China Properties Investment Holdings, Ltd.	880,000	13,594
*	China Sciences Conservational Power, Ltd.	210,400	4,239
*	China Seven Star Shopping, Ltd.	12,410,000	163,810
*	China Solar Energy Holdings, Ltd.	2,160,000	24,988
*	China Strategic Holdings, Ltd.	1,670,000	62,707
*	China Timber Resources Group, Ltd.	3,400,000	57,571
*	China Ting Group Holdings, Ltd.	228,000	33,786
#*	China WindPower Group, Ltd.	6,820,000	594,740
	China Zirconium, Ltd.	116,400	152,385
*	Chinese People Holdings Co., Ltd.	8,960,000	289,624
	Chinney Investments, Ltd.	1,144,000	135,803
#	Chong Hing Bank, Ltd.	1,061,000	2,048,040
	Chow Sang Sang Holdings, Ltd.	1,291,680	1,101,706
	Chu Kong Shipping Development, Ltd.	1,584,000	238,080
	Chuang’s Consortium International, Ltd.	3,558,930	274,500
*	Chun Wo Development Holdings, Ltd.	2,002,926	122,597
*	Citic 1616 Holdings, Ltd.	549,000	145,600
*	City e-Solutions, Ltd.	186,000	15,197
	City Telecom, Ltd.	1,506,751	508,461
*	Clear Media, Ltd.	688,484	257,371
*	Climax International Co., Ltd.	40,700	131
*	CNNC International, Ltd.	330,000	373,088
*	CNT Group, Ltd.	9,821,264	256,234
*	COL Capital, Ltd.	2,749,840	456,803
*	Compass Pacific Holdings, Ltd.	1,248,000	45,926
	Computer & Technologies Holdings, Ltd.	432,000	67,287
	Continental Holdings, Ltd.	98,825	16,863
	Convenience Retail Asia, Ltd.	64,000	16,403
*	Cosmos Machinery Enterprises, Ltd.	1,616,400	131,389
#	Cross-Harbour Holdings, Ltd.	591,520	583,663
#*	Dah Sing Banking Group, Ltd.	706,000	908,312
*	Dah Sing Financial Holdings, Ltd.	245,600	1,415,342
*	Daisho Microline Holdings, Ltd.	1,236,000	82,850
*	Dan Form Holdings Co., Ltd.	3,153,260	242,775
#	Daphne International Holdings, Ltd.	4,086,000	2,948,840
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	226,485
	Dickson Concepts International, Ltd.	825,000	402,797
*	Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	11,885
*	Dynamic Global Holdings, Ltd.	3,522,000	64,566
	Dynamic Holdings, Ltd.	374,000	77,031
	Eagle Nice (International) Holdings, Ltd.	238,000	66,329
	EcoGreen Fine Chemical Group	1,112,000	264,935
*	Eforce Holdings, Ltd.	3,480,000	45,875
#*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*	E-Kong Group, Ltd.	620,000	33,851
*	Emperor Capital Group, Ltd.	749,672	39,000
	Emperor Entertainment Hotel, Ltd.	2,410,000	257,454
*	Emperor International Holdings, Ltd.	3,808,360	656,614
*	ENM Holdings, Ltd.	27,244,000	1,152,198
*	eSun Holdings, Ltd.	302,000	46,146
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,938

*	Ezcom Holdings, Ltd.	72,576	$450
	Fairwood Holdings, Ltd.	316,600	260,945
#	Far East Consortium International, Ltd.	4,117,766	1,132,511
*	Far East Technology International, Ltd.	179,520	24,166
*	First Natural Foods Holdings, Ltd.	2,365,000	—
	Fong’s Industries Co., Ltd.	2,000	489
	Four Seas Food Investment Holdings, Ltd.	202,184	23,815
	Four Seas Mercantile Holdings, Ltd.	592,000	141,735
*	Frasers Property China, Ltd.	16,477,000	283,999
*	Freeman Corp., Ltd.	445,000	51,130
#	Fubon Bank Hong Kong, Ltd.	1,408,000	608,123
*	Fujian Holdings, Ltd.	117,800	7,289
	Fujikon Industrial Holdings, Ltd.	912,000	190,070
#*	Galaxy Entertainment Group, Ltd.	2,630,121	1,167,218
#	Get Nice Holdings, Ltd.	12,072,000	692,679
#	Giordano International, Ltd.	6,984,000	1,736,158
*	Global Tech (Holdings), Ltd.	5,612,000	36,817
	Glorious Sun Enterprises, Ltd.	2,700,000	838,666
	Gold Peak Industries (Holdings), Ltd.	3,080,250	344,699
	Golden Resources Development International, Ltd.	2,848,500	137,323
*	Goldin Properties Holdings, Ltd.	1,876,000	715,786
	Golik Holdings, Ltd.	930,500	36,464
*	GR Vietnam Holdings, Ltd.	620,000	11,190
	Grande Holdings, Ltd.	882,000	72,866
	Great Eagle Holdings, Ltd.	481,499	1,193,550
*	Group Sense International, Ltd.	2,448,000	85,566
	Guangnan Holdings, Ltd.	1,779,600	247,047
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
*	Hans Energy Co., Ltd.	7,556,000	282,220
	Harbour Centre Development, Ltd.	889,500	716,221
*	Heng Tai Consumables Group, Ltd.	4,759,500	287,212
*	Hi Sun Technology (China), Ltd.	2,253,000	579,144
	High Fashion International, Ltd.	268,000	59,285
#*	HKR International, Ltd.	2,539,936	1,008,883
*	Hong Fok Land, Ltd.	1,210,000	1,561
	Hong Kong and Shanghai Hotels, Ltd.	291,332	376,467
	Hong Kong Catering Management, Ltd.	542,796	103,180
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	661,410
	Hongkong Chinese, Ltd.	4,482,000	368,893
*	Hop Fung Group Holdings, Ltd.	888,000	110,432
*	Hop Hing Group Holdings, Ltd.	792,318	28,637
	Hsin Chong Construction Group, Ltd.	1,569,658	150,426
	Huafeng Group Holdings, Ltd.	13,401,325	530,871
	Hung Hing Printing Group, Ltd.	242,000	66,088
*	Huscoke Resources Holdings, Ltd.	670,000	42,659
	Hutchison Harbour Ring, Ltd.	10,588,000	777,846
*	Hutchison Telecommunications International, Ltd.	4,239,000	876,716
*	HyComm Wireless, Ltd.	47,090	6,491
*	I.T., Ltd.	2,734,000	274,110
*	IDT International, Ltd.	6,240,183	158,367
	Integrated Distribution Services Group, Ltd.	759,000	1,076,468
*	Interchina Holdings Co., Ltd.	14,985,000	158,190
	IPE Group, Ltd.	1,140,000	68,929
	ITC Corp., Ltd.	893,645	48,299
*	ITC Properties Group, Ltd.	3,858,747	338,572
*	Jiuzhou Development Co., Ltd.	2,632,000	230,505
*	JLF Investment Co., Ltd.	1,036,250	61,506
#*	Johnson Electric Holdings, Ltd.	4,319,500	1,810,365
*	Joyce Boutique Holdings, Ltd.	1,530,000	30,130
*	Junefield Department Store Group, Ltd.	384,000	12,056
	K Wah International Holdings, Ltd.	2,788,405	910,833

	Kantone Holdings, Ltd.	10,351,685	$262,670
*	Karl Thomson Holdings, Ltd.	1,188,000	85,603
	Karrie International Holdings, Ltd.	1,431,600	101,459
	Keck Seng Investments (Hong Kong), Ltd.	924,600	470,517
	Kee Shing Holdings	886,000	68,529
	Kin Yat Holdings, Ltd.	586,000	111,266
	King Fook Holdings	998,000	105,543
*	King Pacific International Holdings, Ltd.	1,404,200	22,105
	Kingmaker Footwear Holdings, Ltd.	1,476,955	150,647
*	Kong Sun Holdings, Ltd.	2,198,000	10,738
	Kowloon Development Co., Ltd.	1,620,000	1,643,164
*	KPI Co., Ltd.	396,000	18,173
*	KTP Holdings, Ltd.	560,400	44,925
	Kwoon Chung Bus Holdings, Ltd.	556,000	75,411
*	Lai Sun Development Co., Ltd.	100,313,800	1,648,624
	Lam Soon Hong Kong, Ltd.	302,310	149,912
	Le Saunda Holdings, Ltd.	1,424,000	189,991
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
	Lee & Man Holdings, Ltd.	1,780,000	438,954
	Lee & Man Paper Manufacturing, Ltd.	1,504,400	2,655,678
	Lerado Group Holding Co., Ltd.	1,602,000	150,614
*	LeRoi Holdings, Ltd.	3,904,000	128,347
	Lippo, Ltd.	1,293,700	416,549
	Liu Chong Hing Investment, Ltd.	789,200	661,428
*	Loudong General Nice Resources China Holdings, Ltd.	35,708	5,238
	Luen Thai Holdings, Ltd.	1,345,000	121,634
	Luk Fook Holdings (International), Ltd.	1,192,000	602,411
#	Luks Industrial Group, Ltd.	302,913	154,778
*	Lung Cheong International Holdings, Ltd.	2,426,000	64,990
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	696,085
*	Magnificent Estates, Ltd.	12,744,000	206,589
	Mainland Headwear Holdings, Ltd.	765,600	87,926
	Man Yue International Holdings, Ltd.	1,084,000	218,356
	Matrix Holdings, Ltd.	1,067,414	157,636
*	Mei Ah Entertainment Group, Ltd.	1,732,000	93,375
	Melbourne Enterprises, Ltd.	45,500	390,589
#*	Melco International Development, Ltd.	2,228,000	1,424,956
*	Midas International Holdings, Ltd.	4,694,000	127,977
	Midland Holdings, Ltd.	3,068,000	2,560,384
*	Ming An Holdings Co., Ltd.	3,990,000	1,027,272
#*	Minmetals Holdings, Ltd.	2,670,000	680,021
	Miramar Hotel & Investment Co., Ltd.	772,000	861,340
	Nanyang Holdings, Ltd.	137,500	184,273
	National Electronics Holdings, Ltd.	2,156,000	115,204
	Natural Beauty Bio-Technology, Ltd.	4,970,000	844,319
*	Neo-Neon Holdings, Ltd.	181,000	78,930
	New Century Group Hong Kong, Ltd.	13,351,464	229,005
	New Island Printing Holdings, Ltd.	176,000	19,342
*	New Times Energy Corp, Ltd.	7,108,000	301,559
*	New World Mobile Holdings, Ltd.	22,140	11,120
	Neway Group Holdings, Ltd.	16,400,000	419,256
*	Next Media, Ltd.	5,132,000	654,219
*	Norstar Founders Group, Ltd.	3,256,000	306,692
*	Orient Power Holdings, Ltd.	804,000	19,503
	Oriental Watch Holdings, Ltd.	671,000	134,729
*	Pacific Andes International Holdings, Ltd.	2,970,000	491,147
	Pacific Basin Shipping, Ltd.	3,924,000	2,576,327
*	Pacific Century Premium Developments, Ltd.	4,781,000	1,273,041
*	Pacific Textile Holdings, Ltd.	109,000	38,326
	Paliburg Holdings, Ltd.	2,348,830	563,428
*	Paradise Entertainment, Ltd.	396,900	1,275

	Paul Y Engineering Group, Ltd.	73,488	$5,229
#*	Peace Mark Holdings, Ltd.	2,738,022	—
	Pegasus International Holdings, Ltd.	226,000	39,062
	Pico Far East Holdings, Ltd.	3,864,000	565,511
*	Playmates Toys, Ltd.	220,000	6,027
*	PME Group, Ltd.	950,000	39,656
	Pokfulam Development Co., Ltd.	234,000	131,528
*	Pokphand (C.P.) Co., Ltd.	5,970,000	218,353
*	Polyard Petroleum International Group, Ltd.	1,170,000	10,496
*	Polytec Asset Holdings, Ltd.	1,120,000	201,695
#	Ports Design, Ltd.	1,014,500	2,529,613
*	Premium Land, Ltd.	990,000	114,910
*	Proview International Holdings, Ltd.	11,633,322	361,052
#	Public Financial Holdings, Ltd.	1,980,000	952,713
*	Pyxis Group, Ltd.	1,936,000	41,343
*	QPL International Holdings, Ltd.	2,009,000	73,976
	Quality Healthcare Asia, Ltd.	478,995	246,202
	Raymond Industrial, Ltd.	1,547,400	123,770
#	Regal Hotels International Holdings, Ltd.	2,649,800	927,022
*	REXLot Holdings, Ltd.	3,650,000	324,094
	Rivera Holdings, Ltd.	5,710,000	209,546
#	Road King Infrastructure, Ltd.	1,232,000	936,252
	Roadshow Holdings, Ltd.	1,456,000	114,540
	S.A.S. Dragon Holdings, Ltd.	1,456,000	195,037
	Sa Sa International Holdings, Ltd.	2,430,000	1,056,198
	Safety Godown Co., Ltd.	408,000	229,019
	Samson Paper Holdings, Ltd.	666,000	65,926
*	San Miguel Brewery Hong Kong, Ltd.	612,800	89,452
*	Sanyuan Group, Ltd.	415,000	8,032
	Sea Holdings, Ltd.	1,138,000	491,268
*	SEEC Media Group, Ltd.	2,550,000	70,094
*	Shanghai Allied Cement, Ltd.	130,000	6,254
	Shell Electric Manufacturing Co., Ltd.	1,254,172	946,691
#	Shenyin Wanguo, Ltd.	1,212,500	548,267
	Shougang Concord Century Holdings, Ltd.	3,916,000	372,959
*	Shougang Concord Grand Group, Ltd.	2,451,000	135,780
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	170,091
#	Shui On Construction & Materials, Ltd.	534,000	741,088
*	Shun Ho Resources Holdings, Ltd.	483,000	51,426
*	Shun Ho Technology Holdings, Ltd.	1,037,452	101,619
#	Shun Tak Holdings, Ltd.	2,188,000	1,651,462
	Silver Grant International Industries, Ltd.	5,033,000	835,942
*	Sincere Co., Ltd.	505,500	16,606
	Sing Tao News Corp., Ltd.	1,842,000	135,543
	Singamas Container Holdings, Ltd.	1,718,000	295,198
*	Sinocan Holdings, Ltd.	350,000	1,761
*	Sino-i Technology, Ltd.	51,177,376	288,753
*	Skyfame Realty Holdings, Ltd.	2,737,750	172,541
	Smartone Telecommunications Holdings, Ltd.	1,272,500	995,112
*	SMI Publishing Group, Ltd.	250,511	485
*	Solartech International Holdings, Ltd.	618,000	11,037
	Solomon Systech International, Ltd.	2,554,000	246,196
	South China (China), Ltd.	5,620,000	232,361
	South China Financial Holdings, Ltd.	4,872,000	48,758
	Southeast Asia Properties & Finance, Ltd.	289,892	62,107
*	Starlight International Holdings, Ltd.	1,903,792	74,433
	Stella International Holdings, Ltd.	184,500	309,122
*	Styland Holdings, Ltd.	101,991	325
*	Success Universe Group, Ltd.	5,560,000	242,974
	Sun Hing Vision Group Holdings, Ltd.	358,000	131,167
	Sun Hung Kai & Co., Ltd.	237,000	178,874

	Sunway International Holdings, Ltd.	866,000	$22,581
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	104,362
	Synergis Holdings, Ltd.	350,033	36,098
#*	Tack Fat Group International, Ltd.	4,448,000	229,573
	Tai Cheung Holdings, Ltd.	1,799,000	927,758
	Tai Fook Securities Group, Ltd.	1,289,899	479,558
	Tai Sang Land Development, Ltd.	576,984	199,384
*	Tak Shun Technology Group, Ltd.	24,016,000	111,601
	Tak Sing Alliance Holdings, Ltd.	2,909,865	438,044
	Tan Chong International, Ltd.	1,212,000	266,399
*	TCC International Holdings, Ltd.	1,925,789	869,077
*	Technology Venture Holdings, Ltd.	58,600	20,245
#	Techtronic Industries Co., Ltd.	3,354,000	2,747,192
*	Termbray Industries International (Holdings), Ltd.	2,304,900	318,206
	Tern Properties Co., Ltd.	61,200	27,216
*	Texhong Textile Group, Ltd.	1,930,000	206,666
	Texwinca Holdings, Ltd.	2,196,000	1,737,074
*	Tian Teck Land, Ltd.	1,076,000	901,580
*	Tomorrow International Holdings, Ltd.	1,296,420	88,459
	Tongda Group Holdings, Ltd.	6,010,000	172,291
*	Top Form International, Ltd.	2,760,000	138,241
*	Topsearch International (Holdings), Ltd.	3,860,000	107,393
	Transport International Holdings, Ltd.	72,000	206,240
	Tristate Holdings, Ltd.	188,000	35,666
	Truly International Holdings, Ltd.	1,020,000	1,091,358
	Tungtex (Holdings) Co., Ltd.	910,000	173,520
#	Tysan Holdings, Ltd.	1,040,773	145,731
#*	United Laboratories, Ltd. (The)	408,000	155,113
*	United Power Investment, Ltd.	5,696,000	205,492
*	U-Right International Holdings, Ltd.	4,746,000	8,573
	USI Holdings, Ltd.	1,452,999	374,919
#*	Value Partners Group, Ltd.	555,000	232,234
*	Van Shung Chong Holdings, Ltd.	2,205,335	143,401
#	Varitronix International, Ltd.	987,293	296,450
	Vedan International (Holdings), Ltd.	3,144,000	265,814
	Veeko International Holdings, Ltd.	1,532,981	24,247
*	Victory City International Holdings, Ltd.	2,759,185	406,649
*	Vital Biotech Holdings, Ltd.	470,000	10,057
#	Vitasoy International Holdings, Ltd.	3,537,000	2,129,646
*	Vongroup, Ltd.	10,865,000	164,614
#	Vtech Holdings, Ltd.	120,000	1,032,184
	Wah Ha Realty Co., Ltd.	278,600	78,956
*	Wah Nam International Holdings, Ltd.	600,000	90,516
*	Wai Kee Holdings, Ltd.	8,218,738	1,443,516
	Wang On Group, Ltd.	35,148	733
*	Warderly International Holdings, Ltd.	520,000	32,206
*	Wheelock Properties, Ltd.	20,000	12,825
*	Winfoong International, Ltd.	1,210,000	27,593
	Wing On Co. International, Ltd.	785,000	1,045,653
	Winteam Pharmaceutical Group	896,000	85,306
	Wong’s International (Holdings), Ltd.	737,641	95,030
	Wong’s Kong King International (Holdings), Ltd.	120,000	11,382
#	Xinyi Glass Holding Co., Ltd.	1,902,000	1,334,123
*	Xpress Group, Ltd.	3,464,000	38,395
	Y. T. Realty Group, Ltd.	965,000	171,758
	Yangtzekiang Garment, Ltd.	607,500	117,192
	Yau Lee Holdings, Ltd.	534,000	76,960
	YGM Trading, Ltd.	284,000	180,238
	Yip’s Chemical Holdings, Ltd.	800,000	468,777
*	Yueshou Environmental Holdings, Ltd.	510,800	10,677
*	Yugang International, Ltd.	115,388,000	1,395,446

*	Yunnan Enterprises Holdings, Ltd.	240,000	$15,778

TOTAL HONG KONG			131,999,519

MALAYSIA — (0.0%)
*	Autoways Holdings Berhad	10,000	3,727
*	Rekapacific Berhad	473,000	—

TOTAL MALAYSIA			3,727

NEW ZEALAND — (5.9%)
	Abano Healthcare Group, Ltd.	31,300	150,114
*	AFFCO Holdings, Ltd.	1,806,887	495,462
#	Air New Zealand, Ltd.	1,394,900	1,216,778
*	Auckland International Airport, Ltd.	1,214,407	1,628,076
	Cavalier Corp., Ltd.	283,674	544,117
*	CDL Investments (New Zealand), Ltd.	395,965	80,002
	Colonial Motor Co., Ltd.	126,795	229,065
	Ebos Group, Ltd.	161,966	689,240
	Fisher & Paykel Appliances Holdings, Ltd.	2,969,564	1,475,738
#	Fisher & Paykel Healthcare Corp., Ltd.	2,418,756	5,722,259
#	Freightways, Ltd.	778,937	1,724,708
#	Hallenstein Glassons Holdings, Ltd.	242,461	517,203
	Hellaby Holdings, Ltd.	242,239	296,612
	Horizon Energy Distribution, Ltd.	40,420	99,361
	Infratil, Ltd.	2,123,579	2,572,036
#	Mainfreight, Ltd.	443,188	1,698,723
	Methven, Ltd.	10,000	12,267
	Michael Hill International, Ltd.	1,534,152	773,146
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	389,746
	New Zealand Exchange, Ltd.	71,379	419,666
#	New Zealand Oil & Gas, Ltd.	1,729,024	2,030,543
	New Zealand Refining Co., Ltd.	515,110	1,716,150
	Northland Port Corp. (New Zealand), Ltd.	219,997	290,357
#	Nuplex Industries, Ltd.	904,126	1,587,646
*	Pike River Coal, Ltd.	186,615	136,917
	Port of Tauranga, Ltd.	550,844	2,694,366
*	ProvencoCadmus, Ltd.	524,201	13,233
#	Pumpkin Patch, Ltd.	606,913	835,227
#	Pyne Gould Guinness, Ltd.	819,181	377,833
*	Rakon, Ltd.	52,061	46,861
	Restaurant Brand (New Zealand), Ltd.	369,175	327,597
*	Richina Pacific, Ltd.	309,644	80,505
*	Rubicon, Ltd.	974,601	807,407
#	Ryman Healthcare, Ltd.	2,080,646	2,744,309
	Sanford, Ltd.	409,164	1,475,584
*	Scott Technology, Ltd.	60,843	44,123
*	Seafresh Fisheries, Ltd.	80,520	1,628
	Skellerup Holdings, Ltd.	252,287	98,189
	Sky City Entertainment Group, Ltd.	2,535,089	5,934,574
	Sky Network Television, Ltd.	187,238	639,859
	South Port (New Zealand), Ltd.	30,744	65,831
#	Steel & Tube Holdings, Ltd.	404,138	888,332
	Taylors Group, Ltd.	29,646	47,157
*	Tenon, Ltd.	19,132	13,393
	Tourism Holdings, Ltd.	402,452	203,162
#	Tower, Ltd.	840,553	1,011,865
	Trustpower, Ltd.	3,300	17,856
	Vector, Ltd.	316,231	431,033
	Warehouse Group, Ltd.	497,796	1,507,997

TOTAL NEW ZEALAND			46,803,853

SINGAPORE — (12.0%)
*	Addvalue Technologies, Ltd.	1,043,000	$29,857
	Advanced Holdings, Ltd.	691,000	170,180
	Allgreen Properties, Ltd.	2,604,000	2,073,088
*	Apollo Enterprises, Ltd.	302,000	293,776
	Aqua-Terra Supply Co., Ltd.	641,000	144,823
	Armstrong Industrial Corp., Ltd.	1,460,000	267,618
*	ASA Group Holdings, Ltd.	336,000	14,068
*	Asia Environment Holdings, Ltd.	528,793	115,793
*	Asia-Pacific Strategic Investments, Ltd.	1,410	174
	ASL Marine Holdings, Ltd.	497,000	365,050
	A-Sonic Aerospace, Ltd.	626,996	33,152
	Aussino Group, Ltd.	967,000	75,512
*	Ban Joo & Co., Ltd.	1,175,000	62,391
	Best World International, Ltd.	307,500	83,592
	Beyonics Technology, Ltd.	8,222,300	1,251,567
	Bonvests Holdings, Ltd.	990,000	630,302
	Broadway Industrial Group, Ltd.	461,000	175,174
	Brothers (Holdings), Ltd.	504,628	53,735
#	Bukit Sembawang Estates, Ltd.	374,003	1,324,222
	CEI Contract Manufacturing, Ltd.	432,000	36,741
	Cerebos Pacific, Ltd.	528,000	1,237,767
#	CH Offshore, Ltd.	1,393,400	679,874
	Chemical Industries (Far East), Ltd.	105,910	35,149
#	China Aviation Oil Singapore Corp., Ltd.	125,000	103,428
*	China Dairy Group, Ltd.	1,502,000	232,567
#*	China Energy, Ltd.	3,110,000	614,089
	China Merchants Holdings Pacific, Ltd.	809,000	349,274
	Chip Eng Seng Corp., Ltd.	1,612,800	467,134
	Chosen Holdings, Ltd.	1,284,000	113,939
	Chuan Hup Holdings, Ltd.	4,157,000	927,659
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	4,359
*	Compact Metal Industries, Ltd.	643,000	5,706
#	Cosco Corp. (Singapore), Ltd.	2,004,000	1,695,572
#*	Creative Technology Co., Ltd.	257,350	1,131,621
#	CSC Holdings, Ltd.	1,829,000	238,986
	CSE Global, Ltd.	1,854,000	1,042,369
	CWT, Ltd.	1,149,700	533,161
#*	Delong Holdings, Ltd.	1,287,000	799,965
*	Digiland International, Ltd.	11,763,000	41,732
*	Eagle Brand Holdings, Ltd.	14,387,000	408,533
*	Eastern Asia Technology, Ltd.	1,205,000	98,137
*	Ellipsiz, Ltd.	123,000	12,611
	Engro Corp., Ltd.	354,000	226,174
*	Enviro-Hub Holdings, Ltd.	1,445,666	175,480
	Eu Yan Sang International, Ltd.	182,000	63,366
*	Eucon Holdings, Ltd.	3,096,000	99,180
#*	Ezra Holdings, Ltd.	1,355,000	1,795,386
#	F.J. Benjamin Holdings, Ltd.	1,095,000	278,264
#	Federal International (2000), Ltd.	985,500	191,370
*	Firstlink Investments Corp., Ltd.	1,651,000	76,236
*	Fischer Tech, Ltd.	244,000	18,188
	Food Empire Holdings, Ltd.	1,094,400	263,376
	Freight Links Express Holdings, Ltd.	3,893,000	137,415
*	Fu Yu Corp., Ltd.	3,993,750	340,013
*	Gallant Venture, Ltd.	1,310,000	342,044
	GK Goh Holdings, Ltd.	1,463,000	626,534
	Global Yellow Pages, Ltd.	299,000	36,984
#	Goodpack, Ltd.	1,195,000	854,940
	GP Batteries International, Ltd.	395,000	266,334
	GP Industries, Ltd.	3,054,209	693,019
*	Grand Banks Yachts, Ltd.	250,000	79,864

	Guocoland, Ltd.	495,500	$764,416
	Hersing Corp., Ltd.	1,285,000	229,537
	Hi-P International, Ltd.	1,678,000	848,423
#	Ho Bee Investment, Ltd.	945,000	939,099
*	Hong Fok Corp., Ltd.	5,061,700	2,409,180
	Hong Leong Asia, Ltd.	604,000	915,349
	Hotel Grand Central, Ltd.	1,060,514	522,737
#	Hotel Properties, Ltd.	1,587,800	2,617,125
	Hour Glass, Ltd.	622,744	309,355
	HTL International Holdings, Ltd.	1,220,843	361,856
*	Huan Hsin Holdings, Ltd.	1,138,400	209,801
	HupSteel, Ltd.	1,572,875	340,389
	Hwa Hong Corp., Ltd.	2,436,000	719,823
#	Hyflux, Ltd.	1,230,000	2,648,312
#	IDT Holdings, Ltd.	693,000	226,375
	IFS Capital, Ltd.	382,800	137,736
*	Indofood Agri Resources, Ltd.	651,000	733,485
*	Informatics Education, Ltd.	1,339,000	52,036
#	InnoTek, Ltd.	613,000	205,891
*	Intraco, Ltd.	608,500	144,711
	IPC Corp., Ltd.	1,512,000	144,982
#	Isetan (Singapore), Ltd.	122,500	293,919
*	Jadason Enterprises, Ltd.	728,000	48,774
*	Jasper Investments, Ltd.	90,680	9,299
#	Jaya Holdings, Ltd.	1,530,000	497,672
*	JK Yaming International Holdings, Ltd.	907,000	251,113
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	39,536
	K1 Ventures, Ltd.	3,611,500	486,044
	Keppel Telecommunications and Transportation, Ltd.	1,649,600	1,689,638
	Khong Guan Flour Milling, Ltd.	38,000	28,291
	Kian Ann Engineering, Ltd.	1,302,000	171,082
	Kian Ho Bearings, Ltd.	781,500	81,831
	Kim Eng Holdings, Ltd.	1,360,620	1,925,667
	Koh Brothers Group, Ltd.	1,312,000	250,354
	KS Energy Services, Ltd.	498,000	428,281
	Lafe Corp., Ltd.	1,234,800	91,922
*	LanTroVision (S), Ltd.	5,028,750	125,230
	LC Development, Ltd.	2,041,254	295,078
	Lee Kim Tah Holdings, Ltd.	1,600,000	556,561
	Lion Asiapac, Ltd.	473,000	99,030
	Low Keng Huat Singapore, Ltd.	1,834,000	478,827
	Lum Chang Holdings, Ltd.	1,042,030	235,976
*	Manhattan Resources, Ltd.	668,000	278,418
*	Manufacturing Integration Technology, Ltd.	588,000	65,744
*	Mediaring.Com, Ltd.	3,161,500	510,773
	Memtech International, Ltd.	1,322,000	103,154
	Metro Holdings, Ltd.	1,850,160	948,343
#	Midas Holdings, Ltd.	1,530,000	923,526
*	Mirach Energy, Ltd.	460,000	53,456
	Miyoshi Precision, Ltd.	553,500	68,271
#	MobileOne, Ltd.	1,794,000	2,251,680
*	Multi-Chem, Ltd.	1,263,000	170,355
	Nera Telecommunications, Ltd.	1,272,000	301,377
	New Toyo International Holdings, Ltd.	1,043,000	169,325
	NSL, Ltd.	414,000	370,116
*	Orchard Parade Holdings, Ltd.	956,022	727,119
*	Osim International, Ltd.	964,000	303,849
	Ossia International, Ltd.	750,554	71,281
*	Overseas Union Enterprise, Ltd.	80,000	527,583
	Pan Pacific Hotels Group, Ltd.	1,687,500	1,708,636
	Pan-United Corp., Ltd.	2,060,000	837,574

#	Parkway Holdings, Ltd.	1,326,133	$1,937,288
	PCI, Ltd.	734,000	188,865
*	Penguin International, Ltd.	400,000	50,971
	Pertama Holdings, Ltd.	459,750	117,495
#	Petra Foods, Ltd.	881,000	526,673
	Popular Holdings, Ltd.	2,719,500	366,066
*	PSC Corp., Ltd.	1,973,419	286,027
	QAF, Ltd.	881,000	283,577
	Qian Hu Corp., Ltd.	674,600	74,191
#	Raffles Education Corp., Ltd.	3,843,781	1,382,543
	Rotary Engineering, Ltd.	1,108,600	900,182
	San Teh, Ltd.	1,006,087	227,545
	SBS Transit, Ltd.	962,500	1,185,140
#*	SC Global Developments, Ltd.	42,000	47,782
*	Seroja Investments, Ltd.	17,768	8,262
	Sim Lian Group, Ltd.	1,380,000	451,139
*	Sing Holdings, Ltd.	36,666	8,169
	Sing Investments & Finance, Ltd.	198,450	187,893
#	Singapore Land, Ltd.	148,000	567,260
	Singapore Post, Ltd.	3,567,900	2,338,401
	Singapore Reinsurance Corp., Ltd.	1,714,530	375,644
	Singapore Shipping Corp., Ltd.	1,765,000	355,366
	Singapura Finance, Ltd.	174,062	187,620
	Sinwa, Ltd.	259,000	77,620
	SMB United, Ltd.	1,224,000	233,274
#	SMRT Corp., Ltd.	1,421,000	1,691,330
*	SP Corp., Ltd.	454,000	17,726
	SSH Corp., Ltd.	1,307,000	203,344
	Stamford Land Corp., Ltd.	2,803,000	823,229
	Straco Corp., Ltd.	130,000	11,305
#	Straits Asia Resources, Ltd.	1,380,000	2,072,203
*	Sunningdale Tech, Ltd.	9,341,000	985,946
*	Sunright, Ltd.	378,000	44,947
	Superbowl Holdings, Ltd.	980,000	127,189
	Superior Multi-Packaging, Ltd.	490,500	47,008
#*	Swiber Holdings, Ltd.	801,000	519,299
#	Tat Hong Holdings, Ltd.	1,054,800	781,611
*	Thakral Corp., Ltd.	6,028,000	298,020
	Tiong Woon Corp. Holding, Ltd.	924,000	596,409
	Transcu Group, Ltd.	265,000	20,598
	Trek 2000 International, Ltd.	1,004,000	126,770
*	TT International, Ltd.	480	15
	UMS Holdings, Ltd.	941,000	130,926
#	United Engineers, Ltd.	607,666	729,963
*	United Envirotech, Ltd.	352,000	124,417
	United Industrial Corp., Ltd.	404,000	525,969
	United Overseas Insurance, Ltd.	188,250	393,664
*	United Pulp & Paper Co., Ltd.	708,000	62,426
	UOB-Kay Hian Holdings, Ltd.	1,501,400	1,605,104
	UOL Group, Ltd.	774,000	1,880,014
	Venture Corp., Ltd.	504,000	3,205,117
	Vicom, Ltd.	120,000	178,217
	WBL Corp., Ltd.	600,000	2,023,986
	Wheelock Properties, Ltd.	1,207,000	1,500,113
	Wing Tai Holdings, Ltd.	1,619,000	1,920,453
	Xpress Holdings, Ltd.	3,079,000	184,806
	YHI International, Ltd.	1,174,000	182,984
*	Yoma Strategic Holdings, Ltd.	132,000	9,713
	Yongnam Holdings, Ltd.	1,970,000	396,218

*	Zhongguo Jilong, Ltd.	249,876	$7,846

TOTAL SINGAPORE			94,287,815

TOTAL COMMON STOCKS			656,808,234

PREFERRED STOCKS — (0.1%)

AUSTRALIA — (0.1%)
	Village Roadshow, Ltd. Series A	334,417	425,395

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
#*	Forest Enterprises Australia, Ltd. Rights 10/14/09	1,513,062	5,339
*	Havilah Resources NL Warrants 04/30/10	2,017	53
*	Nexus Energy, Ltd. Rights 10/13/09	622,566	57,669
*	Redflex Holdings, Ltd. Rights 10/14/09	33,433	9,438
*	Samson Oil & Gas, Ltd. Rights 09/29/09	3,066,780	2,706
#*	Service Stream, Ltd. Rights 10/13/09	446,736	14,976
*	United Minerals Corp. NL Rights 10/16/09	16,141	—
*	UXC, Ltd. Options 03/31/10	94,269	37,840

TOTAL AUSTRALIA			128,021

HONG KONG — (0.0%)
*	Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	238,585
*	Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—
*	Hop Hing Group Holdings, Ltd. Warrants 05/31/13	158,464	2,290
*	ITC Corp., Ltd. Warrants 11/04/09	1,154,917	1,490
*	ITC Properties Group, Ltd. Warrants 06/02/10	4,368,736	5,637
*	Lippo, Ltd. Warrants 07/04/11	82,470	4,256
*	South China (China), Ltd. Rights 09/06/10	1,124,000	12,328

TOTAL HONG KONG			264,586

SINGAPORE — (0.0%)
*	Qian Hu Corp., Ltd. Rights 09/19/10	204,100	16,662

TOTAL RIGHTS/WARRANTS			409,269

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 10/01/09 (Collateralized by $1,260,000 FNMA 6.50%, 06/25/39, valued at $1,359,225) to be repurchased at $1,334,007	$1,334	1,334,000

		Shares/ Face Amount
		(000)
SECURITIES LENDING COLLATERAL — (16.4%)
§@	DFA Short Term Investment Fund LP	128,343,064	128,343,064
@	Repurchase Agreement, Deutsche Bank Securities 0.08%, 10/01/09 (Collateralized by various corporate obligations, ranging in par value from $1,357,371 to $8,582,278, rates ranging from 5.500% to 7.000%, maturities ranging from 01/01/36 to 12/01/38, valued at $819,143) to be repurchased at $803,0833	$803	803,081

TOTAL SECURITIES LENDING COLLATERAL			129,146,145

TOTAL INVESTMENTS — (100.0%)
(Cost $738,093,651)##			$788,123,043

Summary of inputs used to value the Fund’s net assets as of September 30, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,547,875	$378,165,445	—	$383,713,320
Hong Kong	750,513	131,249,006	—	131,999,519
Malaysia	—	3,727	—	3,727
New Zealand	—	46,803,853	—	46,803,853
Singapore	2,528,152	91,759,663	—	94,287,815
Preferred Stock
Australia	—	425,395	—	425,395
Rights/Warrants
Australia	23,021	105,000	—	128,021
Hong Kong	18,874	245,712	—	264,586
Singapore	16,662	—	—	16,662
Temporary Cash Investments	—	1,334,000	—	1,334,000
Securities Lending Collateral	—	129,146,145	—	129,146,145
Total	$8,885,097	$779,237,946	—	$788,123,043

THE UNITED KINGDOM SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
September 30, 2009
(Unaudited)

		Shares	Value††
COMMON STOCKS — (97.1%)
Consumer Discretionary — (20.4%)
	4imprint Group P.L.C.	96,735	$170,138
	Aegis Group P.L.C.	3,311,021	5,936,673
	Aga Rangemaster Group P.L.C.	288,143	662,292
*	Arena Leisure P.L.C.	1,372,024	579,952
*	Barratt Developments P.L.C.	235,159	925,834
	Bellway P.L.C.	420,170	5,593,404
*	Berkeley Group Holdings P.L.C. (The)	320,225	4,544,187
	Bloomsbury Publishing P.L.C.	271,841	531,054
#	Bovis Homes Group P.L.C.	474,842	3,550,861
	Burberry Group P.L.C.	277,987	2,242,198
	Caffyns P.L.C.	6,000	40,133
	Carpetright P.L.C.	167,232	2,140,892
	Carphone Warehouse Group P.L.C.	460,374	1,413,286
	Centaur Media P.L.C.	617,725	418,559
	Chime Communications P.L.C.	211,086	590,488
*	Chrysalis Group P.L.C.	107,232	159,976
	Churchill China P.L.C.	30,000	122,538
*	Cineworld Group P.L.C.	3,286	8,670
	Clinton Cards P.L.C.	740,506	415,585
*	Cosalt P.L.C.	648,218	127,068
	Daily Mail & General Trust P.L.C. Series A	636,483	4,694,595
	Debenhams P.L.C.	1,677,085	2,042,171
	Dignity P.L.C.	255,526	2,378,113
*	Domino’s Pizza UK & IRL P.L.C.	28,654	133,870
*	DSG International P.L.C.	10,089,373	4,292,292
	Dunelm Group P.L.C.	38,882	193,426
*	eaga P.L.C.	140,286	325,055
*	Enterprise Inns P.L.C.	627,886	1,253,703
	Euromoney Institutional Investor P.L.C.	327,218	1,958,394
#	Findel P.L.C.	1,283,962	812,263
*	Forminster P.L.C.	43,333	2,597
	French Connection Group P.L.C.	373,475	271,719
	Fuller Smith & Turner P.L.C.	129,026	1,059,122
	Future P.L.C.	1,324,863	424,118
*	Galiform P.L.C.	195,719	248,493
	Game Group P.L.C.	1,441,697	3,689,073
#*	Games Workshop Group P.L.C.	101,889	472,481
*	GKN P.L.C.	1,074,476	1,957,435
	Greene King P.L.C.	716,652	4,838,308
	Halfords Group P.L.C.	840,460	4,734,483
	Haynes Publishing Group P.L.C.	14,703	59,620
	Headlam Group P.L.C.	330,383	1,628,627
	Henry Boot P.L.C.	426,786	688,946
#	HMV Group P.L.C.	1,627,244	2,737,619
	Holidaybreak P.L.C.	206,890	991,122
	Hornby P.L.C.	154,220	343,161
	Huntsworth P.L.C.	795,153	944,799
	Inchcape P.L.C.	3,670,446	1,652,509
	Informa P.L.C.	1,075,972	5,419,188
	ITV P.L.C.	2,312,304	1,634,807
#	J.D. Wetherspoon P.L.C.	483,984	3,707,421
	JD Sports Fashion P.L.C.	122,850	1,121,630
*	JJB Sports P.L.C.	750,992	386,113
	John Menzies P.L.C.	244,534	1,320,047
*	Johnston Press P.L.C.	109,928	66,001
	Kesa Electricals P.L.C.	2,031,662	4,671,161
	Ladbrokes P.L.C.	1,188,699	3,566,529

	Laura Ashley Holdings P.L.C.	2,806,720	$730,070
	Lookers P.L.C.	1,263,815	1,205,465
	Luminar Group Holdings P.L.C.	347,909	533,737
#*	Manganese Bronze Holdings P.L.C.	68,818	209,112
	Marston’s P.L.C.	1,367,965	2,133,988
	Millennium and Copthorne Hotels P.L.C.	606,119	3,610,140
*	Mitchells & Butlers P.L.C.	284,973	1,186,603
	Mothercare P.L.C.	324,479	2,919,445
	N Brown Group P.L.C.	881,741	3,472,126
	Pace P.L.C.	772,437	2,811,722
#*	PartyGaming P.L.C.	238,967	1,035,131
	Pendragon P.L.C.	2,285,154	1,400,742
*	Persimmon P.L.C.	506,151	3,705,695
#	Pinewood Shepperton P.L.C.	182,105	393,051
*	Punch Taverns P.L.C.	591,433	1,141,986
*	Rank Group P.L.C.	915,711	1,309,408
*	Redrow P.L.C.	626,857	2,166,087
	Restaurant Group P.L.C.	732,507	2,263,966
	Rightmove P.L.C.	261,219	2,320,719
	Smiths News P.L.C.	674,129	1,290,490
*	Sportech P.L.C.	329,794	393,816
	Sports Direct International P.L.C.	456,794	750,743
	St. Ives Group P.L.C.	436,379	520,344
*	Stylo P.L.C.	64,096	4,866
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
*	Taylor Wimpey P.L.C.	759,589	512,547
	Ted Baker P.L.C.	161,086	1,117,338
*	Topps Tiles P.L.C.	761,166	1,158,004
	Trinity Mirror P.L.C.	91,191	251,053
	United Business Media P.L.C.	864,643	6,475,960
	UTV Media P.L.C.	217,432	344,887
	Vitec Group P.L.C. (The)	160,303	936,255
*	Wagon P.L.C.	237,979	7,340
	WH Smith P.LC	588,205	4,249,024
*	Whitbread P.L.C.	136,622	2,662,850
	William Hill P.L.C.	1,297,070	3,661,612
	Wilmington Group P.L.C.	346,234	764,416
#*	Yell Group P.L.C.	1,233,372	1,164,720
Total Consumer Discretionary			157,710,257

Consumer Staples — (4.1%)
	A.G.BARR P.L.C.	128,572	1,669,825
	Anglo-Eastern Plantations P.L.C.	108,333	604,957
	Britvic P.L.C.	621,890	3,507,749
	Cranswick P.L.C.	174,592	1,887,425
#	Dairy Crest Group P.L.C.	520,119	3,193,672
	Devro P.L.C.	605,749	1,321,728
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	395,967	2,535,806
	McBride P.L.C.	781,394	2,394,127
	Northern Foods P.L.C.	1,936,149	2,188,333
*	Premier Foods P.L.C.	4,003,835	2,692,869
	PZ Cussons P.L.C.	1,348,567	5,419,846
	R.E.A. Holdings P.L.C.	49,233	307,840
	Robert Wiseman Dairies P.L.C.	224,570	1,517,767
	Tate & Lyle P.L.C.	174,059	1,179,032
	Thorntons P.L.C.	313,060	602,152
#*	Uniq P.L.C.	463,373	326,697
	Young & Co.’s Brewery P.L.C.	40,000	265,784
	Young & Co.’s Brewery P.L.C. Series A	20,936	166,258
Total Consumer Staples			31,781,867

Energy — (5.5%)
	Anglo Pacific Group P.L.C.	426,647	$1,405,731
*	Dana Petroleum P.L.C.	333,328	7,496,178
*	Emerald Energy P.L.C.	214,462	2,569,650
*	Fortune Oil P.L.C.	5,889,851	800,562
*	Hardy Oil & Gas P.L.C.	49,802	378,358
#*	Heritage Oil P.L.C.	242,868	1,915,561
	Hunting P.L.C.	448,514	3,875,231
	James Fisher & Sons P.L.C.	189,802	1,520,040
	JKX Oil and Gas P.L.C.	483,996	2,156,217
	John Wood Group P.L.C.	554,552	2,708,996
*	Lamprell P.L.C.	61,287	170,663
	Melrose Resources P.L.C.	346,959	1,909,333
#*	Premier Oil P.L.C.	335,099	6,492,434
*	Salamander Energy P.L.C.	287,546	1,036,945
*	Soco International P.L.C.	258,739	5,868,652
*	UK Coal P.L.C.	573,596	1,059,655
	Wellstream Holdings P.L.C.	125,733	1,229,655
Total Energy			42,593,861

Financials — (14.0%)
	Aberdeen Asset Management P.L.C.	2,590,854	6,210,895
	Amlin P.L.C.	1,027,564	6,308,621
	Arbuthnot Banking Group P.L.C.	67,329	453,941
	Ashmore Group P.L.C.	419,900	1,684,529
*	BCB Holdings, Ltd.	5,979	11,671
	Beazley P.L.C.	1,047,415	1,980,818
	BlueBay Asset Management P.L.C.	154,645	730,807
	Brewin Dolphin Holdings P.L.C.	870,024	2,269,570
	Brit Insurance Holdings P.L.C.	1,289,236	4,201,760
	Capital & Regional P.L.C.	814,788	429,859
	Catlin Group, Ltd.	977,375	5,495,342
	Charles Stanley Group P.L.C.	123,753	530,771
	Charles Taylor Consulting P.L.C.	139,215	507,340
	Chesnara P.L.C.	177,995	483,602
	Close Brothers Group P.L.C.	481,680	6,136,910
	Collins Stewart P.L.C.	98,837	119,679
	Daejan Holdings P.L.C.	36,248	1,583,671
	Development Securities P.L.C.	199,059	1,078,694
#*	DTZ Holdings P.L.C.	224,770	369,008
	Evolution Group P.L.C.	1,150,083	2,519,228
	F&C Asset Management P.L.C.	554,000	688,780
*	Friends Provident Group P.L.C.	23,320	31,072
*	Full Circle Future, Ltd.	135,600	—
	Hansard Global P.L.C.	4,765	12,665
	Hardy Underwriting Group P.L.C.	153,854	754,256
	Hargreaves Lansdown P.L.C.	410,921	1,877,325
	Helical Bar P.L.C.	386,959	2,323,239
#	Henderson Group P.L.C.	2,936,019	6,055,142
	Hiscox, Ltd.	1,535,730	8,475,039
	IG Group Holdings P.L.C.	1,256,927	6,703,338
*	Industrial & Commercial Holdings P.L.C.	5,000	120
#	Intermediate Capital Group P.L.C.	391,479	1,873,607
	International Personal Finance P.L.C.	930,623	2,429,983
*	IP Group P.L.C.	250,011	231,992
	Jardine Lloyd Thompson Group P.L.C.	663,478	5,152,682
	Liontrust Asset Management P.L.C.	129,935	242,445
#*	LSL Property Services P.L.C.	134,125	498,082
*	MWB Group Holdings P.L.C.	379,622	355,344
	Novae Group P.L.C.	234,907	1,276,773
	Park Group P.L.C.	166,600	52,908
#	Provident Financial P.L.C.	485,695	7,059,617

*	Quintain Estates & Development P.L.C.	318,342	$1,075,827
	Rathbone Brothers P.L.C.	159,131	2,215,232
	Rensburg Sheppards P.L.C.	168,448	1,740,429
*	Rutland Trust P.L.C.	85,288	91,324
	S&U P.L.C.	21,140	166,557
	Savills P.L.C.	501,321	2,670,497
*	Shellproof, Ltd.	1,156	554
	Shore Capital Group P.L.C.	1,193,004	745,654
	St. James’s Place P.L.C.	718,698	3,002,472
*	St. Modwen Properties P.L.C.	623,129	2,215,021
	Tullett Prebon P.L.C.	757,461	4,737,175
	Unite Group P.L.C.	192,038	808,366
Total Financials			108,670,233

Health Care — (3.4%)
#*	Alizyme P.L.C.	660,805	42,243
*	Antisoma P.L.C.	2,024,536	1,137,657
*	Ark Therapeutics Group P.L.C.	638,344	433,612
*	Assura Group, Ltd.	48,153	26,218
*	Axis-Shield P.L.C.	223,504	1,518,810
	Biocompatibles International P.L.C.	147,081	448,368
	Bioquell P.L.C.	90,893	205,172
*	BTG P.L.C.	730,460	2,122,241
	Care UK P.L.C.	199,792	1,207,014
	Consort Medical P.L.C.	116,271	807,404
	Corin Group P.L.C.	151,637	164,518
	Dechra Pharmaceuticals P.L.C.	201,204	1,378,776
	Genetix Group P.L.C.	151,246	142,432
	Genus P.L.C.	157,057	1,723,933
	Goldshield Group P.L.C.	119,590	903,631
	Hikma Pharmaceuticals P.L.C.	430,418	3,231,716
	Nestor Healthcare Group P.L.C.	443,850	314,344
*	Oxford Biomedica P.L.C.	2,123,042	375,029
*	Prostrakan Group P.L.C.	38,359	75,914
*	Renovo Group P.L.C.	95,255	40,857
#*	SkyePharma P.L.C.	55,765	78,548
*	Southern Cross Healthcare, Ltd.	195,059	414,541
	SSL International P.L.C.	753,239	7,719,761
*	Synergy Health P.L.C.	28,214	294,883
*	Vectura Group P.L.C.	1,085,207	1,476,053
*	William Ransom & Son P.L.C.	30,000	2,616
Total Health Care			26,286,291

Industrials — (32.1%)
*	AEA Technology P.L.C.	539,970	241,811
	Aggreko P.L.C.	611,546	6,880,728
	Air Partner P.L.C.	37,086	356,065
	Alumasc Group P.L.C.	131,547	231,619
	Arriva P.L.C.	655,941	5,259,084
	Ashtead Group P.L.C.	1,976,882	2,725,273
	Atkins WS P.L.C.	425,663	4,279,457
*	Autologic Holdings P.L.C.	96,590	49,096
*	Avis Europe P.L.C.	197,823	112,301
	Babcock International Group P.L.C.	853,247	7,767,121
	Balfour Beatty P.L.C.	68,723	354,852
	BBA Aviation P.L.C.	1,204,134	3,049,361
	Bodycote P.L.C.	722,295	1,926,096
	Braemar Shipping Services P.L.C.	81,108	498,419
	Brammer P.L.C.	185,266	520,195
*	British Airways P.L.C.	92,560	327,401
	BSS Group P.L.C.	489,152	2,267,622

	Business Post Group P.L.C.	198,762	$919,455
	Camellia P.L.C.	2,437	282,552
	Carillion P.L.C.	1,523,518	6,720,058
	Carr’s Milling Industries P.L.C.	35,330	244,076
*	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	162,757	521,205
	Charter International P.L.C.	626,781	6,891,651
	Chemring Group P.L.C.	128,869	5,042,566
	Chloride Group P.L.C.	1,025,093	2,992,265
	Clarkson P.L.C.	68,229	932,842
	Communisis P.L.C.	561,133	179,201
	Connaught P.L.C.	319,006	2,067,708
	Cookson Group P.L.C.	303,200	1,996,539
	Costain Group P.L.C.	1,269,584	583,032
*	Danka Business Systems P.L.C.	1,029,605	33,403
	Davis Service Group P.L.C.	670,430	4,304,304
	De la Rue P.L.C.	387,017	5,565,735
	Dewhurst P.L.C.	9,000	33,945
*	easyJet P.L.C.	548,462	3,328,270
	Eleco P.L.C.	80,000	49,711
	Fenner P.L.C.	671,987	1,588,146
*	Firstgroup P.L.C.	9,817	65,047
	Forth Ports P.L.C.	175,092	3,382,387
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,434,295	1,341,819
	Go-Ahead Group P.L.C.	169,568	3,849,806
	Hampson Industries P.L.C.	430,496	501,154
	Hays P.L.C.	5,101,389	8,496,604
	Helphire P.L.C.	1,050,597	740,849
	Hogg Robinson Group P.L.C.	103,893	58,979
#	Homeserve P.L.C.	228,007	5,806,616
	Hyder Consulting P.L.C.	168,297	779,890
	IMI P.L.C.	1,192,232	8,542,195
*	Impellam Group P.L.C.	35,258	28,617
	Interserve P.L.C.	498,625	1,837,392
	Intertek Group P.L.C.	539,854	10,970,339
	Invensys P.L.C.	472,034	2,203,693
	ITE Group P.L.C.	1,190,261	2,333,494
	J. Smart & Co. (Contractors) P.L.C.	22,500	157,573
	Keller Group P.L.C.	272,633	3,174,460
	Kier Group P.L.C.	141,688	2,694,162
	Latchways P.L.C.	41,288	429,175
	Lavendon Group P.L.C.	175,529	511,502
	Lincat Group P.L.C.	14,452	107,399
	Low & Bonar P.L.C.	763,541	451,242
	Management Consulting Group P.L.C.	1,026,246	488,023
	Meggitt P.L.C.	1,567,072	5,844,497
	Melrose P.L.C.	1,040,745	3,082,103
	Michael Page International P.L.C.	1,235,568	6,623,252
	Mitie Group P.L.C.	1,208,230	4,881,878
*	MJ Gleeson Group P.L.C.	195,875	332,335
	Morgan Crucible Co. P.L.C.	1,158,902	3,191,334
	Morgan Sindall P.L.C.	161,485	1,718,575
	Mouchel Group P.L.C.	469,006	1,763,294
	MS International P.L.C.	50,000	167,219
	National Express Group P.L.C.	487,807	3,738,388
	Northgate P.L.C.	313,860	1,190,617
	PayPoint P.L.C.	87,805	632,455
	PV Crystalox Solar P.L.C.	597,857	708,971
	Qinetiq P.L.C.	2,172,472	4,898,648
	Regus P.L.C.	3,224,833	5,172,453

	Rentokil Initial P.L.C.	1,708,492	$3,118,323
	Ricardo P.L.C.	222,000	924,746
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	392,488	1,298,780
	ROK P.L.C.	723,316	625,176
	RPS Group P.L.C.	788,615	2,838,687
	Scott Wilson Group P.L.C.	83,704	141,809
	Senior P.L.C.	1,671,692	1,652,558
	Severfield-Rowen P.L.C.	351,952	1,004,595
	Shanks Group P.L.C.	1,642,693	2,607,392
	SIG P.L.C.	1,366,866	3,016,472
	Speedy Hire P.L.C.	178,122	123,545
*	Spice P.L.C.	4,494	5,890
	Spirax-Sarco Engineering P.L.C.	304,500	5,090,655
	Spring Group P.L.C.	596,238	596,214
	Stagecoach Group P.L.C.	803,167	2,094,723
	Sthree P.L.C.	299,337	1,240,330
#	T. Clarke P.L.C.	148,717	323,832
	Tarsus Group P.L.C.	212,372	373,003
	Tomkins P.L.C.	3,282,427	9,872,739
	Travis Perkins P.L.C.	434,045	5,793,160
	Tribal Group P.L.C.	132,810	211,723
	Trifast P.L.C.	359,985	156,093
	Ultra Electronics Holdings P.L.C.	267,145	5,724,563
	Umeco P.L.C.	196,406	862,956
#*	Volex Group P.L.C.	241,088	324,108
	Vp P.L.C.	167,463	482,756
	VT Group P.L.C.	677,021	6,115,850
	Weir Group P.L.C. (The)	376,163	4,076,026
	Wincanton P.L.C.	479,763	1,814,125
	WSP Group P.L.C.	262,651	1,512,204
	XP Power, Ltd.	73,546	367,096
Total Industrials			248,411,730

Information Technology — (12.5%)
	Acal P.L.C.	104,729	193,163
*	Alphameric P.L.C.	127,141	73,248
*	Alterian P.L.C.	179,139	498,569
	Anite P.L.C.	1,166,924	662,624
	ARM Holdings P.L.C.	4,793,513	11,040,751
	Aveva Group P.L.C.	275,408	4,052,130
	Computacenter P.L.C.	423,790	2,171,687
*	CSR P.L.C.	380,954	2,858,297
#	Dialight P.L.C.	111,362	279,665
	Dicom Group P.L.C.	317,667	798,522
	Dimension Data Holdings P.L.C.	5,615,130	5,683,430
	Diploma P.L.C.	459,990	1,272,684
	Domino Printing Sciences P.L.C.	456,398	2,127,368
	E2V Technologies P.L.C.	247,588	312,865
	Electrocomponents P.L.C.	1,576,293	3,882,209
	Fidessa Group P.L.C.	130,344	2,438,156
*	Gresham Computing P.L.C.	204,631	100,659
	Halma P.L.C.	1,486,473	5,164,478
*	Imagination Technologies Group P.L.C.	882,944	2,331,307
	Innovation Group P.L.C.	2,537,718	457,403
*	Intec Telecom Systems P.L.C.	1,201,847	1,894,576
	Kewill P.L.C.	368,863	592,474
	Laird P.L.C.	719,642	2,401,242
	Logica P.L.C.	3,037,910	6,338,393
	Micro Focus International P.L.C.	452,097	2,574,854
*	Misys P.L.C.	1,982,492	6,560,922

	Morse P.L.C.	367,208	$188,962
	Oxford Instruments P.L.C.	193,856	620,959
	Phoenix IT Group, Ltd.	197,369	713,451
	Premier Farnell P.L.C.	1,379,926	3,284,078
	Psion P.L.C.	499,513	879,529
*	Raymarine P.L.C.	249,080	53,864
	Renishaw P.L.C.	184,971	1,638,698
	RM P.L.C.	363,499	913,685
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	352,833	6,384,700
*	Scipher P.L.C.	34,563	621
*	SDL P.L.C.	333,680	1,929,089
	Spectris P.L.C.	499,879	5,654,662
	Spirent Communications P.L.C.	2,766,948	3,866,005
*	Telecity Group P.L.C.	25,779	132,122
	TT electronics P.L.C.	595,193	619,497
	Vislink P.L.C.	588,460	235,152
*	Wolfson Microelectronics P.L.C.	493,841	1,092,537
	Xaar P.L.C.	220,887	335,904
	Xchanging P.L.C.	541,322	1,911,570
Total Information Technology			97,216,761

Materials — (4.0%)
	British Polythene Industries P.L.C.	102,332	377,703
	Carclo P.L.C.	214,230	321,458
	Croda International P.L.C.	484,717	5,098,872
	Delta P.L.C.	591,338	1,699,560
	DS Smith P.L.C.	1,591,931	2,727,414
	Elementis P.L.C.	1,858,096	1,676,346
*	Ferrexpo P.L.C.	53,508	125,844
	Filtrona P.L.C.	704,266	1,903,717
*	Gem Diamonds, Ltd.	3,895	14,898
	Hill & Smith Holdings P.L.C.	275,101	1,370,753
	Hochschild Mining P.L.C.	203,726	1,022,868
*	Inveresk P.L.C.	125,000	3,196
	Marshalls P.L.C.	658,597	1,315,957
	Mondi P.L.C.	918,221	4,549,964
*	Petropavlovsk P.L.C.	105,983	1,534,915
	Porvair P.L.C.	158,128	178,466
	RPC Group P.L.C.	404,286	1,589,761
	Victrex P.L.C.	321,880	3,937,616
	Yule Catto & Co. P.L.C.	505,169	1,110,042
	Zotefoams P.L.C.	96,852	127,916
Total Materials			30,687,266

Telecommunication Services — (0.6%)
*	COLT Telecom Group SA	1,213,428	2,306,228
	Kcom Group P.L.C.	2,504,455	1,480,992
	Telecom Plus P.L.C.	257,500	1,307,148
Total Telecommunication Services			5,094,368

Utilities — (0.5%)
	Dee Valley Group P.L.C.	12,109	164,381
*	Drax Group P.L.C.	81,042	611,834
	Hydro International P.L.C.	17,669	26,204
	Northumbrian Water Group P.L.C.	607,244	2,397,346
	Pennon Group P.L.C.	50,392	383,433
Total Utilities			3,583,198

TOTAL COMMON STOCKS			752,035,832

RIGHTS/WARRANTS — (0.1%)
* Development Securities P.L.C. Rights 2009	123,729	$669,345
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* UK Coal P.L.C. Rights 10/08/09	315,478	204,194
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		873,539

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 10/01/09 (Collateralized by $1,985,000 FNMA 5.00%, 06/01/35, valued at $1,223,142) to be repurchased at $1,220,006	$1,220	1,220,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (2.6%)
§@ DFA Short Term Investment Fund LP	19,472,278	19,472,278
@ Repurchase Agreement, Deutsche Bank Securities 0.08%, 10/01/09 (Collateralized by various corporate obligations, ranging in par value from $1,357,371 to $8,582,278, rates ranging from 5.500% to 7.000%, maturities ranging from 01/01/36 to 12/01/38, valued at $587,387) to be repurchased at $575,871	$576	575,870

TOTAL SECURITIES LENDING COLLATERAL		20,048,148

TOTAL INVESTMENTS — (100.0%)
(Cost $832,687,136)##		$774,177,519

Summary of inputs used to value the Fund’s net assets as of September 30, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$157,710,257	—	$157,710,257
Consumer Staples	—	31,781,867	—	31,781,867
Energy	—	42,593,861	—	42,593,861
Financials	—	108,670,233	—	108,670,233
Health Care	—	26,286,291	—	26,286,291
Industrials	$141,344	248,270,386	—	248,411,730
Information Technology	—	97,216,761	—	97,216,761
Materials	—	30,687,266	—	30,687,266
Telecommunication Services	—	5,094,368	—	5,094,368
Utilities	—	3,583,198	—	3,583,198
Rights/Warrants	669,345	204,194	—	873,539
Temporary Cash Investments	—	1,220,000	—	1,220,000
Securities Lending Collateral	—	20,048,148	—	20,048,148
Total	$810,689	$773,366,830	—	$774,177,519

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
September 30, 2009
(Unaudited)

		Shares	Value††
COMMON STOCKS — (89.2%)
AUSTRIA — (2.8%)
	Agrana Beteiligungs AG	16,794	$1,692,467
	Andritz AG	116,739	5,847,601
#*	A-TEC Industries AG	21,828	348,500
	Austria Email AG	715	4,672
	BKS Bank AG	3,120	80,265
*	BWIN Interactive Entertainment AG	79,165	3,605,914
	BWT AG	27,601	694,516
#*	CA Immobilien Anlagen AG	130,641	1,696,306
*	Christ Water Techology AG	24,819	120,284
	Constantia Packaging AG	18,095	933,980
*	Conwert Immobilien Invest AG	48,984	674,179
*	EAG-Beteiligungs AG	1,650	28,185
	EVN AG	36,696	736,259
#	Flughafen Wien AG	39,948	2,079,608
*	Frauenthal Holding AG	12,084	139,878
*	Intercell AG	104,732	4,458,313
	Josef Manner & Co. AG	870	57,927
*	Kapsch TrafficCom AG	1,065	41,268
	Lenzing AG	4,701	1,605,511
	Mayr-Melnhof Karton AG	31,265	3,173,554
	Oberbank AG	35,740	2,270,873
#	Oesterreichischen Post AG	98,332	2,725,832
#	Palfinger AG	45,976	1,194,909
*	RHI AG	93,231	2,674,159
#	Rosenbauer International AG	11,816	537,264
*	S&T System Integration & Technology Distribution AG	6,404	117,940
#	Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,549,121
#*	Sparkassen Immobilien AG	58,185	445,787
	Strabag SE	95,319	3,098,503
	UBM Realitaetenentwicklung AG	1,440	67,958
#	Uniqa Versicherungen AG	183,096	3,529,726
	Voestalpine AG	65,130	2,336,554
*	Warimpex Finanz und Beteiligungs AG	3,832	15,379
*	Wienerberger AG	113,592	2,354,291
	Wolford AG	11,165	196,714
*	Zumtobel AG	76,175	1,394,264

TOTAL AUSTRIA			52,528,461

BELGIUM — (3.7%)
	Ackermans & van Haaren NV	81,854	5,976,363
*	Agfa Gevaert NV	368,855	2,038,217
	Banque Nationale de Belgique	952	4,693,848
*	Barco NV	53,143	2,325,481
	Bekaert SA	56,746	7,522,340
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	236,442
	Compagnie d’Entreprises CFE	40,394	2,248,299
*	Compagnie du Bois Sauvage SA	87	13
	Compagnie Immobiliere de Belgique SA	10,535	297,270
#	Compagnie Maritime Belge SA	61,365	1,894,508
#*	Deceuninck NV	61,853	158,897
*	Devgen	1,350	16,824
	D’Ieteren SA NV	12,852	4,745,008
	Duvel Moorgat SA	8,904	591,647
	Econocom Group SA	65,485	882,332
	Elia System Operator SA NV	112,393	4,550,794
#	Euronav SA	86,793	1,871,232

	EVS Broadcast Equipment SA	13,059	$979,586
	Exmar NV	76,531	1,138,874
	Floridienne SA	2,033	269,136
*	Galapagos NV	3,917	46,247
*	Hamon & CIE SA	2,193	94,381
	Henex	7,487	397,890
	Image Recognition Integrated Systems (I.R.I.S.)	6,284	423,362
*	International Brachtherapy SA	35,773	200,607
	Ion Beam Applications SA	67,020	845,521
	Jensen-Group NV	12,030	115,969
	Kinepolis Group NV	4,534	190,696
	Lotus Bakeries SA	1,361	616,543
#	Melexis NV	88,696	903,733
#*	Nyrstar NV	71,275	866,028
	Omega Pharma SA	82,242	3,640,100
*	Option NV	19,215	54,676
*	Picanol	16,620	60,709
#*	RealDolmen NV	6,066	135,381
	Recticel SA	52,387	427,610
*	Resilux	4,095	265,928
	Rosier SA	655	267,519
*	Roularta Media Group NV	3,344	78,468
	SAPEC SA (4775951)	3,531	356,923
*	SAPEC SA (5389544)	75	350
	Sioen Industries NV	52,140	371,747
	Sipef NV	24,100	1,216,434
*	Spector Photo Group SA	11,235	15,808
*	Systemat-Datarelay SA	26,232	180,381
#*	Telenet Group Holding NV	148,890	3,940,342
	Ter Beke NV	2,281	173,968
	Tessenderlo Chemie NV	90,268	3,485,467
*	ThromboGenics NV	7,719	171,670
	Umicore	143,678	4,317,406
	Unibra SA	1,600	339,499
	Van De Velde NV	27,632	1,202,913
*	VPK Packaging Group SA	13,057	501,009

TOTAL BELGIUM			68,342,396

DENMARK — (2.3%)
*	Aarhus Lokalbank A.S.	8,030	101,058
*	Aktieselskabet Roskilde Bank A.S.	32,685	2,249
*	Aktieselskabet Skjern Bank A.S.	3,276	129,334
	Alk-Abello A.S.	14,179	1,325,609
*	Alm. Brand A.S.	27,560	656,655
*	Amagerbanken A.S.	32,395	371,594
	Ambu A.S.	22,100	478,404
	Arkil Holdings A.S. Series B	780	119,392
	Auriga Industries A.S. Series B	46,057	850,825
	Bang & Olufsen Holdings A.S.	91,461	1,174,788
*	Bavarian Nordic A.S.	17,176	786,826
#*	BoConcept Holding A.S.	5,650	150,149
*	Brodrene Hartmann A.S. Series B	11,730	170,936
*	Brondbyernes IF Fodbold A.S. Series B	15,450	97,874
	D/S Norden A.S.	42,111	1,600,926
*	Dalhoff, Larson & Horneman A.S. Series B	32,000	216,353
*	Dantherm Holding A.S.	13,100	64,536
*	DFDS A.S.	11,236	790,332
*	DiBa Bank A.S.	2,300	50,849
*	Djursland Bank A.S.	8,970	303,117
	East Asiatic Co., Ltd. A.S.	52,687	1,901,844
	F.E. Bording A.S.	600	71,829

*	Fionia Holding A.S.	17,880	$—
	Fluegger A.S. Series B	4,198	347,102
*	GN Store Nord A.S.	517,039	2,831,871
*	GPV Industi A.S.	2,200	12,974
#*	Greentech Energy Systems A.S.	62,978	325,552
*	Gronlandsbanken	768	61,732
#*	H&H International A.S. Series B	1,920	84,711
	Harboes Bryggeri A.S.	10,250	256,442
	Hojgaard Holding A.S. Series B	2,750	113,890
	IC Companys A.S.	33,305	895,283
*	Incentive A.S.	3,575	13,001
	Jeudan A.S.	2,516	206,892
*	Jyske Bank A.S.	55,009	2,305,986
*	Lan & Spar Bank A.S.	5,150	285,587
*	Lastas A.S. Series B	11,200	86,635
*	Lollands Bank A.S.	750	31,045
*	Maconomy Corp. A.S.	7,833	11,210
#*	Mols-Linien A.S.	27,490	352,760
#*	NeuroSearch A.S.	42,054	1,240,300
#*	NKT Holding A.S.	58,121	3,413,825
*	Nordjyske Bank A.S.	17,600	412,032
*	Norresundby Bank A.S.	7,350	266,595
*	Ostjydsk Bank A.S.	2,554	238,876
#*	Parken Sport & Entertainment A.S.	8,234	791,416
	Per Aarsleff A.S. Series B	5,975	681,525
#*	Ringkjoebing Landbobank A.S.	14,890	1,911,438
	Roblon A.S. Series B	540	60,270
*	Rockwool International A.S.	4,060	365,102
#*	Royal Unibrew A.S.	12,465	431,553
*	RTX Telecom A.S.	303	450
*	Salling Bank A.S.	910	80,639
*	Sanistal A.S. Series B	4,051	68,118
	Satair A.S.	8,525	301,954
	Schouw & Co. A.S.	70,768	1,453,681
	SimCorp A.S.	16,263	3,350,078
#*	Sjaelso Gruppen A.S.	29,228	94,131
*	SKAKO Industries A.S.	5,130	53,110
	Solar Holdings A.S. Series B	3,694	202,330
	Sondagsavisen A.S.	36,665	194,425
*	Spar Nord Bank A.S.	115,369	1,459,402
*	Sparbank	10,930	297,436
*	Sparekassen Faaborg A.S.	1,972	313,250
*	Sydbank A.S.	140,905	3,715,534
	Thrane & Thrane A.S.	9,883	271,000
	Tivoli A.S.	969	616,903
*	TK Development A.S.	91,681	480,565
*	TopoTarget A.S.	79,781	51,244
	Torm A.S.	69,423	699,846
*	Vestfyns Bank A.S.	680	81,136
*	Vestjysk Bank A.S.	24,162	513,154

TOTAL DENMARK			43,749,470

FINLAND — (7.0%)
#	Ahlstrom Oyj	4,420	59,895
#*	Aldata Solutions Oyj	194,535	131,232
#	Alma Media Oyj	278,483	2,973,687
*	Amanda Capital Oyj	67,120	198,606
#	Amer Sports Oyj Series A	307,264	2,660,791
	Aspo Oyj	68,141	596,086
	Atria P.L.C.	2,584	45,148
	Bank of Aland P.L.C.	17,663	634,121

	BasWare Oyj	34,550	$543,092
*	Biotie Therapies Corp.	265,590	225,747
	Cargotec Oyj Series B	109,737	2,584,656
#	Componenta Oyj	34,400	236,406
#	Comptel P.L.C.	324,863	385,613
	Cramo Oyj	104,189	1,646,973
#	Digia P.L.C.	55,020	257,891
	Efore Oyj	114,965	151,221
	Elisa Oyj	276,614	5,684,492
	Etteplan Oyj	62,600	279,564
*	Finnair Oyj	186,376	1,131,305
*	Finnlines Oyj	124,906	1,446,008
	Fiskars Oyj Abp Series A	181,663	2,827,821
#	F-Secure Oyj	447,078	1,905,131
*	GeoSentric Oyj	244,900	17,917
#	Glaston Oyj Abp	131,940	239,769
	HKScan Oyj Series A	72,398	987,019
	Huhtamaki Oyj	338,637	4,322,440
#	Ilkka-Yhtyma Oyj (B00ZP98)	34,432	311,997
*	Ilkka-Yhtyma Oyj (B3ZPM60)	25,824	233,163
	KCI Konecranes Oyj	242,698	6,938,111
	Kemira Oyj	248,868	3,992,979
#	Kesko Oyj	138,078	4,634,701
	Laennen Tehtaat Oyj	18,920	407,670
	Lassila & Tikanoja Oyj	117,954	2,841,062
	Lemminkainen Oyj	13,072	506,847
*	Metso Corp. Oyj	206,460	5,820,438
#*	M-Real Oyj Series B	3,798,185	4,459,145
	Neomarkka Oyj	16,652	136,768
#	Nokian Renkaat Oyj	325,926	7,612,857
	Nordic Aluminium Oyj	10,440	228,713
	Okmetic Oyj	54,904	214,965
	Olvi Oyj Series A	31,354	1,025,112
	Oriola-KD Oyj Class A	26,000	156,184
	Oriola-KD Oyj Class B	94,866	574,665
	Orion Oyj Series A	96,540	1,796,053
	Orion Oyj Series B	253,721	4,684,764
	Outokumpu Oyj Series A	188,979	3,568,948
	Outotec Oyj	36,018	1,149,272
	PKC Group Oyj	48,390	361,870
	Pohjola Bank P.L.C.	372,375	4,263,657
*	Ponsse Oyj	22,814	185,841
	Poyry Oyj	180,742	3,281,731
	Raisio P.L.C.	462,617	1,692,383
*	Ramirent Oyj	299,709	3,349,413
	Rapala VMC Oyj	113,258	761,058
	Rautaruukki Oyj Series K	135,670	3,264,735
	Raute Oyj Series A	10,390	130,334
#	Ruukki Group Oyj	303,857	854,515
#	Sanoma Oyj	162,312	3,587,785
	Scanfil Oyj	123,479	479,452
#*	Sponda Oyj	159,511	634,055
	Stockmann Oyj Abp Series A	43,914	1,204,780
#	Stockmann Oyj Abp Series B	99,920	2,634,619
	Talentum Oyj	129,629	360,595
	Tecnomen Lifetree Oyj	2,061	3,021
	Teleste Oyj	53,559	322,101
	Tieto Oyj	277,638	5,538,242
	Trainers’ House P.L.C.	107,200	86,293
	Tulikivi Oyj	79,440	116,163
	Turkistuottajat Oyj	8,490	100,580

#	Uponor Oyj Series A	206,241	$3,443,082
	Vacon Oyj	42,877	1,602,599
#	Vaisala Oyj Series A	39,132	1,425,724
	Viking Line Abp	10,400	501,560
	Wartsila Corp. Oyj Series B	121,491	4,875,880
#	YIT Oyj	120,526	2,299,650

TOTAL FINLAND			130,828,763

FRANCE — (12.8%)
	Akka Technologies SA	6,655	119,063
	Ales Groupe SA	32,639	563,674
*	ALTEN	60,626	1,634,000
#*	Altran Technologies SA	343,804	1,912,158
	April Group SA	70,844	2,991,306
	Arkema	199,362	7,049,646
	Assystem	52,519	641,375
#*	Atari SA	2,648	40,888
*	Atos Origin SA	143,571	7,272,033
	Aubay	10,285	59,985
	Audika SA	21,857	678,298
*	Baccarat SA	1,090	280,730
	Banque Tarneaud SA	1,430	216,872
	Beneteau SA	176,815	3,064,654
	Bigben Interactive	8,718	114,823
	bioMerieux SA	16,058	1,769,881
	Boiron SA	27,525	1,006,919
	Boizel Chanoine Champagne SA	6,006	385,588
#	Bonduelle SCA	12,784	1,314,190
*	Bongrain SA	14,661	1,132,019
#	Bourbon SA	162,224	7,505,503
*	Bull SA	289,386	1,412,705
	Burelle SA	3,914	417,892
*	Cafom SA	5,092	76,182
	Canal Plus SA	259,480	2,119,423
#	Carbone Lorraine SA	56,403	2,089,029
#	CBo Territoria	28,320	180,500
*	Cegedim SA	11,176	1,046,941
*	Cesar SA	9,019	10,680
#*	Club Mediterranee SA	60,303	1,428,183
*	Compagnie Generale de Geophysique-Veritas SA	191,063	4,478,823
	Compagnie Industrielle et Financiere D’Entreprises	1,200	75,162
*	Compagnie International Andre Trigano SA	983	85,899
#*	CS Communication & Systemes	7,938	101,117
	Damartex SA	21,236	477,703
#	Delachaux SA	27,616	2,106,909
	Derichebourg	562,064	3,148,348
*	Dollfus Mieg & Cie SA	54,239	—
*	Dynaction SA	14,655	175,974
	EDF Energies Nouvelles SA	24,912	1,378,140
	Electricite de Strasbourg	22,706	3,865,819
	Esso S.A.F.	8,945	1,241,315
	Establissements Maurel et Prom	305,061	6,187,225
	Euler Hermes SA	36,906	3,172,323
*	Euro Disney SCA (4320878)	89	16
#*	Euro Disney SCA (B29QD14)	48,370	443,239
	Exel Industries SA	10,841	467,671
*	Explosifs et de Produits Chimiques	524	192,052
*	Faurecia SA	76,758	1,674,504
	Fimalac SA	29,963	1,580,572
	Fleury Michon SA	4,694	231,717
*	Gascogne SA	6,907	297,288

	Gaumont SA	14,184	$839,790
#*	GECI International	63,334	322,015
*	Gemalto NV	149,247	6,980,671
	Gevelot SA	3,584	140,099
	GFI Informatique SA	122,870	683,161
#	Gifi SA	7,360	467,555
	Ginger (Groupe Ingenierie Europe)	10,523	216,520
	GL Events SA	7,882	182,376
	GPE Groupe Pizzorno	5,200	129,540
	Groupe Crit SA	24,673	707,877
	Groupe Eurotunnel SA	186,644	1,914,672
#*	Groupe Flo SA	29,358	154,938
*	Groupe Go Sport SA	2,740	84,247
*	Groupe Gorge	18,510	222,067
	Groupe Guillin SA	1,200	84,434
	Groupe Open SA	27,590	226,682
#	Groupe Steria SCA	66,183	2,363,167
	Guerbet SA	5,824	923,069
	Guyenne et Gascogne SA	25,246	2,567,365
#	Haulotte Group SA	55,825	577,594
	Havas SA	1,165,955	4,943,791
	Idsud SA	2,227	93,288
	Imerys SA	39,232	2,254,761
	Ingenico SA	103,297	2,879,109
	Ipsen SA	18,673	1,024,961
	Ipsos SA	83,610	2,600,762
#*	JC Decaux SA	51,262	1,109,823
*	Kaufman & Broad SA	2,387	76,915
	Korian SA	5,455	151,597
	Laurent-Perrier SA	11,820	969,068
*	Lectra SA	83,499	297,093
	Lisi SA	16,055	882,811
#*	LVL Medical Groupe SA	24,346	535,486
	M6 Metropole Television	148,116	3,905,832
	Maisons France Confort	1,726	68,613
#*	Manitou BF SA	46,880	765,038
	Manutan International SA	13,517	783,966
*	MGI Coutier SA	2,753	73,240
	Mr. Bricolage SA	23,846	399,429
#	Naturex	8,691	375,047
	Neopost SA	61,086	5,491,731
	Nexans SA	92,377	7,494,275
	Nexity	18,755	750,819
	Norbert Dentressangle	12,330	793,562
*	Oeneo	102,487	187,498
*	Orpea SA	97,899	4,528,311
*	Osiatis	1,400	6,273
	PagesJaunes SA	176,681	2,298,765
	Paris Orleans et Cie SA	2,660	88,619
	Pierre & Vacances	15,567	1,343,384
	Plastic Omnium SA	29,952	809,892
	Plastivaloire SA	4,552	103,242
	PSB Industries SA	8,438	224,125
	Radiall SA	4,805	329,223
	Rallye SA	77,113	2,752,149
*	Recylex SA	35,449	478,148
#	Remy Cointreau SA	76,509	3,206,672
*	Rexel SA	234,965	3,394,874
#*	Rhodia SA	224,856	3,435,043
	Robertet SA	3,167	380,974
*	Rougier SA	6,120	222,694

#	Rubis SA	32,177	$2,944,979
#*	S.T. Dupont SA	39,440	13,877
*	Sa des Ciments Vicat	158	12,145
	Sabeton SA	13,500	212,644
#	Saft Groupe SA	42,327	2,362,189
	SAMSE SA	8,545	748,122
	SCOR SE	108,387	2,968,840
	SEB SA	88,673	4,721,363
	Sechilienne SA	56,504	2,412,007
	Securidev SA	2,500	68,981
*	SeLoger.com	7,108	285,077
	Signaux Girod SA	894	65,141
	Societe BIC SA	84,787	6,038,422
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	3,311,244
	Societe Pour l’Informatique Industrielle SA	40,908	305,386
#	Societe Television Francaise 1	171,170	3,023,254
#*	Soitec SA	107,280	1,509,352
*	Solving Efeso International SA	2,012	7,656
	Somfy SA	21,848	4,689,889
	Sopra Group SA	22,982	1,520,069
	Sperian Protection	18,519	1,424,075
	Stallergenes SA	31,984	2,800,714
	STEF-TFE	28,838	1,676,870
	Sucriere de Pithiviers Le Vieil	1,745	1,609,114
	Synergie SA	32,941	874,871
	Teleperformance SA	158,000	5,318,863
	Tessi SA	5,050	377,088
#*	Theolia SA	86,282	617,734
#*	Thomson	1,013,751	2,075,423
	Tonnellerie Francois Freres SA	3,839	165,974
	Toupargel Groupe	75	1,822
*	UbiSoft Entertainment SA	196,028	3,725,018
	Union Financiere de France Banque SA	15,895	604,767
*	Valeo SA	232,962	6,146,610
	Viel et Compagnie	158,130	827,710
#	Vilmorin & Cie SA	18,821	2,129,386
#	Virbac SA	16,251	1,664,903
	VM Materiaux SA	6,914	443,180
	Vranken Pommery Monopole	9,594	506,422
	Wendel	6,636	421,086
#	Zodiac Aerospace	105,911	4,213,800
	Zueblin Immobiliere France SA	1,285	8,763

TOTAL FRANCE			237,070,528

GERMANY — (13.8%)
	A.S. Creation Tapeton AG	6,853	237,722
*	AAP Implantate AG	47,250	82,301
*	Aareal Bank AG	647,209	15,444,416
*	Abwicklungsellschaft Roesch AG	7,300	431
	ADCapital AG	33,040	306,954
*	Adlink Internet Media AG	69,691	383,271
	Agrob Immobilien AG	5,800	59,407
#	Aixtron AG	259,027	7,095,716
*	Aligna AG	324,899	453,306
	Amadeus Fire AG	16,192	300,610
	Andreae-Noris Zahn AG	26,412	939,376
	Augusta Technologie AG	26,396	367,655
	Aurubis AG	150,696	6,316,037
*	Axel Springer AG	1,134	118,716
	Baader Bank AG	138,248	566,346
	Bauer AG	4,607	192,912

	Bechtle AG	39,024	$981,249
	Bertrandt AG	22,607	593,789
*	Beta Systems Software AG	8,550	36,569
	Bilfinger Berger AG	130,384	9,024,439
*	Biolitec AG	26,843	185,765
	Biotest AG	21,560	1,392,103
*	BKN International AG	35,508	6,485
*	BMP AG	45,099	61,229
#*	Borussia Dortmund GmbH & Co. KGaA	208,512	284,181
*	Business Media China AG	5,972	3,795
	Carl Zeiss Meditec AG	36,394	585,759
*	CENTROTEC Sustainable AG	41,054	540,413
#*	Centrotherm Photovoltaics AG	5,094	245,137
#	Cewe Color Holding AG	13,917	482,383
	Comdirect Bank AG	131,903	1,272,692
#*	Constantin Medien AG	321,082	939,614
*	CropEnergies AG	6,700	26,577
	CTS Eventim AG	50,678	2,300,629
#	Curanum AG	83,165	432,597
	D. Logistics AG	113,203	214,985
	DAB Bank AG	130,043	693,926
	Data Modul AG	10,414	124,515
	Demag Cranes AG	14,647	518,541
	Deutsche Euroshop AG	87,386	3,066,434
#*	Deutsche Wohnen AG	22,235	220,275
*	Deutz AG	249,610	1,258,799
*	Dierig Holding AG	10,500	127,446
#	Douglas Holding AG	100,341	4,584,982
	Dr. Hoenle AG	14,858	110,852
*	Drillisch AG	92,184	546,045
	Duerr AG	36,609	681,647
	DVB Bank SE	173,470	6,399,783
	Elexis AG	32,938	397,364
*	Elmos Semiconductor AG	34,592	246,889
#	ElreingKlinger AG	18,000	366,162
	Erlus AG	297	113,000
	Euwax AG	17,978	1,270,313
*	Evotec AG	1,280,339	3,139,698
	Fielmann AG	56,670	4,126,700
#*	Freenet AG	225,238	3,074,180
	Fuchs Petrolub AG	29,684	1,926,688
	GBW AG	28,417	706,932
	GEA Group AG	158,840	3,319,391
	Gerresheimer AG	27,781	872,033
	Gerry Weber International AG	42,943	1,430,957
	Gesco AG	9,182	523,679
	GFK SE	68,806	2,401,431
	GFT Technologies AG	66,050	263,800
	Gildemeister AG	43,990	605,455
*	Grammer AG	5,985	61,045
	Grenkeleasing AG	31,484	1,238,229
	Hamborner AG	63,000	775,994
	Hamburger Hafen und Logistik AG	31,666	1,424,511
*	Hansa Group AG	146,815	247,270
	Hawesko Holding AG	19,463	530,018
*	Hochtief AG	30,167	2,282,279
	IDS Scheer AG	10,372	232,374
*	IKB Deutsche Industriebank AG	21,843	35,129
	Indus Holding AG	40,147	677,215
	Innovation in Traffic Systems AG	23,949	319,413
*	Integralis AG	41,081	403,981

	INTERSEROH SE	22,142	$1,540,623
#*	Intershop Communications AG	58,426	143,649
	Isra Vision Systems AG	10,917	195,671
*	IVG Immobilien AG	510,058	5,655,889
*	Jenoptik AG	153,250	822,677
*	Kampa AG	35,505	17,976
#*	Kizoo AG	33,967	290,523
	Kontron AG	176,510	2,173,817
	Krones AG	72,622	3,863,713
	KSB AG	4,390	2,595,236
#*	Kuka AG	83,226	1,274,960
	KWS Saat AG	18,039	3,093,002
	Lanxess AG	218,704	7,515,902
	Leifheit AG	12,500	203,425
#	Leoni AG	112,502	2,565,701
	Loewe AG	25,187	388,059
*	Manz Automation AG	553	43,928
*	Marbert AG	1,360	3,921
*	MasterFlex AG	10,531	58,263
*	Maxdata Computer AG	94,120	16,665
	Mediclin AG	119,554	515,762
#*	Medigene AG	87,499	657,408
#	Medion AG	81,672	876,689
	Mensch und Maschine Software AG	27,532	140,562
	MLP AG	213,752	2,471,848
*	Mologen AG	22,062	217,844
*	Morphosys AG	57,456	1,434,332
	MTU Aero Engines Holding AG	163,223	7,707,034
	Muehlbauer Holding AG & Co.	14,905	446,755
	MVV Energie AG	114,815	5,176,307
#*	Nemetschek AG	23,340	473,085
*	Nexus AG	33,813	169,305
#*	Nordex AG	104,915	1,831,805
*	November AG	10,741	11,795
#	OHB Technology AG	36,469	490,172
	Oldenburgische Landesbank AG	4,234	282,819
	P&I Personal & Informatik AG	17,889	460,796
	Pfeiffer Vacuum Technology AG	30,723	2,498,053
#*	Pfleiderer AG	166,950	2,001,024
#*	PNE Wind AG	162,926	522,049
	Progress-Werk Oberkirch AG	6,250	173,645
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	349,551
	Puma AG Rudolf Dassler Sport	2,479	817,446
*	PVA TePla AG	51,882	328,268
*	QIAGEN NV	266,482	5,646,460
#*	QSC AG	287,340	746,751
#	R. Stahl AG	14,410	360,335
#	Rational AG	14,646	2,041,086
	REALTECH AG	13,541	127,753
	Renk AG	18,838	1,374,992
*	Repower Systems AG	5,723	891,204
	Rheinmetall AG	107,359	6,336,823
	Rhoen-Klinikum AG	379,608	9,581,474
	Ruecker AG	21,675	153,464
*	S.A.G. Solarstrom AG	2,145	9,858
	Sartorius AG	31,248	709,148
*	Sektkellerei Schloss Wachenheim AG	14,520	134,105
*	SER Systems AG	9,400	179
#*	SGL Carbon SE	217,830	8,847,920
*	Sinner AG	2,660	58,394
	Sixt AG	37,202	1,121,675

*	Sky Deutschland AG	367,475	$1,967,603
*	SM Wirtschaftsberatungs AG	18,841	143,439
	Software AG	70,053	5,947,987
*	Solar Millennium AG	34,471	1,213,963
#	Solarworld AG	110,335	2,685,207
#*	Solon SE	18,438	246,322
	Stada Arzneimittel AG	173,213	4,748,599
	STINAG Stuttgarter Invest AG	35,003	988,220
*	Stoehr & Co. AG	11,000	46,020
	Stratec Biomedical Systems AG	26,506	802,035
	Sued-Chemie AG	28,301	3,528,905
	Suedzucker AG	61,211	1,236,191
*	Suess Microtec AG	59,969	315,674
	Symrise AG	164,574	3,105,701
	Syzygy AG	30,656	159,694
	Takkt AG	126,507	1,588,687
*	TDS Informationstechnologie AG	89,063	517,172
	Telegate AG	20,500	260,044
	Tognum AG	84,268	1,441,181
#*	Tomorrow Focus AG	113,715	552,684
#*	TUI AG	170,025	1,751,397
*	UMS United Medical Systems International AG	22,300	169,321
	Umweltbank AG	17,805	398,444
*	United Internet AG	167,408	2,496,822
#	VBH Holding AG	9,415	53,438
#*	Versatel AG	12,209	118,168
	Vossloh AG	35,932	4,072,382
*	Wanderer-Werke AG	7,903	36,406
	Wincor Nixdorf AG	112,151	7,205,012
	Wirecard AG	255,878	3,049,331
	Wuerttembergische Lebensversicherung AG	27,308	671,658
	Wuerttembergische Metallwarenfabrik AG	29,451	815,221
	Zhongde Waste Technology AG	2,018	36,602

TOTAL GERMANY			256,850,046

GREECE — (3.4%)
*	Aegean Airlines S.A.	5,746	37,007
*	Aegek S.A.	120,000	390,945
*	Agricultural Bank of Greece S.A.	391,769	893,213
	Alapis Holdings Industrial & Commercial S.A.	2,093,884	1,848,556
*	Alfa Alfa Energy S.A.	3,810	7,750
*	Altec S.A. Information & Communication Systems	80,278	27,298
	Alumil Aluminum Industry S.A.	52,886	93,147
*	Alysida S.A.	2,376	6,923
*	Anek Lines S.A.	609,525	778,799
*	Aspis Bank S.A.	228,007	375,738
*	Astir Palace Hotels S.A.	93,886	588,641
	Athens Medical Center S.A.	150,874	354,579
*	Atlantic Supermarkets S.A.	35,080	60,407
*	Attica Bank S.A.	201,292	653,417
*	Atti-Kat S.A.	56,554	47,554
	Autohellas S.A.	83,520	226,608
*	Babis Vovos International Construction S.A.	59,807	431,843
*	Balafas S.A.	15,200	4,226
*	Balkan Real Estate S.A.	41,970	78,340
	Bank of Greece	73,229	5,307,436
*	Benrubi S.A.	20,823	91,950
	Centric Multimedia S.A.	51,942	99,360
*	Daios Plastics S.A.	16,350	150,869
	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	595,097
*	Dynamic Life S.A.	16,440	—

	Elastron S.A.	247,021	$250,911
*	Elbisco Holding S.A.	28,098	25,904
	Elektrak S.A.	36,580	154,872
	Elektroniki Athinon S.A.	34,490	141,771
*	Elephant S.A.	26,310	—
	Ellaktor S.A.	508,053	4,450,177
*	Emporiki Bank of Greece S.A.	5,563	40,732
*	Etma Rayon S.A.	11,242	23,196
*	Euro Reliance General Insurance Co. S.A.	55,110	65,521
*	Euromedica S.A.	67,698	573,095
	EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	544,112
	F.G. Europe S.A.	4,536	9,247
*	Forthnet S.A.	226,337	569,416
	Fourlis Holdings S.A.	128,489	2,025,584
	Frigoglass S.A.	85,507	1,047,679
	GEK Terna S.A.	267,249	2,515,026
*	Geniki Bank	300,115	384,326
*	Halkor S.A.	226,556	493,972
*	Hellenic Cables S.A.	65,236	150,691
	Hellenic Duty Free Shops S.A.	98,334	982,009
	Hellenic Exchanges S.A.	133,376	1,701,958
	Hellenic Petroleum S.A.	188,457	2,142,922
*	Hellenic Sugar Industry S.A.	78,005	153,194
	Heracles General Cement Co. S.A.	77,436	721,036
	Iaso S.A.	206,042	1,231,006
	Inform P. Lykos S.A.	35,570	83,624
*	Informatics S.A.	3,778	1,714
*	Intracom Holdings S.A.	181,308	467,136
*	Intracom Technical & Steel Constructions S.A.	345,350	528,331
*	Ionian Hotel Enterprises S.A.	16,914	392,336
*	Ipirotiki Software & Publications S.A.	22,110	62,768
	Karelia Tobacco Co., Inc. S.A.	5,810	526,981
*	Kathimerini Publishing S.A.	47,170	336,386
*	Lambrakis Press S.A.	115,149	504,287
*	Lan-Net S.A.	12,688	22,280
*	Lavipharm S.A.	96,324	200,064
	Loulis Mills S.A.	41,702	107,723
	Marfin Investment Group S.A.	761,159	3,290,988
*	Maritime Company of Lesvos S.A.	299,836	210,608
	Metka S.A.	97,586	1,259,794
	Michaniki S.A.	165,545	421,469
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	2,111,784
	Mytilineos Holdings S.A.	308,027	2,629,266
*	Neorion Holdings S.A.	24,145	25,808
*	Pegasus Publishing S.A.	95,510	351,425
*	Piraeus Bank S.A.	34,771	648,153
	Piraeus Port Authority S.A.	17,752	353,460
*	Promota Hellas S.A.	8,860	2,982
*	Proton Bank S.A.	72,791	174,494
*	Real Estate Development & Services S.A.	94,497	223,274
	S&B Industrial Minerals S.A.	54,669	424,778
*	Sanyo Hellas S.A.	23,637	11,094
	Sarantis S.A.	74,884	584,274
*	Selected Textile Ind. Assoc. S.A.	87,690	57,911
*	Sfakianakis S.A.	91,320	228,620
*	Shelman Hellenic-Swiss Wood S.A.	155,548	175,956
*	Singularlogic S.A.	100,470	454,418
*	Spyroy Agricultural Products S.A.	61,348	55,887
	Teletypos S.A. Mega Channel S.A.	77,669	531,841
*	Terna Energy S.A.	77,105	679,348
*	Themeliodomi S.A.	37,422	20,262

	Thessaloniki Port Authority S.A.	6,936	$136,006
*	Thrace Plastics Co. S.A.	109,280	128,347
	Titan Cement Co. S.A.	111,366	3,860,430
*	TT Hellenic Postbank S.A.	645,380	4,552,601
*	Varvaressos S.A. European Spinning Mills	36,350	10,830
	Viohalco S.A.	406,612	2,695,781

TOTAL GREECE			63,093,579

IRELAND — (2.5%)
*	Abbey P.L.C.	84,370	628,716
*	Aer Lingus Group P.L.C.	380,166	418,979
*	Aminex P.L.C.	496,086	65,721
*	BlackRock International Land P.L.C.	897,420	101,872
	C&C Group P.L.C. (B010DT8)	399,607	1,698,840
	C&C Group P.L.C. (B011Y09)	318,475	1,349,649
	DCC P.L.C.	308,989	7,988,142
	Donegal Creameries P.L.C.	26,085	88,892
*	Dragon Oil P.L.C.	1,347,570	8,356,253
	FBD Holdings P.L.C.	125,728	1,416,705
	Fyffes P.L.C.	1,020,533	618,355
	Glanbia P.L.C. (0066950)	700,613	2,981,244
	Glanbia P.L.C. (4058629)	2,463	10,451
	Grafton Group P.L.C.	107,557	611,530
	Greencore Group P.L.C.	601,145	1,383,119
	IFG Group P.L.C.	205,432	437,248
	Independent News & Media P.L.C.	1,021,294	337,651
	Irish Continental Group P.L.C.	91,000	1,571,614
	Irish Life & Permanent P.L.C.	51,604	439,529
*	Kenmare Resources P.L.C.	2,265,253	997,906
	Kingspan Group P.L.C.	351,640	3,247,623
*	Lantor P.L.C.	34,575	—
*	McInerney Holdings P.L.C.	697,135	208,112
	Paddy Power P.L.C.	180,573	5,503,321
*	Providence Resources P.L.C.	6,258,198	432,277
	Smurfit Kappa Group P.L.C.	273,766	2,168,588
*	Total Produce P.L.C.	871,395	459,222
	United Drug P.L.C.	799,527	2,656,718
*	Waterford Wedgwood P.L.C	7,869,750	—

TOTAL IRELAND			46,178,277

ITALY — (8.0%)
*	A.S. Roma SpA	293,436	389,069
	ACEA SpA	177,488	2,328,819
	Acegas-APS SpA	110,973	730,360
	Actelios SpA	21,699	120,038
	Aeroporto de Firenze SpA	17,399	365,946
*	Alerion Cleanpower SpA	26,377	20,505
*	Amplifon SpA	127,871	515,818
	Ansaldo STS SpA	50,735	1,040,317
	Ascopiave SpA	1,411	3,394
	Astaldi SpA	216,415	1,890,865
#*	Autogrill SpA	231,260	2,801,842
	Azimut Holding SpA	424,469	5,382,280
	Banca Finnat Euramerica SpA	685,945	658,403
#	Banca Generali SpA	21,809	271,952
	Banca Ifis SpA	52,946	622,052
*	Banca Intermobiliare SpA	34,484	157,940
#	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	4,942,557
	Banca Popolare di Milano Scarl	1,012,836	7,729,722
*	Banca Profilo SpA	253,156	412,140
	Banco di Desio e della Brianza SpA	232,296	1,553,139

#	Beghelli SpA	427,981	$464,866
	Benetton Group SpA	209,290	2,124,489
	Beni Stabili SpA	1,309,500	1,131,955
*	Biesse SpA	54,004	452,241
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	632,377
	Brembo SpA	141,075	1,174,258
#	Bulgari SpA	395,239	3,061,720
	Buzzi Unicem SpA	175,555	3,038,392
*	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,228,627
	Caltagirone SpA	248,460	1,056,114
*	Cam Finanziaria SpA	36,527	19,135
*	Carraro SpA	113,633	460,398
	Cembre SpA	40,330	255,755
	Cementir SpA	254,820	1,334,111
*	Class Editore SpA	165,655	188,157
	Credito Artigiano SpA	361,183	1,029,412
	Credito Bergamasco SpA	133,144	5,208,458
*	Credito Emiliano SpA	228,115	1,453,208
	CSP International Fashion Group SpA	13,481	16,117
#	Danieli & Co. SpA	54,740	1,400,054
	Davide Campari - Milano SpA	457,009	4,105,729
	De Longhi SpA	305,654	1,121,986
	DiaSorin SpA	30,626	1,029,774
*	Digital Multimedia Technologies SpA	24,275	367,189
#*	EEMS Italia SpA	4,797	8,667
	Emak SpA	57,399	298,729
*	ERG Renew SpA	95,849	120,668
#	ERG SpA	189,613	2,891,154
*	ErgyCapital SpA	4,794	3,996
	Esprinet SpA	58,242	625,006
#*	Eurotech SpA	49,871	231,746
*	Fastweb SpA	35,779	1,007,230
#	Fiera Milano SpA	37,863	285,368
	Fondiaria - Sai SpA	109,994	2,317,818
	Gas Plus SpA	54	551
	Gefran SpA	31,849	109,979
*	Gemina SpA	1,186,766	1,144,024
	Geox SpA	149,354	1,295,673
	Gewiss SpA	232,707	1,059,011
	Granitifiandre SpA	79,737	437,925
*	Gruppo Ceramiche Ricchetti SpA	127,131	122,409
*	Gruppo Coin SpA	77,286	437,677
#*	Gruppo Editoriale L’Espresso SpA	639,121	1,743,212
	Hera SpA	1,460,251	3,559,513
*	I Grandi Viaggi SpA	98,547	148,329
*	Immsi SpA	696,806	874,020
	Impregilo SpA	1,180,326	5,179,253
*	Indesit Co. SpA	177,464	1,772,087
	Industria Macchine Automatique SpA	58,626	1,073,516
	Industria Romagnola Conduttori Elettrici SpA	43,452	112,887
	Intek SpA	661,259	306,884
#*	Interpump Group SpA	241,525	1,549,519
#	Iride SpA	1,343,807	2,636,560
*	Isagro SpA	10,591	60,289
	Italcementi SpA	149,237	2,305,482
*	Italmobiliare SpA	23,493	1,151,225
	Landi Renzo SpA	57,780	263,168
	Lottomatica SpA	85,130	1,909,404
	Maire Tecnimont SpA	115,375	560,342
#*	Mariella Burani SpA	32,721	120,784
	Marr SpA	127,201	1,147,707

	Mediolanum SpA	170,520	$1,189,169
	Milano Assicurazioni SpA	635,144	2,255,606
*	Mirato SpA	36,779	290,728
#*	Mondadori (Arnoldo) Editore SpA	361,989	1,809,904
*	Monrif SpA	315,834	212,386
*	Montefibre SpA	172,887	43,721
	Nice SpA	14,229	61,497
*	Pagnossin SpA	9,000	—
	PanariaGroup Industrie Ceramiche SpA	42,000	125,966
*	Permasteelisa SpA	65,300	1,265,523
	Piaggio & C. SpA	353,619	770,773
*	Pininfarina SpA	82,321	433,852
*	Pirelli & Co. SpA	6,723,096	3,609,772
*	Premafin Finanziaria SpA	961,257	1,514,763
	Prysmian SpA	244,229	4,593,900
*	RDM Realty SpA	5,771	20,754
	Recordati SpA	390,377	2,766,547
*	Richard-Ginori 1735 SpA	140,800	22,539
#	Sabaf SpA	22,649	533,593
	SAES Getters SpA	30,068	323,492
#*	Safilo Group SpA	503,765	442,868
	Saras SpA	384,810	1,487,507
*	Seat Pagine Gialle SpA	27,669	9,328
*	Snai SpA	85,704	400,560
	Societa Iniziative Autostradali e Servizi SpA	83,188	737,772
#*	Societe Cattolica di Assicurazoni Scrl SpA	166,479	5,800,846
*	Sogefi SpA	173,096	409,739
	Sol SpA	166,511	968,236
*	Sorin SpA	1,079,611	1,820,180
#*	Stefanel SpA	216,413	127,080
*	Telecom Italia Media SpA	109,544	20,594
#*	Tiscali SpA	117,623	631,710
	Tod’s SpA	45,421	3,107,588
	Trevi Finanziaria SpA	121,804	2,120,427
*	Unipol Gruppo Finanziario SpA	866,457	1,318,193
	Vianini Industria SpA	59,070	138,628
	Vianini Lavori SpA	175,180	1,251,240
*	Vincenzo Zucchi SpA	136,128	106,566
	Vittoria Assicurazioni SpA	121,346	744,028
	Zignago Vetro SpA	11,414	64,416

TOTAL ITALY			148,715,483

NETHERLANDS — (5.4%)
#	Aalberts Industries NV	355,012	4,785,702
#	Accell Group NV	35,566	1,697,504
*	AFC Ajax NV	18,134	169,899
	Amsterdam Commodities NV	60,689	401,172
	Arcadis NV	180,820	3,330,811
#*	ASM International NV	196,173	3,625,023
*	Atag Group NV	4,630	1,965
	Batenburg Beheer NV	10,306	317,079
#	Beter Bed Holding NV	67,391	1,303,870
	Brunel International NV	49,814	1,706,951
	Crown Van Gelder NV	18,307	214,791
*	Crucell NV	230,971	5,290,138
*	Crucell NV ADR	45,768	1,047,630
	DOCdata NV	22,463	263,140
*	Draka Holding NV	47,528	887,553
	Exact Holding NV	58,947	1,548,130
	Fornix Biosciences NV	29,890	340,002
	Fugro NV	78,737	4,560,707

	Grontmij NV	75,848	$2,056,355
	Imtech NV	248,834	6,368,802
#*	InnoConcepts NV	82,239	285,126
	Kas Bank NV	47,628	894,656
	Kendrion NV	39,829	568,627
	Koninklijke Bam Groep NV	415,704	4,803,537
	Koninklijke Boskalis Westminster NV	133,054	4,561,259
#	Koninklijke Ten Cate NV	98,297	2,171,279
	Koninklijke Vopak NV	65,067	4,230,244
#	Macintosh Retail Group NV	43,877	908,810
	Mediq NV	208,313	3,452,567
	Nederlandsche Apparatenfabriek NV	28,810	731,941
	Nutreco Holding NV	139,331	6,790,678
	Oce NV	336,989	2,188,118
*	Ordina NV	150,761	945,456
*	Punch Graphix NV	49,509	107,393
*	Qurius NV	351,539	177,410
*	Randstad Holdings NV	25,148	1,089,423
*	Roto Smeets Group NV	12,436	224,966
	Royal Reesink NV	2,050	201,386
	SBM Offshore NV	134,711	2,872,615
	Sligro Food Group NV	95,164	2,785,633
#	Smit Internationale NV	44,064	3,409,629
*	SNS Reaal Groep NV	161,953	1,313,694
*	Stern Groep NV	1,258	35,204
*	Super De Boer NV	255,159	1,549,857
#	Telegraaf Media Groep NV	167,262	3,181,099
*	Textielgroep Twenthe NV	1,000	3,658
	TKH Group NV	98,188	1,644,013
*	TomTom NV	135,282	2,333,146
*	Unit 4 Agresso NV	74,403	1,604,294
*	USG People NV	203,344	4,233,818
#*	Van der Moolen Holding NV	117,201	10,360
	Wavin NV	351,774	766,617

TOTAL NETHERLANDS			99,993,737

NORWAY — (3.6%)
	Acergy SA	201,543	2,545,804
*	Acta Holding ASA	230,000	159,642
*	Aker Kvaerner ASA	146,425	1,653,171
#*	Aktiv Kapital ASA	78,617	545,286
	Arendals Fosse Kompani ASA	100	28,999
	Atea ASA	222,782	1,411,760
*	Austevoll Seafood ASA	42,508	252,134
#*	Blom ASA	80,567	210,204
	Bonheur ASA	50,200	1,434,973
#*	BW Offshore, Ltd	138,779	159,476
*	Camillo Eitze & Co. ASA	58,200	69,045
*	Cermaq ASA	208,112	1,685,898
#*	Copeinca ASA	32,494	159,744
*	Deep Sea Supply P.L.C.	34,000	52,950
*	Det Norske Oljeselskap ASA (B0ZY5P6)	15,400	134,456
#*	Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	2,152,077
#*	Dockwise, Ltd.	94,000	126,414
#*	DOF ASA	117,912	724,682
*	EDB Business Partner ASA	167,534	709,885
#*	Eitzen Chemical ASA	21,068	7,906
#	Ekornes ASA	111,890	1,918,276
	Farstad Shipping ASA	59,440	1,321,685
	Ganger Rolf ASA	52,803	1,373,116
*	Golar LNG, Ltd.	9,000	99,446

*	Golden Ocean Group, Ltd.	284,000	$365,976
#*	Havila Shipping ASA	22,400	162,924
*	IOT Holdings ASA	75,603	2,617
	Kongsberg Gruppen ASA	127,736	1,634,229
*	Kverneland Group ASA	258,080	198,146
	Leroy Seafood Group ASA	15,160	268,069
#*	Marine Harvest	4,227,581	3,072,980
	Nordic Semiconductor ASA	4,000	27,769
#*	Norse Energy Corp. ASA	1,143,079	808,914
*	Norske Skogindustrier ASA Series A	320,620	634,080
#*	Norwegian Air Shuttle ASA	49,007	966,264
#*	Norwegian Energy Co. AS	134,600	373,389
	Odfjell ASA Series A	92,300	744,953
	ODIM ASA	56,787	319,815
*	Olav Thon Eiendomsselskap ASA	12,980	1,519,210
#	Opera Software ASA	75,000	293,155
*	PCI Biotech AS	3,357	4,650
*	Petroleum-Geo Services ASA	351,000	3,438,657
#*	Petrolia Drilling ASA	7,426,093	671,740
#*	Photocure ASA	33,562	202,132
#*	Pronova BioPharma AS	248,317	752,702
	Prosafe ASA	372,606	1,925,257
*	Prosafe Production Public, Ltd.	261,500	621,716
*	Q-Free ASA	51,500	187,021
	Rieber and Son ASA Series A	106,654	748,812
	Scana Industrier ASA	299,618	390,004
*	Schibsted ASA	96,737	1,638,059
#*	Sevan Marine ASA	325,562	507,446
*	Siem Offshore, Inc.	2,000	2,894
	Solstad Offshore ASA	58,300	976,977
#*	Songa Offshore SE	139,750	670,358
	SpareBanken 1 SMN	178,812	1,505,816
*	Storebrand ASA	647,500	3,967,913
#*	Subsea 7, Inc.	100,800	1,357,649
	Tandberg ASA Series A	208,204	5,000,328
*	TGS Nopec Geophysical Co. ASA	426,929	6,415,559
	Tomra Systems ASA	587,328	2,747,078
#*	TTS Marine ASA	41,000	54,085
	Veidekke ASA	310,230	2,322,093
	Wilh. Wilhelmsen ASA	61,950	1,340,433

TOTAL NORWAY			67,778,898

PORTUGAL — (1.4%)
#*	Altri SGPS SA	94,568	571,210
	Banco BPI SA	467,800	1,652,766
	Banif SGPS SA	130,016	261,225
*	Corticeira Amorim SA	223,729	323,646
*	Finibanco Holdings SGPS SA	291,186	724,648
	Ibersol SGPS SA	20,401	289,588
#*	Impresa Sociedade Gestora de Participacoes SA	369,303	852,338
#*	Investimentos Participacoes e Gestao SA	319,480	323,194
	Jeronimo Martins SGPS SA	506,890	4,439,040
	Mota-Engil SGPS SA	341,524	1,902,051
*	Novabase SGPS SA	65,729	461,831
*	ParaRede SGPS SA	54,559	75,941
	Portucel-Empresa Produtora de Pasta de Papel SA	827,234	2,542,773
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	2,033,754
	Redes Energeticas Nacionais SA	178,117	782,069
	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	503,981
	Sociedade de Investimento e Gestao SGPS SA	256,388	2,901,713
*	Sonae Industria SGPS SA	268,594	997,340

#	Sonae SGPS SA	780,257	$1,080,067
*	Sonaecom SGPS SA	469,109	1,401,590
*	Sumol + Compal SA	67,967	135,189
#*	Teixeira Duarte Engenharia e Construcoes SA	734,737	1,179,154
	Toyota Caetano Portugal SA	53,308	331,537

TOTAL PORTUGAL			25,766,645

SPAIN — (5.3%)
	Abengoa SA	134,166	3,897,497
	Adolfo Dominguez SA	20,351	418,304
#	Almirall SA	94,542	1,231,562
#	Amper SA	88,114	982,615
#	Antena 3 de Television SA	240,050	2,547,429
#*	Avanzit SA	555,254	762,086
*	Azkoyen SA	70,532	353,774
#	Banco Guipuzcoano SA	339,914	2,784,886
#	Banco Pastor SA	255,727	2,098,530
	Banco Popular Espanol SA	24	246
*	Baron de Ley SA	13,910	749,302
	Bolsas y Mercados Espanoles	120,319	4,697,739
	Campofrio Food Group SA	95,826	1,002,016
#	Cementos Portland Valderrivas SA	30,644	1,602,953
	Compania Vinicola del Norte de Espana SA	16,119	336,123
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	3,718,987
#*	Corporacion Dermoestetica SA	65,100	347,964
	Duro Felguera SA	172,631	1,845,125
	Ebro Puleva SA	312,280	5,949,566
#	Elecnor SA	198,254	3,637,556
*	Ercros SA	2,261,056	636,227
*	Estacionamientos Urbanos SA	4,200	—
	Faes Farma SA	455,399	2,914,690
*	Fluidra SA	12,950	56,812
#*	General de Alquiler de Maquinaria SA	32,241	336,901
#	Gestevision Telecinco SA	184,072	2,328,678
	Grupo Catalana Occidente SA	160,495	3,938,760
*	Grupo Empresarial Ence SA	358,144	1,621,173
#*	Grupo Tavex SA	244,131	270,757
*	Iberia Lineas Aereas de Espana SA	1,381,661	4,312,740
	Iberpapel Gestion SA	25,850	416,331
*	Inbesos SA	12,494	53,726
	Indra Sistemas SA	28,883	721,427
	Inmobiliaria del Sur SA	2,902	82,354
#*	La Seda de Barcelona SA	1,923,682	960,425
#	Laboratorios Farmaceuticos Rovi SA	18,975	228,107
#	Mecalux SA	38,470	626,239
	Miquel y Costas & Miquel SA	26,111	615,462
*	Natra SA	114,353	553,112
*	Natraceutical SA	716,951	551,146
#*	NH Hoteles SA	421,083	2,794,467
*	Nicolas Correa SA	26,994	111,599
	Obrascon Huarte Lain SA	130,017	3,638,362
	Papeles y Cartones de Europa SA	209,482	1,234,533
	Pescanova SA	25,677	936,785
	Prim SA	39,424	429,348
#*	Promotora de Informaciones SA	303,496	1,742,515
#	Prosegur Cia de Seguridad SA	87,574	3,490,087
*	Realia Business SA	112,559	326,022
	Service Point Solutions SA	461,144	891,300
#*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	557,591
	Sol Melia SA	206,682	2,090,910
#*	Solaria Energia y Medio Ambiente SA	37,385	174,227

*	SOS Corporacion Alimentaria SA	294,272	$1,456,026
	Tecnicas Reunidas SA	39,312	2,154,542
#*	Tecnocom Telecomunicaciones y Energia SA	146,125	724,570
	Tubacex SA	427,191	2,117,073
	Tubos Reunidos SA	416,951	1,492,465
	Unipapel SA	47,385	768,775
#*	Vertice Trescientos Sesenta Grados SA	57,183	34,382
	Vidrala SA	64,706	1,674,700
	Viscofan SA	183,430	4,472,225
#*	Vocento SA	193,449	1,302,520
#*	Zeltia SA	556,824	3,946,637

TOTAL SPAIN			98,750,988

SWEDEN — (5.3%)
#	Aarhuskarlshamn AB	52,836	1,016,980
	Acando AB	160,086	329,089
*	Active Biotech AB	104,812	873,737
	Addtech AB Series B	59,000	838,340
	AF AB Series B	47,200	1,169,446
	Aros Quality Group AB	41,400	253,400
	Atrium Ljungberg AB Series B	15,200	151,992
	Axfood AB	89,350	2,481,070
#	Axis Communications AB	174,894	1,857,308
#	B&B Tools AB	77,850	877,295
	BE Group AB	38,662	245,131
	Beiger Electronics AB	14,700	235,598
	Beijer Alma AB	57,200	657,537
*	Bergs Timber AB Series B	17,000	94,997
*	Bilia AB Series A	113,425	863,911
#*	Billerud AB (7240371)	163,300	880,366
#*	Billerud AB (B41CPB8)	163,300	873,732
	BioGaia AB Series B	38,000	457,116
	Biotage AB	141,240	140,942
*	Biovitrum AB	23,757	204,522
	Boliden AB	497,124	5,363,646
	Bong Ljungdahl AB	24,800	82,286
*	Boras Waefveri AB Series B	11,500	8,219
	Cantena AB	56,762	710,632
	Cardo AB	61,300	1,501,817
	Castellum AB	408,700	3,969,033
#	Clas Ohlson AB Series B	41,857	749,166
*	Cloetta AB	55,296	243,262
	Concordia Maritime AB Series B	70,300	195,103
	Consilium AB Series B	16,994	74,028
#*	D. Carnegie & Co. AB	181,000	462,149
*	DORO AB	1,200	1,449
#	Elekta AB Series B	302,500	5,870,460
*	Enea Data AB Series B	56,200	344,014
*	Eniro AB	159,620	837,356
#	Fabege AB	391,400	2,311,766
	Fagerhult AB	16,800	313,194
	G & L Beijer AB Series B	27,400	701,072
*	Gunnebo AB	106,800	528,312
	Hakon Invest AB	57,507	893,787
*	Haldex AB	72,500	669,716
	Heba Fastighets AB Series B	43,500	359,729
#*	Hexagon AB	146,005	1,749,329
*	Hexpol AB	8,172	59,584
*	HIQ International AB	123,289	523,465
	HL Display AB Series B	57,600	263,670
	Hoganas AB Series B	85,800	1,438,736

	Holmen AB Series B	43,508	$1,201,315
	Industrial & Financial Systems AB Series B	50,260	452,930
#	Intrum Justitia AB	180,322	2,022,380
*	JM AB	267,473	3,323,900
	KappAhl Holding AB	93,099	663,447
	Klovern AB	294,976	945,737
#	Kungsleden AB	412,300	2,747,949
#	Lagercrantz Group AB Series B	64,300	249,619
	Lammhults Design Group AB	19,547	122,262
*	LBI International AB	127,651	273,138
	Lennart Wallenstam Byggnads AB Series B	120,400	1,916,889
	Lindab International AB	54,077	670,562
*	Loomis AB	69,887	689,906
*	Lundin Petroleum AB	171,592	1,394,786
	Meda AB Series A	225,306	2,026,692
*	Medivir AB Series B	44,650	415,595
	Mekonomen AB	11,461	210,670
*	Midelfart Sonesson AB Series B	4,160	4,656
#	Modern Times Group AB Series B	87,770	3,801,602
*	Munters AB	181,900	1,302,786
	NCC AB Series B	216,320	3,305,245
#*	Net Insight AB Series B	924,000	690,849
	New Wave Group AB Series B	48,149	177,194
	NIBE Industrier AB	192,620	1,958,406
*	Nobia AB	421,100	2,316,434
	Nolato AB Series B	66,440	523,057
	OEM International AB Series B	44,400	263,755
	ORC Software AB	36,300	692,881
*	Pa Resources AB	357,209	1,380,890
*	Partnertech AB	28,800	107,565
#	Peab AB Series B	425,900	2,922,220
	Poolia AB Series B	33,150	153,326
*	Pricer AB Series B	1,711,500	169,897
	ProAct IT Group AB	29,000	272,856
#*	Proffice AB	215,400	669,624
	Profilgruppen AB	13,582	99,493
*	Q-Med AB	154,800	911,010
	Rederi AB Transatlantic Series B	93,000	355,709
*	Rezidor Hotel Group AB	51,396	183,611
#*	rnb Retail & Brands AB	115,346	122,633
#*	SAS AB	1,938,372	1,379,448
*	Scribona AB Series B	226,140	270,857
*	Seco Tools AB	5,383	75,077
*	Semcon AB	39,900	164,224
	Sigma AB Series B	25,800	17,187
*	Sintercast AB	11,800	101,741
	Skanditek Industrifoervaltnings AB	1,000	2,855
	Skistar AB	92,100	1,664,326
	Studsvik AB	21,900	195,413
	SWECO AB Series B	183,300	1,525,510
#*	Trelleborg AB Series B	878,565	5,077,785
	Uniflex AB Series B	3,630	45,920
	VBG AB Series B	1,084	11,825
	Vitrolife AB	41,500	157,355
#	Wihlborgs Fastigheter AB	63,858	1,186,030

TOTAL SWEDEN			98,316,518

SWITZERLAND — (11.9%)
	Acino Holding AG	8,398	1,547,484
*	Advanced Digital Broadcast Holdings SA	368	19,832
	Affichage Holding SA	5,703	681,157

*	AFG Arbonia-Forster Holding AG	4,661	$101,483
	Allreal Holding AG	26,513	3,248,300
*	Also Holding AG	16,195	665,918
*	Aryzta AG	265,691	10,836,273
*	Ascom Holding AG	160,822	1,975,271
*	Athis Holding AG(B64G0J4)	1,477	1,513,154
*	Athis Holding AG(B64G0P0)	2,754	567,383
	Bachem Holdings AG	24,136	1,632,430
	Baloise-Holding AG	2,510	240,457
	Bank Coop AG	30,796	2,217,386
*	Bank Sarasin & Cie AG Series B	172,644	7,188,356
	Banque Cantonale de Geneve SA	4,021	931,351
	Banque Cantonale du Jura	4,500	258,531
	Banque Cantonale Vaudoise	8,999	3,710,489
	Banque Privee Edmond de Rothschild SA	157	4,291,848
	Barry Callebaut AG	3,696	2,192,618
	Basellandschaftliche Kantonalbank	583	556,893
*	Basilea Pharmaceutica AG	2,629	265,607
	Basler Kantonalbank AG	3,114	354,510
	Belimo Holdings AG	1,830	1,808,735
	Bell Holding AG	47	70,090
	Bellevue Group AG	26,524	1,031,665
	Berner Kantonalbank AG	23,237	5,222,579
*	Bobst Group AG	35,619	1,369,872
	Bossard Holding AG	8,222	498,151
	Bucher Industries AG	32,213	3,589,319
*	Burckhardt Compression Holding AG	904	148,811
	Calida Holding AG	396	116,710
	Carlo Gavazzi Holding AG	1,065	154,179
	Centralschweizerische Kraftwerke AG	96	33,356
	Cham Paper Holding AG	490	84,678
	Charles Voegele Holding AG	28,617	1,259,022
*	Clariant AG	756,817	6,901,332
#	Compagnie Financiere Tradition	5,511	704,225
	Conzzeta AG	1,375	2,445,910
*	Cytos Biotechnology AG	2,412	45,450
	Daetwyler Holding AG	26,077	1,507,302
	Datacolor AG	458	141,484
	Edipresse SA	1,527	378,364
#	EFG International AG	45,259	818,889
	Elektrizitaets-Gesellschaft Laufenberg AG	3,068	3,260,504
*	ELMA Electronic AG	472	203,637
	Emmi AG	13,244	1,621,101
	EMS-Chemie Holding AG	26,147	2,914,605
	Energiedienst Holding AG	71,249	4,129,584
	Feintol International Holding AG	1,601	347,671
	Flughafen Zuerich AG	13,056	3,806,237
	Forbo Holding AG	5,817	1,575,618
	Fuchs Petrolub AG	19,235	1,243,602
#	Galenica Holding AG	15,281	5,390,108
	George Fisher AG	10,991	2,886,658
	Gurit Holding AG	1,288	837,052
	Helvetia Holding AG	12,462	4,187,401
	Hexagon AB	81,720	950,233
#	Implenia AG	48,118	1,323,069
*	Interroll-Holding SA	2,404	697,252
	Intershop Holding AG	3,345	944,904
	Jelmoli Holding AG	10,139	4,361,261
	Kaba Holding AG	10,381	2,546,961
*	Kardex AG	17,464	597,164
	Komax Holding AG	8,744	654,278

	Kudelski SA	103,843	$2,417,837
	Kuoni Reisen Holding AG	12,593	4,679,427
	Lem Holdings SA	3,546	889,888
*	lifeWatch AG	56,890	1,154,095
*	Logitech International SA	92,687	1,693,038
	Luzerner Kantonalbank AG	17,478	4,688,238
	Medisize Holding AG	12,876	643,576
	Metall Zug AG	202	493,923
*	Meyer Burger Technology AG	955	230,649
*	Micronas Semiconductor Holding AG	37,365	158,999
	Mobilezone Holding AG	112,258	850,359
*	Mobimo Holding AG	1,856	294,166
	Nobel Biocare Holding AG	163,678	5,419,810
	Orell Fuessli Holding AG	4,930	687,481
#	Panalpina Welttransport Holding AG	5,945	491,967
*	Parco Industriale e Immobiliare SA	600	2,026
#	Partners Group Holdings AG	15,504	1,892,806
	Petroplus Holdings AG	119,883	3,032,000
	Phoenix Mecano AG	2,953	1,182,577
	PSP Swiss Property AG	141,111	8,174,119
*	Rieters Holdings AG	15,236	3,447,297
	Romande Energie Holding SA	2,714	5,634,195
*	Schaffner Holding AG	1,830	300,368
	Schulthess Group AG	14,148	844,564
	Schweiter Technology AG	4,041	2,018,573
*	Schweizerische National-Versicherungs-Gesellschaft AG	38,367	1,135,671
	Siegfried Holding AG	8,312	761,360
	Sika AG	4,203	5,681,163
	Societa Elettrica Sopracenerina SA	2,340	525,835
	St. Galler Kantonalbank	8,951	4,092,373
	Straumann Holding AG	8,595	2,230,633
	Sulzer AG	43,987	3,803,195
#	Swiss Prime Site AG	79,934	4,221,807
	Swisslog Holding AG	775,803	705,948
*	Swissmetal Holding AG	13,504	169,877
	Swissquote Group Holding SA	40,025	2,102,704
	Tamedia AG	14,878	1,135,456
	Tecan Group AG	38,976	2,415,195
#*	Temenos Group AG	148,205	3,484,054
*	Tornos SA	38,028	295,373
	Valartis Group AG	560	18,424
#	Valiant Holding AG	33,293	6,530,576
	Valora Holding AG	11,311	2,691,447
	Vaudoise Assurances Holdings SA	3,140	588,510
	Verwaltungs und Privat-Bank AG	790	92,236
	Villars Holding SA	150	74,182
#	Von Roll Holding AG	16,431	123,607
	Vontobel Holdings AG	94,743	3,168,864
	VZ Holding AG	266	19,317
	Walliser Kantonalbank	1,416	764,838
	WMH Walter Meier Holding AG	4,738	407,706
	Ypsomed Holdings AG	2,419	158,581
	Zehnder Holding AG	764	864,794
#	Zueblin Immobilien Holding AG	76,620	364,801
	Zuger Kantonalbank	613	2,513,145

TOTAL SWITZERLAND			220,269,404

TOTAL COMMON STOCKS			1,658,233,193

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
	Fuchs Petrolub AG	19,235	1,266,808

RIGHTS/WARRANTS — (0.1%)
BELGIUM — (0.0%)
#* Deceuninck NV Rights 10/07/09	61,853	$144,821
* RealDolmen NV STRIP VVPR	6,067	195
* Zenitel SRIP VVPR	8,654	38

TOTAL BELGIUM		145,054

FINLAND — (0.1%)
* Amer Sports Oyj Rights 10/19/09	307,264	785,366

FRANCE — (0.0%)
* Atari SA Warrants 12/31/09	77,833	1,481
#* Carbone Lorraine SA Rights 10/02/09	24,403	71,778
* Cybergun Warrants Series B 07/15/10	1,136	23
* Groupe Focal SA Warrants 02/21/10	466	—

TOTAL FRANCE		73,282

GERMANY — (0.0%)
#* Deutsche Wohnen AG Rights 10/07/09	22,235	151,301

ITALY — (0.0%)
* Intek SpA Warrants 12/30/11	167,960	10,372

PORTUGAL — (0.0%)
* Banif SGPS SA Rights 10/08/09	130,016	14,079

SWEDEN — (0.0%)
* rnb Retail & Brands AB Rights 10/09/09	115,346	2,955
TOTAL RIGHTS/WARRANTS		1,182,409

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (10.6%)
§@ DFA Short Term Investment Fund LP	196,182,842	196,182,842
@ Repurchase Agreement, Deutsche Bank Securities 0.08%, 10/01/09 (Collateralized by various corporate obligations, ranging in par value from $1,357,371 to $8,582,278, rates ranging from 5.500% to 7.000%, maturities ranging from 01/01/36 to 12/01/38, valued at $1,175,974) to be repurchased at $1,152,919	$1,153	1,152,916

TOTAL SECURITIES LENDING COLLATERAL		197,335,758

TOTAL INVESTMENTS — (100.0%)
(Cost $1,642,412,424)##		$1,858,018,168

Summary of inputs used to value the Fund’s net assets as of September 30, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$130,557	$52,397,904	—	$52,528,461
Belgium	339,512	68,002,884	—	68,342,396
Denmark	71,829	43,677,641	—	43,749,470
Finland	—	130,828,763	—	130,828,763
France	353,970	236,716,558	—	237,070,528
Germany	1,068,971	255,781,075	—	256,850,046
Greece	25,904	63,067,675	—	63,093,579
Ireland	208,112	45,970,165	—	46,178,277
Italy	120,784	148,594,699	—	148,715,483
Netherlands	1,047,630	98,946,107	—	99,993,737
Norway	28,999	67,749,899	—	67,778,898
Portugal	331,537	25,435,108	—	25,766,645
Spain	—	98,750,988	—	98,750,988
Sweden	873,732	97,442,786	—	98,316,518
Switzerland	1,591,798	218,677,606	—	220,269,404
Preferred Stock
Switzerland	1,266,808	—	—	1,266,808
Rights/Warrants
Belgium	145,054	—	—	145,054
Finland	—	785,366	—	785,366
France	73,259	23	—	73,282
Germany	151,301	—	—	151,301
Italy	10,372	—	—	10,372
Portugal	—	14,079	—	14,079
Sweden	—	2,955	—	2,955
Securities Lending Collateral	—	197,335,758	—	197,335,758
Total	$7,840,129	$1,850,178,039	—	$1,858,018,168

THE CANADIAN SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
September 30, 2009
(Unaudited)

		Shares	Value††
COMMON STOCKS — (85.0%)
Consumer Discretionary — (11.5%)
*	AlarmForce Industries, Inc.	700	$3,472
	Astral Media, Inc. Class A	186,347	5,761,066
#*	Ballard Power Systems, Inc.	376,152	1,018,858
#*	Coastal Contacts, Inc.	146,900	163,276
	Cogeco Cable, Inc.	59,756	1,692,245
	Corus Entertainment, Inc. Class B	278,300	4,736,026
	Dorel Industries, Inc. Class B	107,500	2,953,953
	easyhome, Ltd.	3,600	31,002
	Forzani Group, Ltd. Class A	130,900	1,650,539
*	Gildan Activewear, Inc.	89,410	1,767,072
*	Glacier Media, Inc.	137,300	243,656
	Glentel, Inc.	15,500	211,077
*	Great Canadian Gaming Corp.	301,200	2,289,981
	Groupe Aeroplan, Inc.	216,571	2,002,571
*	Imax Corp.	16,140	152,559
	Le Chateau, Inc.	79,200	917,275
	Leon’s Furniture, Ltd.	118,877	1,149,187
	Linamar Corp.	179,780	2,392,813
*	Martinrea International, Inc.	217,878	1,467,240
*	MDC Partners, Inc. Class A	71,000	530,519
	Quebecor, Inc. Class B	159,493	3,642,277
	Reitmans Canada, Ltd.	193,400	2,848,660
*	RONA, Inc.	426,885	5,980,736
#	Torstar Corp. Class B	179,800	1,141,960
	TVA Group, Inc. Class B	7,000	84,341
	Uni-Select, Inc.	54,900	1,358,847
*	Westport Innovations, Inc.	133,401	1,694,535
Total Consumer Discretionary			47,885,743

Consumer Staples — (2.4%)
*	Atrium Innovations, Inc.	102,400	1,405,950
	Canada Bread Co., Ltd.	13,261	533,214
	Corby Distilleries, Ltd.	51,708	755,831
*	Cott Corp.	512,400	3,752,128
	Jean Coutu Group (PJC), Inc. Class A (The)	11,600	103,362
#	Maple Leaf Foods, Inc	254,000	2,253,771
*	SunOpta, Inc.	176,001	716,728
*	Sun-Rype Products, Ltd.	100	858
#*	Viterra, Inc.	67,200	670,337
Total Consumer Staples			10,192,179

Energy — (17.5%)
*	Advantage Oil & Gas, Ltd.	12,343	87,271
	Akita Drilling, Ltd.	42,000	329,127
#*	Anderson Energy, Ltd.	282,833	256,244
#*	Antrim Energy, Inc.	487,500	496,311
#*	Bankers Petroleum, Ltd.	685,432	3,028,154
*	Berens Energy, Ltd.	208,200	186,683
*	Birchcliff Energy, Ltd.	336,400	2,592,164
*	Breaker Energy, Ltd.	140,400	696,328
	Calfrac Well Services, Ltd.	107,264	1,903,532
*	Calvalley Petroleum, Inc.	302,339	705,971
*	CE Franklin, Ltd.	20,400	140,617
*	Celtic Exploration, Ltd.	122,600	2,187,139
#*	Comaplex Minerals Corp.	78,800	361,377
#*	Compton Petroleum Corp.	352,300	457,383

*	Connacher Oil & Gas, Ltd.	782,500	$803,951
*	Corridor Resources, Inc.	348,780	1,065,251
*	Crew Energy, Inc.	250,936	2,027,363
#*	Delphi Energy Corp.	263,700	347,282
#*	Denison Mines Corp.	708,441	1,316,768
	Ensign Energy Services, Inc.	7,400	112,246
*	Fairborne Energy, Ltd.	262,300	1,104,911
*	Flint Energy Services, Ltd.	139,000	1,622,846
#*	Galleon Energy, Inc. Class A	261,437	1,531,042
#*	Highpine Oil & Gas, Ltd.	208,209	1,386,569
#*	Iteration Energy, Ltd.	608,800	682,352
#*	Ivanhoe Energy, Inc.	831,620	1,918,555
*	Mega Uranium, Ltd.	635,600	688,643
#*	MGM Energy Corp.	14,000	1,765
#*	Midnight Oil Exploration, Ltd.	44,300	41,377
#*	Mullen Group, Ltd.	23,997	353,461
*	Nuvista Energy, Ltd.	274,221	3,199,010
*	Paramount Resources, Ltd. Class A	126,300	1,703,425
#	Pason Systems, Inc.	222,900	2,591,982
*	Petrominerales, Ltd.	17,123	228,541
#	Progress Energy Resources Corp.	293,282	3,785,698
	Pulse Seismic, Inc.	156,524	190,054
#*	Questerre Energy Corp.	649,400	1,492,107
#	Savanna Energy Services Corp.	249,213	1,559,545
#	ShawCor, Ltd.	209,500	5,666,763
#*	Storm Exploration, Inc.	135,100	1,861,229
*	Transglobe Energy Corp.	186,200	662,609
	Trican Well Service, Ltd.	391,971	5,088,868
	Trinidad Drilling, Ltd.	389,000	2,452,482
#*	TriStar Oil and Gas, Ltd.	383,141	5,600,483
#*	UEX Corp.	608,088	664,515
#*	Uranium One, Inc.	1,819,900	4,368,508
*	UTS Energy Corp.	549,843	888,459
#*	Verenex Energy, Inc.	111,600	667,109
#*	Vero Energy, Inc.	127,000	481,595
*	West Energy, Ltd.	245,800	594,613
*	Xtreme Coil Drilling Corp.	86,700	453,482
	ZCL Composite, Inc.	90,700	326,999
Total Energy			72,960,759

Financials — (6.7%)
	AGF Management, Ltd. Class B	348,279	5,578,840
*	Canaccord Capital, Inc.	204,300	1,946,350
	Canadian Western Bank	226,200	4,193,779
	Clairvest Group, Inc.	1,900	21,473
	DundeeWealth, Inc.	59,720	677,159
	EGI Financial Holdings, Inc.	14,650	126,570
	Equitable Group, Inc.	47,000	969,719
*	Firstservice Corp.	80,500	1,552,632
	Gluskin Shef & Associates, Inc.	40,000	747,210
*	GMP Capital, Inc.	4,007	50,899
	Home Capital Group, Inc.	113,700	4,062,042
	Industrial Alliance Insurance & Financial Services, Inc.	72,394	1,981,850
	Kingsway Financial Services, Inc.	212,900	908,750
	Laurentian Bank of Canada	92,400	3,311,435
*	Pacific and Western Credit Corp.	9,000	29,590
*	Parkbridge Lifestyles Communities, Inc.	81,700	300,657
	Quest Capital Corp.	725,001	771,962
	Rentcash, Inc.	33,670	276,744
	Sceptre Invesment Counsel, Ltd.	36,300	188,171

#	Western Financial Group, Inc.	163,700	$345,549
Total Financials			28,041,381

Health Care — (3.8%)
*	AEterna Zentaris, Inc.	124,800	157,362
*	Angiotech Pharmaceuticals, Inc.	61,300	107,067
	Biovail Corp.	143,750	2,218,045
*	Cangene Corp.	175,700	695,809
*	Cardiome Pharma Corp.	255,300	1,111,192
#*	Labopharm, Inc.	282,600	414,404
*	Logibec Group Informatique, Ltd.	2,600	43,712
*	MDS, Inc.	464,108	3,801,641
#*	Oncolytics Biotech, Inc.	84,200	246,155
*	Paladin Labs, Inc.	45,700	747,830
*	ProMetic Life Sciences, Inc.	861,300	185,027
*	QLT, Inc.	212,100	782,511
#*	Resverlogix Corp.	86,200	265,689
*	SXC Health Solutions Corp.	84,161	3,938,230
#*	Theratechnologies, Inc.	288,200	697,182
*	Transition Therapeutics, Inc.	74,633	599,490
Total Health Care			16,011,346

Industrials — (6.5%)
	Aecon Group, Inc.	204,400	2,247,035
	AG Growth International, Inc.	2,100	66,433
*	Alexco Resource Corp.	95,500	247,079
*	ATS Automation Tooling System, Inc.	304,017	1,632,744
*	CAE, Inc.	37,895	320,319
*	Churchill Corp. (The)	66,413	1,101,662
#*	Clarke, Inc.	99,356	324,799
*	Electrovaya, Inc.	2,000	1,793
	Exco Technologies, Ltd.	9,700	16,534
*	Garda World Security Corp. Class A	16,300	114,031
*	Heroux-Devtek, Inc.	85,400	414,776
#*	Hydrogenics Corp.	361,330	226,116
	IESI-BFC, Ltd.	95,531	1,238,472
#*	Intermap Technologies, Ltd.	113,894	281,903
	Marsulex, Inc.	48,300	452,481
	Richelieu Hardware, Ltd.	51,300	933,381
#	Russel Metals, Inc.	229,900	3,663,283
*	Stantec, Inc.	156,600	3,919,936
*	Student Transportation of America, Ltd.	32,114	123,579
	Superior Plus Corp.	142,025	1,553,367
	Toromont Industries, Ltd.	214,900	4,616,541
	Transat A.T., Inc. Class A	2,400	37,435
	Transcontinental, Inc. Class A	256,564	2,952,289
*	TransForce, Inc.	8,312	65,602
*	Vector Aerospace Corp.	83,205	493,487
*	WaterFurnace Renewable Energy, Inc.	400	10,095
Total Industrials			27,055,172

Information Technology — (5.8%)
*	Aastra Technologies, Ltd.	2,300	50,592
*	Absolute Software Corp.	159,900	851,287
#*	AXIA NetMedia Corp.	182,767	268,009
	Calian Technologies, Ltd.	9,800	162,014
*	Celestica, Inc.	797,607	7,598,740
*	COM DEV International, Ltd.	235,300	613,167
	Computer Modelling Group, Ltd.	42,400	619,377
	Constellation Software, Inc.	20,100	675,663

	Dalsa Corp.	59,800	$431,192
*	Descartes Systems Group, Ltd. (The)	142,300	784,168
	Enghouse Systems, Ltd.	27,550	177,294
	Evertz Technologies, Ltd.	116,100	1,546,337
*	Exfo Electro-Optical Engineering, Inc.	21,451	75,534
	Gennum Corp.	111,700	454,875
*	Hemisphere GPS, Inc.	197,900	216,264
*	KAB Distribution, Inc.	298,515	1,394
#*	MacDonald Dettweiler & Associates, Ltd.	129,900	3,814,558
*	March Networks Corp.	29	116
#	Matrikon, Inc.	72,400	174,466
*	Miranda Technologies, Inc.	84,301	479,515
	MKS, Inc.	11,060	92,765
	Mosaid Technologies, Inc.	35,600	600,510
*	Open Text Corp.	46,790	1,752,904
*	Points International, Ltd.	355,081	116,077
*	Sandvine Corp.	128,500	156,027
*	Sierra Wireless, Inc.	127,100	1,269,041
*	Vecima Network, Inc.	39,308	211,106
#*	Webtech Wireless, Inc.	279,500	344,594
	Wi-LAN, Inc.	320,200	628,048
*	Zarlink Semiconductor, Inc.	117,500	74,628
Total Information Technology			24,240,262

Materials — (29.5%)
*	Alamos Gold, Inc.	347,100	3,053,922
*	Almaden Minerals, Ltd.	108,300	76,877
*	Altius Minerals Corp.	112,600	624,708
*	Anatolia Minerals Development, Ltd.	10,400	23,701
#*	Anvil Mining, Ltd.	214,740	561,595
#*	Aquiline Resources, Inc.	224,900	924,261
*	Athabasca Potash, Inc.	3,750	21,120
*	Atna Resource, Ltd.	126,947	92,485
*	Augusta Resource Corp.	268,174	666,271
*	Aura Minerals, Inc.	15,600	40,798
*	Aurizon Mines, Ltd.	561,000	2,462,710
	Canam Group, Inc. Class A	158,700	1,039,076
*	Canfor Corp.	330,690	1,877,920
*	Capstone Mining Corp.	308,865	848,142
*	Cardero Resource Corp.	185,860	204,843
	Cascades, Inc.	235,076	1,723,576
*	Catalyst Paper Corp.	1,675,887	414,804
	CCL Industries, Inc. Class B	95,640	1,983,102
*	Centerra Gold, Inc.	22,191	151,097
*	Chariot Resources, Ltd.	34,500	9,667
*	Claude Resources, Inc.	1,133,600	847,037
*	Consolidated Thompson Iron Mines, Ltd.	33,616	172,374
#*	Crystallex International Corp.	1,355,025	348,043
*	Detour Gold Corp.	63,241	781,468
#*	Dundee Precious Metals, Inc.	223,854	717,152
*	Eastern Platinum, Ltd.	2,320,390	1,257,018
#*	Eastmain Resources, Inc.	231,714	300,829
*	ECU Silver Mining, Inc.	108,050	55,506
#*	Endeavour Silver Corp.	147,700	413,861
#*	Entree Gold, Inc.	261,600	745,230
#*	Equinox Minerals, Ltd.	1,678,290	5,423,699
#*	Etruscan Resources, Inc.	333,375	146,347
#*	Euro Goldfields, Ltd.	521,060	2,423,648
#*	Far West Mining, Ltd.	153,396	286,547
*	Farallon Mining, Ltd.	987,400	396,565
*	First Majestic Silver Corp.	18,500	46,308

*	First Nickel, Inc.	300	$34
#*	First Uranium Corp.	51,430	137,864
*	FNX Mining Co., Inc.	169,150	1,481,929
#*	Forsys Metals Corp.	199,402	677,928
*	Fronteer Development Group, Inc.	325,800	1,405,871
*	Gammon Gold, Inc.	118,640	1,015,030
*	Globestar Mining Corp.	296,306	249,078
#*	Golden Star Resources, Ltd.	855,400	2,916,182
#*	Grande Cache Coal Corp.	245,800	911,433
#*	Great Basin Gold, Ltd.	860,590	1,318,234
#*	Greystar Resources, Ltd.	34,500	106,982
*	Guyana Goldfields, Inc.	187,452	742,349
*	Hanfeng Evergreen, Inc.	142,791	808,213
#	Harry Winston Diamond Corp.	219,100	1,852,010
*	HudBay Minerals, Inc.	477,851	5,757,510
*	Imperial Metals Corp.	69,090	318,137
*	Inter-Citic Minerals, Inc.	26,125	17,081
*	International Forest Products, Ltd. Series A	166,200	485,879
	International Royalty Corp.	280,680	1,132,525
*	Intertape Polymer Group, Inc.	117,000	311,446
#*	Jaguar Mining, Inc.	74,850	669,745
#*	Jinshan Gold Mines, Inc.	490,000	649,886
*	Katanga Mining, Ltd.	7,000	5,819
*	Keegan Resources, Inc.	13,000	46,019
*	Kimber Resources, Inc.	21,200	13,762
*	Kirkland Lake Gold, Inc.	187,280	1,609,280
*	La Mancha Resources, Inc.	37,350	51,979
#*	Lake Shore Gold Corp.	474,700	1,272,488
#*	Laramide Resources, Ltd.	241,000	285,873
*	Linear Gold Corp.	3,600	8,036
*	Lundin Mining Corp.	1,147,100	3,867,773
	Major Drilling Group International, Inc.	101,500	2,061,948
*	MDN, Inc.	242,980	122,551
#*	Mercator Minerals, Ltd.	16,905	46,263
	Methanex Corp.	359,200	6,257,021
#*	Migao Corp.	160,400	1,017,247
*	Minco Base Metals Corp.	2,780	—
*	Neo Material Technologies, Inc.	384,000	1,373,670
#*	New Gold, Inc.	233,562	892,232
	Norbord, Inc.	309,200	511,170
#*	North American Palladium, Ltd.	199,710	555,864
*	Northern Dynasty Minerals, Ltd.	13,400	99,625
*	Northgate Minerals Corp.	937,300	2,530,049
#*	NovaGold Resources, Inc.	282,049	1,448,904
*	Orvana Minerals Corp.	118,300	98,339
#*	Osisko Mining Corp.	477,731	3,551,804
*	Pan Amer Silver Corp.	213,700	4,906,128
*	Petaquilla Minerals, Ltd.	257,380	94,956
#*	Platinum Group Metals, Ltd.	189,187	238,549
*	Polaris Miner Corp.	16,700	24,957
#*	PolyMet Mining Corp.	423,377	1,115,139
*	Potash One, Inc.	18,900	42,896
#*	Quadra Mining, Ltd.	253,150	3,440,277
#*	Queenston Mining, Inc.	169,669	965,100
*	Richmont Mines, Inc.	24,000	70,611
#*	Rubicon Minerals Corp.	462,115	1,912,081
	Samuel Manu-Tech, Inc.	20,400	96,222
*	Seabridge Gold, Inc.	3,227	92,712
*	SEMAFO, Inc.	689,365	1,828,606
	Sherritt International Corp.	641,601	4,590,355
#*	Shore Gold, Inc.	837,013	875,594

*	Silver Standard Resources, Inc.	229,462	$4,946,512
#	Silvercorp Metals, Inc.	482,000	2,295,988
*	Starfield Resources, Inc.	953,115	129,082
	Stella-Jones, Inc.	29,600	599,935
*	Tahera Diamond Corp.	235,400	1,099
#*	Tanzanian Royalty Exploration Corp.	316,139	900,597
*	Taseko Mines, Ltd.	649,000	1,721,534
#*	Thompson Creek Metals Company, Inc.	474,700	5,732,845
#*	Timminco, Ltd.	194,700	243,682
*	Virginia Mines, Inc.	29,800	139,446
	Wesdome Gold Mines, Ltd.	99,000	189,558
#	West Fraser Timber Co., Ltd.	123,716	3,148,798
#*	West Timmins Mining, Inc.	269,700	521,439
#	Winpak, Ltd.	63,110	524,615
Total Materials			123,244,682

Telecommunication Services — (0.3%)
#*	Manitoba Telecom Services, Inc.	40,000	1,244,851
*	Wireless Matrix Corp.	127,500	117,896
Total Telecommunication Services			1,362,747

Utilities — (1.0%)
*	Boralex, Inc. Class A	81,274	683,198
*	Canadian Hydro Developers, Inc.	531,700	2,557,563
	Emera, Inc.	19,090	378,894
*	MAXIM Power Corp.	89,500	268,337
	Pacific Northern Gas, Ltd.	4,000	70,238
*	Plutonic Power Corp.	43,700	144,490
Total Utilities			4,102,720

TOTAL COMMON STOCKS			355,096,991

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 10/01/09 (Collateralized by $475,000 FNMA 5.058%(r), 01/01/36, valued at $316,658) to be repurchased at $320,002	$320	320,000

		Shares/
		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (14.9%)
§@	DFA Short Term Investment Fund LP	61,552,424	61,552,424
@	Repurchase Agreement, Deutsche Bank Securities 0.08%, 10/01/09 (Collateralized by various corporate obligations, ranging in par value from $1,357,371 to $8,582,278, rates ranging from 5.500% to 7.000%, maturities ranging from 01/01/36 to 12/01/38, valued at $505,430) to be repurchased at $495,521	$496	495,520
TOTAL SECURITIES LENDING COLLATERAL			62,047,944

TOTAL INVESTMENTS — (100.0%)
(Cost $535,302,752)##			$417,464,935

Summary of inputs used to value the Fund’s net assets as of September 30, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$47,885,743	—	—	$47,885,743
Consumer Staples	10,192,179	—	—	10,192,179
Energy	72,960,759	—	—	72,960,759
Financials	28,041,381	—	—	28,041,381
Health Care	16,011,346	—	—	16,011,346
Industrials	27,055,172	—	—	27,055,172
Information Technology	24,240,262	—	—	24,240,262
Materials	123,243,583	$1,099	—	123,244,682
Telecommunication Services	1,362,747	—	—	1,362,747
Utilities	4,102,720	—	—	4,102,720
Temporary Cash Investments	—	320,000	—	320,000
Securities Lending Collateral	—	62,047,944	—	62,047,944
Total	$355,095,892	$62,369,043	—	$417,464,935

Organization

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At September 30, 2009 the Trust consists of fourteen investment portfolios, of which five are included in this document.

Security Valuation

     Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost

     At September 30, 2009, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$1,636,134,845
The Asia Pacific Small Company Series	742,149,690
The United Kingdom Small Company Series	837,325,065
The Continental Small Company Series	1,643,502,185
The Canadian Small Company Series	535,302,752

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

     Effective December 1, 2007, the Series’ adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Series own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Recent Issued Accounting Standards

     In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series’ financial statements has not yet been determined.

     In May 2009, Statement of Financial Accounting Standards No. 165 (“FAS 165”), regarding Subsequent Events was issued and is effective for interim or annual financial periods after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through November 30, 2009, the date the financial statements were issued, and had determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date:	November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date:	November 27, 2009